Schwab Investments
Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.8% of net assets
U.S. Treasury Inflation Protected Securities
0.13%, 01/15/22	51,005,234	51,734,886
0.13%, 04/15/22	48,697,068	49,480,122
0.13%, 07/15/22	48,500,926	49,727,692
0.13%, 01/15/23	56,678,198	58,406,495
0.63%, 04/15/23	47,183,596	49,305,211
0.38%, 07/15/23	55,039,380	57,789,049
0.63%, 01/15/24	52,886,373	56,181,259
0.50%, 04/15/24	33,536,007	35,578,955
0.13%, 07/15/24	51,051,311	54,025,039
0.13%, 10/15/24	40,412,753	42,844,260
0.25%, 01/15/25	51,301,241	54,688,247
2.38%, 01/15/25	30,949,730	35,791,836
0.13%, 04/15/25	40,116,860	42,633,624
0.38%, 07/15/25	48,489,752	52,567,951
0.13%, 10/15/25	21,410,940	22,998,154
0.63%, 01/15/26	41,459,208	45,625,981
2.00%, 01/15/26	22,088,655	25,925,924
0.13%, 07/15/26	39,600,747	42,917,677
0.38%, 01/15/27	39,244,708	43,156,152
2.38%, 01/15/27	18,124,539	22,250,972
0.38%, 07/15/27	40,301,108	44,718,671
0.50%, 01/15/28	42,150,178	47,176,925
1.75%, 01/15/28	18,258,429	22,154,381
3.63%, 04/15/28	17,349,422	23,642,498
0.75%, 07/15/28	37,509,331	43,082,511
0.88%, 01/15/29	30,745,822	35,685,292
2.50%, 01/15/29	16,440,757	21,370,931
3.88%, 04/15/29	21,117,667	30,156,495
0.25%, 07/15/29	36,736,164	40,987,414
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.13%, 01/15/30	44,735,625	49,304,212
0.13%, 07/15/30	48,260,260	53,506,941
3.38%, 04/15/32	7,263,755	10,949,770
2.13%, 02/15/40	9,613,609	14,830,713
2.13%, 02/15/41	13,582,060	21,201,410
0.75%, 02/15/42	23,148,654	29,308,903
0.63%, 02/15/43	17,273,332	21,439,414
1.38%, 02/15/44	24,096,780	34,563,982
0.75%, 02/15/45	26,457,261	33,961,710
1.00%, 02/15/46	13,994,293	19,008,707
0.88%, 02/15/47	16,730,377	22,402,110
1.00%, 02/15/48	14,468,267	20,073,028
1.00%, 02/15/49	14,553,459	20,413,737
0.25%, 02/15/50	18,648,008	22,135,057
Total Treasuries
(Cost $1,451,066,322)		1,575,704,298
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% (a)	1,614,496	1,614,496
Total Other Investment Company
(Cost $1,614,496)		1,614,496
(a)	The rate shown is the 7-day yield.

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$1,575,704,298	$—	$1,575,704,298
Other Investment Company[1]	1,614,496	—	—	1,614,496
Total	$1,614,496	$1,575,704,298	$—	$1,577,318,794
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab U.S. Aggregate Bond Index Fund

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 27.4% of net assets

Financial Institutions 8.3%
Banking 5.7%
Ally Financial, Inc.
4.13%, 02/13/22	250,000	260,448
3.05%, 06/05/23 (a)	200,000	210,976
1.45%, 10/02/23 (a)	750,000	764,857
5.13%, 09/30/24	150,000	172,277
5.80%, 05/01/25 (a)	150,000	178,554
8.00%, 11/01/31	450,000	642,305
American Express Co.
3.70%, 11/05/21 (a)	150,000	154,274
2.75%, 05/20/22 (a)	350,000	361,746
2.50%, 08/01/22 (a)	250,000	258,583
2.65%, 12/02/22	200,000	209,286
3.40%, 02/27/23 (a)	450,000	478,944
3.70%, 08/03/23 (a)	500,000	542,965
3.40%, 02/22/24 (a)	200,000	217,654
2.50%, 07/30/24 (a)	350,000	373,296
3.00%, 10/30/24 (a)	250,000	272,033
4.20%, 11/06/25 (a)	150,000	174,314
3.13%, 05/20/26 (a)	150,000	168,156
4.05%, 12/03/42	150,000	190,475
American Express Credit Corp.
2.70%, 03/03/22 (a)	400,000	411,308
3.30%, 05/03/27 (a)	250,000	284,210
Australia & New Zealand Banking Group Ltd.
2.30%, 06/01/21	250,000	252,553
2.55%, 11/23/21	250,000	255,663
2.63%, 05/19/22	250,000	258,525
2.05%, 11/21/22	250,000	258,693
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	200,000	201,006
1.13%, 09/18/25	200,000	201,038
Banco Santander S.A.
3.50%, 04/11/22	200,000	207,972
3.13%, 02/23/23	200,000	210,764
3.85%, 04/12/23	200,000	214,574
2.71%, 06/27/24	200,000	213,220
2.75%, 05/28/25	200,000	212,992
5.18%, 11/19/25	200,000	231,916
4.25%, 04/11/27	200,000	229,428
3.80%, 02/23/28	200,000	224,258
4.38%, 04/12/28	200,000	232,188
3.31%, 06/27/29	200,000	223,552
3.49%, 05/28/30	200,000	223,370
Bancolombia S.A.
3.00%, 01/29/25 (a)	200,000	206,648
Security Rate, Maturity Date	Face Amount ($)	Value ($)
BancorpSouth Bank
4.13%, 11/20/29 (a)(b)	50,000	50,823
Bank of America Corp.
5.70%, 01/24/22	474,000	503,217
2.50%, 10/21/22 (a)	500,000	509,600
3.30%, 01/11/23	800,000	848,800
3.12%, 01/20/23 (a)(b)	150,000	154,506
2.88%, 04/24/23 (a)(b)	450,000	464,917
2.82%, 07/21/23 (a)(b)	500,000	518,805
4.10%, 07/24/23	500,000	547,980
3.00%, 12/20/23 (a)(b)	1,150,000	1,208,121
4.13%, 01/22/24	500,000	553,435
3.55%, 03/05/24 (a)(b)	400,000	426,248
4.00%, 04/01/24	250,000	277,117
1.49%, 05/19/24 (a)(b)	200,000	204,522
3.86%, 07/23/24 (a)(b)	450,000	488,565
4.20%, 08/26/24	650,000	728,656
0.81%, 10/24/24 (a)(b)	700,000	703,311
4.00%, 01/22/25	350,000	392,210
3.46%, 03/15/25 (a)(b)	450,000	488,668
3.95%, 04/21/25	450,000	505,233
3.88%, 08/01/25	250,000	284,337
0.98%, 09/25/25 (a)(b)	750,000	755,197
3.09%, 10/01/25 (a)(b)	250,000	270,715
2.46%, 10/22/25 (a)(b)	350,000	371,406
3.37%, 01/23/26 (a)(b)	450,000	493,902
2.02%, 02/13/26 (a)(b)	250,000	260,870
4.45%, 03/03/26	600,000	700,764
3.50%, 04/19/26	500,000	566,955
1.32%, 06/19/26 (a)(b)	600,000	608,706
4.25%, 10/22/26	250,000	292,330
1.20%, 10/24/26 (a)(b)	700,000	705,789
3.56%, 04/23/27 (a)(b)	750,000	843,337
3.25%, 10/21/27 (a)	200,000	222,560
4.18%, 11/25/27 (a)	350,000	404,582
3.82%, 01/20/28 (a)(b)	400,000	457,880
3.71%, 04/24/28 (a)(b)	250,000	285,147
3.59%, 07/21/28 (a)(b)	300,000	339,618
3.42%, 12/20/28 (a)(b)	1,200,000	1,352,124
3.97%, 03/05/29 (a)(b)	500,000	582,295
4.27%, 07/23/29 (a)(b)	550,000	655,303
3.97%, 02/07/30 (a)(b)	500,000	586,440
3.19%, 07/23/30 (a)(b)	400,000	446,904
2.88%, 10/22/30 (a)(b)	350,000	382,872
2.50%, 02/13/31 (a)(b)	800,000	846,264
2.59%, 04/29/31 (a)(b)	500,000	532,850
1.90%, 07/23/31 (a)(b)	600,000	604,932
1.92%, 10/24/31 (a)(b)	500,000	505,135
6.11%, 01/29/37	400,000	588,808
4.24%, 04/24/38 (a)(b)	250,000	312,435
7.75%, 05/14/38	320,000	548,618
4.08%, 04/23/40 (a)(b)	450,000	556,420

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.68%, 06/19/41 (a)(b)	1,050,000	1,097,250
5.88%, 02/07/42	300,000	463,581
5.00%, 01/21/44	300,000	429,600
4.88%, 04/01/44	100,000	140,691
4.75%, 04/21/45	100,000	138,893
4.44%, 01/20/48 (a)(b)	350,000	467,726
3.95%, 01/23/49 (a)(b)	200,000	253,082
4.33%, 03/15/50 (a)(b)	550,000	731,236
4.08%, 03/20/51 (a)(b)	1,000,000	1,282,750
2.83%, 10/24/51 (a)(b)	250,000	263,305
Bank of America NA
6.00%, 10/15/36	418,000	618,740
Bank of Montreal
1.90%, 08/27/21	300,000	303,726
2.90%, 03/26/22	400,000	413,876
2.35%, 09/11/22	250,000	259,318
2.55%, 11/06/22 (a)	250,000	260,438
3.30%, 02/05/24	250,000	270,935
2.50%, 06/28/24	200,000	213,346
1.85%, 05/01/25	350,000	367,034
4.34%, 10/05/28 (a)(b)	250,000	271,380
3.80%, 12/15/32 (a)(b)	200,000	226,670
BankUnited, Inc.
4.88%, 11/17/25 (a)	100,000	114,850
Barclays Bank PLC
1.70%, 05/12/22 (a)	250,000	254,600
Barclays PLC
3.20%, 08/10/21	200,000	203,764
3.68%, 01/10/23 (a)	250,000	258,143
4.61%, 02/15/23 (a)(b)	400,000	418,564
4.34%, 05/16/24 (a)(b)	200,000	215,858
4.38%, 09/11/24	200,000	220,604
3.65%, 03/16/25	350,000	384,058
3.93%, 05/07/25 (a)(b)	600,000	653,064
4.38%, 01/12/26	500,000	571,740
2.85%, 05/07/26 (a)(b)	350,000	371,871
5.20%, 05/12/26	500,000	580,685
4.34%, 01/10/28 (a)	200,000	228,880
4.84%, 05/09/28 (a)	450,000	511,272
4.97%, 05/16/29 (a)(b)	250,000	300,075
5.09%, 06/20/30 (a)(b)	300,000	354,177
2.65%, 06/24/31 (a)(b)	300,000	312,291
3.56%, 09/23/35 (a)(b)	350,000	365,389
5.25%, 08/17/45	200,000	279,730
4.95%, 01/10/47	400,000	540,928
BBVA USA
2.88%, 06/29/22 (a)	250,000	259,208
3.88%, 04/10/25 (a)	250,000	278,237
BNP Paribas S.A.
3.25%, 03/03/23	95,000	101,175
4.25%, 10/15/24	200,000	224,212
BPCE S.A.
2.75%, 12/02/21	250,000	256,108
4.00%, 04/15/24	250,000	277,637
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	250,000	253,168
2.61%, 07/22/23 (a)(b)	150,000	155,396
3.50%, 09/13/23	350,000	380,607
3.10%, 04/02/24	200,000	216,418
2.25%, 01/28/25	200,000	212,168
0.95%, 10/23/25	200,000	201,676
Capital One Bank USA NA
3.38%, 02/15/23	250,000	265,100
2.28%, 01/28/26 (a)(b)	350,000	367,349
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Capital One Financial Corp.
3.20%, 01/30/23 (a)	250,000	264,398
2.60%, 05/11/23 (a)	250,000	262,095
3.50%, 06/15/23	250,000	268,183
3.90%, 01/29/24 (a)	150,000	164,567
3.75%, 04/24/24 (a)	400,000	437,292
3.30%, 10/30/24 (a)	500,000	544,900
3.20%, 02/05/25 (a)	250,000	272,135
4.20%, 10/29/25 (a)	250,000	284,087
3.75%, 07/28/26 (a)	250,000	278,660
3.75%, 03/09/27 (a)	400,000	456,264
3.65%, 05/11/27 (a)	250,000	284,357
3.80%, 01/31/28 (a)	200,000	230,120
Citibank NA
3.40%, 07/23/21 (a)	250,000	254,418
3.65%, 01/23/24 (a)	250,000	273,200
Citigroup, Inc.
2.35%, 08/02/21	250,000	253,440
2.90%, 12/08/21 (a)	350,000	358,375
4.50%, 01/14/22	500,000	523,545
2.75%, 04/25/22 (a)	350,000	360,997
4.05%, 07/30/22	150,000	158,939
2.70%, 10/27/22 (a)	150,000	156,272
2.31%, 11/04/22 (a)(b)	350,000	355,999
3.14%, 01/24/23 (a)(b)	400,000	411,876
3.50%, 05/15/23	350,000	374,696
2.88%, 07/24/23 (a)(b)	500,000	519,355
3.88%, 10/25/23	150,000	164,936
1.68%, 05/15/24 (a)(b)	250,000	256,883
4.04%, 06/01/24 (a)(b)	150,000	162,750
3.75%, 06/16/24	100,000	110,515
4.00%, 08/05/24	150,000	166,827
3.88%, 03/26/25	150,000	167,472
3.35%, 04/24/25 (a)(b)	450,000	487,530
3.30%, 04/27/25	300,000	333,288
4.40%, 06/10/25	650,000	744,562
5.50%, 09/13/25	524,000	631,058
3.70%, 01/12/26	500,000	566,745
4.60%, 03/09/26	345,000	403,191
3.11%, 04/08/26 (a)(b)	800,000	869,432
3.40%, 05/01/26	250,000	279,932
3.20%, 10/21/26 (a)	850,000	943,508
4.30%, 11/20/26	150,000	173,967
4.45%, 09/29/27	580,000	681,088
3.89%, 01/10/28 (a)(b)	450,000	513,085
3.67%, 07/24/28 (a)(b)	350,000	397,271
4.13%, 07/25/28	450,000	525,582
3.52%, 10/27/28 (a)(b)	700,000	790,405
4.08%, 04/23/29 (a)(b)	250,000	292,562
3.98%, 03/20/30 (a)(b)	550,000	644,407
2.98%, 11/05/30 (a)(b)	300,000	327,636
2.67%, 01/29/31 (a)(b)	350,000	376,390
4.41%, 03/31/31 (a)(b)	800,000	965,944
2.57%, 06/03/31 (a)(b)	800,000	852,152
6.63%, 06/15/32	200,000	286,178
5.88%, 02/22/33	100,000	133,674
6.00%, 10/31/33	150,000	207,813
6.13%, 08/25/36	100,000	142,635
3.88%, 01/24/39 (a)(b)	200,000	240,846
8.13%, 07/15/39	270,000	489,564
5.32%, 03/26/41 (a)(b)	450,000	638,451
5.88%, 01/30/42	130,000	199,859
6.68%, 09/13/43	200,000	325,380
5.30%, 05/06/44	200,000	281,024
4.65%, 07/30/45	180,000	244,996
4.75%, 05/18/46	330,000	438,458
4.28%, 04/24/48 (a)(b)	150,000	197,400
4.65%, 07/23/48 (a)	400,000	556,532

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citizens Bank NA
3.70%, 03/29/23 (a)	500,000	535,835
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	165,801
3.25%, 04/30/30 (a)	250,000	281,207
Comerica, Inc.
4.00%, 02/01/29 (a)	250,000	293,035
Cooperatieve Rabobank UA
3.88%, 02/08/22	300,000	312,696
3.95%, 11/09/22	250,000	266,148
2.75%, 01/10/23	250,000	262,620
4.63%, 12/01/23	491,000	547,195
3.38%, 05/21/25	250,000	280,490
4.38%, 08/04/25	241,000	275,314
3.75%, 07/21/26	550,000	619,877
5.25%, 05/24/41	300,000	443,979
5.75%, 12/01/43	250,000	377,107
5.25%, 08/04/45	250,000	360,102
Credit Suisse AG
2.10%, 11/12/21	500,000	508,515
2.80%, 04/08/22	250,000	258,340
1.00%, 05/05/23	250,000	253,438
3.63%, 09/09/24	550,000	610,797
2.95%, 04/09/25	400,000	438,188
Credit Suisse Group AG
4.55%, 04/17/26	500,000	586,595
4.88%, 05/15/45	500,000	693,140
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	500,000	529,085
3.80%, 06/09/23	500,000	538,660
3.75%, 03/26/25	500,000	555,640
Credit Suisse USA, Inc.
7.13%, 07/15/32	150,000	234,824
Deutsche Bank AG
3.30%, 11/16/22	250,000	260,658
3.95%, 02/27/23	400,000	424,684
3.70%, 05/30/24	300,000	322,189
3.96%, 11/26/25 (a)(b)	350,000	379,232
4.10%, 01/13/26	250,000	276,076
2.13%, 11/24/26 (a)(b)	500,000	506,140
Deutsche Bank AG/New York NY
3.55%, 09/18/31 (a)(b)	350,000	376,775
Discover Bank
3.35%, 02/06/23 (a)	500,000	529,615
4.65%, 09/13/28 (a)	500,000	597,890
Discover Financial Services
3.85%, 11/21/22	400,000	426,416
3.75%, 03/04/25 (a)	150,000	165,290
4.10%, 02/09/27 (a)	150,000	170,805
Fifth Third Bancorp
3.50%, 03/15/22 (a)	150,000	155,654
2.60%, 06/15/22 (a)	150,000	154,827
1.63%, 05/05/23 (a)	175,000	180,038
3.65%, 01/25/24 (a)	250,000	272,225
2.55%, 05/05/27 (a)	200,000	216,174
8.25%, 03/01/38	150,000	254,712
Fifth Third Bank
3.35%, 07/26/21 (a)	200,000	203,536
3.85%, 03/15/26 (a)	200,000	227,214
2.25%, 02/01/27 (a)	250,000	265,528
First Horizon National Corp.
3.55%, 05/26/23 (a)	200,000	211,350
4.00%, 05/26/25 (a)	150,000	166,040
First Republic Bank
4.63%, 02/13/47 (a)	250,000	321,575
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Goldman Sachs Capital l
6.35%, 02/15/34	150,000	207,999
HSBC Bank USA NA
5.88%, 11/01/34	250,000	355,895
7.00%, 01/15/39	250,000	393,392
HSBC Holdings PLC
2.65%, 01/05/22	450,000	460,984
3.26%, 03/13/23 (a)(b)	600,000	620,862
3.60%, 05/25/23	200,000	214,922
3.03%, 11/22/23 (a)(b)	200,000	209,438
4.25%, 03/14/24	500,000	548,635
3.95%, 05/18/24 (a)(b)	400,000	430,776
3.80%, 03/11/25 (a)(b)	450,000	489,226
4.25%, 08/18/25	200,000	225,572
2.63%, 11/07/25 (a)(b)	400,000	422,480
4.30%, 03/08/26	400,000	460,416
1.65%, 04/18/26 (a)(b)	625,000	634,737
3.90%, 05/25/26	650,000	736,404
2.10%, 06/04/26 (a)(b)	300,000	309,936
4.29%, 09/12/26 (a)(b)	400,000	453,792
4.38%, 11/23/26	309,000	353,573
1.59%, 05/24/27 (a)(b)	550,000	554,493
4.04%, 03/13/28 (a)(b)	400,000	454,328
2.01%, 09/22/28 (a)(b)	350,000	355,775
4.58%, 06/19/29 (a)(b)	600,000	709,230
4.95%, 03/31/30	400,000	499,084
3.97%, 05/22/30 (a)(b)	450,000	517,014
2.85%, 06/04/31 (a)(b)	250,000	267,113
2.36%, 08/18/31 (a)(b)	450,000	462,361
7.63%, 05/17/32	200,000	288,684
6.50%, 05/02/36	200,000	285,570
6.50%, 09/15/37	505,000	728,028
6.80%, 06/01/38	400,000	595,704
6.10%, 01/14/42	200,000	300,332
5.25%, 03/14/44	200,000	272,262
HSBC USA, Inc.
3.50%, 06/23/24	150,000	163,194
Huntington Bancshares, Inc.
2.30%, 01/14/22 (a)	150,000	153,117
2.63%, 08/06/24 (a)	200,000	214,362
2.55%, 02/04/30 (a)	200,000	214,836
ING Groep N.V.
3.15%, 03/29/22	250,000	258,990
4.10%, 10/02/23	300,000	329,910
3.55%, 04/09/24	200,000	218,472
3.95%, 03/29/27	200,000	230,606
4.55%, 10/02/28	300,000	366,054
4.05%, 04/09/29	200,000	238,962
JPMorgan Chase & Co.
4.50%, 01/24/22	300,000	314,487
3.25%, 09/23/22	380,000	400,235
2.97%, 01/15/23 (a)	750,000	771,982
3.20%, 01/25/23	563,000	596,819
3.21%, 04/01/23 (a)(b)	200,000	207,406
2.78%, 04/25/23 (a)(b)	500,000	516,710
3.38%, 05/01/23	250,000	267,128
2.70%, 05/18/23 (a)	300,000	315,822
3.88%, 02/01/24	250,000	275,958
3.56%, 04/23/24 (a)(b)	250,000	268,065
3.63%, 05/13/24	250,000	275,843
1.51%, 06/01/24 (a)(b)	200,000	204,854
3.80%, 07/23/24 (a)(b)	450,000	487,903
3.88%, 09/10/24	500,000	557,605
0.65%, 09/16/24 (a)(b)	400,000	402,020
4.02%, 12/05/24 (a)(b)	450,000	495,648
3.13%, 01/23/25 (a)	745,000	814,203
3.22%, 03/01/25 (a)(b)	250,000	270,038

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.90%, 07/15/25 (a)	450,000	509,908
2.30%, 10/15/25 (a)(b)	250,000	264,438
2.01%, 03/13/26 (a)(b)	300,000	313,704
3.30%, 04/01/26 (a)	635,000	709,378
2.08%, 04/22/26 (a)(b)	700,000	735,049
3.20%, 06/15/26 (a)	250,000	279,172
2.95%, 10/01/26 (a)	550,000	607,414
1.05%, 11/19/26 (a)(b)	700,000	703,955
4.13%, 12/15/26	450,000	525,919
3.96%, 01/29/27 (a)(b)	500,000	572,030
8.00%, 04/29/27	150,000	207,780
4.25%, 10/01/27	250,000	294,987
3.63%, 12/01/27 (a)	150,000	169,916
3.78%, 02/01/28 (a)(b)	500,000	573,800
3.54%, 05/01/28 (a)(b)	450,000	510,498
2.18%, 06/01/28 (a)(b)	300,000	314,949
3.51%, 01/23/29 (a)(b)	350,000	397,761
4.01%, 04/23/29 (a)(b)	300,000	351,669
4.20%, 07/23/29 (a)(b)	650,000	772,882
4.45%, 12/05/29 (a)(b)	450,000	546,777
3.70%, 05/06/30 (a)(b)	450,000	520,150
8.75%, 09/01/30	50,000	74,041
2.74%, 10/15/30 (a)(b)	550,000	597,030
4.49%, 03/24/31 (a)(b)	450,000	552,465
2.52%, 04/22/31 (a)(b)	750,000	802,747
2.96%, 05/13/31 (a)(b)	700,000	764,029
6.40%, 05/15/38	400,000	633,324
3.88%, 07/24/38 (a)(b)	400,000	486,716
5.50%, 10/15/40	230,000	342,569
3.11%, 04/22/41 (a)(b)	250,000	279,130
5.60%, 07/15/41	350,000	533,932
2.53%, 11/19/41 (a)(b)	500,000	511,805
5.40%, 01/06/42	300,000	451,092
5.63%, 08/16/43	250,000	376,960
4.85%, 02/01/44	100,000	144,158
4.95%, 06/01/45	250,000	357,615
4.26%, 02/22/48 (a)(b)	350,000	462,616
4.03%, 07/24/48 (a)(b)	250,000	321,302
3.96%, 11/15/48 (a)(b)	800,000	1,025,040
3.90%, 01/23/49 (a)(b)	400,000	508,668
3.11%, 04/22/51 (a)(b)	400,000	448,768
KeyBank NA
2.50%, 11/22/21	250,000	255,515
2.30%, 09/14/22	250,000	258,880
3.38%, 03/07/23	250,000	266,860
1.25%, 03/10/23	250,000	255,360
3.40%, 05/20/26	250,000	279,102
KeyCorp
4.15%, 10/29/25	150,000	173,144
4.10%, 04/30/28	150,000	177,873
2.55%, 10/01/29	150,000	162,843
Lloyds Banking Group PLC
3.10%, 07/06/21	200,000	203,202
3.00%, 01/11/22	400,000	411,468
2.86%, 03/17/23 (a)(b)	400,000	411,612
1.33%, 06/15/23 (a)(b)	200,000	202,110
4.05%, 08/16/23	200,000	218,142
2.91%, 11/07/23 (a)(b)	450,000	469,624
3.90%, 03/12/24	250,000	274,110
4.50%, 11/04/24	200,000	222,632
4.45%, 05/08/25	200,000	228,948
4.58%, 12/10/25	200,000	225,884
2.44%, 02/05/26 (a)(b)	200,000	210,552
4.65%, 03/24/26	524,000	600,352
3.75%, 01/11/27	200,000	225,874
4.38%, 03/22/28	300,000	356,001
4.55%, 08/16/28	200,000	241,914
3.57%, 11/07/28 (a)(b)	200,000	224,652
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.30%, 12/01/45	200,000	282,514
4.34%, 01/09/48	300,000	377,100
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (a)	250,000	257,678
2.90%, 02/06/25 (a)	250,000	272,425
Mitsubishi UFJ Financial Group, Inc.
3.54%, 07/26/21	200,000	204,192
2.19%, 09/13/21	614,000	622,934
3.22%, 03/07/22	250,000	258,873
2.67%, 07/25/22	550,000	570,300
3.46%, 03/02/23	250,000	266,443
3.76%, 07/26/23	250,000	271,183
3.41%, 03/07/24	550,000	597,877
2.80%, 07/18/24	200,000	214,048
0.85%, 09/15/24 (a)(b)	750,000	753,930
2.19%, 02/25/25	650,000	685,275
1.41%, 07/17/25	350,000	358,043
3.85%, 03/01/26	200,000	229,442
3.68%, 02/22/27	200,000	227,432
3.29%, 07/25/27	250,000	281,077
3.96%, 03/02/28	250,000	294,447
4.05%, 09/11/28	250,000	297,575
3.74%, 03/07/29	300,000	350,430
3.20%, 07/18/29	200,000	224,260
2.56%, 02/25/30	200,000	214,952
2.05%, 07/17/30	450,000	467,257
4.15%, 03/07/39	300,000	375,774
3.75%, 07/18/39	200,000	241,140
Mizuho Financial Group, Inc.
2.27%, 09/13/21	200,000	203,056
2.95%, 02/28/22	500,000	516,450
2.60%, 09/11/22	250,000	259,768
2.72%, 07/16/23 (a)(b)	200,000	206,818
1.24%, 07/10/24 (a)(b)	250,000	253,493
0.85%, 09/08/24 (a)(b)	375,000	376,117
2.56%, 09/13/25 (a)(b)	200,000	211,890
2.23%, 05/25/26 (a)(b)	200,000	209,712
3.66%, 02/28/27	200,000	225,232
3.17%, 09/11/27	300,000	334,899
4.02%, 03/05/28	200,000	234,364
3.15%, 07/16/30 (a)(b)	200,000	221,970
2.87%, 09/13/30 (a)(b)	200,000	217,170
2.20%, 07/10/31 (a)(b)	250,000	259,203
1.98%, 09/08/31 (a)(b)	250,000	253,995
Morgan Stanley
2.63%, 11/17/21	500,000	511,025
2.75%, 05/19/22	500,000	517,225
4.88%, 11/01/22	250,000	270,333
3.13%, 01/23/23	350,000	369,883
3.75%, 02/25/23	500,000	536,165
4.10%, 05/22/23	600,000	650,052
0.56%, 11/10/23 (a)(b)	300,000	300,315
3.74%, 04/24/24 (a)(b)	800,000	860,224
3.88%, 04/29/24	250,000	276,562
3.70%, 10/23/24	500,000	556,290
2.72%, 07/22/25 (a)(b)	350,000	374,556
4.00%, 07/23/25	524,000	600,069
0.86%, 10/21/25 (a)(b)	1,000,000	1,006,250
5.00%, 11/24/25	324,000	386,526
3.88%, 01/27/26	500,000	572,290
2.19%, 04/28/26 (a)(b)	500,000	527,685
3.13%, 07/27/26	500,000	558,565
6.25%, 08/09/26	412,000	527,348
4.35%, 09/08/26	300,000	352,578
3.63%, 01/20/27	450,000	515,007
3.95%, 04/23/27	500,000	576,450
3.59%, 07/22/28 (a)(b)	400,000	456,052
3.77%, 01/24/29 (a)(b)	500,000	578,460

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.43%, 01/23/30 (a)(b)	600,000	730,086
2.70%, 01/22/31 (a)(b)	750,000	814,942
3.62%, 04/01/31 (a)(b)	500,000	582,235
1.79%, 02/13/32 (a)(b)	200,000	201,634
7.25%, 04/01/32	330,000	514,133
3.97%, 07/22/38 (a)(b)	250,000	309,995
4.46%, 04/22/39 (a)(b)	250,000	328,427
6.38%, 07/24/42	250,000	409,772
4.30%, 01/27/45	555,000	754,717
4.38%, 01/22/47	250,000	347,560
5.60%, 03/24/51 (a)(b)	550,000	888,184
MUFG Union Bank NA
3.15%, 04/01/22 (a)	250,000	258,778
National Australia Bank Ltd.
3.70%, 11/04/21	250,000	258,023
2.50%, 05/22/22	850,000	877,786
2.88%, 04/12/23	250,000	264,963
2.50%, 07/12/26	250,000	272,023
National Bank of Canada
2.10%, 02/01/23	250,000	258,550
0.90%, 08/15/23 (a)(b)	250,000	251,683
Natwest Group PLC
6.13%, 12/15/22	400,000	438,928
3.50%, 05/15/23 (a)(b)	800,000	832,848
6.10%, 06/10/23	150,000	167,315
3.88%, 09/12/23	400,000	433,416
6.00%, 12/19/23	550,000	624,624
2.36%, 05/22/24 (a)(b)	200,000	207,298
5.13%, 05/28/24	350,000	391,251
4.52%, 06/25/24 (a)(b)	200,000	218,152
4.27%, 03/22/25 (a)(b)	200,000	219,952
3.07%, 05/22/28 (a)(b)	400,000	432,492
4.89%, 05/18/29 (a)(b)	500,000	601,040
3.75%, 11/01/29 (a)(b)	200,000	211,544
5.08%, 01/27/30 (a)(b)	200,000	245,160
4.45%, 05/08/30 (a)(b)	200,000	237,124
3.03%, 11/28/35 (a)(b)	250,000	252,575
Northern Trust Corp.
3.95%, 10/30/25	250,000	288,915
3.65%, 08/03/28 (a)	100,000	118,200
3.15%, 05/03/29 (a)	100,000	114,242
1.95%, 05/01/30 (a)	200,000	210,648
People’s United Bank NA
4.00%, 07/15/24 (a)	250,000	269,715
PNC Bank NA
2.55%, 12/09/21 (a)	405,000	413,764
2.63%, 02/17/22 (a)	250,000	256,735
2.70%, 11/01/22 (a)	250,000	260,883
2.03%, 12/09/22 (a)(b)	250,000	254,253
2.95%, 02/23/25 (a)	500,000	546,185
3.25%, 06/01/25 (a)	250,000	278,582
3.25%, 01/22/28 (a)	250,000	283,735
4.05%, 07/26/28	250,000	295,862
Regions Financial Corp.
2.75%, 08/14/22 (a)	200,000	207,662
3.80%, 08/14/23 (a)	250,000	271,963
2.25%, 05/18/25 (a)	200,000	211,996
7.38%, 12/10/37	100,000	152,549
Royal Bank of Canada
2.75%, 02/01/22	500,000	514,525
2.80%, 04/29/22	200,000	207,250
1.95%, 01/17/23	200,000	206,820
3.70%, 10/05/23	350,000	382,532
0.50%, 10/26/23	750,000	752,482
2.55%, 07/16/24	150,000	160,380
2.25%, 11/01/24	200,000	212,414
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.15%, 06/10/25	350,000	357,245
4.65%, 01/27/26	150,000	178,035
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	830,000	859,457
3.40%, 01/18/23 (a)	200,000	210,050
3.50%, 06/07/24 (a)	200,000	215,878
3.45%, 06/02/25 (a)	200,000	216,866
4.50%, 07/17/25 (a)	100,000	111,878
3.24%, 10/05/26 (a)(c)	150,000	162,501
4.40%, 07/13/27 (a)	150,000	169,977
Santander UK Group Holdings PLC
2.88%, 08/05/21	200,000	203,336
3.37%, 01/05/24 (a)(b)	300,000	315,354
4.80%, 11/15/24 (a)(b)	200,000	221,990
1.53%, 08/21/26 (a)(b)	400,000	403,860
3.82%, 11/03/28 (a)(b)	250,000	281,572
Santander UK PLC
3.40%, 06/01/21	200,000	203,146
3.75%, 11/15/21	200,000	206,452
2.88%, 06/18/24	200,000	214,996
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	300,000	303,840
State Street Corp.
2.83%, 03/30/23 (a)(b)	150,000	154,962
2.65%, 05/15/23 (a)(b)	150,000	155,009
3.10%, 05/15/23	200,000	213,254
3.78%, 12/03/24 (a)(b)	200,000	219,790
3.30%, 12/16/24	300,000	332,715
2.35%, 11/01/25 (a)(b)	200,000	212,478
2.65%, 05/19/26	250,000	275,020
4.14%, 12/03/29 (a)(b)	250,000	303,452
2.40%, 01/24/30	100,000	109,956
3.15%, 03/30/31 (a)(b)	100,000	115,070
Sumitomo Mitsui Banking Corp.
3.95%, 01/10/24	250,000	274,630
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	200,000	202,164
2.44%, 10/19/21	200,000	203,780
2.78%, 07/12/22	400,000	415,504
2.78%, 10/18/22	250,000	261,333
3.10%, 01/17/23	750,000	792,300
3.75%, 07/19/23	200,000	216,678
2.70%, 07/16/24	450,000	480,991
2.45%, 09/27/24	200,000	212,208
2.35%, 01/15/25	200,000	211,882
1.47%, 07/08/25	500,000	512,470
3.78%, 03/09/26	600,000	684,468
2.63%, 07/14/26	200,000	217,338
3.01%, 10/19/26	250,000	277,480
3.45%, 01/11/27	200,000	225,236
3.36%, 07/12/27	200,000	225,930
3.94%, 07/19/28	250,000	292,955
4.31%, 10/16/28	250,000	299,745
3.04%, 07/16/29	600,000	666,180
3.20%, 09/17/29	100,000	109,387
2.72%, 09/27/29	200,000	216,556
2.75%, 01/15/30	200,000	218,828
2.13%, 07/08/30	300,000	312,264
2.14%, 09/23/30	250,000	251,703
SVB Financial Group
3.13%, 06/05/30 (a)	200,000	224,560
Svenska Handelsbanken AB
3.90%, 11/20/23	250,000	275,443
Synchrony Bank
3.00%, 06/15/22 (a)	250,000	258,423

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Synchrony Financial
2.85%, 07/25/22 (a)	200,000	206,702
4.38%, 03/19/24 (a)	150,000	164,826
4.50%, 07/23/25 (a)	250,000	281,335
3.95%, 12/01/27 (a)	200,000	222,398
5.15%, 03/19/29 (a)	150,000	180,152
Synovus Financial Corp.
3.13%, 11/01/22 (a)	50,000	51,782
The Bank of New York Mellon Corp.
3.55%, 09/23/21 (a)	200,000	204,816
1.95%, 08/23/22	200,000	205,928
1.85%, 01/27/23 (a)	200,000	206,362
2.95%, 01/29/23 (a)	250,000	263,593
3.50%, 04/28/23	200,000	215,124
2.66%, 05/16/23 (a)(b)	300,000	310,002
2.20%, 08/16/23 (a)	250,000	261,603
0.35%, 12/07/23 (a)(d)	200,000	199,786
3.65%, 02/04/24 (a)	500,000	547,975
3.25%, 09/11/24 (a)	200,000	219,366
2.10%, 10/24/24	200,000	211,594
2.80%, 05/04/26 (a)	200,000	221,578
2.45%, 08/17/26 (a)	150,000	163,209
3.44%, 02/07/28 (a)(b)	150,000	171,854
3.85%, 04/28/28	600,000	720,162
3.00%, 10/30/28 (a)	150,000	167,843
The Bank of Nova Scotia
2.80%, 07/21/21	200,000	203,246
2.70%, 03/07/22	100,000	103,128
2.45%, 09/19/22	200,000	208,002
2.00%, 11/15/22	200,000	206,606
1.95%, 02/01/23	200,000	206,656
1.63%, 05/01/23	500,000	514,580
0.55%, 09/15/23	350,000	351,501
3.40%, 02/11/24	150,000	163,085
2.20%, 02/03/25	200,000	211,618
1.30%, 06/11/25	400,000	409,072
4.50%, 12/16/25	150,000	173,697
2.70%, 08/03/26	200,000	220,366
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	912,000	967,851
3.00%, 04/26/22 (a)	500,000	505,145
3.63%, 01/22/23	400,000	426,844
3.20%, 02/23/23 (a)	150,000	158,727
2.91%, 06/05/23 (a)(b)	550,000	570,119
2.91%, 07/24/23 (a)(b)	250,000	259,883
3.63%, 02/20/24 (a)	150,000	163,665
4.00%, 03/03/24	500,000	552,345
3.85%, 07/08/24 (a)	724,000	797,957
3.50%, 01/23/25 (a)	450,000	495,274
3.50%, 04/01/25 (a)	600,000	665,124
3.75%, 05/22/25 (a)	550,000	615,087
3.27%, 09/29/25 (a)(b)	450,000	490,761
4.25%, 10/21/25	300,000	344,613
3.75%, 02/25/26 (a)	250,000	283,935
3.50%, 11/16/26 (a)	550,000	616,374
5.95%, 01/15/27	157,000	199,252
3.85%, 01/26/27 (a)	600,000	685,698
3.69%, 06/05/28 (a)(b)	650,000	744,952
3.81%, 04/23/29 (a)(b)	450,000	519,628
4.22%, 05/01/29 (a)(b)	500,000	592,860
2.60%, 02/07/30 (a)	350,000	377,538
3.80%, 03/15/30 (a)	400,000	469,032
6.13%, 02/15/33	150,000	218,393
6.45%, 05/01/36	100,000	147,684
6.75%, 10/01/37	1,000,000	1,535,170
4.02%, 10/31/38 (a)(b)	650,000	798,440
4.41%, 04/23/39 (a)(b)	300,000	385,164
6.25%, 02/01/41	500,000	787,670
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.80%, 07/08/44 (a)	350,000	487,088
5.15%, 05/22/45	400,000	561,332
4.75%, 10/21/45 (a)	300,000	419,742
The Huntington National Bank
2.50%, 08/07/22 (a)	250,000	258,608
3.55%, 10/06/23 (a)	250,000	271,705
The PNC Financial Services Group, Inc.
3.30%, 03/08/22 (a)	150,000	155,328
3.90%, 04/29/24 (a)	500,000	551,935
2.20%, 11/01/24 (a)	250,000	264,863
2.60%, 07/23/26 (a)	100,000	109,505
3.45%, 04/23/29 (a)	350,000	404,803
2.55%, 01/22/30 (a)	300,000	328,377
The Toronto-Dominion Bank
3.25%, 06/11/21	150,000	152,403
1.90%, 12/01/22	500,000	515,805
0.75%, 06/12/23	400,000	403,476
3.50%, 07/19/23	250,000	270,975
0.45%, 09/11/23	400,000	400,288
3.25%, 03/11/24	200,000	216,966
2.65%, 06/12/24	200,000	214,022
1.15%, 06/12/25	250,000	255,278
0.75%, 09/11/25	400,000	400,172
3.63%, 09/15/31 (a)(b)	300,000	337,758
Truist Bank
2.45%, 08/01/22 (a)	250,000	258,683
3.69%, 08/02/24 (a)(b)	500,000	542,625
2.15%, 12/06/24 (a)	250,000	264,580
1.50%, 03/10/25 (a)	300,000	309,726
3.63%, 09/16/25 (a)	491,000	552,562
4.05%, 11/03/25 (a)	400,000	461,156
2.25%, 03/11/30 (a)	250,000	263,160
Truist Financial Corp.
2.70%, 01/27/22 (a)	200,000	205,202
3.95%, 03/22/22 (a)	274,000	285,905
2.75%, 04/01/22 (a)	250,000	257,635
3.05%, 06/20/22 (a)	250,000	259,970
2.20%, 03/16/23 (a)	250,000	259,783
3.75%, 12/06/23 (a)	100,000	109,482
2.50%, 08/01/24 (a)	300,000	319,803
2.85%, 10/26/24 (a)	300,000	324,921
4.00%, 05/01/25 (a)	200,000	227,358
1.20%, 08/05/25 (a)	200,000	204,916
1.13%, 08/03/27 (a)	500,000	500,080
3.88%, 03/19/29 (a)	100,000	116,637
1.95%, 06/05/30 (a)	200,000	209,876
US Bancorp
2.63%, 01/24/22 (a)	500,000	512,580
2.95%, 07/15/22 (a)	200,000	208,174
3.70%, 01/30/24 (a)	500,000	548,590
3.38%, 02/05/24 (a)	300,000	326,166
2.40%, 07/30/24 (a)	200,000	212,966
1.45%, 05/12/25 (a)	300,000	309,849
2.38%, 07/22/26 (a)	100,000	108,493
3.15%, 04/27/27 (a)	600,000	678,546
3.00%, 07/30/29 (a)	150,000	168,359
1.38%, 07/22/30 (a)	400,000	401,628
US Bank NA
2.65%, 05/23/22 (a)	250,000	258,368
2.85%, 01/23/23 (a)	250,000	263,165
2.80%, 01/27/25 (a)	250,000	271,773
US Bank NA/Cincinnati OH
1.80%, 01/21/22 (a)	250,000	254,090
3.40%, 07/24/23 (a)	250,000	269,523
2.05%, 01/21/25 (a)	250,000	263,675
Wachovia Corp.
5.50%, 08/01/35	330,000	442,454

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	55,403
Wells Fargo & Co.
2.10%, 07/26/21	724,000	732,398
3.50%, 03/08/22	450,000	467,968
2.63%, 07/22/22	500,000	518,145
3.07%, 01/24/23 (a)	700,000	720,223
3.45%, 02/13/23	443,000	470,240
4.13%, 08/15/23	250,000	273,068
4.48%, 01/16/24	150,000	166,419
3.75%, 01/24/24 (a)	850,000	923,924
1.65%, 06/02/24 (a)(b)	500,000	511,950
3.30%, 09/09/24	424,000	462,868
3.00%, 02/19/25	400,000	433,924
3.55%, 09/29/25	400,000	447,204
2.41%, 10/30/25 (a)(b)	400,000	421,408
2.16%, 02/11/26 (a)(b)	450,000	470,875
3.00%, 04/22/26	850,000	934,260
2.19%, 04/30/26 (a)(b)	500,000	524,130
4.10%, 06/03/26	550,000	633,358
3.00%, 10/23/26	600,000	661,104
3.20%, 06/17/27 (a)(b)	400,000	441,464
4.30%, 07/22/27	480,000	559,891
3.58%, 05/22/28 (a)(b)	500,000	565,475
2.39%, 06/02/28 (a)(b)	550,000	580,877
4.15%, 01/24/29 (a)	300,000	355,929
2.88%, 10/30/30 (a)(b)	500,000	543,110
2.57%, 02/11/31 (a)(b)	450,000	478,548
4.48%, 04/04/31 (a)(b)	600,000	731,964
5.38%, 02/07/35	200,000	276,572
3.07%, 04/30/41 (a)(b)	1,000,000	1,091,070
5.38%, 11/02/43	400,000	565,380
5.61%, 01/15/44	600,000	860,022
4.65%, 11/04/44	250,000	322,920
3.90%, 05/01/45	580,000	724,397
4.90%, 11/17/45	350,000	469,059
4.40%, 06/14/46	450,000	571,950
4.75%, 12/07/46	350,000	466,592
5.01%, 04/04/51 (a)(b)	850,000	1,215,831
Wells Fargo Bank NA
3.63%, 10/22/21 (a)	300,000	308,043
3.55%, 08/14/23 (a)	500,000	541,300
5.85%, 02/01/37	250,000	352,570
6.60%, 01/15/38	250,000	382,432
Westpac Banking Corp.
2.00%, 08/19/21	300,000	303,771
2.80%, 01/11/22	200,000	205,664
2.50%, 06/28/22	250,000	258,693
2.75%, 01/11/23	250,000	262,755
3.65%, 05/15/23	500,000	540,295
3.30%, 02/26/24	200,000	217,350
2.35%, 02/19/25	250,000	267,585
2.85%, 05/13/26	200,000	221,138
3.35%, 03/08/27	150,000	170,862
3.40%, 01/25/28	250,000	288,622
2.65%, 01/16/30	100,000	111,805
2.89%, 02/04/30 (a)(b)	200,000	208,138
4.32%, 11/23/31 (a)(b)	250,000	283,822
4.11%, 07/24/34 (a)(b)	250,000	283,592
4.42%, 07/24/39	150,000	194,727
		276,853,670
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	110,265
3.30%, 06/15/30 (a)	150,000	164,022
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ameriprise Financial, Inc.
3.00%, 03/22/22	150,000	155,282
4.00%, 10/15/23	250,000	275,552
3.00%, 04/02/25 (a)	100,000	109,225
BGC Partners, Inc.
5.38%, 07/24/23	100,000	107,283
4.38%, 12/15/25 (a)	350,000	367,489
BlackRock, Inc.
3.38%, 06/01/22	150,000	157,200
3.50%, 03/18/24	424,000	467,566
3.25%, 04/30/29 (a)	150,000	173,241
2.40%, 04/30/30 (a)	200,000	218,134
1.90%, 01/28/31 (a)	250,000	261,280
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	150,000	167,747
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	100,000	109,869
4.25%, 06/02/26 (a)	100,000	116,330
3.90%, 01/25/28 (a)	150,000	172,657
4.85%, 03/29/29 (a)	400,000	492,080
4.35%, 04/15/30 (a)	150,000	181,747
4.70%, 09/20/47 (a)	100,000	127,644
3.45%, 04/15/50 (a)	100,000	107,903
3.50%, 03/30/51 (a)	250,000	273,547
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	114,717
Charles Schwab Corp.
2.65%, 01/25/23 (a)(e)	150,000	157,385
4.20%, 03/24/25 (a)(e)	150,000	172,070
3.85%, 05/21/25 (a)(e)	150,000	170,072
3.20%, 01/25/28 (a)(e)	150,000	170,372
4.00%, 02/01/29 (a)(e)	150,000	180,526
3.25%, 05/22/29 (a)(e)	200,000	229,084
4.63%, 03/22/30 (a)(e)	100,000	127,455
CME Group, Inc.
3.00%, 03/15/25 (a)	400,000	439,812
5.30%, 09/15/43 (a)	200,000	300,328
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	100,000	104,148
3.80%, 08/24/27 (a)	150,000	172,322
Eaton Vance Corp.
3.63%, 06/15/23	100,000	107,730
3.50%, 04/06/27 (a)	200,000	223,626
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	109,046
Intercontinental Exchange, Inc.
0.70%, 06/15/23	200,000	201,418
3.45%, 09/21/23 (a)	100,000	108,111
3.75%, 12/01/25 (a)	250,000	283,815
3.10%, 09/15/27 (a)	100,000	111,641
3.75%, 09/21/28 (a)	400,000	466,340
2.10%, 06/15/30 (a)	250,000	262,607
1.85%, 09/15/32 (a)	250,000	252,865
2.65%, 09/15/40 (a)	250,000	260,272
4.25%, 09/21/48 (a)	150,000	195,340
3.00%, 06/15/50 (a)	400,000	433,900
3.00%, 09/15/60 (a)	250,000	266,045
Invesco Finance PLC
3.75%, 01/15/26	230,000	259,962
5.38%, 11/30/43	100,000	131,294
Jefferies Group LLC
5.13%, 01/20/23	150,000	164,603
6.25%, 01/15/36	100,000	134,856
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	500,000	583,620
4.15%, 01/23/30	200,000	234,962

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	176,934
4.38%, 03/11/29 (a)	100,000	117,674
Legg Mason, Inc.
4.75%, 03/15/26	150,000	178,357
5.63%, 01/15/44	75,000	108,675
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	171,969
3.25%, 04/28/50 (a)	100,000	110,046
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	212,248
1.85%, 07/16/25	400,000	413,244
3.10%, 01/16/30	400,000	435,604
2.68%, 07/16/30	300,000	318,420
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	123,144
4.95%, 07/15/46	150,000	207,393
Stifel Financial Corp.
4.25%, 07/18/24	100,000	112,432
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	150,000	154,628
3.75%, 04/01/24 (a)	100,000	110,105
3.63%, 04/01/25 (a)	150,000	167,786
2.75%, 10/01/29 (a)	100,000	110,627
		14,675,693
Finance Companies 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63%, 10/15/27 (a)	350,000	381,878
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.00%, 10/01/21	250,000	258,072
4.45%, 12/16/21 (a)	150,000	154,610
3.95%, 02/01/22 (a)	150,000	154,106
3.50%, 05/26/22 (a)	200,000	206,352
4.63%, 07/01/22	150,000	157,290
3.30%, 01/23/23 (a)	150,000	154,758
4.13%, 07/03/23 (a)	150,000	158,612
4.50%, 09/15/23 (a)	250,000	266,795
4.88%, 01/16/24 (a)	300,000	323,151
3.15%, 02/15/24 (a)	300,000	309,009
3.50%, 01/15/25 (a)	150,000	155,379
6.50%, 07/15/25 (a)	300,000	347,211
4.45%, 10/01/25 (a)	150,000	161,519
3.65%, 07/21/27 (a)	250,000	259,002
Air Lease Corp.
3.38%, 06/01/21	600,000	607,680
3.75%, 02/01/22 (a)	150,000	154,142
2.25%, 01/15/23	200,000	204,366
2.75%, 01/15/23 (a)	100,000	102,459
3.00%, 09/15/23 (a)	100,000	103,814
4.25%, 09/15/24 (a)	150,000	162,219
2.30%, 02/01/25 (a)	100,000	101,795
3.38%, 07/01/25 (a)	125,000	132,581
2.88%, 01/15/26 (a)	200,000	207,320
3.75%, 06/01/26 (a)	150,000	161,901
3.63%, 04/01/27 (a)	150,000	157,922
3.63%, 12/01/27 (a)	250,000	264,092
4.63%, 10/01/28 (a)	100,000	112,245
3.25%, 10/01/29 (a)	100,000	102,535
3.00%, 02/01/30 (a)	100,000	100,175
Aircastle Ltd.
5.50%, 02/15/22	100,000	103,732
4.40%, 09/25/23 (a)	150,000	155,910
4.13%, 05/01/24 (a)	100,000	103,239
4.25%, 06/15/26 (a)	300,000	306,723
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ares Capital Corp.
3.63%, 01/19/22 (a)	100,000	102,804
4.20%, 06/10/24 (a)	250,000	267,145
4.25%, 03/01/25 (a)	100,000	106,965
3.25%, 07/15/25 (a)	150,000	155,622
3.88%, 01/15/26 (a)	450,000	473,629
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	103,906
4.13%, 02/01/25 (a)	100,000	102,236
GATX Corp.
3.25%, 09/15/26 (a)	200,000	219,822
3.85%, 03/30/27 (a)	150,000	169,321
3.50%, 03/15/28 (a)	150,000	167,554
4.70%, 04/01/29 (a)	150,000	183,486
GE Capital Funding LLC
3.45%, 05/15/25 (a)(c)	350,000	380,667
4.05%, 05/15/27 (a)(c)	200,000	225,194
4.40%, 05/15/30 (a)(c)	500,000	576,490
4.55%, 05/15/32 (a)(c)	250,000	289,322
GE Capital International Funding Co.
3.37%, 11/15/25	300,000	329,016
4.42%, 11/15/35	2,305,000	2,657,596
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	53,048
2.88%, 01/15/26 (a)	150,000	151,412
Main Street Capital Corp.
5.20%, 05/01/24	50,000	53,324
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	51,916
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	100,000	107,177
3.75%, 07/22/25 (a)	100,000	102,455
4.25%, 01/15/26 (a)	250,000	258,897
		14,081,598
Financial Other 0.0%
Blackstone/GSO Secured Lending Fund
3.65%, 07/14/23 (c)	300,000	310,866
ORIX Corp.
4.05%, 01/16/24	100,000	109,714
3.25%, 12/04/24	200,000	217,838
3.70%, 07/18/27	100,000	113,194
The Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	250,000	249,242
		1,000,854
Insurance 1.2%
Aegon NV
5.50%, 04/11/48 (a)(b)	200,000	224,420
Aetna, Inc.
2.75%, 11/15/22 (a)	100,000	103,903
2.80%, 06/15/23 (a)	250,000	263,150
3.50%, 11/15/24 (a)	100,000	110,093
6.63%, 06/15/36	100,000	148,927
6.75%, 12/15/37	150,000	231,120
4.13%, 11/15/42 (a)	100,000	118,974
4.75%, 03/15/44 (a)	150,000	192,809
3.88%, 08/15/47 (a)	150,000	177,501
Aflac, Inc.
3.63%, 06/15/23	200,000	216,882
3.63%, 11/15/24	100,000	112,012
2.88%, 10/15/26 (a)	100,000	111,153
3.60%, 04/01/30 (a)	150,000	177,206
4.75%, 01/15/49 (a)	200,000	276,154

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Alleghany Corp.
3.63%, 05/15/30 (a)	200,000	227,106
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	108,097
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	90,000	101,622
American Financial Group, Inc.
3.50%, 08/15/26 (a)	150,000	164,126
4.50%, 06/15/47 (a)	100,000	116,732
American International Group, Inc.
4.88%, 06/01/22	250,000	266,577
4.13%, 02/15/24	200,000	222,760
2.50%, 06/30/25 (a)	250,000	268,730
3.75%, 07/10/25 (a)	200,000	224,674
3.90%, 04/01/26 (a)	250,000	286,035
4.20%, 04/01/28 (a)	150,000	178,625
4.25%, 03/15/29 (a)	100,000	119,803
3.40%, 06/30/30 (a)	250,000	285,447
3.88%, 01/15/35 (a)	228,000	275,401
6.25%, 05/01/36	280,000	403,234
4.50%, 07/16/44 (a)	345,000	443,787
4.80%, 07/10/45 (a)	100,000	132,178
4.75%, 04/01/48 (a)	200,000	271,284
5.75%, 04/01/48 (a)(b)	100,000	113,231
4.38%, 06/30/50 (a)	200,000	260,280
4.38%, 01/15/55 (a)	250,000	321,832
8.18%, 05/15/58 (a)(b)	100,000	145,421
Anthem, Inc.
3.70%, 08/15/21 (a)	150,000	152,364
3.13%, 05/15/22	150,000	155,999
3.30%, 01/15/23	330,000	349,919
3.50%, 08/15/24 (a)	195,000	214,030
3.35%, 12/01/24 (a)	100,000	110,077
2.38%, 01/15/25 (a)	175,000	186,345
3.65%, 12/01/27 (a)	250,000	287,345
4.10%, 03/01/28 (a)	150,000	176,684
2.88%, 09/15/29 (a)	250,000	275,675
2.25%, 05/15/30 (a)	200,000	211,666
6.38%, 06/15/37	250,000	366,177
4.65%, 01/15/43	150,000	197,741
5.10%, 01/15/44	150,000	210,691
4.65%, 08/15/44 (a)	300,000	398,406
4.38%, 12/01/47 (a)	250,000	328,387
4.55%, 03/01/48 (a)	150,000	202,847
3.70%, 09/15/49 (a)	200,000	241,208
3.13%, 05/15/50 (a)	200,000	221,022
Aon Corp.
4.50%, 12/15/28 (a)	150,000	182,457
3.75%, 05/02/29 (a)	150,000	176,487
2.80%, 05/15/30 (a)	200,000	218,906
Aon PLC
3.50%, 06/14/24 (a)	500,000	546,635
4.60%, 06/14/44 (a)	150,000	200,840
4.75%, 05/15/45 (a)	100,000	137,891
Arch Capital Finance LLC
5.03%, 12/15/46 (a)	100,000	136,184
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	250,000	294,842
Arch Capital Group US, Inc.
5.14%, 11/01/43	185,000	249,075
Assurant, Inc.
4.20%, 09/27/23 (a)	150,000	162,990
3.70%, 02/22/30 (a)	100,000	108,048
Athene Holding Ltd
3.50%, 01/15/31 (a)	250,000	263,975
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Athene Holding Ltd.
4.13%, 01/12/28 (a)	150,000	166,358
6.15%, 04/03/30 (a)	100,000	124,991
AXA S.A.
8.60%, 12/15/30	250,000	387,110
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	110,121
4.90%, 01/15/40 (a)(b)	50,000	51,853
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	100,000	103,969
1.85%, 03/12/30 (a)	100,000	105,357
1.45%, 10/15/30 (a)	250,000	253,740
5.75%, 01/15/40	150,000	234,892
4.30%, 05/15/43	300,000	398,031
4.20%, 08/15/48 (a)	600,000	806,568
4.25%, 01/15/49 (a)	350,000	473,060
2.85%, 10/15/50 (a)	300,000	327,714
Berkshire Hathaway, Inc.
3.40%, 01/31/22	250,000	259,240
2.75%, 03/15/23 (a)	430,000	452,128
3.13%, 03/15/26 (a)	550,000	617,804
4.50%, 02/11/43	100,000	137,995
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	250,000	271,890
5.63%, 05/15/30 (a)	150,000	184,745
4.70%, 06/22/47 (a)	250,000	263,225
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	100,000	111,739
2.38%, 03/15/31 (a)	250,000	261,057
Chubb INA Holdings, Inc.
2.70%, 03/13/23	300,000	315,609
3.15%, 03/15/25	150,000	165,923
3.35%, 05/03/26 (a)	400,000	452,240
1.38%, 09/15/30 (a)	400,000	397,860
4.15%, 03/13/43	400,000	520,624
4.35%, 11/03/45 (a)	250,000	341,647
Cincinnati Financial Corp.
6.13%, 11/01/34	250,000	355,695
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	110,354
4.50%, 03/01/26 (a)	150,000	176,036
3.45%, 08/15/27 (a)	150,000	169,868
3.90%, 05/01/29 (a)	100,000	116,931
2.05%, 08/15/30 (a)	250,000	257,087
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	150,000	179,882
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	112,126
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	150,000	161,913
4.35%, 04/20/28 (a)	350,000	413,987
5.00%, 04/20/48 (a)	350,000	464,418
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	129,640
3.50%, 10/15/50 (a)	250,000	288,500
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	111,237
4.63%, 04/29/30 (a)	200,000	219,808
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	250,000	276,812
2.45%, 03/15/31 (a)	250,000	255,797
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	114,359

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	119,620
2.15%, 08/15/30 (a)	250,000	254,732
Humana, Inc.
3.85%, 10/01/24 (a)	156,000	172,779
4.50%, 04/01/25 (a)	100,000	115,063
3.95%, 03/15/27 (a)	300,000	345,834
3.13%, 08/15/29 (a)	150,000	167,186
4.88%, 04/01/30 (a)	100,000	126,427
4.95%, 10/01/44 (a)	100,000	136,332
4.80%, 03/15/47 (a)	100,000	135,603
3.95%, 08/15/49 (a)	50,000	61,977
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	111,195
2.40%, 09/30/30 (a)	250,000	253,160
Lincoln National Corp.
4.20%, 03/15/22	250,000	262,122
3.63%, 12/12/26 (a)	150,000	170,690
3.80%, 03/01/28 (a)	250,000	288,032
3.05%, 01/15/30 (a)	100,000	110,479
3.40%, 01/15/31 (a)	250,000	283,187
7.00%, 06/15/40	100,000	152,339
Loews Corp.
2.63%, 05/15/23 (a)	200,000	209,644
3.20%, 05/15/30 (a)	200,000	227,094
4.13%, 05/15/43 (a)	100,000	119,078
Manulife Financial Corp.
4.15%, 03/04/26	200,000	234,270
2.48%, 05/19/27 (a)	200,000	216,578
4.06%, 02/24/32 (a)(b)	500,000	548,965
Markel Corp.
3.50%, 11/01/27 (a)	150,000	167,783
3.35%, 09/17/29 (a)	100,000	112,532
4.30%, 11/01/47 (a)	150,000	189,807
4.15%, 09/17/50 (a)	100,000	127,592
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21 (a)	100,000	101,679
3.88%, 03/15/24 (a)	300,000	331,761
3.50%, 06/03/24 (a)	250,000	273,640
3.50%, 03/10/25 (a)	200,000	222,446
4.38%, 03/15/29 (a)	250,000	305,880
2.25%, 11/15/30 (a)	190,000	203,562
4.75%, 03/15/39 (a)	150,000	203,541
4.35%, 01/30/47 (a)	100,000	135,226
4.90%, 03/15/49 (a)	250,000	367,550
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	110,087
MetLife, Inc.
4.37%, 09/15/23	250,000	276,945
3.60%, 11/13/25 (a)	550,000	624,635
4.55%, 03/23/30 (a)	200,000	251,296
5.70%, 06/15/35	250,000	368,127
6.40%, 12/15/36 (a)	230,000	295,739
10.75%, 08/01/39 (a)(b)	75,000	126,452
5.88%, 02/06/41	150,000	231,807
4.13%, 08/13/42	200,000	255,630
4.88%, 11/13/43	150,000	213,184
4.72%, 12/15/44	100,000	138,407
4.05%, 03/01/45	350,000	450,121
4.60%, 05/13/46 (a)	100,000	138,339
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (b)	40,000	47,688
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	172,955
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	114,623
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	250,000	279,525
2.13%, 06/15/30 (a)	250,000	262,877
4.30%, 11/15/46 (a)	237,000	299,599
Prudential Financial, Inc.
4.50%, 11/16/21	178,000	185,163
3.50%, 05/15/24	200,000	220,330
2.10%, 03/10/30 (a)	200,000	212,770
6.63%, 12/01/37	350,000	526,977
3.00%, 03/10/40 (a)	250,000	272,662
5.88%, 09/15/42 (a)(b)	150,000	160,673
5.63%, 06/15/43 (a)(b)	330,000	355,707
4.60%, 05/15/44	300,000	393,291
5.38%, 05/15/45 (a)(b)	150,000	163,992
4.50%, 09/15/47 (a)(b)	100,000	110,153
3.91%, 12/07/47 (a)	350,000	427,164
5.70%, 09/15/48 (a)(b)	150,000	173,427
3.94%, 12/07/49 (a)	100,000	122,506
4.35%, 02/25/50 (a)	150,000	196,007
3.70%, 10/01/50 (a)(b)	200,000	208,840
3.70%, 03/13/51 (a)	200,000	241,380
Prudential PLC
3.13%, 04/14/30	100,000	114,381
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	230,222
3.15%, 06/15/30 (a)	200,000	220,532
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	170,189
The Allstate Corp.
3.15%, 06/15/23	100,000	107,152
0.75%, 12/15/25 (a)	150,000	150,314
3.28%, 12/15/26 (a)	150,000	171,452
5.35%, 06/01/33	250,000	347,932
5.55%, 05/09/35	150,000	222,835
4.50%, 06/15/43	200,000	271,354
4.20%, 12/15/46 (a)	100,000	132,028
3.85%, 08/10/49 (a)	100,000	127,214
5.75%, 08/15/53 (a)(b)	290,000	311,451
The Chubb Corp.
6.50%, 05/15/38	100,000	159,868
The Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	200,000	208,810
The Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	150,000	165,081
6.10%, 10/01/41	230,000	346,946
4.40%, 03/15/48 (a)	100,000	133,003
The Progressive Corp.
2.45%, 01/15/27	250,000	273,000
4.00%, 03/01/29 (a)	150,000	181,358
3.20%, 03/26/30 (a)	100,000	115,915
6.25%, 12/01/32	150,000	221,986
3.70%, 01/26/45	200,000	248,202
4.20%, 03/15/48 (a)	250,000	338,025
3.95%, 03/26/50 (a)	100,000	131,861
The Travelers Cos., Inc.
6.75%, 06/20/36	150,000	238,633
5.35%, 11/01/40	100,000	147,337
4.60%, 08/01/43	200,000	274,520
4.00%, 05/30/47 (a)	300,000	391,896
4.10%, 03/04/49 (a)	100,000	133,611
2.55%, 04/27/50 (a)	400,000	421,220
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	160,387
UnitedHealth Group, Inc.
2.88%, 12/15/21	150,000	154,007
2.88%, 03/15/22 (a)	200,000	205,390

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.35%, 07/15/22	550,000	577,544
2.38%, 10/15/22	150,000	155,774
2.75%, 02/15/23 (a)	195,000	204,247
3.50%, 02/15/24	150,000	164,451
3.75%, 07/15/25	480,000	547,032
1.25%, 01/15/26 (a)	150,000	154,113
3.38%, 04/15/27	250,000	285,850
2.95%, 10/15/27	500,000	561,410
3.85%, 06/15/28	250,000	298,230
3.88%, 12/15/28	150,000	181,038
2.88%, 08/15/29	200,000	226,656
2.00%, 05/15/30 (a)	250,000	265,260
4.63%, 07/15/35	200,000	271,910
5.80%, 03/15/36	393,000	583,719
6.88%, 02/15/38	250,000	416,020
3.50%, 08/15/39 (a)	250,000	297,777
2.75%, 05/15/40 (a)	200,000	219,536
3.95%, 10/15/42 (a)	100,000	127,322
4.25%, 03/15/43 (a)	100,000	132,375
4.75%, 07/15/45	350,000	499,744
4.20%, 01/15/47 (a)	150,000	201,258
4.25%, 04/15/47 (a)	100,000	133,403
3.75%, 10/15/47 (a)	200,000	252,082
4.25%, 06/15/48 (a)	250,000	339,997
4.45%, 12/15/48 (a)	425,000	596,322
3.70%, 08/15/49 (a)	300,000	381,564
2.90%, 05/15/50 (a)	250,000	278,835
3.88%, 08/15/59 (a)	250,000	332,007
3.13%, 05/15/60 (a)	150,000	174,627
Unum Group
4.50%, 03/15/25 (a)	175,000	195,340
4.00%, 06/15/29 (a)	150,000	170,876
4.50%, 12/15/49 (a)	100,000	105,092
Voya Financial, Inc.
5.70%, 07/15/43	150,000	207,069
4.70%, 01/23/48 (a)(b)	100,000	102,580
5.65%, 05/15/53 (a)(b)	100,000	106,018
Willis North America, Inc.
4.50%, 09/15/28 (a)	250,000	302,320
2.95%, 09/15/29 (a)	200,000	221,544
3.88%, 09/15/49 (a)	150,000	184,866
WR Berkley Corp.
4.00%, 05/12/50 (a)	150,000	184,683
XLIT Ltd.
4.45%, 03/31/25	150,000	170,841
5.25%, 12/15/43	130,000	187,603
		60,999,649
REITs 0.8%
Agree LP
2.90%, 10/01/30 (a)	250,000	262,527
Alexandria Real Estate Equities, Inc.
4.00%, 01/15/24 (a)	200,000	220,476
3.45%, 04/30/25 (a)	150,000	166,121
4.50%, 07/30/29 (a)	150,000	182,742
2.75%, 12/15/29 (a)	150,000	163,206
4.70%, 07/01/30 (a)	200,000	248,784
1.88%, 02/01/33 (a)	250,000	247,847
4.85%, 04/15/49 (a)	100,000	137,903
4.00%, 02/01/50 (a)	100,000	124,113
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	150,000	163,646
3.30%, 07/15/26 (a)	100,000	108,516
2.85%, 02/01/30 (a)	100,000	103,225
3.88%, 01/30/31 (a)	125,000	140,431
Security Rate, Maturity Date	Face Amount ($)	Value ($)
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	115,061
4.90%, 02/15/29 (a)	100,000	121,240
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	250,000	276,145
2.95%, 05/11/26 (a)	100,000	110,077
2.90%, 10/15/26 (a)	250,000	276,137
3.30%, 06/01/29 (a)	200,000	225,900
2.30%, 03/01/30 (a)	100,000	106,189
2.45%, 01/15/31 (a)	150,000	160,796
3.90%, 10/15/46 (a)	150,000	182,070
Boston Properties LP
3.85%, 02/01/23 (a)	500,000	532,665
3.13%, 09/01/23 (a)	250,000	265,652
3.80%, 02/01/24 (a)	195,000	212,394
3.65%, 02/01/26 (a)	150,000	169,283
2.75%, 10/01/26 (a)	100,000	108,105
4.50%, 12/01/28 (a)	150,000	179,310
2.90%, 03/15/30 (a)	300,000	318,273
3.25%, 01/30/31 (a)	200,000	218,452
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	150,000	158,129
4.55%, 10/01/29 (a)	100,000	109,027
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	150,000	163,061
4.13%, 06/15/26 (a)	150,000	167,652
4.13%, 05/15/29 (a)	150,000	169,689
4.05%, 07/01/30 (a)	450,000	509,850
Camden Property Trust
4.10%, 10/15/28 (a)	200,000	237,504
3.15%, 07/01/29 (a)	150,000	168,612
3.35%, 11/01/49 (a)	50,000	55,808
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25 (a)	100,000	105,238
Corporate Office Properties LP
2.25%, 03/15/26 (a)	250,000	255,355
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	164,298
4.38%, 02/15/29 (a)	100,000	118,377
2.00%, 02/15/31 (a)	250,000	249,340
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	100,000	106,527
3.45%, 11/15/29 (a)	100,000	108,093
2.15%, 11/01/30 (a)	250,000	245,507
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	172,683
4.45%, 07/15/28 (a)	150,000	179,516
3.60%, 07/01/29 (a)	150,000	172,340
Duke Realty LP
3.75%, 12/01/24 (a)	150,000	166,068
3.25%, 06/30/26 (a)	230,000	255,479
2.88%, 11/15/29 (a)	50,000	55,009
1.75%, 07/01/30 (a)	250,000	251,912
3.05%, 03/01/50 (a)	50,000	54,246
ERP Operating LP
4.63%, 12/15/21 (a)	195,000	201,583
3.38%, 06/01/25 (a)	100,000	110,655
2.85%, 11/01/26 (a)	150,000	165,396
3.00%, 07/01/29 (a)	100,000	111,578
2.50%, 02/15/30 (a)	200,000	214,942
4.50%, 07/01/44 (a)	150,000	196,659
4.50%, 06/01/45 (a)	100,000	130,816
4.00%, 08/01/47 (a)	100,000	122,944
Essex Portfolio LP
3.50%, 04/01/25 (a)	330,000	365,620
4.00%, 03/01/29 (a)	150,000	173,963

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 01/15/30 (a)	350,000	384,069
1.65%, 01/15/31 (a)	250,000	247,447
2.65%, 03/15/32 (a)	150,000	160,131
2.65%, 09/01/50 (a)	250,000	241,480
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	175,000	190,622
1.25%, 02/15/26 (a)	150,000	150,642
3.25%, 07/15/27 (a)	100,000	108,646
3.50%, 06/01/30 (a)	100,000	110,986
4.50%, 12/01/44 (a)	100,000	118,164
Healthcare Realty Trust, Inc.
2.05%, 03/15/31 (a)	250,000	249,960
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	200,000	226,036
3.10%, 02/15/30 (a)	300,000	325,986
2.00%, 03/15/31 (a)	250,000	246,937
Healthpeak Properties, Inc.
4.25%, 11/15/23 (a)	12,000	13,160
4.20%, 03/01/24 (a)	300,000	330,108
3.88%, 08/15/24 (a)	100,000	110,872
3.40%, 02/01/25 (a)	200,000	219,688
3.25%, 07/15/26 (a)	150,000	167,549
3.50%, 07/15/29 (a)	150,000	169,919
3.00%, 01/15/30 (a)	100,000	109,729
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	112,807
3.05%, 02/15/30 (a)	150,000	156,798
2.60%, 02/01/31 (a)	250,000	251,590
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	100,000	104,428
4.00%, 06/15/25 (a)	180,000	190,669
3.38%, 12/15/29 (a)	150,000	150,893
3.50%, 09/15/30 (a)	325,000	333,736
Hudson Pacific Properties LP
4.65%, 04/01/29 (a)	100,000	115,616
3.25%, 01/15/30 (a)	350,000	367,307
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	118,233
4.25%, 08/15/29 (a)	195,000	223,745
3.05%, 02/15/30 (a)	150,000	159,644
2.50%, 11/15/32 (a)	250,000	250,792
Kimco Realty Corp.
3.40%, 11/01/22 (a)	245,000	257,862
3.30%, 02/01/25 (a)	250,000	273,910
1.90%, 03/01/28 (a)	200,000	201,774
2.70%, 10/01/30 (a)	200,000	209,960
4.25%, 04/01/45 (a)	250,000	277,015
4.13%, 12/01/46 (a)	100,000	108,522
Lexington Realty Trust
2.70%, 09/15/30 (a)	200,000	207,460
Life Storage LP
3.88%, 12/15/27 (a)	150,000	170,160
4.00%, 06/15/29 (a)	100,000	115,922
2.20%, 10/15/30 (a)	250,000	254,705
Mid-America Apartments LP
4.00%, 11/15/25 (a)	100,000	113,444
4.20%, 06/15/28 (a)	150,000	176,435
3.95%, 03/15/29 (a)	50,000	58,712
2.75%, 03/15/30 (a)	100,000	109,166
1.70%, 02/15/31 (a)	250,000	249,822
National Retail Properties, Inc.
4.30%, 10/15/28 (a)	250,000	287,717
2.50%, 04/15/30 (a)	100,000	102,019
4.80%, 10/15/48 (a)	100,000	120,341
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Office Properties Income Trust
4.00%, 07/15/22 (a)	150,000	152,127
4.25%, 05/15/24 (a)	150,000	155,858
4.50%, 02/01/25 (a)	225,000	234,047
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	496,000	537,619
4.75%, 01/15/28 (a)	100,000	111,928
3.63%, 10/01/29 (a)	150,000	156,938
3.38%, 02/01/31 (a)	250,000	252,452
Physicians Realty LP
4.30%, 03/15/27 (a)	100,000	108,719
Piedmont Operating Partnership LP
3.40%, 06/01/23 (a)	100,000	103,894
3.15%, 08/15/30 (a)	200,000	200,174
Prologis LP
4.38%, 02/01/29 (a)	150,000	184,808
2.25%, 04/15/30 (a)	350,000	375,788
1.25%, 10/15/30 (a)	250,000	246,802
3.00%, 04/15/50 (a)	150,000	167,090
2.13%, 10/15/50 (a)	200,000	188,014
Public Storage
3.39%, 05/01/29 (a)	150,000	173,208
Realty Income Corp.
4.65%, 08/01/23 (a)	300,000	330,744
3.88%, 04/15/25 (a)	150,000	169,685
4.13%, 10/15/26 (a)	100,000	116,751
3.00%, 01/15/27 (a)	330,000	362,601
3.25%, 01/15/31 (a)	200,000	226,716
4.65%, 03/15/47 (a)	150,000	203,311
Regency Centers LP
4.13%, 03/15/28 (a)	150,000	169,790
3.70%, 06/15/30 (a)	200,000	224,608
4.40%, 02/01/47 (a)	100,000	114,385
4.65%, 03/15/49 (a)	200,000	238,270
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	200,000	202,406
Sabra Health Care LP/Sabra Capital Corp.
3.90%, 10/15/29 (a)	150,000	155,436
Simon Property Group LP
2.50%, 07/15/21 (a)	150,000	151,209
2.35%, 01/30/22 (a)	750,000	762,900
2.75%, 02/01/23 (a)	200,000	208,060
2.00%, 09/13/24 (a)	250,000	260,190
3.50%, 09/01/25 (a)	250,000	275,427
3.25%, 11/30/26 (a)	250,000	275,322
3.38%, 12/01/27 (a)	100,000	110,202
2.45%, 09/13/29 (a)	250,000	256,665
6.75%, 02/01/40 (a)	250,000	364,952
4.25%, 11/30/46 (a)	150,000	169,352
3.25%, 09/13/49 (a)	150,000	149,702
3.80%, 07/15/50 (a)	250,000	268,527
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	155,240
4.70%, 06/01/27 (a)	100,000	107,659
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	100,000	102,940
Spirit Realty LP
4.45%, 09/15/26 (a)	100,000	112,159
3.40%, 01/15/30 (a)	150,000	159,981
3.20%, 02/15/31 (a)	250,000	263,825
STORE Capital Corp.
4.50%, 03/15/28 (a)	100,000	112,810
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	101,944

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	164,480
3.50%, 01/15/28 (a)	250,000	281,267
3.20%, 01/15/30 (a)	200,000	223,138
2.10%, 08/01/32 (a)	150,000	151,847
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	108,842
2.65%, 01/15/25 (a)	300,000	320,436
3.50%, 02/01/25 (a)	150,000	164,984
3.25%, 10/15/26 (a)	100,000	109,516
3.85%, 04/01/27 (a)	250,000	278,005
4.40%, 01/15/29 (a)	350,000	407,172
4.75%, 11/15/30 (a)	100,000	121,328
5.70%, 09/30/43 (a)	100,000	128,494
4.38%, 02/01/45 (a)	200,000	219,286
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	200,000	218,720
3.95%, 08/15/27 (a)	150,000	166,236
3.40%, 01/15/28 (a)	200,000	217,820
3.10%, 12/15/29 (a)	100,000	105,266
Vornado Realty LP
3.50%, 01/15/25 (a)	250,000	262,457
Welltower, Inc.
3.75%, 03/15/23 (a)	150,000	159,510
4.50%, 01/15/24 (a)	200,000	220,100
3.63%, 03/15/24 (a)	300,000	326,973
4.00%, 06/01/25 (a)	150,000	169,437
4.25%, 04/01/26 (a)	500,000	581,085
4.13%, 03/15/29 (a)	250,000	289,262
2.75%, 01/15/31 (a)	250,000	262,652
4.95%, 09/01/48 (a)	100,000	128,552
WP Carey, Inc.
4.00%, 02/01/25 (a)	100,000	110,323
4.25%, 10/01/26 (a)	150,000	171,263
2.40%, 02/01/31 (a)	300,000	307,740
		38,363,523
		405,974,987

Industrial 16.8%
Basic Industry 0.8%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	250,000	259,815
2.05%, 05/15/30 (a)	200,000	213,610
2.70%, 05/15/40 (a)	200,000	217,326
2.80%, 05/15/50 (a)	200,000	219,442
Airgas, Inc.
3.65%, 07/15/24 (a)	95,000	105,087
Albemarle Corp.
5.45%, 12/01/44 (a)	50,000	58,364
Barrick Gold Corp.
5.25%, 04/01/42	100,000	138,894
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	144,049
5.75%, 05/01/43	150,000	222,151
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	250,000	365,037
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21	150,000	154,281
2.88%, 02/24/22	150,000	154,608
3.85%, 09/30/23	200,000	218,500
6.42%, 03/01/26	150,000	190,589
4.13%, 02/24/42	95,000	122,330
5.00%, 09/30/43	600,000	874,890
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	160,598
Celanese US Holdings LLC
4.63%, 11/15/22	100,000	107,796
3.50%, 05/08/24 (a)	100,000	108,321
Celulosa Arauco y Constitucion S.A.
3.88%, 11/02/27 (a)	200,000	218,166
Domtar Corp.
4.40%, 04/01/22 (a)	150,000	154,880
DuPont de Nemours, Inc.
2.17%, 05/01/23	500,000	508,445
4.21%, 11/15/23 (a)	400,000	440,872
4.49%, 11/15/25 (a)	250,000	291,740
4.73%, 11/15/28 (a)	400,000	492,716
5.32%, 11/15/38 (a)	350,000	478,516
5.42%, 11/15/48 (a)	400,000	578,024
Eastman Chemical Co.
3.60%, 08/15/22 (a)	200,000	209,220
3.80%, 03/15/25 (a)	150,000	165,783
4.80%, 09/01/42 (a)	250,000	317,962
Ecolab, Inc.
2.38%, 08/10/22 (a)	150,000	155,019
2.70%, 11/01/26 (a)	150,000	166,878
3.25%, 12/01/27 (a)	150,000	170,625
4.80%, 03/24/30 (a)	200,000	256,244
1.30%, 01/30/31 (a)	200,000	199,064
5.50%, 12/08/41	150,000	217,501
2.13%, 08/15/50 (a)	250,000	240,667
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (a)	200,000	207,858
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	100,000	114,346
FMC Corp.
3.20%, 10/01/26 (a)	100,000	111,238
3.45%, 10/01/29 (a)	100,000	113,276
4.50%, 10/01/49 (a)	100,000	129,214
Georgia-Pacific LLC
7.75%, 11/15/29	150,000	222,651
8.88%, 05/15/31	100,000	162,786
Huntsman International LLC
5.13%, 11/15/22 (a)	150,000	160,548
4.50%, 05/01/29 (a)	100,000	115,265
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	118,884
4.38%, 06/01/47 (a)	200,000	247,114
5.00%, 09/26/48 (a)	150,000	200,819
International Paper Co.
3.65%, 06/15/24 (a)	200,000	221,280
3.80%, 01/15/26 (a)	150,000	170,576
5.00%, 09/15/35 (a)	250,000	333,077
7.30%, 11/15/39	100,000	161,024
6.00%, 11/15/41 (a)	200,000	290,580
4.80%, 06/15/44 (a)	100,000	131,952
4.40%, 08/15/47 (a)	400,000	525,856
4.35%, 08/15/48 (a)	100,000	132,354
Kinross Gold Corp.
5.13%, 09/01/21 (a)	150,000	153,278
4.50%, 07/15/27 (a)	100,000	115,518
Linde, Inc.
3.00%, 09/01/21	195,000	198,849
3.20%, 01/30/26 (a)	150,000	167,874
1.10%, 08/10/30 (a)	200,000	197,540
2.00%, 08/10/50 (a)	250,000	238,692

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
LYB International Finance BV
4.00%, 07/15/23	150,000	163,049
5.25%, 07/15/43	150,000	197,388
4.88%, 03/15/44 (a)	150,000	190,427
LYB International Finance II BV
3.50%, 03/02/27 (a)	250,000	279,982
LYB International Finance III LLC
2.88%, 05/01/25 (a)	100,000	108,093
1.25%, 10/01/25 (a)	200,000	202,084
3.38%, 05/01/30 (a)	300,000	336,033
2.25%, 10/01/30 (a)	250,000	256,232
3.38%, 10/01/40 (a)	250,000	265,735
4.20%, 10/15/49 (a)	100,000	116,655
4.20%, 05/01/50 (a)	250,000	291,070
3.63%, 04/01/51 (a)	250,000	270,887
3.80%, 10/01/60 (a)	250,000	268,875
LyondellBasell Industries N.V.
4.63%, 02/26/55 (a)	100,000	122,828
Newmont Corp.
3.50%, 03/15/22 (a)	200,000	205,794
3.70%, 03/15/23 (a)	27,000	28,531
2.80%, 10/01/29 (a)	100,000	109,863
2.25%, 10/01/30 (a)	100,000	105,198
5.88%, 04/01/35	100,000	146,385
4.88%, 03/15/42 (a)	330,000	451,051
5.45%, 06/09/44 (a)	100,000	144,723
Nucor Corp.
2.00%, 06/01/25 (a)	250,000	263,022
3.95%, 05/01/28 (a)	250,000	294,005
2.70%, 06/01/30 (a)	250,000	273,850
5.20%, 08/01/43 (a)	200,000	290,430
4.40%, 05/01/48 (a)	100,000	134,616
Nutrien Ltd.
3.15%, 10/01/22 (a)	195,000	203,369
1.90%, 05/13/23	200,000	206,478
3.63%, 03/15/24 (a)	200,000	218,218
3.38%, 03/15/25 (a)	180,000	198,286
4.20%, 04/01/29 (a)	100,000	119,748
6.13%, 01/15/41 (a)	145,000	209,429
4.90%, 06/01/43 (a)	250,000	324,800
5.25%, 01/15/45 (a)	150,000	203,852
5.00%, 04/01/49 (a)	100,000	139,135
3.95%, 05/13/50 (a)	200,000	241,036
Packaging Corp. of America
4.50%, 11/01/23 (a)	50,000	55,194
3.40%, 12/15/27 (a)	100,000	112,836
3.00%, 12/15/29 (a)	150,000	166,233
4.05%, 12/15/49 (a)	100,000	125,557
PPG Industries, Inc.
3.20%, 03/15/23 (a)	100,000	106,004
2.40%, 08/15/24 (a)	100,000	106,126
2.80%, 08/15/29 (a)	100,000	109,776
2.55%, 06/15/30 (a)	200,000	215,962
Praxair, Inc.
2.45%, 02/15/22 (a)	150,000	153,065
2.65%, 02/05/25 (a)	250,000	269,640
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	200,000	204,840
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	148,398
Rio Tinto Finance (USA) Ltd.
3.75%, 06/15/25 (a)	150,000	169,019
7.13%, 07/15/28	100,000	141,361
5.20%, 11/02/40	250,000	363,690
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Rio Tinto Finance (USA) PLC
4.75%, 03/22/42 (a)	200,000	276,932
4.13%, 08/21/42 (a)	200,000	260,264
Rohm & Haas Co.
7.85%, 07/15/29	250,000	354,062
RPM International, Inc.
4.55%, 03/01/29 (a)	100,000	117,297
4.25%, 01/15/48 (a)	100,000	110,908
Southern Copper Corp.
3.88%, 04/23/25	250,000	277,842
7.50%, 07/27/35	300,000	452,730
6.75%, 04/16/40	100,000	148,543
5.25%, 11/08/42	250,000	331,247
5.88%, 04/23/45	250,000	354,907
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	100,000	106,981
2.40%, 06/15/25 (a)	150,000	159,263
5.00%, 12/15/26 (a)	200,000	213,772
1.65%, 10/15/27 (a)	250,000	255,620
3.45%, 04/15/30 (a)	100,000	112,832
3.25%, 10/15/50 (a)	250,000	264,345
Suzano Austria GmbH
6.00%, 01/15/29 (a)	400,000	478,432
5.00%, 01/15/30 (a)	200,000	226,394
3.75%, 01/15/31 (a)	250,000	263,652
Teck Resources Ltd.
3.90%, 07/15/30 (a)	200,000	218,874
6.13%, 10/01/35	75,000	94,660
6.00%, 08/15/40 (a)	100,000	120,952
6.25%, 07/15/41 (a)	100,000	124,659
5.20%, 03/01/42 (a)	150,000	168,420
5.40%, 02/01/43 (a)	100,000	115,221
The Dow Chemical Co.
3.50%, 10/01/24 (a)	150,000	164,165
3.63%, 05/15/26 (a)	150,000	168,623
7.38%, 11/01/29	174,000	248,390
2.10%, 11/15/30 (a)	250,000	255,290
4.25%, 10/01/34 (a)	150,000	180,855
9.40%, 05/15/39	100,000	178,659
5.25%, 11/15/41 (a)	100,000	131,196
4.38%, 11/15/42 (a)	250,000	306,222
4.63%, 10/01/44 (a)	100,000	124,886
5.55%, 11/30/48 (a)	150,000	215,440
4.80%, 05/15/49 (a)	300,000	393,063
3.60%, 11/15/50 (a)	250,000	278,825
The Mosaic Co.
3.25%, 11/15/22 (a)	300,000	313,725
4.05%, 11/15/27 (a)	250,000	282,157
4.88%, 11/15/41 (a)	100,000	114,564
5.63%, 11/15/43 (a)	100,000	129,202
The Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	108,479
3.45%, 08/01/25 (a)	200,000	220,918
3.45%, 06/01/27 (a)	250,000	284,545
2.95%, 08/15/29 (a)	200,000	222,108
2.30%, 05/15/30 (a)	100,000	105,737
4.00%, 12/15/42 (a)	100,000	117,658
4.50%, 06/01/47 (a)	150,000	200,786
3.80%, 08/15/49 (a)	100,000	121,682
3.30%, 05/15/50 (a)	100,000	114,075
Vale Overseas Ltd.
6.25%, 08/10/26	250,000	308,080
3.75%, 07/08/30 (a)	400,000	440,328
8.25%, 01/17/34	100,000	150,041
6.88%, 11/21/36	350,000	496,580
6.88%, 11/10/39	200,000	289,952

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Vale S.A.
5.63%, 09/11/42	100,000	130,837
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	100,000	111,221
3.38%, 06/15/30 (a)	250,000	273,772
5.00%, 08/15/46 (a)	100,000	125,007
4.38%, 11/15/47 (a)	100,000	115,416
WestRock MWV LLC
7.95%, 02/15/31	150,000	214,520
Weyerhaeuser Co.
4.63%, 09/15/23	150,000	166,931
4.00%, 11/15/29 (a)	150,000	176,504
4.00%, 04/15/30 (a)	150,000	176,828
7.38%, 03/15/32	250,000	373,142
WRKCo, Inc.
3.75%, 03/15/25 (a)	300,000	335,088
4.65%, 03/15/26 (a)	150,000	175,889
4.00%, 03/15/28 (a)	150,000	173,264
3.90%, 06/01/28 (a)	100,000	114,933
4.90%, 03/15/29 (a)	100,000	122,914
3.00%, 06/15/33 (a)	250,000	276,175
		39,606,798
Capital Goods 1.6%
3M Co.
3.00%, 09/14/21 (a)	150,000	152,774
1.63%, 09/19/21 (a)	150,000	151,458
2.00%, 06/26/22	263,000	270,180
3.25%, 02/14/24 (a)	250,000	271,690
2.00%, 02/14/25 (a)	150,000	158,711
2.65%, 04/15/25 (a)	150,000	162,782
3.00%, 08/07/25	100,000	111,332
2.88%, 10/15/27 (a)	250,000	278,705
3.38%, 03/01/29 (a)	350,000	405,898
3.05%, 04/15/30 (a)	200,000	228,732
3.88%, 06/15/44	100,000	123,964
3.13%, 09/19/46 (a)	100,000	112,999
4.00%, 09/14/48 (a)	250,000	324,075
3.25%, 08/26/49 (a)	200,000	232,684
3.70%, 04/15/50 (a)	100,000	124,424
ABB Finance USA, Inc.
2.88%, 05/08/22	250,000	258,930
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	100,000	100,420
Allegion PLC
3.50%, 10/01/29 (a)	100,000	110,690
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	250,000	267,280
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	100,000	118,893
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	107,693
2.05%, 03/01/25 (a)	100,000	105,139
2.80%, 02/15/30 (a)	150,000	164,177
Avery Dennison Corp.
2.65%, 04/30/30 (a)	100,000	107,668
Bemis Co., Inc.
2.63%, 06/19/30 (a)	250,000	268,890
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	170,661
2.75%, 03/01/30 (a)	150,000	161,729
Carrier Global Corp.
1.92%, 02/15/23 (a)(c)	100,000	102,988
2.24%, 02/15/25 (a)(c)	425,000	446,556
2.49%, 02/15/27 (a)(c)	100,000	106,478
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.72%, 02/15/30 (a)(c)	400,000	426,800
2.70%, 02/15/31 (a)(c)	250,000	267,352
3.38%, 04/05/40 (a)(c)	250,000	276,602
3.58%, 04/05/50 (a)(c)	325,000	369,275
Caterpillar Financial Services Corp.
3.15%, 09/07/21	100,000	102,204
2.95%, 02/26/22	150,000	154,911
0.95%, 05/13/22	200,000	201,900
1.90%, 09/06/22	150,000	154,209
1.95%, 11/18/22	150,000	154,788
2.63%, 03/01/23	100,000	105,047
0.65%, 07/07/23	400,000	402,960
0.45%, 09/14/23	250,000	250,715
2.85%, 05/17/24	100,000	108,017
3.30%, 06/09/24	200,000	218,930
2.15%, 11/08/24	150,000	159,138
3.25%, 12/01/24	100,000	110,486
1.45%, 05/15/25	300,000	311,202
0.80%, 11/13/25	200,000	201,120
2.40%, 08/09/26	362,000	392,994
1.10%, 09/14/27	250,000	252,432
Caterpillar, Inc.
2.60%, 06/26/22 (a)	200,000	206,122
3.40%, 05/15/24 (a)	135,000	147,411
2.60%, 09/19/29 (a)	100,000	110,884
2.60%, 04/09/30 (a)	200,000	220,810
5.20%, 05/27/41	150,000	221,184
3.80%, 08/15/42	350,000	448,749
4.30%, 05/15/44 (a)	100,000	134,425
3.25%, 09/19/49 (a)	100,000	119,389
3.25%, 04/09/50 (a)	400,000	477,584
4.75%, 05/15/64 (a)	100,000	151,085
CNH Industrial Capital LLC
1.95%, 07/02/23	250,000	256,147
4.20%, 01/15/24	200,000	218,288
1.88%, 01/15/26 (a)	250,000	256,567
CNH Industrial N.V.
4.50%, 08/15/23	100,000	109,019
3.85%, 11/15/27 (a)	100,000	111,413
Crane Co.
4.45%, 12/15/23 (a)	100,000	109,104
Deere & Co.
2.75%, 04/15/25 (a)	150,000	163,340
5.38%, 10/16/29	362,000	483,002
3.10%, 04/15/30 (a)	150,000	172,646
3.90%, 06/09/42 (a)	100,000	129,383
2.88%, 09/07/49 (a)	100,000	112,671
3.75%, 04/15/50 (a)	100,000	130,641
Dover Corp.
3.15%, 11/15/25 (a)	150,000	165,008
5.38%, 03/01/41 (a)	100,000	127,791
Eaton Corp.
2.75%, 11/02/22	350,000	366,142
3.10%, 09/15/27 (a)	150,000	168,264
4.00%, 11/02/32	196,000	240,047
4.15%, 11/02/42	150,000	189,313
3.92%, 09/15/47 (a)	100,000	123,644
Emerson Electric Co.
2.63%, 12/01/21 (a)	150,000	153,209
0.88%, 10/15/26 (a)	250,000	251,997
1.80%, 10/15/27 (a)	150,000	158,312
5.25%, 11/15/39	100,000	140,212
2.75%, 10/15/50 (a)	200,000	217,132
Flowserve Corp.
3.50%, 10/01/30 (a)	250,000	261,125

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fortive Corp.
4.30%, 06/15/46 (a)	180,000	218,894
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	150,000	163,790
3.25%, 09/15/29 (a)	200,000	222,808
General Dynamics Corp.
2.25%, 11/15/22 (a)	300,000	310,041
3.38%, 05/15/23 (a)	100,000	107,284
1.88%, 08/15/23 (a)	250,000	259,660
2.38%, 11/15/24 (a)	250,000	266,630
3.25%, 04/01/25 (a)	100,000	110,376
3.50%, 04/01/27 (a)	100,000	115,316
3.75%, 05/15/28 (a)	400,000	470,716
3.63%, 04/01/30 (a)	150,000	179,422
4.25%, 04/01/40 (a)	200,000	263,232
4.25%, 04/01/50 (a)	200,000	278,390
General Electric Co.
3.15%, 09/07/22	200,000	209,232
2.70%, 10/09/22	200,000	207,878
3.10%, 01/09/23	350,000	368,175
3.38%, 03/11/24	200,000	217,288
3.45%, 05/15/24 (a)	74,000	80,248
5.55%, 01/05/26	100,000	120,116
3.45%, 05/01/27 (a)	150,000	165,180
3.63%, 05/01/30 (a)	200,000	224,150
6.75%, 03/15/32	450,000	612,985
6.15%, 08/07/37	200,000	263,404
5.88%, 01/14/38	470,000	609,684
6.88%, 01/10/39	350,000	496,996
4.25%, 05/01/40 (a)	450,000	512,644
4.13%, 10/09/42	134,000	150,540
4.50%, 03/11/44	225,000	264,564
4.35%, 05/01/50 (a)	650,000	764,582
Hexcel Corp.
3.95%, 02/15/27 (a)	100,000	106,739
Honeywell International, Inc.
1.85%, 11/01/21 (a)	330,000	334,346
0.48%, 08/19/22 (a)	350,000	350,556
2.30%, 08/15/24 (a)	200,000	213,578
1.35%, 06/01/25 (a)	300,000	309,750
2.50%, 11/01/26 (a)	300,000	330,321
2.70%, 08/15/29 (a)	150,000	168,296
1.95%, 06/01/30 (a)	200,000	211,890
5.70%, 03/15/37	100,000	144,777
3.81%, 11/21/47 (a)	150,000	194,329
2.80%, 06/01/50 (a)	150,000	167,714
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	109,546
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	100,000	112,094
4.20%, 05/01/30 (a)(c)	100,000	118,410
IDEX Corp.
3.00%, 05/01/30 (a)	200,000	221,938
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	150,000	163,278
2.65%, 11/15/26 (a)	200,000	221,410
3.90%, 09/01/42 (a)	300,000	381,282
John Deere Capital Corp.
3.13%, 09/10/21	150,000	153,335
2.65%, 01/06/22	100,000	102,614
2.75%, 03/15/22	250,000	257,830
2.95%, 04/01/22	100,000	103,590
0.55%, 07/05/22	250,000	251,110
2.15%, 09/08/22	500,000	516,760
2.80%, 03/06/23	200,000	211,244
0.40%, 10/10/23	500,000	501,190
3.45%, 01/10/24	150,000	163,611
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.60%, 03/07/24	150,000	160,413
3.35%, 06/12/24	100,000	109,785
2.05%, 01/09/25	100,000	106,148
2.65%, 06/10/26	200,000	220,044
1.75%, 03/09/27	200,000	210,692
3.05%, 01/06/28	250,000	281,310
3.45%, 03/07/29	100,000	117,117
2.80%, 07/18/29	150,000	168,710
2.45%, 01/09/30	100,000	110,275
Johnson Controls International PLC
3.63%, 07/02/24 (a)	195,000	212,061
4.63%, 07/02/44 (a)	195,000	251,174
5.13%, 09/14/45 (a)	169,000	231,525
4.95%, 07/02/64 (a)	100,000	134,098
Johnson Controls International plc / Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (a)	150,000	153,812
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	111,120
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	100,000	108,118
3.83%, 04/27/25 (a)	150,000	168,503
4.40%, 06/15/28 (a)	450,000	540,885
2.90%, 12/15/29 (a)	150,000	166,577
6.15%, 12/15/40	95,000	143,544
5.05%, 04/27/45 (a)	100,000	140,056
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	100,000	108,171
3.50%, 11/15/27 (a)	100,000	108,459
4.40%, 03/15/29 (a)	100,000	114,777
Lennox International, Inc.
1.35%, 08/01/25 (a)	200,000	203,550
1.70%, 08/01/27 (a)	150,000	151,916
Lockheed Martin Corp.
3.35%, 09/15/21	83,000	84,994
3.10%, 01/15/23 (a)	250,000	263,392
2.90%, 03/01/25 (a)	150,000	163,667
3.55%, 01/15/26 (a)	200,000	226,868
3.60%, 03/01/35 (a)	100,000	123,318
4.50%, 05/15/36 (a)	150,000	198,630
4.07%, 12/15/42	200,000	260,176
3.80%, 03/01/45 (a)	150,000	189,954
4.70%, 05/15/46 (a)	100,000	142,099
2.80%, 06/15/50 (a)	250,000	273,675
4.09%, 09/15/52 (a)	538,000	732,261
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	100,000	111,656
3.45%, 06/01/27 (a)	50,000	55,847
2.50%, 03/15/30 (a)	100,000	106,257
4.25%, 12/15/47 (a)	100,000	119,620
Masco Corp.
5.95%, 03/15/22	100,000	106,818
4.45%, 04/01/25 (a)	200,000	229,424
2.00%, 10/01/30 (a)	250,000	254,032
4.50%, 05/15/47 (a)	300,000	376,884
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	100,000	106,400
3.63%, 05/15/30 (a)	160,000	178,664
Northrop Grumman Corp.
2.55%, 10/15/22 (a)	400,000	415,732
2.93%, 01/15/25 (a)	250,000	271,495
3.20%, 02/01/27 (a)	100,000	112,263
3.25%, 01/15/28 (a)	500,000	564,730
4.40%, 05/01/30 (a)	150,000	186,384
5.15%, 05/01/40 (a)	100,000	139,949
5.05%, 11/15/40	400,000	559,092
4.75%, 06/01/43	150,000	204,693

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.03%, 10/15/47 (a)	500,000	635,995
5.25%, 05/01/50 (a)	100,000	151,252
nVent Finance Sarl
4.55%, 04/15/28 (a)	150,000	162,402
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	108,840
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	200,000	210,474
2.29%, 04/05/27 (a)	100,000	107,070
2.57%, 02/15/30 (a)	250,000	269,360
3.11%, 02/15/40 (a)	125,000	137,591
3.36%, 02/15/50 (a)	125,000	144,896
Owens Corning
4.20%, 12/01/24 (a)	150,000	166,724
3.95%, 08/15/29 (a)	300,000	344,139
3.88%, 06/01/30 (a)	100,000	114,846
4.30%, 07/15/47 (a)	100,000	118,194
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	150,000	160,985
3.30%, 11/21/24 (a)	250,000	273,772
3.25%, 03/01/27 (a)	150,000	167,049
3.25%, 06/14/29 (a)	150,000	170,463
6.25%, 05/15/38	150,000	215,110
4.45%, 11/21/44 (a)	100,000	129,572
4.10%, 03/01/47 (a)	100,000	125,839
4.00%, 06/14/49 (a)	100,000	126,804
Pentair Finance Sarl
4.50%, 07/01/29 (a)	75,000	89,529
Precision Castparts Corp.
2.50%, 01/15/23 (a)	250,000	260,280
3.25%, 06/15/25 (a)	100,000	110,732
4.38%, 06/15/45 (a)	100,000	125,858
Raytheon Technologies Corp.
2.80%, 03/15/22 (a)(c)	150,000	154,305
2.50%, 12/15/22 (a)(c)	150,000	155,582
3.70%, 12/15/23 (a)(c)	100,000	108,499
3.20%, 03/15/24 (a)(c)	200,000	215,512
3.95%, 08/16/25 (a)	350,000	400,004
2.65%, 11/01/26 (a)	150,000	165,629
3.50%, 03/15/27 (a)(c)	150,000	170,807
3.13%, 05/04/27 (a)	200,000	224,094
4.13%, 11/16/28 (a)	450,000	536,778
7.50%, 09/15/29	100,000	145,536
2.25%, 07/01/30 (a)	250,000	265,122
6.05%, 06/01/36	500,000	733,570
6.13%, 07/15/38	450,000	683,095
4.45%, 11/16/38 (a)	200,000	255,700
4.88%, 10/15/40 (c)	150,000	200,104
4.70%, 12/15/41 (c)	100,000	127,945
4.50%, 06/01/42	400,000	529,564
4.80%, 12/15/43 (a)	100,000	132,687
4.15%, 05/15/45 (a)	100,000	126,698
3.75%, 11/01/46 (a)	150,000	181,575
4.35%, 04/15/47 (a)(c)	150,000	194,289
4.05%, 05/04/47 (a)	100,000	125,753
4.63%, 11/16/48 (a)	250,000	347,515
3.13%, 07/01/50 (a)	200,000	226,028
Republic Services, Inc.
3.55%, 06/01/22 (a)	150,000	155,780
4.75%, 05/15/23 (a)	150,000	164,115
2.50%, 08/15/24 (a)	300,000	319,875
0.88%, 11/15/25 (a)	200,000	201,020
2.90%, 07/01/26 (a)	200,000	220,418
3.38%, 11/15/27 (a)	150,000	170,948
3.95%, 05/15/28 (a)	100,000	118,269
2.30%, 03/01/30 (a)	300,000	318,216
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.45%, 02/15/31 (a)	250,000	246,565
3.05%, 03/01/50 (a)	100,000	111,239
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	117,047
4.20%, 03/01/49 (a)	100,000	136,117
Roper Technologies, Inc.
0.45%, 08/15/22	250,000	250,357
3.13%, 11/15/22 (a)	150,000	156,921
3.65%, 09/15/23 (a)	100,000	108,552
1.00%, 09/15/25 (a)	250,000	251,755
3.85%, 12/15/25 (a)	250,000	284,252
3.80%, 12/15/26 (a)	150,000	172,746
1.40%, 09/15/27 (a)	250,000	252,987
2.95%, 09/15/29 (a)	100,000	110,512
2.00%, 06/30/30 (a)	250,000	257,430
1.75%, 02/15/31 (a)	250,000	250,955
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	129,251
3.10%, 05/01/50 (a)	200,000	227,656
Sonoco Products Co.
3.13%, 05/01/30 (a)	400,000	443,912
5.75%, 11/01/40 (a)	150,000	206,107
Stanley Black & Decker, Inc.
2.90%, 11/01/22	250,000	262,102
4.25%, 11/15/28 (a)	250,000	304,852
2.30%, 03/15/30 (a)	200,000	215,060
5.20%, 09/01/40	100,000	139,753
4.85%, 11/15/48 (a)	150,000	214,071
4.00%, 03/15/60 (a)(b)	100,000	106,443
Textron, Inc.
4.00%, 03/15/26 (a)	100,000	111,759
3.38%, 03/01/28 (a)	200,000	216,978
3.00%, 06/01/30 (a)	100,000	107,024
2.45%, 03/15/31 (a)	250,000	254,457
The Boeing Co.
2.30%, 08/01/21	150,000	151,446
2.13%, 03/01/22 (a)	150,000	151,721
2.80%, 03/01/23 (a)	250,000	256,915
4.51%, 05/01/23 (a)	820,000	878,343
1.95%, 02/01/24	275,000	277,725
4.88%, 05/01/25 (a)	600,000	670,044
2.60%, 10/30/25 (a)	50,000	50,983
2.75%, 02/01/26 (a)	250,000	257,480
3.10%, 05/01/26 (a)	100,000	103,946
2.25%, 06/15/26 (a)	50,000	50,113
2.80%, 03/01/27 (a)	300,000	301,824
5.04%, 05/01/27 (a)	450,000	514,998
3.45%, 11/01/28 (a)	150,000	156,059
3.20%, 03/01/29 (a)	150,000	153,954
2.95%, 02/01/30 (a)	150,000	151,140
5.15%, 05/01/30 (a)	800,000	943,888
3.60%, 05/01/34 (a)	100,000	101,595
3.25%, 02/01/35 (a)	150,000	148,443
3.50%, 03/01/39 (a)	150,000	148,133
6.88%, 03/15/39	30,000	40,355
5.88%, 02/15/40	100,000	124,820
5.71%, 05/01/40 (a)	600,000	757,620
3.65%, 03/01/47 (a)	150,000	146,670
3.63%, 03/01/48 (a)	50,000	48,239
3.85%, 11/01/48 (a)	100,000	99,981
3.90%, 05/01/49 (a)	100,000	102,525
3.75%, 02/01/50 (a)	175,000	176,612
5.81%, 05/01/50 (a)	1,000,000	1,323,660
3.83%, 03/01/59 (a)	150,000	147,135
3.95%, 08/01/59 (a)	150,000	153,018
5.93%, 05/01/60 (a)	650,000	882,232

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Timken Co.
4.50%, 12/15/28 (a)	100,000	112,167
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	150,000	164,147
3.75%, 08/21/28 (a)	100,000	116,412
5.75%, 06/15/43	100,000	146,070
4.30%, 02/21/48 (a)	150,000	191,965
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	150,000	165,587
3.80%, 03/21/29 (a)	100,000	118,253
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	116,428
Vulcan Materials Co.
3.90%, 04/01/27 (a)	100,000	115,746
3.50%, 06/01/30 (a)	200,000	228,626
4.50%, 06/15/47 (a)	150,000	187,504
4.70%, 03/01/48 (a)	100,000	128,172
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	119,660
3.50%, 05/01/29 (a)	100,000	114,489
2.60%, 02/01/30 (a)	150,000	162,077
Waste Management, Inc.
2.90%, 09/15/22 (a)	150,000	155,916
3.13%, 03/01/25 (a)	500,000	548,505
0.75%, 11/15/25 (a)	200,000	200,162
3.15%, 11/15/27 (a)	200,000	226,364
1.15%, 03/15/28 (a)	200,000	200,468
3.90%, 03/01/35 (a)	100,000	123,348
4.10%, 03/01/45 (a)	262,000	336,738
4.15%, 07/15/49 (a)	100,000	133,407
2.50%, 11/15/50 (a)	250,000	253,317
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(f)(g)	100,000	109,609
3.20%, 06/15/25 (a)	200,000	214,774
4.95%, 09/15/28 (a)(f)(g)	250,000	292,472
WW Grainger, Inc.
4.60%, 06/15/45 (a)	100,000	133,349
4.20%, 05/15/47 (a)	200,000	253,522
Xylem, Inc.
4.88%, 10/01/21	350,000	362,771
3.25%, 11/01/26 (a)	200,000	224,226
1.95%, 01/30/28 (a)	200,000	208,978
2.25%, 01/30/31 (a)	250,000	264,195
		77,280,028
Communications 2.5%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	150,000	170,502
1.35%, 09/15/30 (a)	250,000	246,420
4.50%, 06/15/47 (a)	100,000	130,307
2.50%, 09/15/50 (a)	250,000	242,303
America Movil, S.A.B. de CV
3.13%, 07/16/22	200,000	208,310
3.63%, 04/22/29 (a)	200,000	228,890
2.88%, 05/07/30 (a)	200,000	218,932
6.38%, 03/01/35	200,000	299,616
6.13%, 03/30/40	430,000	640,205
4.38%, 07/16/42	200,000	254,218
4.38%, 04/22/49 (a)	200,000	261,470
American Tower Corp.
4.70%, 03/15/22	200,000	210,638
3.50%, 01/31/23	100,000	106,406
3.00%, 06/15/23	150,000	159,464
0.60%, 01/15/24	250,000	250,395
5.00%, 02/15/24	350,000	397,190
3.38%, 05/15/24 (a)	100,000	108,803
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.95%, 01/15/25 (a)	150,000	162,438
2.40%, 03/15/25 (a)	250,000	265,807
4.00%, 06/01/25 (a)	150,000	169,121
3.38%, 10/15/26 (a)	150,000	168,140
2.75%, 01/15/27 (a)	150,000	162,549
3.13%, 01/15/27 (a)	130,000	142,939
3.55%, 07/15/27 (a)	200,000	225,626
3.60%, 01/15/28 (a)	100,000	113,792
1.50%, 01/31/28 (a)	250,000	251,558
3.95%, 03/15/29 (a)	100,000	116,254
3.80%, 08/15/29 (a)	250,000	289,670
2.90%, 01/15/30 (a)	150,000	164,213
1.88%, 10/15/30 (a)	250,000	252,845
3.70%, 10/15/49 (a)	100,000	114,464
3.10%, 06/15/50 (a)	500,000	519,275
2.95%, 01/15/51 (a)	250,000	252,325
AT&T, Inc.
3.00%, 06/30/22 (a)	600,000	622,392
2.63%, 12/01/22 (a)	250,000	259,705
4.05%, 12/15/23	200,000	221,736
4.45%, 04/01/24 (a)	150,000	167,952
3.95%, 01/15/25 (a)	300,000	337,713
3.40%, 05/15/25 (a)	980,000	1,091,994
3.60%, 07/15/25 (a)	200,000	224,588
3.88%, 01/15/26 (a)	400,000	459,600
4.13%, 02/17/26 (a)	550,000	639,237
2.95%, 07/15/26 (a)	100,000	111,240
3.80%, 02/15/27 (a)	150,000	171,791
4.25%, 03/01/27 (a)	200,000	234,512
2.30%, 06/01/27 (a)	500,000	531,360
1.65%, 02/01/28 (a)	300,000	305,103
4.10%, 02/15/28 (a)	327,000	385,889
4.35%, 03/01/29 (a)	600,000	716,376
4.30%, 02/15/30 (a)	547,000	655,191
2.75%, 06/01/31 (a)	500,000	532,010
2.25%, 02/01/32 (a)	550,000	556,341
6.15%, 09/15/34	200,000	273,120
4.50%, 05/15/35 (a)	550,000	668,745
5.25%, 03/01/37 (a)	500,000	649,495
4.90%, 08/15/37 (a)	250,000	313,222
4.85%, 03/01/39 (a)	350,000	440,058
6.00%, 08/15/40 (a)	250,000	353,460
5.35%, 09/01/40	250,000	331,095
3.50%, 06/01/41 (a)	550,000	595,243
5.15%, 03/15/42	200,000	257,616
4.90%, 06/15/42	150,000	187,088
4.30%, 12/15/42 (a)	400,000	469,808
3.10%, 02/01/43 (a)	350,000	359,037
4.65%, 06/01/44 (a)	150,000	178,311
4.80%, 06/15/44 (a)	400,000	505,952
4.35%, 06/15/45 (a)	600,000	714,750
4.75%, 05/15/46 (a)	500,000	620,105
5.15%, 11/15/46 (a)	250,000	328,837
5.65%, 02/15/47 (a)	150,000	206,232
5.45%, 03/01/47 (a)	350,000	470,638
4.50%, 03/09/48 (a)	874,000	1,065,808
4.55%, 03/09/49 (a)	400,000	482,648
5.15%, 02/15/50 (a)	300,000	392,430
3.65%, 06/01/51 (a)	500,000	530,520
3.30%, 02/01/52 (a)	550,000	547,580
3.50%, 09/15/53 (a)(c)	785,000	806,533
3.55%, 09/15/55 (a)(c)	823,000	847,336
3.65%, 09/15/59 (a)(c)	774,000	791,632
3.85%, 06/01/60 (a)	300,000	320,511
3.50%, 02/01/61 (a)	350,000	354,665
Bell Canada
4.46%, 04/01/48 (a)	150,000	199,805
4.30%, 07/29/49 (a)	100,000	130,498

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	221,548
5.13%, 12/04/28 (a)	250,000	306,877
9.63%, 12/15/30 (f)(g)	300,000	490,464
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	200,000	214,822
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	500,000	528,765
4.50%, 02/01/24 (a)	250,000	277,930
4.91%, 07/23/25 (a)	1,000,000	1,157,280
3.75%, 02/15/28 (a)	200,000	224,538
4.20%, 03/15/28 (a)	200,000	230,180
5.05%, 03/30/29 (a)	200,000	242,478
2.80%, 04/01/31 (a)	350,000	369,481
6.38%, 10/23/35 (a)	330,000	460,023
5.38%, 04/01/38 (a)	150,000	189,071
6.48%, 10/23/45 (a)	850,000	1,219,886
5.38%, 05/01/47 (a)	450,000	569,268
5.75%, 04/01/48 (a)	500,000	663,810
5.13%, 07/01/49 (a)	200,000	247,226
4.80%, 03/01/50 (a)	400,000	479,884
3.70%, 04/01/51 (a)(d)	400,000	418,684
6.83%, 10/23/55 (a)	100,000	151,870
3.85%, 04/01/61 (a)(d)	250,000	256,740
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	200,000	235,664
Comcast Corp.
3.00%, 02/01/24 (a)	300,000	322,989
3.60%, 03/01/24	100,000	109,964
3.70%, 04/15/24 (a)	400,000	440,588
3.38%, 02/15/25 (a)	200,000	221,050
3.10%, 04/01/25 (a)	100,000	110,059
3.38%, 08/15/25 (a)	150,000	167,354
3.95%, 10/15/25 (a)	650,000	745,914
3.15%, 03/01/26 (a)	150,000	167,304
3.30%, 02/01/27 (a)	300,000	338,952
3.30%, 04/01/27 (a)	200,000	226,392
3.15%, 02/15/28 (a)	350,000	394,506
3.55%, 05/01/28 (a)	200,000	231,318
4.15%, 10/15/28 (a)	950,000	1,143,762
2.65%, 02/01/30 (a)	300,000	328,281
3.40%, 04/01/30 (a)	250,000	289,515
4.25%, 10/15/30 (a)	250,000	309,112
1.95%, 01/15/31 (a)	300,000	309,273
1.50%, 02/15/31 (a)	400,000	397,876
4.25%, 01/15/33	250,000	312,960
7.05%, 03/15/33	350,000	538,576
4.20%, 08/15/34 (a)	250,000	315,757
5.65%, 06/15/35	100,000	143,158
4.40%, 08/15/35 (a)	150,000	193,428
6.50%, 11/15/35	95,000	147,830
3.20%, 07/15/36 (a)	100,000	115,049
6.45%, 03/15/37	100,000	153,993
6.95%, 08/15/37	150,000	243,024
3.90%, 03/01/38 (a)	250,000	307,840
6.40%, 05/15/38	100,000	156,618
4.60%, 10/15/38 (a)	500,000	661,300
6.55%, 07/01/39	100,000	158,936
3.25%, 11/01/39 (a)	200,000	228,620
6.40%, 03/01/40	150,000	238,707
3.75%, 04/01/40 (a)	500,000	609,155
4.65%, 07/15/42	250,000	339,200
4.50%, 01/15/43	100,000	134,027
4.75%, 03/01/44	300,000	418,284
4.60%, 08/15/45 (a)	300,000	406,935
3.40%, 07/15/46 (a)	200,000	232,146
4.00%, 08/15/47 (a)	100,000	126,724
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.97%, 11/01/47 (a)	300,000	378,330
4.00%, 03/01/48 (a)	200,000	254,132
4.70%, 10/15/48 (a)	760,000	1,074,161
4.00%, 11/01/49 (a)	400,000	512,972
3.45%, 02/01/50 (a)	400,000	472,240
2.80%, 01/15/51 (a)	400,000	421,528
2.45%, 08/15/52 (a)	400,000	395,216
4.05%, 11/01/52 (a)	250,000	324,987
4.95%, 10/15/58 (a)	350,000	537,530
2.65%, 08/15/62 (a)	400,000	406,180
Crown Castle International Corp.
5.25%, 01/15/23	350,000	384,223
3.15%, 07/15/23 (a)	150,000	159,792
1.35%, 07/15/25 (a)	200,000	203,536
4.45%, 02/15/26 (a)	195,000	225,007
3.70%, 06/15/26 (a)	100,000	112,365
3.80%, 02/15/28 (a)	150,000	171,168
4.30%, 02/15/29 (a)	100,000	118,390
3.10%, 11/15/29 (a)	200,000	219,624
3.30%, 07/01/30 (a)	200,000	223,824
4.75%, 05/15/47 (a)	200,000	255,844
5.20%, 02/15/49 (a)	150,000	205,023
4.15%, 07/01/50 (a)	150,000	179,801
3.25%, 01/15/51 (a)	200,000	212,312
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)(g)	750,000	1,190,962
9.25%, 06/01/32	150,000	256,274
Discovery Communications LLC
3.80%, 03/13/24 (a)	250,000	272,332
4.90%, 03/11/26 (a)	100,000	117,201
3.95%, 03/20/28 (a)	250,000	286,232
4.13%, 05/15/29 (a)	300,000	350,673
3.63%, 05/15/30 (a)	250,000	283,507
5.00%, 09/20/37 (a)	150,000	189,728
4.88%, 04/01/43	150,000	183,579
5.20%, 09/20/47 (a)	260,000	331,601
5.30%, 05/15/49 (a)	150,000	195,969
4.65%, 05/15/50 (a)	200,000	243,992
4.00%, 09/15/55 (a)(c)	457,000	509,381
Fox Corp.
3.67%, 01/25/22	150,000	155,670
4.03%, 01/25/24 (a)	250,000	275,722
3.05%, 04/07/25 (a)	100,000	109,474
4.71%, 01/25/29 (a)	300,000	363,459
5.48%, 01/25/39 (a)	300,000	416,796
5.58%, 01/25/49 (a)	250,000	365,480
Grupo Televisa S.A.B.
6.63%, 03/18/25	200,000	243,020
6.63%, 01/15/40	200,000	273,788
5.00%, 05/13/45 (a)	300,000	353,520
5.25%, 05/24/49 (a)	200,000	247,294
Koninklijke KPN N.V.
8.38%, 10/01/30	100,000	141,420
Moody’s Corp.
4.50%, 09/01/22 (a)	150,000	159,206
2.63%, 01/15/23 (a)	150,000	156,614
3.75%, 03/24/25 (a)	200,000	224,856
4.25%, 02/01/29 (a)	150,000	180,204
4.88%, 12/17/48 (a)	150,000	203,840
2.55%, 08/18/60 (a)	250,000	239,455
NBCUniversal Media LLC
6.40%, 04/30/40	100,000	157,459
5.95%, 04/01/41	100,000	153,593
4.45%, 01/15/43	230,000	304,837
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	100,000	106,106
4.20%, 06/01/30 (a)	100,000	120,712

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	250,000	261,295
3.65%, 11/01/24 (a)	130,000	143,599
3.60%, 04/15/26 (a)	250,000	284,110
Orange S.A.
9.00%, 03/01/31	400,000	660,072
5.38%, 01/13/42	150,000	213,614
5.50%, 02/06/44 (a)	150,000	222,558
RELX Capital, Inc.
3.50%, 03/16/23 (a)	100,000	106,625
4.00%, 03/18/29 (a)	150,000	177,528
3.00%, 05/22/30 (a)	250,000	278,142
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	150,000	157,913
4.10%, 10/01/23 (a)	150,000	164,184
3.63%, 12/15/25 (a)	100,000	113,268
2.90%, 11/15/26 (a)	150,000	166,808
4.50%, 03/15/43 (a)	100,000	128,817
5.45%, 10/01/43 (a)	200,000	283,504
5.00%, 03/15/44 (a)	330,000	452,008
4.30%, 02/15/48 (a)	100,000	128,646
4.35%, 05/01/49 (a)	150,000	193,220
3.70%, 11/15/49 (a)	150,000	179,669
S&P Global, Inc.
4.00%, 06/15/25 (a)	300,000	342,117
2.50%, 12/01/29 (a)	100,000	109,010
1.25%, 08/15/30 (a)	250,000	247,358
3.25%, 12/01/49 (a)	100,000	116,200
2.30%, 08/15/60 (a)	250,000	239,340
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)(c)	500,000	553,115
1.50%, 02/15/26 (a)	250,000	254,770
3.75%, 04/15/27 (a)(c)	750,000	848,002
2.05%, 02/15/28 (a)	550,000	565,521
3.88%, 04/15/30 (a)(c)	1,300,000	1,492,491
2.55%, 02/15/31 (a)(c)	650,000	677,755
2.25%, 11/15/31 (a)(c)	250,000	254,368
4.38%, 04/15/40 (a)(c)	350,000	428,249
3.00%, 02/15/41 (a)	350,000	360,167
4.50%, 04/15/50 (a)(c)	500,000	625,680
3.30%, 02/15/51 (a)(c)	350,000	367,328
TCI Communications, Inc.
7.13%, 02/15/28	230,000	321,016
Telefonica Emisiones S.A.
4.57%, 04/27/23	150,000	164,115
4.10%, 03/08/27	450,000	517,041
7.05%, 06/20/36	365,000	546,821
4.67%, 03/06/38	150,000	180,687
5.21%, 03/08/47	500,000	636,610
4.90%, 03/06/48	300,000	371,625
5.52%, 03/01/49 (a)	150,000	199,649
Telefonica Europe BV
8.25%, 09/15/30	100,000	152,867
TELUS Corp.
3.70%, 09/15/27 (a)	200,000	228,076
4.30%, 06/15/49 (a)	150,000	189,452
The Interpublic Group of Cos., Inc.
4.20%, 04/15/24	350,000	388,619
4.75%, 03/30/30 (a)	150,000	184,688
5.40%, 10/01/48 (a)	100,000	134,133
The Walt Disney Co.
1.65%, 09/01/22	200,000	204,606
3.00%, 09/15/22	150,000	157,047
1.75%, 08/30/24 (a)	150,000	155,501
3.70%, 09/15/24 (a)	300,000	331,191
3.35%, 03/24/25	250,000	276,970
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.70%, 10/15/25 (a)	200,000	225,818
1.75%, 01/13/26	300,000	312,576
3.70%, 03/23/27	250,000	287,125
2.20%, 01/13/28	200,000	212,550
2.00%, 09/01/29 (a)	350,000	363,909
3.80%, 03/22/30	200,000	238,304
2.65%, 01/13/31	500,000	545,655
6.55%, 03/15/33	300,000	441,009
6.20%, 12/15/34	150,000	226,401
6.40%, 12/15/35	230,000	354,384
6.15%, 03/01/37	150,000	219,357
4.63%, 03/23/40 (a)	100,000	132,306
3.50%, 05/13/40 (a)	500,000	582,855
4.13%, 12/01/41	150,000	186,531
4.75%, 09/15/44 (a)	150,000	203,099
4.95%, 10/15/45 (a)	200,000	271,966
4.75%, 11/15/46 (a)	100,000	135,250
2.75%, 09/01/49 (a)	350,000	359,989
4.70%, 03/23/50 (a)	300,000	418,278
3.60%, 01/13/51 (a)	500,000	595,510
3.80%, 05/13/60 (a)	300,000	374,106
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	150,000	164,760
5.65%, 11/23/43 (a)	150,000	200,765
Time Warner Cable LLC
6.55%, 05/01/37	200,000	277,046
7.30%, 07/01/38	300,000	443,253
6.75%, 06/15/39	250,000	356,057
5.88%, 11/15/40 (a)	324,000	430,700
5.50%, 09/01/41 (a)	250,000	318,577
4.50%, 09/15/42 (a)	200,000	229,780
Time Warner Entertainment Co. LP
8.38%, 03/15/23	107,000	126,223
8.38%, 07/15/33	200,000	311,876
TWDC Enterprises 18 Corp.
3.75%, 06/01/21	150,000	152,612
2.35%, 12/01/22	200,000	207,834
3.00%, 02/13/26	350,000	387,362
1.85%, 07/30/26	150,000	157,958
2.95%, 06/15/27	200,000	222,254
4.13%, 06/01/44	250,000	315,247
3.00%, 07/30/46	100,000	107,370
Verizon Communications, Inc.
2.95%, 03/15/22	150,000	154,989
2.45%, 11/01/22 (a)	100,000	103,541
5.15%, 09/15/23	530,000	598,932
4.15%, 03/15/24 (a)	100,000	110,733
3.50%, 11/01/24 (a)	330,000	364,624
3.38%, 02/15/25	500,000	556,015
0.85%, 11/20/25 (a)	200,000	200,952
2.63%, 08/15/26	300,000	328,389
4.13%, 03/16/27	500,000	592,870
3.00%, 03/22/27 (a)	150,000	166,889
4.33%, 09/21/28	700,000	850,339
3.88%, 02/08/29 (a)	200,000	235,948
4.02%, 12/03/29 (a)	800,000	955,848
3.15%, 03/22/30 (a)	250,000	281,610
1.50%, 09/18/30 (a)	450,000	445,639
1.68%, 10/30/30 (a)(c)	517,000	518,458
7.75%, 12/01/30	52,000	79,785
4.50%, 08/10/33	650,000	828,113
4.40%, 11/01/34 (a)	630,000	799,029
4.27%, 01/15/36	505,000	635,992
5.25%, 03/16/37	400,000	555,612
4.81%, 03/15/39	150,000	200,142
4.75%, 11/01/41	274,000	369,415
3.85%, 11/01/42 (a)	200,000	243,500
6.55%, 09/15/43	100,000	162,623

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.13%, 08/15/46	200,000	252,928
4.86%, 08/21/46	800,000	1,102,560
5.50%, 03/16/47	100,000	149,780
4.52%, 09/15/48	850,000	1,135,319
5.01%, 04/15/49	225,000	319,887
4.00%, 03/22/50 (a)	150,000	188,607
5.01%, 08/21/54	250,000	361,900
4.67%, 03/15/55	500,000	688,710
2.99%, 10/30/56 (a)	546,000	578,432
3.00%, 11/20/60 (a)	750,000	793,657
ViacomCBS, Inc.
3.38%, 03/01/22 (a)	150,000	154,116
4.25%, 09/01/23 (a)	263,000	286,604
3.88%, 04/01/24 (a)	150,000	163,676
3.70%, 08/15/24 (a)	250,000	273,867
3.50%, 01/15/25 (a)	330,000	361,373
4.75%, 05/15/25 (a)	200,000	232,026
2.90%, 01/15/27 (a)	150,000	163,934
4.20%, 06/01/29 (a)	150,000	178,148
7.88%, 07/30/30	50,000	73,524
4.95%, 01/15/31 (a)	200,000	248,906
4.20%, 05/19/32 (a)	300,000	355,821
6.88%, 04/30/36	250,000	358,910
4.38%, 03/15/43	250,000	291,505
5.85%, 09/01/43 (a)	250,000	343,230
5.25%, 04/01/44 (a)	100,000	129,190
4.90%, 08/15/44 (a)	195,000	238,510
4.60%, 01/15/45 (a)	130,000	154,249
4.95%, 05/19/50 (a)	200,000	255,634
Vodafone Group PLC
2.50%, 09/26/22	250,000	259,302
3.75%, 01/16/24	300,000	328,419
4.13%, 05/30/25	250,000	286,107
4.38%, 05/30/28	750,000	900,952
7.88%, 02/15/30	150,000	222,666
6.15%, 02/27/37	400,000	578,652
5.00%, 05/30/38	250,000	326,002
4.38%, 02/19/43	150,000	186,296
5.25%, 05/30/48	600,000	821,862
4.88%, 06/19/49	350,000	459,259
4.25%, 09/17/50	250,000	308,447
5.13%, 06/19/59	100,000	135,488
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	209,072
3.38%, 07/08/30 (a)	200,000	204,064
WPP Finance 2010
3.63%, 09/07/22	100,000	105,154
3.75%, 09/19/24	100,000	110,202
		122,379,050
Consumer Cyclical 2.0%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	200,000	202,064
3.90%, 04/15/30 (a)	100,000	114,969
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	200,000	204,530
2.80%, 06/06/23 (a)	150,000	158,286
3.60%, 11/28/24 (a)	400,000	440,860
3.40%, 12/06/27 (a)	500,000	561,300
4.50%, 11/28/34 (a)	250,000	311,465
4.00%, 12/06/37 (a)	200,000	237,480
4.20%, 12/06/47 (a)	200,000	253,554
4.40%, 12/06/57 (a)	200,000	271,290
Amazon.com, Inc.
2.50%, 11/29/22 (a)	230,000	239,120
2.40%, 02/22/23 (a)	200,000	209,024
2.80%, 08/22/24 (a)	250,000	271,055
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.80%, 12/05/24 (a)	195,000	219,289
0.80%, 06/03/25 (a)	150,000	152,219
5.20%, 12/03/25 (a)	100,000	121,227
1.20%, 06/03/27 (a)	300,000	305,166
3.15%, 08/22/27 (a)	650,000	739,212
1.50%, 06/03/30 (a)	450,000	460,453
4.80%, 12/05/34 (a)	150,000	208,085
3.88%, 08/22/37 (a)	600,000	760,314
4.95%, 12/05/44 (a)	230,000	340,007
4.05%, 08/22/47 (a)	750,000	1,005,232
2.50%, 06/03/50 (a)	550,000	582,263
4.25%, 08/22/57 (a)	400,000	570,368
2.70%, 06/03/60 (a)	400,000	435,808
American Honda Finance Corp.
1.70%, 09/09/21	150,000	151,617
2.20%, 06/27/22	200,000	205,806
2.05%, 01/10/23	150,000	155,180
1.95%, 05/10/23	200,000	207,488
0.88%, 07/07/23	250,000	253,007
0.65%, 09/08/23	250,000	251,960
2.90%, 02/16/24	390,000	418,322
2.40%, 06/27/24	300,000	318,531
1.20%, 07/08/25	250,000	254,927
1.00%, 09/10/25	250,000	252,695
2.30%, 09/09/26	300,000	324,366
2.35%, 01/08/27	50,000	53,708
3.50%, 02/15/28	100,000	115,416
Aptiv Corp.
4.15%, 03/15/24 (a)	100,000	110,333
Aptiv PLC
4.35%, 03/15/29 (a)	150,000	171,840
5.40%, 03/15/49 (a)	100,000	122,911
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	200,000	224,510
1.25%, 09/01/30 (a)	300,000	299,355
AutoNation, Inc.
3.50%, 11/15/24 (a)	250,000	269,217
4.75%, 06/01/30 (a)	250,000	301,715
AutoZone, Inc.
2.88%, 01/15/23 (a)	250,000	260,952
3.13%, 07/15/23 (a)	100,000	106,148
3.25%, 04/15/25 (a)	200,000	219,118
3.75%, 04/18/29 (a)	150,000	172,983
4.00%, 04/15/30 (a)	150,000	177,554
1.65%, 01/15/31 (a)	250,000	246,787
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	119,640
1.95%, 10/01/30 (a)	250,000	250,647
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	114,646
3.88%, 08/15/30 (a)	250,000	269,480
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	250,000	262,517
4.10%, 04/13/25 (a)	200,000	226,198
3.60%, 06/01/26 (a)	150,000	169,356
4.50%, 04/13/27 (a)	200,000	236,502
4.63%, 04/13/30 (a)	450,000	554,571
BorgWarner, Inc.
3.38%, 03/15/25 (a)	100,000	110,108
2.65%, 07/01/27 (a)	250,000	266,785
4.38%, 03/15/45 (a)	100,000	117,310
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	108,271
3.70%, 01/15/31 (a)	250,000	271,605

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	200,000	215,794
3.00%, 05/18/27 (a)	400,000	450,448
1.60%, 04/20/30 (a)	100,000	102,724
1.75%, 04/20/32 (a)	400,000	415,740
Cummins, Inc.
0.75%, 09/01/25 (a)	250,000	251,450
1.50%, 09/01/30 (a)	250,000	250,945
4.88%, 10/01/43 (a)	150,000	211,836
2.60%, 09/01/50 (a)	250,000	257,582
D.R. Horton, Inc.
5.75%, 08/15/23 (a)	250,000	280,937
2.60%, 10/15/25 (a)	175,000	188,279
1.40%, 10/15/27 (a)	250,000	250,415
Daimler Finance North America LLC
8.50%, 01/18/31	200,000	318,198
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	200,000	218,442
Dollar General Corp.
3.25%, 04/15/23 (a)	100,000	105,933
3.88%, 04/15/27 (a)	200,000	231,266
4.13%, 05/01/28 (a)	100,000	118,141
3.50%, 04/03/30 (a)	200,000	230,640
4.13%, 04/03/50 (a)	100,000	128,009
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	100,000	107,265
4.00%, 05/15/25 (a)	300,000	338,811
4.20%, 05/15/28 (a)	250,000	296,272
eBay, Inc.
3.80%, 03/09/22 (a)	100,000	104,006
2.60%, 07/15/22 (a)	195,000	200,955
2.75%, 01/30/23 (a)	300,000	314,031
3.45%, 08/01/24 (a)	200,000	218,438
1.90%, 03/11/25 (a)	250,000	261,525
3.60%, 06/05/27 (a)	150,000	170,180
2.70%, 03/11/30 (a)	100,000	107,123
4.00%, 07/15/42 (a)	150,000	174,269
Expedia Group, Inc.
3.60%, 12/15/23 (a)	200,000	209,822
4.50%, 08/15/24 (a)	150,000	162,213
5.00%, 02/15/26 (a)	200,000	219,872
4.63%, 08/01/27 (a)	200,000	220,026
3.80%, 02/15/28 (a)	200,000	210,116
3.25%, 02/15/30 (a)	200,000	203,060
General Motors Co.
4.88%, 10/02/23	462,000	510,750
5.40%, 10/02/23	250,000	280,312
6.13%, 10/01/25 (a)	450,000	542,808
4.20%, 10/01/27 (a)	300,000	338,655
5.00%, 10/01/28 (a)	250,000	297,637
5.00%, 04/01/35	200,000	239,914
6.60%, 04/01/36 (a)	100,000	135,267
5.15%, 04/01/38 (a)	250,000	298,460
6.25%, 10/02/43	350,000	472,937
5.20%, 04/01/45	250,000	304,047
6.75%, 04/01/46 (a)	100,000	142,218
5.40%, 04/01/48 (a)	75,000	94,830
5.95%, 04/01/49 (a)	200,000	270,002
General Motors Financial Co., Inc.
3.20%, 07/06/21 (a)	650,000	658,144
4.20%, 11/06/21	150,000	154,754
3.45%, 04/10/22 (a)	500,000	515,640
3.55%, 07/08/22	350,000	365,627
3.25%, 01/05/23 (a)	250,000	261,477
5.20%, 03/20/23	450,000	493,623
3.70%, 05/09/23 (a)	312,000	330,639
1.70%, 08/18/23	350,000	357,546
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.10%, 01/17/24 (a)	200,000	223,712
3.95%, 04/13/24 (a)	150,000	162,785
3.50%, 11/07/24 (a)	150,000	161,738
4.00%, 01/15/25 (a)	100,000	109,701
2.90%, 02/26/25 (a)	200,000	212,068
4.35%, 04/09/25 (a)	150,000	167,615
5.25%, 03/01/26 (a)	450,000	526,738
4.35%, 01/17/27 (a)	200,000	227,626
2.70%, 08/20/27 (a)	350,000	369,096
3.85%, 01/05/28 (a)	150,000	166,739
5.65%, 01/17/29 (a)	100,000	123,825
3.60%, 06/21/30 (a)	500,000	557,915
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	124,180
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	250,000	270,550
5.25%, 06/01/25 (a)	100,000	111,000
5.38%, 04/15/26 (a)	150,000	169,653
5.75%, 06/01/28 (a)	100,000	117,367
5.30%, 01/15/29 (a)	100,000	115,382
4.00%, 01/15/30 (a)	100,000	107,860
4.00%, 01/15/31 (a)	400,000	434,224
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	108,919
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	75,000	83,982
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	200,000	208,774
5.38%, 04/23/25 (a)	100,000	112,150
4.38%, 09/15/28 (a)	150,000	163,964
IHS Markit Ltd.
4.13%, 08/01/23 (a)	100,000	108,941
4.75%, 08/01/28 (a)	150,000	181,253
4.25%, 05/01/29 (a)	175,000	209,069
JD.com, Inc.
3.88%, 04/29/26	200,000	223,224
3.38%, 01/14/30 (a)	200,000	217,934
4.13%, 01/14/50	200,000	223,234
Kohl’s Corp.
9.50%, 05/15/25 (a)	100,000	125,826
4.25%, 07/17/25 (a)	250,000	266,400
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	250,000	261,575
2.90%, 06/25/25 (a)	400,000	412,020
3.50%, 08/18/26 (a)	150,000	157,917
3.90%, 08/08/29 (a)	150,000	157,379
Lear Corp.
3.80%, 09/15/27 (a)	50,000	55,181
4.25%, 05/15/29 (a)	50,000	57,177
3.50%, 05/30/30 (a)	150,000	162,147
5.25%, 05/15/49 (a)	100,000	121,245
Lennar Corp.
4.75%, 11/15/22 (a)	350,000	373,019
4.75%, 05/30/25 (a)	350,000	402,010
4.75%, 11/29/27 (a)	250,000	296,877
Lowe’s Cos., Inc.
3.12%, 04/15/22 (a)	150,000	154,839
3.88%, 09/15/23 (a)	100,000	108,921
3.13%, 09/15/24 (a)	100,000	108,532
3.38%, 09/15/25 (a)	474,000	530,790
2.50%, 04/15/26 (a)	200,000	217,114
3.10%, 05/03/27 (a)	250,000	280,560
1.30%, 04/15/28 (a)	250,000	250,115
3.65%, 04/05/29 (a)	400,000	466,288
4.50%, 04/15/30 (a)	200,000	247,882
1.70%, 10/15/30 (a)	250,000	251,972

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.00%, 04/15/40 (a)	100,000	136,024
4.65%, 04/15/42 (a)	195,000	257,176
4.25%, 09/15/44 (a)	28,000	33,773
4.38%, 09/15/45 (a)	100,000	128,462
3.70%, 04/15/46 (a)	150,000	177,149
4.05%, 05/03/47 (a)	250,000	308,890
4.55%, 04/05/49 (a)	300,000	404,142
5.13%, 04/15/50 (a)	250,000	367,977
3.00%, 10/15/50 (a)	250,000	269,020
Magna International, Inc.
3.63%, 06/15/24 (a)	200,000	219,038
2.45%, 06/15/30 (a)	200,000	214,926
Marriott International, Inc.
3.75%, 03/15/25 (a)	330,000	352,186
5.75%, 05/01/25 (a)	300,000	347,925
3.13%, 06/15/26 (a)	150,000	157,604
4.00%, 04/15/28 (a)	100,000	108,696
4.63%, 06/15/30 (a)	200,000	231,006
3.50%, 10/15/32 (a)	350,000	381,675
Mastercard, Inc.
2.00%, 11/21/21 (a)	250,000	253,920
2.00%, 03/03/25 (a)	150,000	159,422
2.95%, 11/21/26 (a)	250,000	280,720
3.30%, 03/26/27 (a)	150,000	171,057
3.50%, 02/26/28 (a)	100,000	116,757
2.95%, 06/01/29 (a)	150,000	170,121
3.35%, 03/26/30 (a)	200,000	235,180
3.80%, 11/21/46 (a)	200,000	256,758
3.95%, 02/26/48 (a)	150,000	195,872
3.65%, 06/01/49 (a)	250,000	314,332
3.85%, 03/26/50 (a)	200,000	261,064
McDonald’s Corp.
2.63%, 01/15/22	250,000	256,382
3.35%, 04/01/23 (a)	150,000	159,894
3.38%, 05/26/25 (a)	150,000	166,457
3.30%, 07/01/25 (a)	100,000	111,312
1.45%, 09/01/25 (a)	150,000	155,708
3.70%, 01/30/26 (a)	330,000	374,385
3.50%, 03/01/27 (a)	200,000	227,842
3.50%, 07/01/27 (a)	200,000	229,124
3.80%, 04/01/28 (a)	350,000	409,822
2.63%, 09/01/29 (a)	100,000	109,789
2.13%, 03/01/30 (a)	250,000	263,767
3.60%, 07/01/30 (a)	150,000	176,084
4.70%, 12/09/35 (a)	250,000	326,725
5.70%, 02/01/39	150,000	216,653
4.88%, 07/15/40	100,000	134,620
3.70%, 02/15/42	200,000	235,752
4.60%, 05/26/45 (a)	100,000	131,847
4.88%, 12/09/45 (a)	420,000	574,921
4.45%, 03/01/47 (a)	100,000	130,050
4.45%, 09/01/48 (a)	250,000	330,237
3.63%, 09/01/49 (a)	300,000	352,635
4.20%, 04/01/50 (a)	100,000	128,831
NIKE, Inc.
2.25%, 05/01/23 (a)	100,000	104,542
2.40%, 03/27/25 (a)	150,000	161,309
2.38%, 11/01/26 (a)	100,000	109,244
2.75%, 03/27/27 (a)	350,000	388,468
2.85%, 03/27/30 (a)	350,000	396,574
3.25%, 03/27/40 (a)	150,000	176,741
3.38%, 11/01/46 (a)	350,000	420,378
3.38%, 03/27/50 (a)	200,000	241,776
NVR, Inc.
3.95%, 09/15/22 (a)	100,000	105,236
3.00%, 05/15/30 (a)	200,000	217,568
Security Rate, Maturity Date	Face Amount ($)	Value ($)
O'Reilly Automotive, Inc.
3.80%, 09/01/22 (a)	150,000	157,508
3.60%, 09/01/27 (a)	150,000	171,108
4.35%, 06/01/28 (a)	200,000	237,656
4.20%, 04/01/30 (a)	100,000	120,316
1.75%, 03/15/31 (a)	250,000	249,802
PACCAR Financial Corp.
3.15%, 08/09/21	150,000	153,003
2.65%, 05/10/22	150,000	155,310
2.00%, 09/26/22	100,000	103,230
2.65%, 04/06/23	150,000	158,243
0.35%, 08/11/23	150,000	150,042
1.80%, 02/06/25	200,000	210,290
PulteGroup, Inc.
5.50%, 03/01/26 (a)	250,000	300,932
7.88%, 06/15/32	200,000	298,976
PVH Corp.
4.63%, 07/10/25 (a)(c)	250,000	273,685
Ralph Lauren Corp.
1.70%, 06/15/22	150,000	153,024
2.95%, 06/15/30 (a)	150,000	159,123
Ross Stores, Inc.
0.88%, 04/15/26 (a)	250,000	248,142
4.70%, 04/15/27 (a)	19,000	22,444
5.45%, 04/15/50 (a)	100,000	136,467
Sands China Ltd.
4.60%, 08/08/23 (a)	500,000	534,345
5.13%, 08/08/25 (a)	200,000	220,718
5.40%, 08/08/28 (a)	400,000	458,392
4.38%, 06/18/30 (a)(c)	200,000	216,970
Starbucks Corp.
1.30%, 05/07/22	150,000	151,962
2.70%, 06/15/22 (a)	150,000	154,772
3.10%, 03/01/23 (a)	100,000	105,872
3.85%, 10/01/23 (a)	245,000	266,320
3.80%, 08/15/25 (a)	150,000	170,186
2.00%, 03/12/27 (a)	200,000	212,080
4.00%, 11/15/28 (a)	150,000	178,490
3.55%, 08/15/29 (a)	200,000	233,508
2.25%, 03/12/30 (a)	100,000	105,355
2.55%, 11/15/30 (a)	195,000	211,123
3.75%, 12/01/47 (a)	250,000	293,207
4.50%, 11/15/48 (a)	300,000	391,011
4.45%, 08/15/49 (a)	150,000	195,795
3.35%, 03/12/50 (a)	100,000	111,607
3.50%, 11/15/50 (a)	200,000	228,774
Tapestry, Inc.
4.25%, 04/01/25 (a)	150,000	159,869
4.13%, 07/15/27 (a)	100,000	106,186
Target Corp.
2.90%, 01/15/22	150,000	154,469
3.50%, 07/01/24	263,000	292,253
2.25%, 04/15/25 (a)	300,000	320,715
2.50%, 04/15/26	200,000	220,636
3.38%, 04/15/29 (a)	150,000	175,859
2.35%, 02/15/30 (a)	150,000	164,004
2.65%, 09/15/30 (a)	350,000	392,210
4.00%, 07/01/42	75,000	100,880
3.90%, 11/15/47 (a)	400,000	536,980
The Home Depot, Inc.
3.25%, 03/01/22	250,000	259,457
2.63%, 06/01/22 (a)	250,000	258,480
2.70%, 04/01/23 (a)	150,000	157,466
3.75%, 02/15/24 (a)	195,000	214,026
3.35%, 09/15/25 (a)	200,000	225,616
3.00%, 04/01/26 (a)	150,000	167,301
2.13%, 09/15/26 (a)	200,000	215,462

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 04/15/27 (a)	100,000	109,349
2.80%, 09/14/27 (a)	150,000	166,922
2.95%, 06/15/29 (a)	350,000	396,518
2.70%, 04/15/30 (a)	200,000	223,212
5.88%, 12/16/36	755,000	1,152,047
3.30%, 04/15/40 (a)	350,000	413,402
5.40%, 09/15/40 (a)	100,000	146,771
4.20%, 04/01/43 (a)	230,000	302,172
4.88%, 02/15/44 (a)	195,000	277,438
4.40%, 03/15/45 (a)	150,000	201,320
4.25%, 04/01/46 (a)	350,000	465,762
3.90%, 06/15/47 (a)	100,000	128,233
4.50%, 12/06/48 (a)	350,000	490,528
3.13%, 12/15/49 (a)	200,000	230,210
3.35%, 04/15/50 (a)	400,000	476,456
3.50%, 09/15/56 (a)	150,000	183,752
The Rockefeller Foundation
2.49%, 10/01/50 (a)	250,000	256,825
The TJX Cos., Inc.
2.50%, 05/15/23 (a)	250,000	261,490
3.50%, 04/15/25 (a)	200,000	222,624
2.25%, 09/15/26 (a)	200,000	215,178
3.75%, 04/15/27 (a)	100,000	115,858
1.15%, 05/15/28 (a)	150,000	150,441
3.88%, 04/15/30 (a)	250,000	300,900
4.50%, 04/15/50 (a)	100,000	143,415
The Western Union Co.
4.25%, 06/09/23 (a)	100,000	108,428
2.85%, 01/10/25 (a)	100,000	106,955
6.20%, 11/17/36	100,000	123,462
Toyota Motor Corp.
3.42%, 07/20/23	200,000	216,018
3.67%, 07/20/28	150,000	176,292
Toyota Motor Credit Corp.
2.60%, 01/11/22	150,000	153,884
3.30%, 01/12/22	250,000	258,335
1.15%, 05/26/22	500,000	506,495
0.45%, 07/22/22	250,000	250,792
2.15%, 09/08/22	500,000	516,575
2.63%, 01/10/23	100,000	104,830
2.90%, 03/30/23	200,000	211,748
0.50%, 08/14/23	450,000	451,489
1.35%, 08/25/23	200,000	205,344
3.45%, 09/20/23	100,000	108,482
3.35%, 01/08/24	150,000	162,852
2.90%, 04/17/24	200,000	215,434
2.00%, 10/07/24	100,000	105,251
1.80%, 02/13/25	400,000	418,772
3.00%, 04/01/25	300,000	329,652
3.20%, 01/11/27	150,000	168,951
1.15%, 08/13/27	450,000	450,126
3.65%, 01/08/29	150,000	177,696
2.15%, 02/13/30	100,000	107,004
3.38%, 04/01/30	200,000	234,210
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	125,348
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	100,000	127,590
VF Corp.
2.40%, 04/23/25 (a)	350,000	372,508
2.95%, 04/23/30 (a)	200,000	219,924
Visa, Inc.
2.15%, 09/15/22 (a)	200,000	206,672
2.80%, 12/14/22 (a)	400,000	419,656
3.15%, 12/14/25 (a)	600,000	670,374
1.90%, 04/15/27 (a)	300,000	318,282
0.75%, 08/15/27 (a)	350,000	347,907
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.05%, 04/15/30 (a)	300,000	320,079
1.10%, 02/15/31 (a)	350,000	343,976
4.15%, 12/14/35 (a)	330,000	430,313
2.70%, 04/15/40 (a)	250,000	277,515
4.30%, 12/14/45 (a)	645,000	890,319
3.65%, 09/15/47 (a)	100,000	128,280
2.00%, 08/15/50 (a)	250,000	240,018
Walgreen Co.
3.10%, 09/15/22	150,000	157,010
4.40%, 09/15/42	400,000	444,348
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	580,000	643,974
3.45%, 06/01/26 (a)	300,000	332,982
3.20%, 04/15/30 (a)	150,000	162,779
4.80%, 11/18/44 (a)	300,000	346,146
4.65%, 06/01/46 (a)	100,000	115,093
4.10%, 04/15/50 (a)	150,000	161,774
Walmart, Inc.
3.13%, 06/23/21	600,000	609,852
2.35%, 12/15/22 (a)	250,000	260,350
2.55%, 04/11/23 (a)	500,000	524,225
3.40%, 06/26/23 (a)	450,000	484,582
3.30%, 04/22/24 (a)	250,000	272,082
2.85%, 07/08/24 (a)	200,000	216,404
2.65%, 12/15/24 (a)	200,000	216,476
3.55%, 06/26/25 (a)	250,000	283,035
3.05%, 07/08/26 (a)	150,000	168,656
3.70%, 06/26/28 (a)	500,000	591,005
3.25%, 07/08/29 (a)	150,000	175,133
2.38%, 09/24/29 (a)	100,000	110,147
5.25%, 09/01/35	450,000	662,409
6.50%, 08/15/37	150,000	245,719
3.95%, 06/28/38 (a)	250,000	323,905
5.63%, 04/01/40	100,000	153,590
5.00%, 10/25/40	150,000	217,706
5.63%, 04/15/41	200,000	314,106
4.30%, 04/22/44 (a)	500,000	685,175
3.63%, 12/15/47 (a)	150,000	193,137
4.05%, 06/29/48 (a)	600,000	825,726
2.95%, 09/24/49 (a)	150,000	175,406
		99,144,571
Consumer Non-Cyclical 4.6%
Abbott Laboratories
3.40%, 11/30/23 (a)	200,000	217,088
2.95%, 03/15/25 (a)	350,000	384,079
3.75%, 11/30/26 (a)	250,000	292,242
1.15%, 01/30/28 (a)	250,000	253,210
1.40%, 06/30/30 (a)	200,000	203,664
4.75%, 11/30/36 (a)	500,000	694,375
5.30%, 05/27/40	100,000	148,953
4.75%, 04/15/43 (a)	150,000	213,546
4.90%, 11/30/46 (a)	726,000	1,085,798
AbbVie, Inc.
3.38%, 11/14/21	150,000	154,301
2.15%, 11/19/21	250,000	254,232
3.45%, 03/15/22 (a)	750,000	775,537
3.25%, 10/01/22 (a)	300,000	313,233
2.90%, 11/06/22	400,000	418,660
3.20%, 11/06/22 (a)	200,000	209,596
2.30%, 11/21/22	500,000	517,735
2.85%, 05/14/23 (a)	300,000	315,867
3.75%, 11/14/23 (a)	300,000	328,179
3.85%, 06/15/24 (a)	450,000	495,351
2.60%, 11/21/24 (a)	575,000	615,612
3.80%, 03/15/25 (a)	750,000	838,207
3.60%, 05/14/25 (a)	800,000	890,912

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.20%, 05/14/26 (a)	350,000	390,617
2.95%, 11/21/26 (a)	600,000	663,906
4.25%, 11/14/28 (a)	300,000	362,556
3.20%, 11/21/29 (a)	900,000	1,019,475
4.55%, 03/15/35 (a)	350,000	444,657
4.50%, 05/14/35 (a)	400,000	508,660
4.30%, 05/14/36 (a)	450,000	557,743
4.05%, 11/21/39 (a)	700,000	852,159
4.63%, 10/01/42 (a)	100,000	128,969
4.40%, 11/06/42	450,000	567,540
4.85%, 06/15/44 (a)	150,000	199,085
4.75%, 03/15/45 (a)	111,000	145,841
4.70%, 05/14/45 (a)	450,000	587,488
4.45%, 05/14/46 (a)	400,000	507,992
4.88%, 11/14/48 (a)	300,000	408,264
4.25%, 11/21/49 (a)	1,150,000	1,457,406
Adventist Health System
3.63%, 03/01/49 (a)	100,000	110,318
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	57,350
4.27%, 08/15/48 (a)	150,000	195,624
3.39%, 10/15/49 (a)	100,000	113,458
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	150,000	164,475
2.10%, 06/04/30 (a)	150,000	157,271
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	105,370
Allina Health System
3.89%, 04/15/49	100,000	118,090
Altria Group, Inc.
3.49%, 02/14/22	150,000	155,507
2.85%, 08/09/22	150,000	156,114
2.95%, 05/02/23	450,000	475,155
4.00%, 01/31/24	200,000	220,126
3.80%, 02/14/24 (a)	250,000	273,052
2.35%, 05/06/25 (a)	170,000	180,447
4.40%, 02/14/26 (a)	100,000	116,124
2.63%, 09/16/26 (a)	100,000	107,904
4.80%, 02/14/29 (a)	450,000	540,810
3.40%, 05/06/30 (a)	200,000	222,518
5.80%, 02/14/39 (a)	300,000	397,284
4.25%, 08/09/42	200,000	226,810
4.50%, 05/02/43	100,000	117,108
5.38%, 01/31/44	445,000	578,544
3.88%, 09/16/46 (a)	200,000	215,976
5.95%, 02/14/49 (a)	400,000	568,700
4.45%, 05/06/50 (a)	200,000	236,052
6.20%, 02/14/59 (a)	150,000	215,394
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	200,000	216,998
3.25%, 03/01/25 (a)	100,000	109,736
3.45%, 12/15/27 (a)	100,000	114,319
2.80%, 05/15/30 (a)	150,000	163,131
4.25%, 03/01/45 (a)	50,000	59,679
4.30%, 12/15/47 (a)	100,000	122,160
Amgen, Inc.
2.70%, 05/01/22 (a)	100,000	102,927
2.65%, 05/11/22 (a)	300,000	309,294
3.63%, 05/15/22 (a)	250,000	259,860
2.25%, 08/19/23 (a)	200,000	209,548
3.63%, 05/22/24 (a)	250,000	273,772
1.90%, 02/21/25 (a)	100,000	105,100
3.13%, 05/01/25 (a)	150,000	164,444
2.60%, 08/19/26 (a)	330,000	358,446
2.20%, 02/21/27 (a)	300,000	318,405
3.20%, 11/02/27 (a)	150,000	168,998
2.45%, 02/21/30 (a)	200,000	214,988
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.30%, 02/25/31 (a)	225,000	238,138
3.15%, 02/21/40 (a)	400,000	435,488
4.95%, 10/01/41	300,000	408,489
5.15%, 11/15/41 (a)	200,000	278,484
4.40%, 05/01/45 (a)	350,000	445,263
4.56%, 06/15/48 (a)	300,000	396,348
3.38%, 02/21/50 (a)	400,000	446,188
4.66%, 06/15/51 (a)	725,000	981,693
2.77%, 09/01/53 (a)(c)	269,000	270,340
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	750,000	847,897
4.70%, 02/01/36 (a)	1,055,000	1,345,937
4.90%, 02/01/46 (a)	1,800,000	2,355,048
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/23 (a)	449,000	474,355
3.65%, 02/01/26 (a)	350,000	395,633
4.70%, 02/01/36 (a)	150,000	188,456
4.00%, 01/17/43	100,000	117,437
4.63%, 02/01/44	150,000	189,174
4.90%, 02/01/46 (a)	200,000	262,614
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/25 (a)	300,000	340,902
4.00%, 04/13/28 (a)	450,000	527,490
4.75%, 01/23/29 (a)	700,000	860,755
3.50%, 06/01/30 (a)	300,000	347,577
4.90%, 01/23/31 (a)	250,000	318,585
4.38%, 04/15/38 (a)	250,000	308,225
8.20%, 01/15/39	250,000	431,275
5.45%, 01/23/39 (a)	300,000	409,746
8.00%, 11/15/39	150,000	255,463
4.35%, 06/01/40 (a)	200,000	249,840
4.95%, 01/15/42	200,000	261,560
3.75%, 07/15/42	100,000	114,563
4.60%, 04/15/48 (a)	400,000	509,036
4.44%, 10/06/48 (a)	400,000	499,968
5.55%, 01/23/49 (a)	800,000	1,152,792
4.50%, 06/01/50 (a)	400,000	502,956
4.75%, 04/15/58 (a)	150,000	198,695
5.80%, 01/23/59 (a)	300,000	458,928
4.60%, 06/01/60 (a)	400,000	520,424
Archer-Daniels-Midland Co.
2.75%, 03/27/25 (a)	200,000	216,814
2.50%, 08/11/26 (a)	200,000	217,692
3.25%, 03/27/30 (a)	200,000	232,382
3.75%, 09/15/47 (a)	200,000	254,914
4.50%, 03/15/49 (a)	100,000	144,999
Ascension Health
3.11%, 11/15/39 (a)	100,000	110,902
3.95%, 11/15/46	250,000	319,877
AstraZeneca PLC
2.38%, 06/12/22 (a)	100,000	102,881
3.50%, 08/17/23 (a)	100,000	107,993
3.38%, 11/16/25	450,000	506,457
0.70%, 04/08/26 (a)	300,000	299,037
3.13%, 06/12/27 (a)	100,000	112,655
4.00%, 01/17/29 (a)	250,000	299,525
1.38%, 08/06/30 (a)	250,000	247,785
6.45%, 09/15/37	430,000	668,465
4.00%, 09/18/42	250,000	316,275
4.38%, 11/16/45	100,000	134,320
4.38%, 08/17/48 (a)	150,000	205,479
2.13%, 08/06/50 (a)	250,000	237,063
Banner Health
2.34%, 01/01/30 (a)	150,000	157,133
BAT Capital Corp.
2.76%, 08/15/22 (a)	300,000	310,503
3.22%, 08/15/24 (a)	400,000	432,640

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.79%, 09/06/24 (a)	150,000	160,493
3.22%, 09/06/26 (a)	300,000	328,470
4.70%, 04/02/27 (a)	150,000	176,099
3.56%, 08/15/27 (a)	800,000	889,576
2.26%, 03/25/28 (a)	350,000	360,962
3.46%, 09/06/29 (a)	100,000	109,846
4.91%, 04/02/30 (a)	225,000	271,289
2.73%, 03/25/31 (a)	250,000	258,002
4.39%, 08/15/37 (a)	250,000	281,475
3.73%, 09/25/40 (a)	350,000	366,044
4.54%, 08/15/47 (a)	500,000	562,920
4.76%, 09/06/49 (a)	150,000	174,105
5.28%, 04/02/50 (a)	100,000	124,428
3.98%, 09/25/50 (a)	350,000	368,637
BAT International Finance PLC
1.67%, 03/25/26 (a)	350,000	357,220
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	170,034
5.25%, 06/23/45 (a)	99,000	137,627
Baxter International, Inc.
1.70%, 08/15/21 (a)	100,000	100,852
2.60%, 08/15/26 (a)	129,000	140,573
3.95%, 04/01/30 (a)(c)	125,000	149,721
3.50%, 08/15/46 (a)	85,000	97,674
BayCare Health System, Inc.
3.83%, 11/15/50 (a)	100,000	124,843
Baylor Scott & White Holdings
4.19%, 11/15/45 (a)	100,000	125,479
Becton Dickinson & Co.
2.89%, 06/06/22 (a)	350,000	361,847
3.36%, 06/06/24 (a)	500,000	541,010
3.73%, 12/15/24 (a)	252,000	278,498
3.70%, 06/06/27 (a)	298,000	342,700
2.82%, 05/20/30 (a)	200,000	219,340
4.69%, 12/15/44 (a)	150,000	194,802
4.67%, 06/06/47 (a)	200,000	263,368
3.79%, 05/20/50 (a)	200,000	237,304
Biogen, Inc.
3.63%, 09/15/22	150,000	158,612
4.05%, 09/15/25 (a)	250,000	286,077
2.25%, 05/01/30 (a)	300,000	310,932
5.20%, 09/15/45 (a)	350,000	470,830
3.15%, 05/01/50 (a)	300,000	303,234
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31 (a)	100,000	100,292
Boston Scientific Corp.
3.38%, 05/15/22	150,000	156,540
3.85%, 05/15/25	275,000	311,613
1.90%, 06/01/25 (a)	300,000	313,872
4.00%, 03/01/28 (a)	150,000	175,352
4.00%, 03/01/29 (a)	300,000	352,473
4.55%, 03/01/39 (a)	150,000	192,590
4.70%, 03/01/49 (a)	300,000	411,408
Bristol-Myers Squibb Co.
2.25%, 08/15/21	150,000	152,130
2.60%, 05/16/22	150,000	155,042
2.00%, 08/01/22	200,000	205,650
3.25%, 08/15/22	200,000	209,918
3.55%, 08/15/22	200,000	210,886
2.75%, 02/15/23 (a)	200,000	210,006
3.25%, 02/20/23 (a)	150,000	159,153
4.00%, 08/15/23	350,000	384,345
3.63%, 05/15/24 (a)	100,000	109,766
2.90%, 07/26/24 (a)	500,000	540,630
3.88%, 08/15/25 (a)	400,000	455,868
0.75%, 11/13/25 (a)	250,000	250,440
3.20%, 06/15/26 (a)	250,000	281,402
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 02/27/27	150,000	170,606
3.45%, 11/15/27 (a)	250,000	287,670
3.90%, 02/20/28 (a)	300,000	356,766
3.40%, 07/26/29 (a)	600,000	700,674
4.13%, 06/15/39 (a)	400,000	516,916
2.35%, 11/13/40 (a)	200,000	206,502
3.25%, 08/01/42	200,000	233,918
5.25%, 08/15/43	400,000	575,676
4.63%, 05/15/44 (a)	400,000	549,644
5.00%, 08/15/45 (a)	450,000	656,446
4.35%, 11/15/47 (a)	100,000	136,220
4.55%, 02/20/48 (a)	150,000	209,910
4.25%, 10/26/49 (a)	600,000	816,600
Brown-Forman Corp.
4.00%, 04/15/38 (a)	150,000	185,189
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (a)	100,000	103,784
1.63%, 08/17/25 (a)	200,000	204,354
3.75%, 09/25/27 (a)	250,000	279,922
Campbell Soup Co.
3.65%, 03/15/23 (a)	150,000	160,413
3.95%, 03/15/25 (a)	100,000	112,647
3.30%, 03/19/25 (a)	150,000	164,355
4.15%, 03/15/28 (a)	150,000	176,363
4.80%, 03/15/48 (a)	100,000	132,815
3.13%, 04/24/50 (a)	200,000	212,760
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	300,000	309,240
3.20%, 03/15/23	150,000	159,048
3.08%, 06/15/24 (a)	350,000	376,481
3.75%, 09/15/25 (a)	130,000	147,063
4.50%, 11/15/44 (a)	100,000	116,725
4.90%, 09/15/45 (a)	180,000	220,055
4.37%, 06/15/47 (a)	100,000	117,361
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	250,000	256,127
Children’s Health System of Texas
2.51%, 08/15/50 (a)	250,000	246,855
Children’s Hospital
2.93%, 07/15/50 (a)	100,000	98,357
Children’s Hospital Medical Center
4.27%, 05/15/44	100,000	125,593
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	110,397
3.95%, 08/01/47 (a)	100,000	124,245
Cigna Corp.
3.40%, 09/17/21	150,000	153,642
3.90%, 02/15/22	145,000	151,013
3.05%, 11/30/22 (a)	200,000	209,822
3.00%, 07/15/23 (a)	150,000	159,128
3.75%, 07/15/23 (a)	500,000	541,415
3.50%, 06/15/24 (a)	145,000	158,331
3.25%, 04/15/25 (a)	200,000	219,680
4.13%, 11/15/25 (a)	350,000	402,388
4.50%, 02/25/26 (a)	194,000	227,535
3.40%, 03/01/27 (a)	142,000	159,956
3.05%, 10/15/27 (a)	145,000	161,666
4.38%, 10/15/28 (a)	760,000	914,554
2.40%, 03/15/30 (a)	400,000	426,264
4.80%, 08/15/38 (a)	380,000	496,147
3.20%, 03/15/40 (a)	100,000	111,123
6.13%, 11/15/41	100,000	150,375
4.80%, 07/15/46 (a)	320,000	427,610
3.88%, 10/15/47 (a)	145,000	174,042
4.90%, 12/15/48 (a)	500,000	690,255
3.40%, 03/15/50 (a)	250,000	283,305

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
City of Hope
5.62%, 11/15/43	100,000	143,476
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	100,000	111,097
Coca-Cola Femsa S.A.B. de CV
2.75%, 01/22/30 (a)	200,000	216,906
1.85%, 09/01/32 (a)	250,000	253,107
5.25%, 11/26/43	150,000	208,704
Colgate-Palmolive Co.
2.25%, 11/15/22	100,000	103,951
1.95%, 02/01/23	100,000	103,812
2.10%, 05/01/23	150,000	156,861
3.25%, 03/15/24	100,000	109,288
4.00%, 08/15/45	100,000	137,273
3.70%, 08/01/47 (a)	100,000	134,760
CommonSpirit Health
2.95%, 11/01/22	100,000	103,882
2.76%, 10/01/24 (a)	100,000	106,161
1.55%, 10/01/25 (a)	325,000	330,512
3.35%, 10/01/29 (a)	150,000	162,932
4.35%, 11/01/42	150,000	173,714
4.19%, 10/01/49 (a)	350,000	390,155
Community Health Network, Inc.
3.10%, 05/01/50 (a)	250,000	250,637
Conagra Brands, Inc.
3.20%, 01/25/23 (a)	200,000	210,216
4.30%, 05/01/24 (a)	300,000	334,833
4.60%, 11/01/25 (a)	150,000	174,980
1.38%, 11/01/27 (a)	250,000	252,430
4.85%, 11/01/28 (a)	250,000	311,490
5.30%, 11/01/38 (a)	150,000	203,409
5.40%, 11/01/48 (a)	250,000	361,057
Constellation Brands, Inc.
3.20%, 02/15/23 (a)	400,000	422,328
4.40%, 11/15/25 (a)	100,000	116,423
4.75%, 12/01/25	100,000	118,363
3.70%, 12/06/26 (a)	250,000	286,017
3.50%, 05/09/27 (a)	100,000	113,346
3.15%, 08/01/29 (a)	50,000	55,670
2.88%, 05/01/30 (a)	400,000	439,232
4.50%, 05/09/47 (a)	150,000	192,963
5.25%, 11/15/48 (a)	150,000	213,375
3.75%, 05/01/50 (a)	200,000	236,370
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	111,676
CVS Health Corp.
3.50%, 07/20/22 (a)	300,000	313,635
2.75%, 12/01/22 (a)	250,000	260,220
3.70%, 03/09/23 (a)	1,050,000	1,123,195
3.38%, 08/12/24 (a)	380,000	415,082
2.63%, 08/15/24 (a)	150,000	160,557
4.10%, 03/25/25 (a)	800,000	907,520
3.88%, 07/20/25 (a)	500,000	565,270
2.88%, 06/01/26 (a)	200,000	219,156
3.00%, 08/15/26 (a)	200,000	220,270
3.63%, 04/01/27 (a)	150,000	170,790
1.30%, 08/21/27 (a)	400,000	400,496
4.30%, 03/25/28 (a)	1,750,000	2,059,505
3.25%, 08/15/29 (a)	300,000	334,929
3.75%, 04/01/30 (a)	300,000	348,345
1.75%, 08/21/30 (a)	400,000	399,404
4.88%, 07/20/35 (a)	350,000	453,019
4.78%, 03/25/38 (a)	750,000	953,100
4.13%, 04/01/40 (a)	300,000	359,235
2.70%, 08/21/40 (a)	400,000	405,116
5.30%, 12/05/43 (a)	250,000	338,972
5.13%, 07/20/45 (a)	500,000	674,110
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.05%, 03/25/48 (a)	1,550,000	2,094,499
4.25%, 04/01/50 (a)	200,000	251,708
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	55,816
4.38%, 09/15/45 (a)	100,000	134,202
2.60%, 10/01/50 (a)	250,000	263,555
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	250,000	276,237
DH Europe Finance II Sarl
2.05%, 11/15/22	100,000	103,259
2.20%, 11/15/24 (a)	100,000	106,183
2.60%, 11/15/29 (a)	100,000	110,460
3.25%, 11/15/39 (a)	250,000	288,892
3.40%, 11/15/49 (a)	250,000	300,105
Diageo Capital PLC
2.63%, 04/29/23 (a)	50,000	52,434
1.38%, 09/29/25 (a)	200,000	205,584
3.88%, 05/18/28 (a)	200,000	236,224
2.38%, 10/24/29 (a)	200,000	216,616
2.00%, 04/29/30 (a)	250,000	262,282
2.13%, 04/29/32 (a)	200,000	212,198
3.88%, 04/29/43 (a)	100,000	125,614
Diageo Investment Corp.
2.88%, 05/11/22	250,000	259,225
8.00%, 09/15/22	150,000	170,171
4.25%, 05/11/42	150,000	193,755
Dignity Health
4.50%, 11/01/42	50,000	57,547
5.27%, 11/01/64	100,000	124,125
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	100,000	124,866
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	119,294
Eli Lilly & Co.
2.35%, 05/15/22	100,000	103,102
2.75%, 06/01/25 (a)	100,000	109,252
3.10%, 05/15/27 (a)	100,000	112,602
3.38%, 03/15/29 (a)	150,000	174,672
3.88%, 03/15/39 (a)	100,000	125,572
3.70%, 03/01/45 (a)	100,000	122,138
3.95%, 05/15/47 (a)	100,000	128,484
3.95%, 03/15/49 (a)	200,000	264,188
2.25%, 05/15/50 (a)	650,000	636,616
4.15%, 03/15/59 (a)	200,000	276,308
2.50%, 09/15/60 (a)	250,000	253,165
Fomento Economico Mexicano S.A.B. de CV
4.38%, 05/10/43	200,000	249,444
3.50%, 01/16/50 (a)	500,000	551,075
General Mills, Inc.
2.60%, 10/12/22 (a)	500,000	519,880
4.00%, 04/17/25 (a)	300,000	339,849
4.20%, 04/17/28 (a)	275,000	328,559
2.88%, 04/15/30 (a)	150,000	165,629
4.55%, 04/17/38 (a)	250,000	325,087
4.70%, 04/17/48 (a)	150,000	212,207
Gilead Sciences, Inc.
4.40%, 12/01/21 (a)	724,000	745,633
1.95%, 03/01/22 (a)	100,000	101,856
3.25%, 09/01/22 (a)	400,000	418,248
2.50%, 09/01/23 (a)	200,000	210,538
3.65%, 03/01/26 (a)	450,000	510,556
2.95%, 03/01/27 (a)	200,000	221,312
4.00%, 09/01/36 (a)	100,000	121,910
5.65%, 12/01/41 (a)	674,000	969,495
4.80%, 04/01/44 (a)	300,000	396,225
4.50%, 02/01/45 (a)	200,000	256,014

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.75%, 03/01/46 (a)	470,000	620,978
4.15%, 03/01/47 (a)	150,000	184,625
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	150,000	155,481
2.88%, 06/01/22 (a)	300,000	310,995
0.53%, 10/01/23 (a)	650,000	652,327
3.00%, 06/01/24 (a)	300,000	324,687
3.38%, 06/01/29 (a)	200,000	231,494
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	250,000	264,060
3.38%, 05/15/23	200,000	214,744
3.63%, 05/15/25	300,000	339,000
3.88%, 05/15/28	400,000	476,076
6.38%, 05/15/38	413,000	657,831
4.20%, 03/18/43	100,000	130,082
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	250,000	252,830
2.88%, 09/01/50 (a)	100,000	102,082
4.50%, 07/01/57 (a)	50,000	65,766
Hartford HealthCare Corp.
3.45%, 07/01/54	75,000	74,686
Hasbro, Inc.
2.60%, 11/19/22	150,000	155,175
3.00%, 11/19/24 (a)	100,000	107,785
3.55%, 11/19/26 (a)	150,000	165,573
3.90%, 11/19/29 (a)	100,000	112,035
5.10%, 05/15/44 (a)	150,000	169,163
HCA, Inc.
4.75%, 05/01/23	150,000	163,907
5.00%, 03/15/24	600,000	674,886
5.25%, 04/15/25	300,000	350,325
5.25%, 06/15/26 (a)	350,000	413,591
4.50%, 02/15/27 (a)	200,000	230,008
4.13%, 06/15/29 (a)	350,000	404,785
5.13%, 06/15/39 (a)	150,000	193,290
5.50%, 06/15/47 (a)	450,000	601,263
5.25%, 06/15/49 (a)	350,000	463,785
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	69,161
Ingredion, Inc.
2.90%, 06/01/30 (a)	250,000	274,315
3.90%, 06/01/50 (a)	100,000	118,519
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	250,000	284,772
Johnson & Johnson
2.45%, 12/05/21	100,000	102,219
2.25%, 03/03/22 (a)	150,000	153,617
2.05%, 03/01/23 (a)	300,000	310,974
3.38%, 12/05/23	400,000	437,068
2.63%, 01/15/25 (a)	100,000	108,519
0.55%, 09/01/25 (a)	500,000	501,560
2.45%, 03/01/26 (a)	100,000	108,922
2.95%, 03/03/27 (a)	100,000	112,439
0.95%, 09/01/27 (a)	400,000	401,952
2.90%, 01/15/28 (a)	200,000	225,734
1.30%, 09/01/30 (a)	400,000	402,876
4.38%, 12/05/33 (a)	150,000	199,950
3.55%, 03/01/36 (a)	100,000	122,943
3.63%, 03/03/37 (a)	950,000	1,172,300
3.40%, 01/15/38 (a)	150,000	181,394
2.10%, 09/01/40 (a)	350,000	357,315
4.50%, 09/01/40	150,000	207,071
3.70%, 03/01/46 (a)	530,000	681,394
3.75%, 03/03/47 (a)	200,000	261,482
3.50%, 01/15/48 (a)	150,000	189,470
2.25%, 09/01/50 (a)	350,000	356,748
2.45%, 09/01/60 (a)	350,000	368,179
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	400,000	446,780
4.15%, 05/01/47 (a)	250,000	327,425
3.27%, 11/01/49 (a)	150,000	170,513
Kellogg Co.
2.65%, 12/01/23	300,000	318,393
3.40%, 11/15/27 (a)	100,000	113,682
4.30%, 05/15/28 (a)	100,000	119,613
2.10%, 06/01/30 (a)	250,000	261,637
7.45%, 04/01/31	100,000	149,777
4.50%, 04/01/46	100,000	128,796
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	350,000	379,942
4.42%, 05/25/25 (a)	250,000	288,527
2.55%, 09/15/26 (a)	100,000	109,092
4.60%, 05/25/28 (a)	550,000	668,217
4.99%, 05/25/38 (a)	200,000	267,178
4.50%, 11/15/45 (a)	250,000	322,285
3.80%, 05/01/50 (a)	150,000	179,954
Kimberly-Clark Corp.
2.75%, 02/15/26	250,000	275,505
1.05%, 09/15/27 (a)	250,000	252,747
3.95%, 11/01/28 (a)	200,000	241,780
3.20%, 04/25/29 (a)	100,000	115,800
3.10%, 03/26/30 (a)	250,000	289,192
3.20%, 07/30/46 (a)	200,000	238,530
2.88%, 02/07/50 (a)	100,000	113,859
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	38,000	56,160
Koninklijke Philips N.V.
5.00%, 03/15/42	195,000	266,540
Laboratory Corp. of America Holdings
3.20%, 02/01/22	100,000	103,244
4.00%, 11/01/23 (a)	200,000	217,802
3.25%, 09/01/24 (a)	100,000	108,896
2.30%, 12/01/24 (a)	100,000	106,235
3.60%, 02/01/25 (a)	150,000	166,005
3.60%, 09/01/27 (a)	150,000	171,857
2.95%, 12/01/29 (a)	100,000	110,631
4.70%, 02/01/45 (a)	150,000	198,344
Mayo Clinic
4.00%, 11/15/47	150,000	186,459
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	162,756
3.40%, 08/15/27 (a)	150,000	169,353
4.20%, 08/15/47 (a)	150,000	191,978
McKesson Corp.
2.70%, 12/15/22 (a)	100,000	103,973
2.85%, 03/15/23 (a)	100,000	104,654
3.80%, 03/15/24 (a)	100,000	109,640
3.95%, 02/16/28 (a)	100,000	116,499
4.75%, 05/30/29 (a)	100,000	123,005
4.88%, 03/15/44 (a)	100,000	123,800
McLaren Health Care Corp.
4.39%, 05/15/48 (a)	200,000	257,756
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	150,000	172,836
5.90%, 11/01/39	150,000	224,741
Medtronic, Inc.
3.50%, 03/15/25	350,000	392,847
4.38%, 03/15/35	400,000	549,676
4.63%, 03/15/45	475,000	676,281
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	138,993
4.20%, 07/01/55	100,000	133,254

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Merck & Co., Inc.
2.35%, 02/10/22	450,000	461,110
2.40%, 09/15/22 (a)	150,000	155,006
2.80%, 05/18/23	250,000	265,405
2.90%, 03/07/24 (a)	150,000	161,429
2.75%, 02/10/25 (a)	480,000	520,555
0.75%, 02/24/26 (a)	250,000	250,400
3.40%, 03/07/29 (a)	250,000	292,330
1.45%, 06/24/30 (a)	250,000	254,487
3.90%, 03/07/39 (a)	200,000	254,088
2.35%, 06/24/40 (a)	250,000	261,957
3.60%, 09/15/42 (a)	100,000	124,482
4.15%, 05/18/43	200,000	263,584
3.70%, 02/10/45 (a)	550,000	688,209
4.00%, 03/07/49 (a)	300,000	398,763
2.45%, 06/24/50 (a)	250,000	261,207
Molson Coors Beverage Co.
2.10%, 07/15/21 (a)	168,000	169,551
3.50%, 05/01/22	195,000	203,822
3.00%, 07/15/26 (a)	350,000	381,493
5.00%, 05/01/42	250,000	313,772
4.20%, 07/15/46 (a)	330,000	383,193
Mondelez International, Inc.
0.63%, 07/01/22	200,000	200,882
2.13%, 04/13/23 (a)	100,000	103,828
3.63%, 05/07/23 (a)	250,000	269,340
1.50%, 05/04/25 (a)	175,000	181,188
3.63%, 02/13/26 (a)	200,000	227,724
2.75%, 04/13/30 (a)	300,000	329,244
1.50%, 02/04/31 (a)	250,000	248,260
1.88%, 10/15/32 (a)	250,000	255,110
2.63%, 09/04/50 (a)	400,000	407,068
Montefiore Obligated Group
4.29%, 09/01/50	100,000	107,168
Mount Sinai Hospitals Group, Inc.
3.74%, 07/01/49 (a)	100,000	109,355
3.39%, 07/01/50 (a)	250,000	258,087
MultiCare Health System
2.80%, 08/15/50 (a)	100,000	101,057
Mylan, Inc.
4.20%, 11/29/23 (a)	230,000	251,650
4.55%, 04/15/28 (a)	400,000	475,032
5.40%, 11/29/43 (a)	100,000	133,577
5.20%, 04/15/48 (a)	100,000	132,699
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	45,000	51,131
4.26%, 11/01/47 (a)	150,000	175,760
3.81%, 11/01/49 (a)	100,000	111,740
Novartis Capital Corp.
2.40%, 09/21/22	200,000	207,912
3.40%, 05/06/24	350,000	384,429
1.75%, 02/14/25 (a)	150,000	157,311
3.00%, 11/20/25 (a)	250,000	277,547
2.00%, 02/14/27 (a)	200,000	212,708
3.10%, 05/17/27 (a)	550,000	619,250
2.20%, 08/14/30 (a)	250,000	270,355
3.70%, 09/21/42	100,000	125,176
4.40%, 05/06/44	350,000	485,355
4.00%, 11/20/45 (a)	100,000	131,648
2.75%, 08/14/50 (a)	200,000	220,252
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
2.67%, 10/01/50 (a)	250,000	241,623
NYU Langone Hospitals
4.78%, 07/01/44	100,000	124,107
4.37%, 07/01/47 (a)	100,000	119,113
3.38%, 07/01/55 (a)	200,000	208,392
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	50,000	59,564
3.33%, 10/01/50 (a)	250,000	265,727
Partners Healthcare System, Inc.
3.77%, 07/01/48 (a)	100,000	113,140
4.12%, 07/01/55	100,000	124,432
3.34%, 07/01/60 (a)	100,000	111,939
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	200,000	204,272
4.79%, 11/15/48 (a)	100,000	130,034
3.22%, 11/15/50 (a)	250,000	264,240
PepsiCo, Inc.
3.00%, 08/25/21	250,000	255,085
1.70%, 10/06/21 (a)	750,000	758,722
2.75%, 03/05/22	250,000	257,800
2.75%, 03/01/23	200,000	210,932
0.75%, 05/01/23	150,000	151,913
0.40%, 10/07/23	250,000	250,900
3.60%, 03/01/24 (a)	300,000	328,197
2.25%, 03/19/25 (a)	200,000	213,916
2.75%, 04/30/25 (a)	150,000	163,556
3.50%, 07/17/25 (a)	150,000	168,680
2.38%, 10/06/26 (a)	250,000	272,745
2.63%, 03/19/27 (a)	150,000	165,339
3.00%, 10/15/27 (a)	250,000	282,030
2.63%, 07/29/29 (a)	100,000	110,774
2.75%, 03/19/30 (a)	350,000	392,770
1.63%, 05/01/30 (a)	200,000	206,310
1.40%, 02/25/31 (a)	300,000	303,507
3.50%, 03/19/40 (a)	350,000	427,245
3.60%, 08/13/42	150,000	185,985
4.60%, 07/17/45 (a)	300,000	423,324
4.45%, 04/14/46 (a)	300,000	419,016
3.45%, 10/06/46 (a)	200,000	243,690
4.00%, 05/02/47 (a)	100,000	131,835
3.38%, 07/29/49 (a)	150,000	182,348
2.88%, 10/15/49 (a)	150,000	169,347
3.63%, 03/19/50 (a)	300,000	380,253
3.88%, 03/19/60 (a)	200,000	269,036
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	150,000	168,209
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	91,000	99,184
4.38%, 03/15/26 (a)	200,000	223,798
3.15%, 06/15/30 (a)	250,000	266,017
Pfizer, Inc.
2.20%, 12/15/21	300,000	306,057
2.80%, 03/11/22	100,000	103,237
3.00%, 06/15/23	500,000	533,950
2.95%, 03/15/24 (a)	250,000	269,465
0.80%, 05/28/25 (a)	250,000	252,575
2.75%, 06/03/26	200,000	221,460
3.00%, 12/15/26	250,000	282,710
3.60%, 09/15/28 (a)	200,000	236,526
3.45%, 03/15/29 (a)	300,000	351,831
2.63%, 04/01/30 (a)	300,000	333,879
1.70%, 05/28/30 (a)	200,000	206,750
4.00%, 12/15/36	150,000	191,478
4.10%, 09/15/38 (a)	150,000	191,894
3.90%, 03/15/39 (a)	200,000	249,710
7.20%, 03/15/39	260,000	447,127
2.55%, 05/28/40 (a)	200,000	212,930
4.30%, 06/15/43	100,000	132,491
4.40%, 05/15/44	180,000	243,094
4.13%, 12/15/46	250,000	330,150
4.20%, 09/15/48 (a)	250,000	335,837

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 03/15/49 (a)	350,000	459,641
2.70%, 05/28/50 (a)	250,000	268,020
Philip Morris International, Inc.
2.90%, 11/15/21	230,000	235,787
2.38%, 08/17/22 (a)	250,000	258,340
2.50%, 08/22/22	400,000	415,120
1.13%, 05/01/23	200,000	203,752
3.60%, 11/15/23	100,000	109,447
2.88%, 05/01/24 (a)	150,000	161,295
3.25%, 11/10/24	230,000	253,156
1.50%, 05/01/25 (a)	175,000	180,968
3.38%, 08/11/25 (a)	330,000	368,009
0.88%, 05/01/26 (a)	250,000	249,792
3.13%, 03/02/28 (a)	150,000	167,909
3.38%, 08/15/29 (a)	150,000	171,935
2.10%, 05/01/30 (a)	200,000	208,024
6.38%, 05/16/38	100,000	153,590
4.38%, 11/15/41	200,000	252,070
4.50%, 03/20/42	250,000	320,527
3.88%, 08/21/42	100,000	118,473
4.13%, 03/04/43	150,000	183,590
4.88%, 11/15/43	100,000	134,773
4.25%, 11/10/44	200,000	251,206
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	214,084
3.93%, 10/01/48 (a)	100,000	120,515
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	166,967
3.45%, 06/01/26 (a)	150,000	169,776
4.20%, 06/30/29 (a)	100,000	119,084
2.95%, 06/30/30 (a)	150,000	167,100
2.80%, 06/30/31 (a)	200,000	220,484
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	300,000	296,064
2.80%, 09/15/50 (a)	250,000	246,273
Reynolds American, Inc.
4.85%, 09/15/23	150,000	168,056
4.45%, 06/12/25 (a)	495,000	565,023
5.70%, 08/15/35 (a)	150,000	191,478
7.25%, 06/15/37	250,000	344,257
6.15%, 09/15/43	100,000	131,888
5.85%, 08/15/45 (a)	350,000	448,035
Royalty Pharma PLC
0.75%, 09/02/23 (c)	350,000	351,753
1.20%, 09/02/25 (a)(c)	350,000	353,230
1.75%, 09/02/27 (a)(c)	300,000	306,057
2.20%, 09/02/30 (a)(c)	300,000	304,377
3.30%, 09/02/40 (a)(c)	300,000	315,573
3.55%, 09/02/50 (a)(c)	300,000	310,632
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	40,000	46,300
Sanofi
3.38%, 06/19/23 (a)	150,000	161,304
3.63%, 06/19/28 (a)	250,000	294,212
Sharp HealthCare
2.68%, 08/01/50 (a)	250,000	258,715
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	136,000	138,037
2.88%, 09/23/23 (a)	525,000	557,125
3.20%, 09/23/26 (a)	635,000	709,974
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	254,965
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	50,000	57,473
Stanford Health Care
3.80%, 11/15/48 (a)	100,000	125,161
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Stryker Corp.
1.15%, 06/15/25 (a)	200,000	203,508
3.38%, 11/01/25 (a)	150,000	167,637
3.50%, 03/15/26 (a)	150,000	169,299
3.65%, 03/07/28 (a)	150,000	173,522
1.95%, 06/15/30 (a)	150,000	155,448
4.38%, 05/15/44 (a)	100,000	127,125
4.63%, 03/15/46 (a)	250,000	335,877
2.90%, 06/15/50 (a)	200,000	213,726
Sutter Health
1.32%, 08/15/25 (a)	300,000	304,965
4.09%, 08/15/48 (a)	65,000	77,178
Sysco Corp.
2.50%, 07/15/21 (a)	150,000	151,697
2.60%, 06/12/22	100,000	103,558
3.55%, 03/15/25 (a)	100,000	111,054
5.65%, 04/01/25 (a)	100,000	119,351
3.75%, 10/01/25 (a)	100,000	112,303
3.30%, 07/15/26 (a)	150,000	166,170
3.25%, 07/15/27 (a)	150,000	166,541
2.40%, 02/15/30 (a)	200,000	209,740
5.95%, 04/01/30 (a)	150,000	198,573
6.60%, 04/01/40 (a)	150,000	221,723
4.85%, 10/01/45 (a)	100,000	126,845
4.50%, 04/01/46 (a)	150,000	181,772
4.45%, 03/15/48 (a)	100,000	121,051
3.30%, 02/15/50 (a)	100,000	106,254
6.60%, 04/01/50 (a)	250,000	387,882
Takeda Pharmaceutical Co., Ltd.
4.00%, 11/26/21 (a)	150,000	154,908
4.40%, 11/26/23 (a)	200,000	222,156
5.00%, 11/26/28 (a)	250,000	310,937
2.05%, 03/31/30 (a)	500,000	511,250
3.03%, 07/09/40 (a)	200,000	212,472
3.18%, 07/09/50 (a)	450,000	482,827
3.38%, 07/09/60 (a)	200,000	221,774
Texas Health Resources
2.33%, 11/15/50 (a)	250,000	235,850
The Children’s Hospital Corp.
4.12%, 01/01/47 (a)	100,000	127,284
2.59%, 02/01/50 (a)	80,000	81,008
The Children’s Hospital of Philadelphia
2.70%, 07/01/50 (a)	250,000	258,562
The Cleveland Clinic Foundation
4.86%, 01/01/14	100,000	141,295
The Clorox Co.
3.50%, 12/15/24 (a)	250,000	276,887
3.10%, 10/01/27 (a)	150,000	168,302
3.90%, 05/15/28 (a)	100,000	118,241
The Coca-Cola Co.
3.20%, 11/01/23	250,000	271,432
1.75%, 09/06/24	200,000	209,470
2.95%, 03/25/25	150,000	165,128
2.88%, 10/27/25	100,000	111,065
2.25%, 09/01/26	562,000	611,849
3.38%, 03/25/27	300,000	344,694
1.45%, 06/01/27	200,000	206,426
1.00%, 03/15/28	350,000	350,301
2.13%, 09/06/29	150,000	161,028
3.45%, 03/25/30	200,000	236,166
1.65%, 06/01/30	300,000	310,026
1.38%, 03/15/31	350,000	351,585
2.50%, 06/01/40	200,000	216,118
4.20%, 03/25/50	150,000	204,362
2.60%, 06/01/50	350,000	372,337
2.50%, 03/15/51	300,000	312,474
2.75%, 06/01/60	200,000	217,952

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	200,000	211,650
2.38%, 12/01/29 (a)	100,000	108,780
2.60%, 04/15/30 (a)	150,000	166,211
6.00%, 05/15/37	90,000	135,898
4.15%, 03/15/47 (a)	100,000	132,670
3.13%, 12/01/49 (a)	150,000	175,062
The Hershey Co.
3.38%, 05/15/23 (a)	100,000	107,334
2.05%, 11/15/24 (a)	100,000	105,703
0.90%, 06/01/25 (a)	150,000	152,037
2.45%, 11/15/29 (a)	100,000	110,019
3.13%, 11/15/49 (a)	100,000	114,530
2.65%, 06/01/50 (a)	200,000	212,212
The JM Smucker Co.
3.50%, 03/15/25	487,000	542,815
2.38%, 03/15/30 (a)	100,000	105,277
4.38%, 03/15/45	100,000	124,829
3.55%, 03/15/50 (a)	100,000	114,138
The Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	188,681
The Kroger Co.
2.95%, 11/01/21 (a)	250,000	255,487
2.80%, 08/01/22 (a)	150,000	155,726
2.65%, 10/15/26 (a)	150,000	163,881
4.50%, 01/15/29 (a)	200,000	246,592
2.20%, 05/01/30 (a)	400,000	422,284
5.40%, 07/15/40 (a)	200,000	269,692
5.00%, 04/15/42 (a)	100,000	132,976
3.88%, 10/15/46 (a)	100,000	119,084
4.45%, 02/01/47 (a)	350,000	450,212
4.65%, 01/15/48 (a)	150,000	198,300
3.95%, 01/15/50 (a)	150,000	183,461
The Methodist Hospital
2.71%, 12/01/50 (a)	250,000	253,660
The New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	250,000	243,310
4.02%, 08/01/45	150,000	188,621
2.61%, 08/01/60 (a)	250,000	246,438
3.95%, 08/01/19 (a)	100,000	112,932
The Procter & Gamble Co.
1.70%, 11/03/21	250,000	253,475
2.15%, 08/11/22	150,000	154,919
3.10%, 08/15/23	150,000	161,588
0.55%, 10/29/25	325,000	327,054
2.70%, 02/02/26	150,000	166,248
2.45%, 11/03/26	241,000	265,702
2.80%, 03/25/27	100,000	111,623
2.85%, 08/11/27	150,000	168,701
3.00%, 03/25/30	200,000	232,336
3.55%, 03/25/40	300,000	379,383
3.50%, 10/25/47	200,000	262,232
3.60%, 03/25/50	175,000	237,886
The Toledo Hospital
5.33%, 11/15/28	150,000	173,759
6.02%, 11/15/48	50,000	59,900
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23 (a)	200,000	211,334
4.15%, 02/01/24 (a)	283,000	312,840
4.13%, 03/25/25 (a)	150,000	170,747
2.95%, 09/19/26 (a)	150,000	166,875
3.20%, 08/15/27 (a)	100,000	112,940
2.60%, 10/01/29 (a)	150,000	165,518
4.50%, 03/25/30 (a)	250,000	314,545
5.30%, 02/01/44 (a)	145,000	211,288
4.10%, 08/15/47 (a)	150,000	199,652
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Trinity Health Corp.
4.13%, 12/01/45	100,000	120,265
Tyson Foods, Inc.
4.50%, 06/15/22 (a)	250,000	263,195
3.90%, 09/28/23 (a)	150,000	164,216
3.95%, 08/15/24 (a)	300,000	335,046
4.00%, 03/01/26 (a)	100,000	115,667
3.55%, 06/02/27 (a)	250,000	286,385
4.35%, 03/01/29 (a)	150,000	182,796
4.88%, 08/15/34 (a)	150,000	199,035
5.15%, 08/15/44 (a)	150,000	208,898
4.55%, 06/02/47 (a)	100,000	133,173
5.10%, 09/28/48 (a)	200,000	288,572
Unilever Capital Corp.
3.00%, 03/07/22	250,000	258,767
2.20%, 05/05/22 (a)	200,000	205,196
0.38%, 09/14/23	250,000	250,662
2.60%, 05/05/24 (a)	200,000	213,264
3.38%, 03/22/25 (a)	100,000	111,237
2.00%, 07/28/26	500,000	534,025
2.90%, 05/05/27 (a)	250,000	279,227
3.50%, 03/22/28 (a)	250,000	290,955
2.13%, 09/06/29 (a)	150,000	160,938
1.38%, 09/14/30 (a)	250,000	252,367
Universal Health Services, Inc.
2.65%, 10/15/30 (a)(c)	225,000	232,061
Upjohn, Inc.
1.65%, 06/22/25 (a)(c)	150,000	154,617
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	300,000	342,651
5.25%, 06/15/46 (a)	200,000	264,476
Viatris, Inc.
2.70%, 06/22/30 (a)(c)	300,000	318,228
3.85%, 06/22/40 (a)(c)	300,000	339,501
4.00%, 06/22/50 (a)(c)	400,000	457,216
Whirlpool Corp.
4.85%, 06/15/21	150,000	153,548
3.70%, 05/01/25	100,000	111,791
4.75%, 02/26/29 (a)	100,000	122,832
4.50%, 06/01/46 (a)	100,000	125,783
4.60%, 05/15/50 (a)	200,000	265,028
Wyeth LLC
6.50%, 02/01/34	150,000	234,228
6.00%, 02/15/36	100,000	148,495
5.95%, 04/01/37	500,000	756,750
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	250,000	246,587
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22 (a)	150,000	154,782
3.70%, 03/19/23 (a)	250,000	266,942
3.55%, 04/01/25 (a)	350,000	385,598
3.05%, 01/15/26 (a)	100,000	109,973
3.55%, 03/20/30 (a)	100,000	113,490
4.45%, 08/15/45 (a)	150,000	174,285
Zoetis, Inc.
3.25%, 02/01/23 (a)	70,000	73,812
3.00%, 09/12/27 (a)	200,000	224,246
3.90%, 08/20/28 (a)	200,000	237,038
2.00%, 05/15/30 (a)	250,000	260,170
4.70%, 02/01/43 (a)	195,000	266,900
4.45%, 08/20/48 (a)	100,000	134,255
3.00%, 05/15/50 (a)	200,000	220,268
		222,165,095

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Energy 2.1%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	200,000	208,944
3.34%, 12/15/27 (a)	200,000	220,754
3.14%, 11/07/29 (a)	100,000	108,876
4.49%, 05/01/30 (a)	200,000	239,628
4.08%, 12/15/47 (a)	300,000	346,728
Baker Hughes Holdings LLC
5.13%, 09/15/40	150,000	194,274
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	350,000	387,019
4.80%, 05/03/29 (a)	100,000	112,897
3.40%, 02/15/31 (a)	250,000	254,115
BP Capital Markets America, Inc.
2.11%, 09/16/21 (a)	500,000	506,470
2.52%, 09/19/22 (a)	150,000	155,489
2.94%, 04/06/23	200,000	211,580
2.75%, 05/10/23	300,000	316,890
3.22%, 11/28/23 (a)	250,000	268,640
3.79%, 02/06/24 (a)	150,000	163,839
3.19%, 04/06/25 (a)	250,000	275,062
3.41%, 02/11/26 (a)	150,000	168,135
3.12%, 05/04/26 (a)	200,000	221,358
3.02%, 01/16/27 (a)	100,000	109,782
3.59%, 04/14/27 (a)	200,000	226,142
3.94%, 09/21/28 (a)	150,000	175,809
4.23%, 11/06/28 (a)	250,000	297,970
3.63%, 04/06/30 (a)	300,000	350,520
1.75%, 08/10/30 (a)	350,000	353,510
3.00%, 02/24/50 (a)	400,000	416,528
2.77%, 11/10/50 (a)	500,000	498,685
BP Capital Markets PLC
3.06%, 03/17/22	250,000	258,812
2.50%, 11/06/22	150,000	156,317
3.81%, 02/10/24	250,000	274,505
3.54%, 11/04/24	200,000	221,140
3.51%, 03/17/25	100,000	111,511
3.28%, 09/19/27 (a)	650,000	727,876
3.72%, 11/28/28 (a)	150,000	173,769
Burlington Resources LLC
5.95%, 10/15/36	100,000	138,829
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	250,000	260,602
3.80%, 04/15/24 (a)	100,000	107,845
3.90%, 02/01/25 (a)	130,000	142,123
2.05%, 07/15/25 (a)	250,000	258,617
3.85%, 06/01/27 (a)	100,000	110,430
6.45%, 06/30/33	295,000	371,694
6.25%, 03/15/38	330,000	423,994
4.95%, 06/01/47 (a)	100,000	122,341
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	200,000	230,980
5.88%, 03/31/25 (a)	300,000	344,253
5.13%, 06/30/27 (a)	300,000	348,909
3.70%, 11/15/29 (a)	200,000	219,038
Chevron Corp.
2.41%, 03/03/22 (a)	150,000	153,461
2.36%, 12/05/22 (a)	600,000	622,320
1.14%, 05/11/23	250,000	255,060
3.19%, 06/24/23 (a)	750,000	799,912
1.55%, 05/11/25 (a)	450,000	467,869
2.95%, 05/16/26 (a)	500,000	554,420
2.24%, 05/11/30 (a)	200,000	214,842
2.98%, 05/11/40 (a)	200,000	222,574
3.08%, 05/11/50 (a)	200,000	223,490
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Chevron USA, Inc.
0.33%, 08/12/22	200,000	200,288
0.43%, 08/11/23	200,000	200,542
0.69%, 08/12/25 (a)	100,000	100,219
1.02%, 08/12/27 (a)	250,000	250,437
2.34%, 08/12/50 (a)	250,000	241,690
Cimarex Energy Co.
4.38%, 06/01/24 (a)	180,000	194,431
4.38%, 03/15/29 (a)	100,000	112,542
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	200,000	230,474
5.80%, 06/01/45 (a)	100,000	135,495
Concho Resources, Inc.
3.75%, 10/01/27 (a)	150,000	170,945
4.30%, 08/15/28 (a)	200,000	237,654
2.40%, 02/15/31 (a)	250,000	261,797
4.88%, 10/01/47 (a)	100,000	133,502
4.85%, 08/15/48 (a)	100,000	134,149
Conoco Funding Co.
7.25%, 10/15/31	150,000	221,728
ConocoPhillips Co.
3.35%, 11/15/24 (a)	100,000	109,526
4.95%, 03/15/26 (a)	450,000	540,949
6.95%, 04/15/29	400,000	557,740
6.50%, 02/01/39	800,000	1,220,136
4.30%, 11/15/44 (a)	150,000	189,881
5.95%, 03/15/46 (a)	100,000	152,712
Devon Energy Corp.
5.85%, 12/15/25 (a)	150,000	173,426
7.95%, 04/15/32	100,000	132,678
5.60%, 07/15/41 (a)	400,000	467,836
4.75%, 05/15/42 (a)	100,000	108,636
5.00%, 06/15/45 (a)	100,000	113,608
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	100,000	104,357
4.75%, 05/31/25 (a)	150,000	167,498
5.38%, 05/31/25 (a)	150,000	156,126
3.25%, 12/01/26 (a)	200,000	211,814
3.50%, 12/01/29 (a)	150,000	157,398
Dominion Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	100,000	106,829
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (a)	200,000	215,934
3.00%, 11/15/29 (a)	200,000	222,226
4.80%, 11/01/43 (a)	100,000	129,772
3.90%, 11/15/49 (a)	100,000	118,942
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	300,000	296,019
4.15%, 09/15/29 (a)	150,000	139,572
5.00%, 05/15/44 (a)	75,000	65,225
Enbridge Energy Partners LP
4.20%, 09/15/21 (a)	145,000	147,945
5.50%, 09/15/40 (a)	180,000	220,883
7.38%, 10/15/45 (a)	100,000	150,868
Enbridge, Inc.
4.00%, 10/01/23 (a)	250,000	271,225
3.70%, 07/15/27 (a)	550,000	620,042
3.13%, 11/15/29 (a)	250,000	271,845
4.50%, 06/10/44 (a)	200,000	230,918
5.50%, 12/01/46 (a)	100,000	134,317
4.00%, 11/15/49 (a)	100,000	112,542
Energy Transfer Operating LP
4.65%, 06/01/21 (a)	250,000	252,472
5.20%, 02/01/22 (a)	200,000	207,558
3.60%, 02/01/23 (a)	150,000	155,894
5.88%, 01/15/24 (a)	250,000	277,120

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.05%, 03/15/25 (a)	150,000	161,426
2.90%, 05/15/25 (a)	250,000	259,682
4.75%, 01/15/26 (a)	150,000	166,088
4.20%, 04/15/27 (a)	100,000	108,325
5.50%, 06/01/27 (a)	150,000	172,943
4.95%, 06/15/28 (a)	150,000	167,751
5.25%, 04/15/29 (a)	150,000	169,898
3.75%, 05/15/30 (a)	300,000	311,124
4.90%, 03/15/35 (a)	230,000	242,887
5.80%, 06/15/38 (a)	150,000	165,558
7.50%, 07/01/38	150,000	187,215
6.05%, 06/01/41 (a)	100,000	112,045
6.50%, 02/01/42 (a)	225,000	261,452
5.95%, 10/01/43 (a)	200,000	221,054
5.15%, 03/15/45 (a)	250,000	259,532
6.13%, 12/15/45 (a)	265,000	300,158
5.30%, 04/15/47 (a)	100,000	105,659
6.00%, 06/15/48 (a)	150,000	169,133
6.25%, 04/15/49 (a)	250,000	293,155
5.00%, 05/15/50 (a)	350,000	368,725
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (a)	200,000	209,406
5.00%, 10/01/22 (a)	100,000	105,988
4.50%, 11/01/23 (a)	150,000	161,207
1.75%, 01/22/26 (a)	300,000	313,635
Enterprise Products Operating LLC
3.50%, 02/01/22	200,000	207,298
3.35%, 03/15/23 (a)	150,000	158,793
3.90%, 02/15/24 (a)	195,000	214,075
3.75%, 02/15/25 (a)	230,000	256,629
3.70%, 02/15/26 (a)	250,000	282,677
3.95%, 02/15/27 (a)	150,000	173,177
4.15%, 10/16/28 (a)	250,000	296,050
3.13%, 07/31/29 (a)	200,000	222,352
2.80%, 01/31/30 (a)	350,000	379,043
7.55%, 04/15/38	100,000	149,469
6.13%, 10/15/39	350,000	480,812
5.95%, 02/01/41	100,000	136,206
4.85%, 08/15/42 (a)	100,000	123,270
4.45%, 02/15/43 (a)	200,000	236,642
4.85%, 03/15/44 (a)	300,000	369,636
5.10%, 02/15/45 (a)	300,000	383,922
4.90%, 05/15/46 (a)	500,000	624,020
4.25%, 02/15/48 (a)	200,000	233,684
4.80%, 02/01/49 (a)	150,000	189,495
4.20%, 01/31/50 (a)	250,000	291,820
3.70%, 01/31/51 (a)	200,000	218,456
3.20%, 02/15/52 (a)	250,000	253,112
3.95%, 01/31/60 (a)	150,000	163,046
4.88%, 08/16/77 (a)(b)	100,000	92,684
5.25%, 08/16/77 (a)(b)	100,000	98,709
5.38%, 02/15/78 (a)(b)	100,000	95,459
EOG Resources, Inc.
2.63%, 03/15/23 (a)	110,000	114,904
3.15%, 04/01/25 (a)	100,000	109,774
4.15%, 01/15/26 (a)	100,000	115,975
4.38%, 04/15/30 (a)	150,000	182,817
3.90%, 04/01/35 (a)	174,000	204,234
4.95%, 04/15/50 (a)	150,000	206,551
Exxon Mobil Corp.
2.40%, 03/06/22 (a)	150,000	153,524
1.90%, 08/16/22	150,000	154,379
2.73%, 03/01/23 (a)	350,000	367,251
1.57%, 04/15/23	500,000	514,380
2.02%, 08/16/24 (a)	250,000	262,745
2.71%, 03/06/25 (a)	300,000	323,850
2.99%, 03/19/25 (a)	700,000	765,219
3.04%, 03/01/26 (a)	500,000	553,065
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.28%, 08/16/26 (a)	150,000	161,162
3.29%, 03/19/27 (a)	150,000	169,403
2.44%, 08/16/29 (a)	200,000	216,162
3.48%, 03/19/30 (a)	600,000	695,838
2.61%, 10/15/30 (a)	200,000	218,678
3.00%, 08/16/39 (a)	150,000	162,303
4.23%, 03/19/40 (a)	450,000	559,341
3.57%, 03/06/45 (a)	230,000	264,645
4.11%, 03/01/46 (a)	350,000	430,643
3.10%, 08/16/49 (a)	300,000	321,039
4.33%, 03/19/50 (a)	500,000	648,960
3.45%, 04/15/51 (a)	500,000	572,540
Halliburton Co.
3.50%, 08/01/23 (a)	200,000	212,880
3.80%, 11/15/25 (a)	250,000	276,692
2.92%, 03/01/30 (a)	250,000	257,035
4.85%, 11/15/35 (a)	150,000	171,452
6.70%, 09/15/38	100,000	130,580
7.45%, 09/15/39	200,000	282,104
4.50%, 11/15/41 (a)	300,000	318,990
4.75%, 08/01/43 (a)	200,000	216,180
5.00%, 11/15/45 (a)	230,000	260,719
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	180,000	199,471
Hess Corp.
4.30%, 04/01/27 (a)	250,000	269,695
7.88%, 10/01/29	100,000	126,290
7.30%, 08/15/31	100,000	123,972
6.00%, 01/15/40	100,000	121,698
5.80%, 04/01/47 (a)	450,000	551,970
HollyFrontier Corp.
2.63%, 10/01/23	200,000	202,020
5.88%, 04/01/26 (a)	150,000	163,314
4.50%, 10/01/30 (a)	200,000	202,128
Husky Energy, Inc.
4.00%, 04/15/24 (a)	200,000	212,804
4.40%, 04/15/29 (a)	200,000	214,376
Kinder Morgan Energy Partners LP
5.00%, 10/01/21 (a)	100,000	102,593
3.95%, 09/01/22 (a)	450,000	473,269
4.15%, 02/01/24 (a)	100,000	109,347
4.30%, 05/01/24 (a)	296,000	327,068
7.30%, 08/15/33	200,000	279,566
5.80%, 03/15/35	150,000	189,318
6.95%, 01/15/38	330,000	448,694
6.55%, 09/15/40	150,000	198,812
7.50%, 11/15/40	100,000	141,291
5.00%, 08/15/42 (a)	100,000	116,305
4.70%, 11/01/42 (a)	195,000	220,781
5.50%, 03/01/44 (a)	200,000	248,810
5.40%, 09/01/44 (a)	195,000	240,139
Kinder Morgan, Inc.
3.15%, 01/15/23 (a)	150,000	157,685
4.30%, 06/01/25 (a)	395,000	449,399
4.30%, 03/01/28 (a)	200,000	232,254
2.00%, 02/15/31 (a)	250,000	247,830
7.75%, 01/15/32	150,000	214,893
5.30%, 12/01/34 (a)	250,000	302,420
5.55%, 06/01/45 (a)	330,000	419,143
5.05%, 02/15/46 (a)	200,000	239,524
5.20%, 03/01/48 (a)	100,000	124,272
3.25%, 08/01/50 (a)	250,000	244,625
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	200,000	221,776
5.15%, 10/15/43 (a)	250,000	306,222
4.85%, 02/01/49 (a)	150,000	184,614

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Marathon Oil Corp.
2.80%, 11/01/22 (a)	100,000	103,071
3.85%, 06/01/25 (a)	200,000	213,288
4.40%, 07/15/27 (a)	300,000	326,241
6.80%, 03/15/32	100,000	118,960
6.60%, 10/01/37	150,000	177,444
Marathon Petroleum Corp.
4.50%, 05/01/23 (a)	200,000	216,270
4.75%, 12/15/23 (a)	150,000	165,704
3.63%, 09/15/24 (a)	230,000	247,701
4.70%, 05/01/25 (a)	200,000	227,078
5.13%, 12/15/26 (a)	100,000	117,990
3.80%, 04/01/28 (a)	100,000	109,938
6.50%, 03/01/41 (a)	100,000	127,785
4.75%, 09/15/44 (a)	150,000	167,864
4.50%, 04/01/48 (a)	150,000	161,964
5.00%, 09/15/54 (a)	250,000	276,780
MPLX LP
3.50%, 12/01/22 (a)	150,000	157,635
4.50%, 07/15/23 (a)	200,000	216,964
4.88%, 12/01/24 (a)	300,000	340,467
5.25%, 01/15/25 (a)	150,000	154,509
4.00%, 02/15/25 (a)	100,000	110,181
4.88%, 06/01/25 (a)	200,000	228,740
1.75%, 03/01/26 (a)	250,000	253,827
4.13%, 03/01/27 (a)	200,000	227,472
4.25%, 12/01/27 (a)	100,000	115,159
4.00%, 03/15/28 (a)	150,000	169,113
4.80%, 02/15/29 (a)	150,000	176,732
2.65%, 08/15/30 (a)	250,000	254,452
4.50%, 04/15/38 (a)	350,000	391,226
5.20%, 03/01/47 (a)	250,000	295,112
5.20%, 12/01/47 (a)	100,000	117,846
4.70%, 04/15/48 (a)	200,000	225,314
5.50%, 02/15/49 (a)	250,000	311,137
4.90%, 04/15/58 (a)	100,000	111,689
National Fuel Gas Co.
5.20%, 07/15/25 (a)	100,000	110,849
5.50%, 01/15/26 (a)	100,000	112,312
3.95%, 09/15/27 (a)	100,000	103,577
4.75%, 09/01/28 (a)	100,000	105,306
National Oilwell Varco, Inc.
3.60%, 12/01/29 (a)	100,000	102,065
3.95%, 12/01/42 (a)	150,000	146,828
Noble Energy, Inc.
3.90%, 11/15/24 (a)	200,000	222,788
3.85%, 01/15/28 (a)	200,000	231,814
3.25%, 10/15/29 (a)	100,000	113,102
6.00%, 03/01/41 (a)	150,000	221,445
5.25%, 11/15/43 (a)	100,000	138,848
5.05%, 11/15/44 (a)	150,000	205,608
4.95%, 08/15/47 (a)	100,000	138,588
4.20%, 10/15/49 (a)	100,000	127,184
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	200,000	224,654
ONEOK Partners LP
3.38%, 10/01/22 (a)	100,000	104,234
4.90%, 03/15/25 (a)	150,000	166,790
6.65%, 10/01/36	250,000	300,062
6.13%, 02/01/41 (a)	150,000	173,747
ONEOK, Inc.
4.25%, 02/01/22 (a)	150,000	154,832
7.50%, 09/01/23 (a)	150,000	172,367
2.75%, 09/01/24 (a)	150,000	156,480
2.20%, 09/15/25 (a)	50,000	50,448
5.85%, 01/15/26 (a)	155,000	181,607
4.55%, 07/15/28 (a)	150,000	166,617
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.40%, 09/01/29 (a)	150,000	155,973
3.10%, 03/15/30 (a)	200,000	203,164
6.35%, 01/15/31 (a)	220,000	272,536
5.20%, 07/15/48 (a)	250,000	273,455
4.45%, 09/01/49 (a)	150,000	149,750
7.15%, 01/15/51 (a)	200,000	263,480
Phillips 66
4.30%, 04/01/22	300,000	315,171
3.85%, 04/09/25 (a)	500,000	559,325
1.30%, 02/15/26 (a)	150,000	151,199
3.90%, 03/15/28 (a)	150,000	171,086
2.15%, 12/15/30 (a)	250,000	249,830
4.65%, 11/15/34 (a)	150,000	179,705
5.88%, 05/01/42	100,000	136,866
4.88%, 11/15/44 (a)	350,000	443,873
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	150,000	155,243
3.61%, 02/15/25 (a)	230,000	246,707
3.55%, 10/01/26 (a)	150,000	160,446
3.75%, 03/01/28 (a)	100,000	106,488
3.15%, 12/15/29 (a)	100,000	102,158
4.68%, 02/15/45 (a)	100,000	105,629
4.90%, 10/01/46 (a)	100,000	108,403
Pioneer Natural Resources Co.
4.45%, 01/15/26 (a)	100,000	115,936
1.90%, 08/15/30 (a)	200,000	197,814
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (a)	150,000	154,064
2.85%, 01/31/23 (a)	250,000	258,765
4.50%, 12/15/26 (a)	230,000	253,474
3.55%, 12/15/29 (a)	150,000	154,130
3.80%, 09/15/30 (a)	250,000	261,020
6.65%, 01/15/37	250,000	291,632
5.15%, 06/01/42 (a)	100,000	104,278
4.30%, 01/31/43 (a)	100,000	94,116
4.70%, 06/15/44 (a)	100,000	98,495
4.90%, 02/15/45 (a)	100,000	100,933
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (a)	200,000	211,192
5.63%, 04/15/23 (a)	300,000	328,869
5.75%, 05/15/24 (a)	380,000	432,668
5.63%, 03/01/25 (a)	350,000	405,030
5.88%, 06/30/26 (a)	200,000	239,994
5.00%, 03/15/27 (a)	200,000	232,346
4.20%, 03/15/28 (a)	350,000	394,313
4.50%, 05/15/30 (a)	375,000	439,890
Schlumberger Finance Canada Ltd
1.40%, 09/17/25 (a)	250,000	255,230
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	200,000	216,038
2.65%, 06/26/30 (a)	450,000	474,016
Shell International Finance BV
1.75%, 09/12/21	250,000	252,992
2.38%, 08/21/22	150,000	155,597
3.40%, 08/12/23	150,000	162,324
3.50%, 11/13/23 (a)	250,000	272,557
2.00%, 11/07/24 (a)	200,000	210,618
2.38%, 04/06/25 (a)	300,000	321,195
3.25%, 05/11/25	430,000	476,483
2.88%, 05/10/26	150,000	165,858
2.50%, 09/12/26	250,000	272,717
3.88%, 11/13/28 (a)	450,000	532,602
2.38%, 11/07/29 (a)	400,000	429,128
2.75%, 04/06/30 (a)	500,000	554,330
4.13%, 05/11/35	400,000	501,732
6.38%, 12/15/38	500,000	779,985
3.63%, 08/21/42	230,000	266,970

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.55%, 08/12/43	150,000	198,345
4.38%, 05/11/45	430,000	554,584
4.00%, 05/10/46	430,000	533,578
3.75%, 09/12/46	200,000	240,990
3.13%, 11/07/49 (a)	300,000	331,584
3.25%, 04/06/50 (a)	500,000	565,895
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	300,000	335,010
3.50%, 03/15/25 (a)	200,000	219,572
4.50%, 03/15/45 (a)	150,000	172,203
Suncor Energy, Inc.
2.80%, 05/15/23	300,000	315,744
3.60%, 12/01/24 (a)	200,000	220,298
3.10%, 05/15/25 (a)	100,000	109,036
5.35%, 07/15/33	100,000	118,540
6.80%, 05/15/38	100,000	136,084
6.50%, 06/15/38	500,000	667,720
6.85%, 06/01/39	200,000	272,294
4.00%, 11/15/47 (a)	100,000	108,833
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (a)	150,000	155,924
4.25%, 04/01/24 (a)	350,000	374,020
3.90%, 07/15/26 (a)	100,000	106,848
4.00%, 10/01/27 (a)	200,000	214,846
5.30%, 04/01/44 (a)	200,000	209,720
5.35%, 05/15/45 (a)	100,000	104,978
5.40%, 10/01/47 (a)	350,000	375,879
TC PipeLines LP
4.38%, 03/13/25 (a)	150,000	166,388
Tennessee Gas Pipeline Co., LLC
7.00%, 10/15/28	200,000	260,250
The Williams Cos., Inc.
3.60%, 03/15/22 (a)	295,000	305,363
3.70%, 01/15/23 (a)	150,000	158,603
4.50%, 11/15/23 (a)	150,000	165,543
4.30%, 03/04/24 (a)	850,000	934,974
4.55%, 06/24/24 (a)	100,000	112,369
3.90%, 01/15/25 (a)	100,000	110,029
3.75%, 06/15/27 (a)	200,000	225,780
7.50%, 01/15/31	150,000	200,153
8.75%, 03/15/32	250,000	363,157
6.30%, 04/15/40	300,000	398,415
5.80%, 11/15/43 (a)	22,000	27,440
5.40%, 03/04/44 (a)	100,000	120,691
5.75%, 06/24/44 (a)	100,000	126,622
4.90%, 01/15/45 (a)	200,000	235,284
5.10%, 09/15/45 (a)	100,000	120,694
4.85%, 03/01/48 (a)	150,000	179,762
Total Capital Canada Ltd.
2.75%, 07/15/23	150,000	159,278
Total Capital International S.A.
2.75%, 06/19/21	250,000	253,317
2.88%, 02/17/22	250,000	257,752
3.70%, 01/15/24	200,000	219,554
3.75%, 04/10/24	400,000	442,796
2.43%, 01/10/25 (a)	150,000	159,791
3.46%, 02/19/29 (a)	300,000	346,875
2.83%, 01/10/30 (a)	200,000	223,494
2.99%, 06/29/41 (a)	200,000	218,128
3.46%, 07/12/49 (a)	200,000	233,108
3.13%, 05/29/50 (a)	450,000	492,750
3.39%, 06/29/60 (a)	200,000	228,572
Total Capital S.A.
4.25%, 12/15/21	200,000	208,324
3.88%, 10/11/28	150,000	178,466
Security Rate, Maturity Date	Face Amount ($)	Value ($)
TransCanada PipeLines Ltd.
2.50%, 08/01/22	250,000	258,537
3.75%, 10/16/23 (a)	100,000	108,309
4.88%, 01/15/26 (a)	200,000	237,054
4.25%, 05/15/28 (a)	450,000	528,219
4.10%, 04/15/30 (a)	200,000	234,008
4.63%, 03/01/34 (a)	150,000	179,589
5.60%, 03/31/34	100,000	129,137
5.85%, 03/15/36	100,000	134,270
6.20%, 10/15/37	300,000	419,919
4.75%, 05/15/38 (a)	100,000	123,909
6.10%, 06/01/40	150,000	205,028
5.00%, 10/16/43 (a)	200,000	248,604
4.88%, 05/15/48 (a)	250,000	322,517
5.10%, 03/15/49 (a)	250,000	334,757
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (a)(c)	200,000	221,946
4.60%, 03/15/48 (a)	100,000	119,099
3.95%, 05/15/50 (a)(c)	100,000	111,039
Valero Energy Corp.
1.20%, 03/15/24	200,000	200,310
2.85%, 04/15/25 (a)	550,000	578,484
3.40%, 09/15/26 (a)	400,000	432,920
2.15%, 09/15/27 (a)	250,000	249,995
4.00%, 04/01/29 (a)	150,000	167,813
7.50%, 04/15/32	150,000	207,730
6.63%, 06/15/37	200,000	263,090
4.90%, 03/15/45	230,000	265,795
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	168,863
		104,829,334
Industrial Other 0.1%
California Institute of Technology
3.65%, 09/01/19 (a)	200,000	218,536
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	117,420
Cintas Corp. No. 2
3.25%, 06/01/22 (a)	100,000	103,583
3.70%, 04/01/27 (a)	300,000	346,338
Duke University
2.68%, 10/01/44	100,000	106,715
2.83%, 10/01/55	100,000	108,927
Johns Hopkins University
4.08%, 07/01/53	100,000	132,535
Massachusetts Institute of Technology
2.99%, 07/01/50 (a)	100,000	116,937
5.60%, 07/01/11	150,000	264,601
4.68%, 07/01/14	100,000	146,993
Northeastern University
2.89%, 10/01/50	150,000	159,311
Northwestern University
4.64%, 12/01/44	100,000	134,331
2.64%, 12/01/50 (a)	100,000	104,553
President & Fellows of Harvard College
3.15%, 07/15/46 (a)	100,000	119,204
3.30%, 07/15/56 (a)	100,000	122,755
Princeton University
5.70%, 03/01/39	100,000	151,981
Quanta Services, Inc.
2.90%, 10/01/30 (a)	250,000	269,092
Steelcase, Inc.
5.13%, 01/18/29 (a)	100,000	116,332
The American University
3.67%, 04/01/49	100,000	110,977

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The George Washington University
4.87%, 09/15/45	50,000	67,197
4.13%, 09/15/48 (a)	150,000	188,677
The Georgetown University
4.32%, 04/01/49 (a)	50,000	62,396
2.94%, 04/01/50	100,000	98,518
5.22%, 10/01/18 (a)	50,000	66,403
The Leland Stanford Junior University
3.65%, 05/01/48 (a)	100,000	125,937
The Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	150,000	153,768
4.67%, 09/01/12	50,000	70,452
Trustees of Boston College
3.13%, 07/01/52	150,000	166,812
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	100,000	122,755
University of Southern California
3.03%, 10/01/39	350,000	383,453
3.84%, 10/01/47 (a)	150,000	188,243
3.23%, 10/01/20 (a)	100,000	102,748
William Marsh Rice University
3.57%, 05/15/45	200,000	240,400
Yale University
1.48%, 04/15/30 (a)	200,000	203,718
		5,192,598
Technology 2.4%
Adobe, Inc.
1.70%, 02/01/23	150,000	154,823
3.25%, 02/01/25 (a)	150,000	165,779
2.15%, 02/01/27 (a)	200,000	215,056
2.30%, 02/01/30 (a)	200,000	217,692
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	150,000	161,988
Alphabet, Inc.
3.38%, 02/25/24	345,000	378,223
0.45%, 08/15/25 (a)	150,000	149,831
2.00%, 08/15/26 (a)	200,000	214,700
0.80%, 08/15/27 (a)	250,000	249,263
1.10%, 08/15/30 (a)	250,000	248,455
1.90%, 08/15/40 (a)	500,000	497,010
2.05%, 08/15/50 (a)	500,000	486,925
2.25%, 08/15/60 (a)	500,000	495,400
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	261,535
Analog Devices, Inc.
3.13%, 12/05/23 (a)	150,000	161,354
2.95%, 04/01/25 (a)	150,000	164,294
3.90%, 12/15/25 (a)	150,000	171,267
3.50%, 12/05/26 (a)	100,000	113,550
5.30%, 12/15/45 (a)	100,000	138,512
Apple Inc.
1.55%, 08/04/21 (a)	250,000	251,990
2.15%, 02/09/22	100,000	102,311
2.50%, 02/09/22 (a)	200,000	205,012
2.30%, 05/11/22 (a)	150,000	154,184
2.70%, 05/13/22	450,000	466,123
1.70%, 09/11/22	200,000	205,276
2.10%, 09/12/22 (a)	200,000	206,454
2.40%, 01/13/23 (a)	250,000	260,677
2.85%, 02/23/23 (a)	150,000	157,862
2.40%, 05/03/23	1,080,000	1,135,242
0.75%, 05/11/23	350,000	354,326
3.00%, 02/09/24 (a)	250,000	268,995
3.45%, 05/06/24	400,000	440,040
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.85%, 05/11/24 (a)	300,000	322,761
1.80%, 09/11/24 (a)	100,000	104,775
2.75%, 01/13/25 (a)	200,000	216,856
2.50%, 02/09/25	539,000	581,522
1.13%, 05/11/25 (a)	400,000	409,376
3.20%, 05/13/25	250,000	278,707
0.55%, 08/20/25 (a)	350,000	350,322
3.25%, 02/23/26 (a)	680,000	762,912
2.45%, 08/04/26 (a)	350,000	381,143
2.05%, 09/11/26 (a)	450,000	481,585
3.35%, 02/09/27 (a)	300,000	342,282
3.20%, 05/11/27 (a)	350,000	397,330
3.00%, 06/20/27 (a)	300,000	337,659
2.90%, 09/12/27 (a)	500,000	560,680
3.00%, 11/13/27 (a)	250,000	282,610
2.20%, 09/11/29 (a)	200,000	215,892
1.65%, 05/11/30 (a)	400,000	413,872
1.25%, 08/20/30 (a)	500,000	501,960
4.50%, 02/23/36 (a)	200,000	271,548
3.85%, 05/04/43	480,000	618,643
4.45%, 05/06/44	150,000	209,492
3.45%, 02/09/45	400,000	491,268
4.38%, 05/13/45	300,000	416,433
4.65%, 02/23/46 (a)	850,000	1,233,435
3.85%, 08/04/46 (a)	400,000	518,440
4.25%, 02/09/47 (a)	195,000	268,790
3.75%, 09/12/47 (a)	250,000	320,032
3.75%, 11/13/47 (a)	350,000	449,645
2.95%, 09/11/49 (a)	200,000	228,534
2.65%, 05/11/50 (a)	400,000	431,296
2.40%, 08/20/50 (a)	500,000	516,030
2.55%, 08/20/60 (a)	500,000	519,600
Applied Materials, Inc.
3.90%, 10/01/25 (a)	250,000	287,237
3.30%, 04/01/27 (a)	150,000	171,035
1.75%, 06/01/30 (a)	250,000	260,357
5.10%, 10/01/35 (a)	150,000	210,842
4.35%, 04/01/47 (a)	150,000	210,419
2.75%, 06/01/50 (a)	200,000	219,142
Arrow Electronics, Inc.
4.50%, 03/01/23 (a)	100,000	107,118
3.25%, 09/08/24 (a)	250,000	270,155
Autodesk, Inc.
4.38%, 06/15/25 (a)	200,000	227,868
2.85%, 01/15/30 (a)	100,000	111,239
Avnet, Inc.
4.88%, 12/01/22	100,000	107,475
4.63%, 04/15/26 (a)	200,000	223,110
Baidu, Inc.
3.50%, 11/28/22	200,000	209,756
3.88%, 09/29/23 (a)	200,000	215,956
4.13%, 06/30/25	500,000	558,710
1.72%, 04/09/26 (a)	200,000	202,072
4.88%, 11/14/28 (a)	200,000	240,774
2.38%, 10/09/30 (a)	200,000	205,744
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (a)	150,000	156,357
3.63%, 01/15/24 (a)	200,000	215,982
3.13%, 01/15/25 (a)	300,000	323,274
3.88%, 01/15/27 (a)	850,000	954,949
3.50%, 01/15/28 (a)	250,000	275,967
Broadcom, Inc.
3.13%, 10/15/22	200,000	209,604
3.63%, 10/15/24 (a)	200,000	219,234
4.70%, 04/15/25 (a)	450,000	515,466
3.15%, 11/15/25 (a)	400,000	435,132
4.25%, 04/15/26 (a)	350,000	400,078

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.46%, 09/15/26 (a)	356,000	393,811
4.11%, 09/15/28 (a)	413,000	473,265
4.75%, 04/15/29 (a)	450,000	535,882
5.00%, 04/15/30 (a)	400,000	485,152
4.15%, 11/15/30 (a)	450,000	522,729
4.30%, 11/15/32 (a)	350,000	416,769
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	112,861
2.90%, 12/01/29 (a)	150,000	164,411
Cisco Systems, Inc.
1.85%, 09/20/21 (a)	300,000	303,516
3.00%, 06/15/22	200,000	208,562
2.20%, 09/20/23 (a)	150,000	157,472
3.50%, 06/15/25	512,000	579,174
2.95%, 02/28/26	200,000	223,176
2.50%, 09/20/26 (a)	100,000	110,035
5.90%, 02/15/39	100,000	154,788
5.50%, 01/15/40	450,000	680,935
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	100,000	114,975
3.30%, 03/01/30 (a)	125,000	134,494
Corning, Inc.
2.90%, 05/15/22 (a)	200,000	206,186
4.75%, 03/15/42	100,000	126,309
5.35%, 11/15/48 (a)	200,000	283,486
3.90%, 11/15/49 (a)	100,000	120,388
4.38%, 11/15/57 (a)	100,000	125,065
5.85%, 11/15/68 (a)	100,000	143,051
5.45%, 11/15/79 (a)	190,000	257,948
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)(c)	600,000	662,868
4.00%, 07/15/24 (a)(c)	150,000	165,042
5.85%, 07/15/25 (a)(c)	200,000	238,254
6.02%, 06/15/26 (a)(c)	880,000	1,068,654
4.90%, 10/01/26 (a)(c)	350,000	409,251
6.10%, 07/15/27 (a)(c)	100,000	122,519
5.30%, 10/01/29 (a)(c)	300,000	361,884
6.20%, 07/15/30 (a)(c)	200,000	253,618
8.10%, 07/15/36 (a)(c)	250,000	359,360
8.35%, 07/15/46 (a)(c)	370,000	538,513
DXC Technology Co.
4.25%, 04/15/24 (a)	100,000	108,189
4.13%, 04/15/25 (a)	200,000	219,060
4.75%, 04/15/27 (a)	100,000	113,055
Equifax, Inc.
2.60%, 12/01/24 (a)	300,000	321,234
2.60%, 12/15/25 (a)	200,000	215,880
3.10%, 05/15/30 (a)	200,000	221,898
Equinix, Inc.
2.63%, 11/18/24 (a)	150,000	160,116
1.25%, 07/15/25 (a)	250,000	253,640
1.00%, 09/15/25 (a)	200,000	200,502
2.90%, 11/18/26 (a)	100,000	109,173
5.38%, 05/15/27 (a)	150,000	163,542
1.55%, 03/15/28 (a)	250,000	252,400
3.20%, 11/18/29 (a)	200,000	221,054
3.00%, 07/15/50 (a)	250,000	257,283
2.95%, 09/15/51 (a)	250,000	257,590
Fidelity National Information Services, Inc.
3.50%, 04/15/23 (a)	150,000	159,381
3.00%, 08/15/26 (a)	200,000	222,644
4.25%, 05/15/28 (a)	250,000	297,990
3.75%, 05/21/29 (a)	150,000	175,329
Fiserv, Inc.
4.75%, 06/15/21	150,000	153,596
3.80%, 10/01/23 (a)	150,000	163,578
2.75%, 07/01/24 (a)	250,000	267,780
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.85%, 06/01/25 (a)	100,000	112,920
3.20%, 07/01/26 (a)	450,000	504,850
2.25%, 06/01/27 (a)	250,000	266,477
4.20%, 10/01/28 (a)	150,000	178,979
3.50%, 07/01/29 (a)	500,000	575,375
2.65%, 06/01/30 (a)	250,000	271,712
4.40%, 07/01/49 (a)	475,000	630,605
Flex Ltd.
4.75%, 06/15/25 (a)	200,000	227,174
3.75%, 02/01/26 (a)	400,000	443,928
4.88%, 06/15/29 (a)	100,000	117,566
4.88%, 05/12/30 (a)	200,000	238,470
FLIR Systems, Inc.
2.50%, 08/01/30 (a)	250,000	262,932
Genpact Luxembourg Sarl
3.70%, 04/01/22 (a)(f)(g)	100,000	102,300
Global Payments, Inc.
3.75%, 06/01/23 (a)	100,000	107,225
4.00%, 06/01/23 (a)	100,000	108,248
2.65%, 02/15/25 (a)	150,000	160,767
4.45%, 06/01/28 (a)	100,000	118,580
3.20%, 08/15/29 (a)	200,000	222,402
2.90%, 05/15/30 (a)	225,000	246,465
4.15%, 08/15/49 (a)	200,000	246,386
Hewlett Packard Enterprise Co.
3.50%, 10/05/21 (a)	200,000	204,732
4.40%, 10/15/22 (a)	250,000	266,460
2.25%, 04/01/23 (a)	150,000	155,369
1.45%, 04/01/24 (a)	500,000	510,800
4.65%, 10/01/24 (a)	300,000	340,380
4.90%, 10/15/25 (a)	350,000	407,470
1.75%, 04/01/26 (a)	400,000	410,176
6.20%, 10/15/35 (a)	150,000	192,354
6.35%, 10/15/45 (a)	262,000	346,327
HP, Inc.
4.05%, 09/15/22	400,000	425,048
2.20%, 06/17/25 (a)	150,000	158,768
3.00%, 06/17/27 (a)	300,000	327,162
3.40%, 06/17/30 (a)	200,000	220,468
6.00%, 09/15/41	150,000	192,660
IBM Credit LLC
3.00%, 02/06/23	100,000	105,714
Intel Corp.
3.30%, 10/01/21	263,000	269,588
2.35%, 05/11/22 (a)	150,000	154,292
3.10%, 07/29/22	200,000	209,418
2.70%, 12/15/22	350,000	367,314
2.88%, 05/11/24 (a)	300,000	323,454
3.40%, 03/25/25 (a)	350,000	390,232
3.70%, 07/29/25 (a)	350,000	396,053
2.60%, 05/19/26 (a)	150,000	164,433
3.75%, 03/25/27 (a)	250,000	290,775
2.45%, 11/15/29 (a)	450,000	491,647
3.90%, 03/25/30 (a)	300,000	363,039
4.00%, 12/15/32	150,000	188,861
4.60%, 03/25/40 (a)	250,000	338,335
4.80%, 10/01/41	195,000	271,848
4.25%, 12/15/42	100,000	129,649
4.10%, 05/19/46 (a)	550,000	714,263
4.10%, 05/11/47 (a)	100,000	129,937
3.73%, 12/08/47 (a)	350,000	429,450
3.25%, 11/15/49 (a)	300,000	345,867
4.75%, 03/25/50 (a)	400,000	568,192
3.10%, 02/15/60 (a)	160,000	179,570
4.95%, 03/25/60 (a)	150,000	228,951

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Business Machines Corp.
2.50%, 01/27/22	150,000	153,882
2.85%, 05/13/22	550,000	570,735
1.88%, 08/01/22	200,000	205,458
2.88%, 11/09/22	400,000	420,040
3.38%, 08/01/23	200,000	215,790
3.63%, 02/12/24	400,000	438,324
3.00%, 05/15/24	650,000	704,210
3.45%, 02/19/26	300,000	340,782
3.30%, 05/15/26	550,000	620,614
3.30%, 01/27/27	250,000	282,387
1.70%, 05/15/27 (a)	200,000	207,208
6.22%, 08/01/27	230,000	300,826
3.50%, 05/15/29	550,000	636,625
1.95%, 05/15/30 (a)	200,000	206,730
4.15%, 05/15/39	450,000	575,460
5.60%, 11/30/39	150,000	220,403
2.85%, 05/15/40 (a)	200,000	215,614
4.70%, 02/19/46	150,000	209,195
4.25%, 05/15/49	650,000	863,986
2.95%, 05/15/50 (a)	200,000	216,000
Intuit, Inc.
0.65%, 07/15/23	250,000	251,705
0.95%, 07/15/25 (a)	200,000	202,444
1.35%, 07/15/27 (a)	250,000	255,995
Jabil, Inc.
4.70%, 09/15/22	200,000	214,214
3.60%, 01/15/30 (a)	100,000	110,367
3.00%, 01/15/31 (a)	200,000	209,314
Juniper Networks, Inc.
4.50%, 03/15/24	200,000	223,152
3.75%, 08/15/29 (a)	150,000	172,592
5.95%, 03/15/41	100,000	131,062
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	178,505
3.00%, 10/30/29 (a)	100,000	109,987
KLA Corp.
4.65%, 11/01/24 (a)	230,000	261,929
4.10%, 03/15/29 (a)	100,000	120,282
5.00%, 03/15/49 (a)	100,000	140,579
3.30%, 03/01/50 (a)	100,000	112,683
Lam Research Corp.
2.80%, 06/15/21 (a)	100,000	101,147
3.80%, 03/15/25 (a)	230,000	258,485
4.00%, 03/15/29 (a)	150,000	180,638
1.90%, 06/15/30 (a)	200,000	208,618
4.88%, 03/15/49 (a)	100,000	145,854
2.88%, 06/15/50 (a)	200,000	217,870
Leidos, Inc.
3.63%, 05/15/25 (a)(c)	150,000	167,144
4.38%, 05/15/30 (a)(c)	150,000	178,928
2.30%, 02/15/31 (a)(c)	250,000	254,608
Marvell Technology Group Ltd.
4.88%, 06/22/28 (a)	100,000	119,736
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	100,000	112,990
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	200,000	216,710
Micron Technology, Inc.
2.50%, 04/24/23	200,000	208,738
4.98%, 02/06/26 (a)	250,000	293,225
4.19%, 02/15/27 (a)	150,000	173,009
5.33%, 02/06/29 (a)	200,000	245,694
4.66%, 02/15/30 (a)	150,000	181,206
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Microsoft Corp.
1.55%, 08/08/21 (a)	300,000	302,412
2.40%, 02/06/22 (a)	250,000	256,088
2.38%, 02/12/22 (a)	300,000	307,146
2.65%, 11/03/22 (a)	150,000	156,444
2.38%, 05/01/23 (a)	300,000	313,860
2.00%, 08/08/23 (a)	400,000	417,748
3.63%, 12/15/23 (a)	350,000	382,690
2.88%, 02/06/24 (a)	350,000	375,875
2.70%, 02/12/25 (a)	350,000	380,341
3.13%, 11/03/25 (a)	530,000	592,376
2.40%, 08/08/26 (a)	800,000	872,752
3.30%, 02/06/27 (a)	750,000	857,355
3.50%, 02/12/35 (a)	250,000	311,152
4.20%, 11/03/35 (a)	250,000	333,687
3.45%, 08/08/36 (a)	350,000	433,944
4.10%, 02/06/37 (a)	300,000	394,914
4.50%, 10/01/40	550,000	769,439
3.50%, 11/15/42	100,000	125,392
3.75%, 02/12/45 (a)	350,000	455,108
4.45%, 11/03/45 (a)	250,000	359,297
3.70%, 08/08/46 (a)	874,000	1,123,405
4.25%, 02/06/47 (a)	450,000	634,572
2.53%, 06/01/50 (a)	850,000	915,815
4.00%, 02/12/55 (a)	100,000	141,161
3.95%, 08/08/56 (a)	450,000	621,162
4.50%, 02/06/57 (a)	300,000	456,120
2.68%, 06/01/60 (a)	529,000	580,054
Motorola Solutions, Inc.
3.50%, 03/01/23	180,000	190,706
4.00%, 09/01/24	200,000	223,692
4.60%, 02/23/28 (a)	150,000	178,794
4.60%, 05/23/29 (a)	150,000	179,831
2.30%, 11/15/30 (a)	250,000	255,760
5.50%, 09/01/44	100,000	126,495
NetApp, Inc.
1.88%, 06/22/25 (a)	250,000	260,725
NVIDIA Corp.
2.20%, 09/16/21 (a)	180,000	182,448
3.20%, 09/16/26 (a)	100,000	113,002
2.85%, 04/01/30 (a)	250,000	280,567
3.50%, 04/01/40 (a)	250,000	303,475
3.50%, 04/01/50 (a)	350,000	426,874
3.70%, 04/01/60 (a)	100,000	128,645
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(c)	200,000	225,548
5.35%, 03/01/26 (a)(c)	250,000	299,785
5.55%, 12/01/28 (a)(c)	200,000	252,010
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(c)	175,000	187,810
4.30%, 06/18/29 (a)(c)	150,000	177,570
3.40%, 05/01/30 (a)(c)	200,000	226,248
Oracle Corp.
2.80%, 07/08/21	200,000	203,040
1.90%, 09/15/21 (a)	500,000	505,855
2.50%, 05/15/22 (a)	350,000	360,055
2.50%, 10/15/22	450,000	468,634
2.63%, 02/15/23 (a)	400,000	419,120
3.63%, 07/15/23	212,000	230,071
2.40%, 09/15/23 (a)	500,000	526,340
3.40%, 07/08/24 (a)	250,000	273,285
2.95%, 11/15/24 (a)	450,000	488,736
2.50%, 04/01/25 (a)	600,000	644,538
2.95%, 05/15/25 (a)	601,000	656,562
2.65%, 07/15/26 (a)	600,000	655,902
2.80%, 04/01/27 (a)	400,000	439,992
3.25%, 11/15/27 (a)	400,000	454,056

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.95%, 04/01/30 (a)	700,000	785,771
3.25%, 05/15/30 (a)	200,000	230,846
4.30%, 07/08/34 (a)	300,000	383,652
3.90%, 05/15/35 (a)	250,000	308,847
3.85%, 07/15/36 (a)	150,000	182,429
3.80%, 11/15/37 (a)	400,000	479,668
6.13%, 07/08/39	250,000	386,942
3.60%, 04/01/40 (a)	600,000	702,330
5.38%, 07/15/40	350,000	503,961
4.50%, 07/08/44 (a)	230,000	299,359
4.13%, 05/15/45 (a)	450,000	558,148
4.00%, 07/15/46 (a)	470,000	573,724
4.00%, 11/15/47 (a)	500,000	615,200
3.60%, 04/01/50 (a)	850,000	991,457
4.38%, 05/15/55 (a)	150,000	198,659
3.85%, 04/01/60 (a)	650,000	802,795
PayPal Holdings, Inc.
2.20%, 09/26/22	150,000	154,989
1.35%, 06/01/23	200,000	205,028
2.40%, 10/01/24 (a)	150,000	159,809
1.65%, 06/01/25 (a)	250,000	260,327
2.65%, 10/01/26 (a)	250,000	273,445
2.85%, 10/01/29 (a)	300,000	333,057
2.30%, 06/01/30 (a)	200,000	214,894
3.25%, 06/01/50 (a)	250,000	287,150
QUALCOMM, Inc.
3.00%, 05/20/22	150,000	156,032
2.60%, 01/30/23 (a)	150,000	157,091
2.90%, 05/20/24 (a)	150,000	161,666
3.45%, 05/20/25 (a)	100,000	111,599
3.25%, 05/20/27 (a)	350,000	397,390
1.30%, 05/20/28 (a)	367,000	368,974
2.15%, 05/20/30 (a)	200,000	212,530
1.65%, 05/20/32 (a)(c)	283,000	283,546
4.65%, 05/20/35 (a)	300,000	404,580
4.80%, 05/20/45 (a)	350,000	500,829
4.30%, 05/20/47 (a)	200,000	270,900
3.25%, 05/20/50 (a)	225,000	266,168
salesforce.com, Inc.
3.70%, 04/11/28 (a)	300,000	353,991
Seagate HDD Cayman
4.75%, 06/01/23	150,000	162,770
4.88%, 03/01/24 (a)	100,000	109,775
4.75%, 01/01/25	50,000	55,434
4.88%, 06/01/27 (a)	176,000	201,069
4.09%, 06/01/29 (a)(c)	190,000	210,885
4.13%, 01/15/31 (a)(c)	200,000	225,526
ServiceNow, Inc.
1.40%, 09/01/30 (a)	500,000	487,630
Texas Instruments, Inc.
1.85%, 05/15/22 (a)	151,000	154,423
1.38%, 03/12/25 (a)	150,000	155,174
2.90%, 11/03/27 (a)	75,000	84,201
2.25%, 09/04/29 (a)	100,000	108,157
1.75%, 05/04/30 (a)	200,000	207,336
3.88%, 03/15/39 (a)	150,000	191,153
4.15%, 05/15/48 (a)	350,000	483,262
Trimble, Inc.
4.15%, 06/15/23 (a)	150,000	162,606
4.90%, 06/15/28 (a)	100,000	119,089
Tyco Electronics Group S.A.
3.50%, 02/03/22 (a)	100,000	102,907
3.45%, 08/01/24 (a)	100,000	108,481
3.70%, 02/15/26 (a)	100,000	113,513
3.13%, 08/15/27 (a)	100,000	110,826
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	169,916
4.13%, 03/15/29 (a)	150,000	180,456
5.50%, 06/15/45 (a)	50,000	70,840
VMware, Inc.
2.95%, 08/21/22 (a)	150,000	156,263
4.50%, 05/15/25 (a)	150,000	170,783
4.65%, 05/15/27 (a)	150,000	175,848
3.90%, 08/21/27 (a)	200,000	224,246
4.70%, 05/15/30 (a)	150,000	183,092
Xilinx, Inc.
2.95%, 06/01/24 (a)	100,000	107,825
2.38%, 06/01/30 (a)	200,000	210,222
		117,838,015
Transportation 0.7%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	157,372	154,084
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	162,240	155,953
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 02/15/29	124,312	121,401
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 02/15/32	115,828	110,005
Burlington Northern Santa Fe LLC
3.45%, 09/15/21 (a)	150,000	152,549
3.05%, 03/15/22 (a)	300,000	308,637
3.00%, 03/15/23 (a)	150,000	157,983
3.85%, 09/01/23 (a)	150,000	163,071
3.75%, 04/01/24 (a)	200,000	219,488
3.40%, 09/01/24 (a)	200,000	219,546
6.20%, 08/15/36	150,000	227,719
5.75%, 05/01/40 (a)	100,000	150,047
5.05%, 03/01/41 (a)	100,000	140,485
5.40%, 06/01/41 (a)	100,000	146,225
4.95%, 09/15/41 (a)	200,000	280,088
5.15%, 09/01/43 (a)	100,000	144,918
4.90%, 04/01/44 (a)	100,000	142,570
4.55%, 09/01/44 (a)	90,000	123,858
4.15%, 04/01/45 (a)	250,000	331,917
4.70%, 09/01/45 (a)	100,000	141,664
3.90%, 08/01/46 (a)	250,000	323,702
4.05%, 06/15/48 (a)	400,000	535,928
4.15%, 12/15/48 (a)	500,000	679,050
3.55%, 02/15/50 (a)	100,000	125,762
3.05%, 02/15/51 (a)	100,000	116,548
Canadian National Railway Co.
2.75%, 03/01/26 (a)	300,000	328,941
6.90%, 07/15/28	150,000	207,642
3.20%, 08/02/46 (a)	150,000	175,208
3.65%, 02/03/48 (a)	100,000	125,374
4.45%, 01/20/49 (a)	150,000	214,123
2.45%, 05/01/50 (a)	200,000	206,764
Canadian Pacific Railway Co.
2.90%, 02/01/25 (a)	200,000	217,180
4.00%, 06/01/28 (a)	150,000	177,528
2.05%, 03/05/30 (a)	100,000	104,864
4.80%, 09/15/35 (a)	300,000	397,695
4.80%, 08/01/45 (a)	100,000	138,700
6.13%, 09/15/15 (a)	100,000	161,733
Continental Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	94,629	93,366
CSX Corp.
3.40%, 08/01/24 (a)	150,000	164,355
3.35%, 11/01/25 (a)	100,000	111,885
2.60%, 11/01/26 (a)	100,000	109,233

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 06/01/27 (a)	150,000	169,701
3.80%, 03/01/28 (a)	200,000	233,920
4.25%, 03/15/29 (a)	150,000	181,995
2.40%, 02/15/30 (a)	150,000	162,495
6.22%, 04/30/40	500,000	765,155
4.75%, 05/30/42 (a)	100,000	133,336
4.10%, 03/15/44 (a)	200,000	250,712
3.80%, 11/01/46 (a)	100,000	122,763
4.30%, 03/01/48 (a)	100,000	131,694
4.75%, 11/15/48 (a)	100,000	138,736
4.50%, 03/15/49 (a)	150,000	203,538
3.35%, 09/15/49 (a)	100,000	116,933
3.80%, 04/15/50 (a)	100,000	126,060
3.95%, 05/01/50 (a)	200,000	257,952
4.50%, 08/01/54 (a)	100,000	133,813
4.65%, 03/01/68 (a)	50,000	70,068
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 04/25/24	200,000	203,900
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	100,000	99,524
FedEx Corp.
2.63%, 08/01/22	150,000	155,523
4.00%, 01/15/24	200,000	221,298
3.20%, 02/01/25	100,000	110,119
3.80%, 05/15/25 (a)	300,000	339,270
3.25%, 04/01/26 (a)	250,000	279,642
3.30%, 03/15/27 (a)	150,000	168,314
3.40%, 02/15/28 (a)	150,000	171,395
3.10%, 08/05/29 (a)	200,000	224,344
4.90%, 01/15/34	150,000	195,283
1.88%, 02/20/34	250,000	255,655
3.90%, 02/01/35	200,000	241,340
3.88%, 08/01/42	150,000	175,368
4.10%, 04/15/43	100,000	119,947
5.10%, 01/15/44	75,000	101,554
4.10%, 02/01/45	400,000	480,120
4.75%, 11/15/45 (a)	300,000	394,842
4.40%, 01/15/47 (a)	100,000	126,350
4.05%, 02/15/48 (a)	100,000	122,048
4.95%, 10/17/48 (a)	150,000	204,919
5.25%, 05/15/50 (a)	300,000	428,814
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	150,000	172,259
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/32	96,342	95,750
JetBlue 2020-1 Class A Pass Through Trust
4.00%, 11/15/32	250,000	266,712
Kansas City Southern
2.88%, 11/15/29 (a)	150,000	161,942
4.95%, 08/15/45 (a)	100,000	129,065
4.70%, 05/01/48 (a)	150,000	187,698
3.50%, 05/01/50 (a)	100,000	110,346
4.20%, 11/15/69 (a)	100,000	117,538
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	108,096
Norfolk Southern Corp.
2.90%, 02/15/23 (a)	150,000	157,502
3.65%, 08/01/25 (a)	100,000	112,211
3.15%, 06/01/27 (a)	200,000	222,902
2.55%, 11/01/29 (a)	100,000	108,715
3.95%, 10/01/42 (a)	330,000	403,791
4.65%, 01/15/46 (a)	150,000	201,522
3.94%, 11/01/47 (a)	200,000	250,344
4.15%, 02/28/48 (a)	100,000	129,106
4.10%, 05/15/49 (a)	100,000	127,885
3.40%, 11/01/49 (a)	100,000	117,108
3.05%, 05/15/50 (a)	200,000	221,650
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.05%, 08/15/52 (a)	150,000	194,304
3.16%, 05/15/55 (a)	150,000	168,372
Ryder System, Inc.
3.45%, 11/15/21 (a)	150,000	153,956
2.88%, 06/01/22 (a)	100,000	103,395
3.75%, 06/09/23 (a)	150,000	161,589
3.88%, 12/01/23 (a)	150,000	163,643
3.65%, 03/18/24 (a)	100,000	109,363
4.63%, 06/01/25 (a)	150,000	172,742
3.35%, 09/01/25 (a)	150,000	166,091
2.90%, 12/01/26 (a)	100,000	109,345
Southwest Airlines Co.
4.75%, 05/04/23	225,000	244,114
5.25%, 05/04/25 (a)	320,000	365,274
3.00%, 11/15/26 (a)	145,000	150,928
5.13%, 06/15/27 (a)	400,000	465,220
3.45%, 11/16/27 (a)	100,000	106,381
2.63%, 02/10/30 (a)	150,000	149,792
Union Pacific Corp.
4.16%, 07/15/22 (a)	362,000	380,972
3.65%, 02/15/24 (a)	500,000	545,025
3.15%, 03/01/24 (a)	200,000	216,380
3.25%, 01/15/25 (a)	100,000	109,933
3.75%, 07/15/25 (a)	150,000	170,216
3.00%, 04/15/27 (a)	200,000	222,240
3.95%, 09/10/28 (a)	250,000	296,977
3.70%, 03/01/29 (a)	150,000	176,159
2.40%, 02/05/30 (a)	200,000	217,280
3.60%, 09/15/37 (a)	150,000	176,054
4.38%, 09/10/38 (a)	150,000	189,586
3.55%, 08/15/39 (a)	100,000	117,314
4.05%, 11/15/45 (a)	450,000	564,345
4.05%, 03/01/46 (a)	150,000	187,617
4.30%, 03/01/49 (a)	100,000	132,472
3.25%, 02/05/50 (a)	450,000	517,882
3.80%, 10/01/51 (a)	150,000	186,703
3.88%, 02/01/55 (a)	50,000	62,001
3.95%, 08/15/59 (a)	100,000	125,608
3.84%, 03/20/60 (a)	350,000	431,865
2.97%, 09/16/62 (a)(c)	150,000	160,107
4.38%, 11/15/65 (a)	150,000	196,470
3.75%, 02/05/70 (a)	200,000	237,772
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	278,655	276,498
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	107,715	104,911
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	126,255	123,942
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	84,141	81,980
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	136,237	131,564
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/31	86,571	86,270
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/32	98,523	94,178
United Parcel Service, Inc.
2.35%, 05/16/22 (a)	250,000	257,127
2.45%, 10/01/22	350,000	363,769
2.50%, 04/01/23 (a)	250,000	262,330
2.20%, 09/01/24 (a)	100,000	106,101
3.90%, 04/01/25 (a)	150,000	169,761
3.05%, 11/15/27 (a)	250,000	283,007
3.40%, 03/15/29 (a)	100,000	116,610
4.45%, 04/01/30 (a)	250,000	315,352
6.20%, 01/15/38	195,000	306,520

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.20%, 04/01/40 (a)	100,000	143,950
4.88%, 11/15/40 (a)	250,000	348,750
3.40%, 11/15/46 (a)	100,000	121,868
3.75%, 11/15/47 (a)	150,000	192,301
4.25%, 03/15/49 (a)	100,000	135,159
3.40%, 09/01/49 (a)	100,000	123,073
5.30%, 04/01/50 (a)	300,000	463,527
		32,942,406
		821,377,895

Utility 2.3%
Electric 2.0%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	250,000	293,395
2.10%, 07/01/30 (a)	175,000	183,909
4.15%, 05/01/49 (a)	100,000	125,731
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	150,000	183,674
3.80%, 06/15/49 (a)	100,000	124,497
3.65%, 04/01/50 (a)	200,000	244,380
Alabama Power Co.
1.45%, 09/15/30 (a)	250,000	255,447
6.00%, 03/01/39	100,000	150,532
3.85%, 12/01/42	150,000	186,326
4.15%, 08/15/44 (a)	150,000	191,901
3.70%, 12/01/47 (a)	350,000	433,632
4.30%, 07/15/48 (a)	150,000	201,902
3.45%, 10/01/49 (a)	100,000	120,607
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	106,554
3.50%, 01/15/31 (a)	200,000	232,048
Ameren Illinois Co.
2.70%, 09/01/22 (a)	263,000	272,405
4.15%, 03/15/46 (a)	150,000	192,255
3.70%, 12/01/47 (a)	350,000	435,704
4.50%, 03/15/49 (a)	100,000	138,687
American Electric Power Co., Inc.
3.65%, 12/01/21	150,000	154,932
3.20%, 11/13/27 (a)	150,000	168,269
4.30%, 12/01/28 (a)	100,000	119,789
2.30%, 03/01/30 (a)	150,000	157,020
3.25%, 03/01/50 (a)	150,000	161,517
Appalachian Power Co.
3.30%, 06/01/27 (a)	100,000	111,267
7.00%, 04/01/38	100,000	156,068
4.50%, 03/01/49 (a)	100,000	131,630
3.70%, 05/01/50 (a)	200,000	239,942
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	108,917
4.50%, 04/01/42 (a)	300,000	389,982
4.25%, 03/01/49 (a)	100,000	129,811
3.35%, 05/15/50 (a)	250,000	294,167
2.65%, 09/15/50 (a)	250,000	262,060
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	117,703
Avangrid, Inc.
3.15%, 12/01/24 (a)	100,000	109,018
3.20%, 04/15/25 (a)	150,000	164,510
3.80%, 06/01/29 (a)	100,000	115,832
Avista Corp.
4.35%, 06/01/48 (a)	100,000	129,551
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (a)	100,000	106,932
6.35%, 10/01/36	100,000	153,678
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 08/15/46 (a)	150,000	176,582
3.75%, 08/15/47 (a)	150,000	185,315
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	600,000	630,540
3.75%, 11/15/23 (a)	200,000	218,216
4.05%, 04/15/25 (a)(c)	150,000	170,814
3.25%, 04/15/28 (a)	350,000	398,069
3.70%, 07/15/30 (a)(c)	350,000	415,187
6.13%, 04/01/36	298,000	446,404
5.15%, 11/15/43 (a)	100,000	140,157
4.50%, 02/01/45 (a)	250,000	328,865
3.80%, 07/15/48 (a)	150,000	184,532
4.45%, 01/15/49 (a)	300,000	408,699
4.25%, 10/15/50 (a)(c)	100,000	131,831
Black Hills Corp.
3.15%, 01/15/27 (a)	100,000	108,826
2.50%, 06/15/30 (a)	250,000	262,105
4.35%, 05/01/33 (a)	150,000	181,620
3.88%, 10/15/49 (a)	100,000	116,708
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	257,000	278,107
3.00%, 02/01/27 (a)	150,000	165,555
4.50%, 04/01/44 (a)	250,000	335,542
4.25%, 02/01/49 (a)	100,000	133,677
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	250,000	265,657
2.95%, 03/01/30 (a)	100,000	109,772
3.70%, 09/01/49 (a)	100,000	116,380
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	150,000	162,165
3.38%, 09/15/29 (a)	100,000	103,796
CMS Energy Corp.
3.45%, 08/15/27 (a)	100,000	112,745
4.88%, 03/01/44 (a)	100,000	134,191
4.75%, 06/01/50 (a)(b)	100,000	110,461
Commonwealth Edison Co.
2.95%, 08/15/27 (a)	150,000	166,853
2.20%, 03/01/30 (a)	100,000	107,761
3.80%, 10/01/42 (a)	150,000	180,159
4.60%, 08/15/43 (a)	100,000	133,324
3.70%, 03/01/45 (a)	100,000	119,868
4.35%, 11/15/45 (a)	100,000	131,251
3.65%, 06/15/46 (a)	100,000	120,800
3.75%, 08/15/47 (a)	50,000	61,738
4.00%, 03/01/48 (a)	150,000	191,531
4.00%, 03/01/49 (a)	150,000	193,608
3.20%, 11/15/49 (a)	100,000	113,542
3.00%, 03/01/50 (a)	150,000	166,101
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	50,000	59,462
3.35%, 04/01/30 (a)	100,000	115,302
5.30%, 03/01/35	230,000	308,287
5.85%, 03/15/36	150,000	208,121
4.20%, 03/15/42	450,000	552,528
4.45%, 03/15/44 (a)	230,000	295,097
4.50%, 12/01/45 (a)	150,000	195,221
3.85%, 06/15/46 (a)	200,000	239,818
3.88%, 06/15/47 (a)	150,000	180,686
4.65%, 12/01/48 (a)	100,000	135,742
4.13%, 05/15/49 (a)	100,000	126,358
3.95%, 04/01/50 (a)	250,000	309,512
4.63%, 12/01/54 (a)	100,000	136,552
4.00%, 11/15/57 (a)	100,000	124,249
4.50%, 05/15/58 (a)	100,000	135,167
3.70%, 11/15/59 (a)	100,000	118,726

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Consumers Energy Co.
3.38%, 08/15/23 (a)	330,000	354,011
3.95%, 05/15/43 (a)	330,000	413,160
4.05%, 05/15/48 (a)	100,000	131,931
4.35%, 04/15/49 (a)	100,000	138,057
2.50%, 05/01/60 (a)	200,000	204,610
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	200,000	217,234
Dominion Energy South Carolina, Inc.
6.05%, 01/15/38	100,000	149,429
5.45%, 02/01/41 (a)	100,000	143,519
5.10%, 06/01/65 (a)	100,000	160,052
Dominion Energy, Inc.
3.90%, 10/01/25 (a)	150,000	170,603
2.85%, 08/15/26 (a)	300,000	329,856
4.25%, 06/01/28 (a)	150,000	179,135
3.38%, 04/01/30 (a)	200,000	229,022
5.25%, 08/01/33	180,000	233,597
5.95%, 06/15/35	100,000	140,975
7.00%, 06/15/38	100,000	154,137
4.90%, 08/01/41 (a)	100,000	132,868
4.05%, 09/15/42 (a)	100,000	121,309
4.70%, 12/01/44 (a)	150,000	199,293
4.60%, 03/15/49 (a)	100,000	136,618
5.75%, 10/01/54 (a)(b)	150,000	165,807
DTE Electric Co.
2.25%, 03/01/30 (a)	150,000	161,319
2.63%, 03/01/31 (a)	300,000	333,210
3.70%, 03/15/45 (a)	250,000	306,235
3.75%, 08/15/47 (a)	150,000	186,449
4.05%, 05/15/48 (a)	100,000	131,606
3.95%, 03/01/49 (a)	150,000	195,794
2.95%, 03/01/50 (a)	100,000	112,178
DTE Energy Co.
0.55%, 11/01/22	200,000	200,484
2.25%, 11/01/22	250,000	258,987
3.70%, 08/01/23 (a)	150,000	162,395
3.50%, 06/01/24 (a)	200,000	217,282
2.53%, 10/01/24	100,000	106,608
1.05%, 06/01/25 (a)	200,000	202,204
2.85%, 10/01/26 (a)	300,000	328,815
3.40%, 06/15/29 (a)	100,000	113,766
2.95%, 03/01/30 (a)	100,000	110,162
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	150,000	180,044
2.45%, 08/15/29 (a)	150,000	163,689
2.45%, 02/01/30 (a)	100,000	108,170
6.45%, 10/15/32	230,000	328,155
6.05%, 04/15/38	150,000	228,033
5.30%, 02/15/40	150,000	215,447
4.25%, 12/15/41 (a)	155,000	199,488
3.75%, 06/01/45 (a)	150,000	183,144
3.88%, 03/15/46 (a)	100,000	124,532
3.70%, 12/01/47 (a)	150,000	184,835
3.95%, 03/15/48 (a)	100,000	127,144
3.20%, 08/15/49 (a)	150,000	173,676
Duke Energy Corp.
3.05%, 08/15/22 (a)	200,000	207,606
3.75%, 04/15/24 (a)	455,000	500,018
0.90%, 09/15/25 (a)	200,000	200,824
2.65%, 09/01/26 (a)	200,000	217,768
3.15%, 08/15/27 (a)	200,000	224,216
3.40%, 06/15/29 (a)	200,000	227,800
2.45%, 06/01/30 (a)	500,000	535,215
3.75%, 09/01/46 (a)	250,000	299,320
3.95%, 08/15/47 (a)	100,000	124,308
4.20%, 06/15/49 (a)	100,000	130,709
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	555,000	625,124
3.80%, 07/15/28 (a)	150,000	176,928
1.75%, 06/15/30 (a)	250,000	257,537
6.35%, 09/15/37	150,000	231,420
3.40%, 10/01/46 (a)	350,000	409,846
4.20%, 07/15/48 (a)	150,000	197,232
Duke Energy Indiana LLC
6.35%, 08/15/38	200,000	310,586
4.90%, 07/15/43 (a)	100,000	137,333
3.25%, 10/01/49 (a)	150,000	171,402
2.75%, 04/01/50 (a)	100,000	106,349
Duke Energy Ohio, Inc.
2.13%, 06/01/30 (a)	300,000	315,696
4.30%, 02/01/49 (a)	150,000	197,249
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	200,000	234,262
4.10%, 05/15/42 (a)	100,000	127,066
4.10%, 03/15/43 (a)	150,000	188,625
4.15%, 12/01/44 (a)	278,000	355,759
4.20%, 08/15/45 (a)	200,000	257,912
3.70%, 10/15/46 (a)	250,000	305,537
2.50%, 08/15/50 (a)	250,000	255,462
Edison International
2.40%, 09/15/22 (a)	100,000	101,844
3.55%, 11/15/24 (a)	100,000	107,185
4.95%, 04/15/25 (a)	150,000	168,330
5.75%, 06/15/27 (a)	100,000	117,911
4.13%, 03/15/28 (a)	100,000	109,365
El Paso Electric Co.
6.00%, 05/15/35	44,000	60,717
Emera US Finance LP
3.55%, 06/15/26 (a)	150,000	168,002
4.75%, 06/15/46 (a)	150,000	190,805
Enel Americas S.A.
4.00%, 10/25/26 (a)	100,000	111,316
Enel Chile S.A.
4.88%, 06/12/28 (a)	100,000	116,904
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	108,414
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	200,000	219,530
4.20%, 04/01/49 (a)	150,000	195,894
2.65%, 06/15/51 (a)	250,000	262,270
Entergy Corp.
0.90%, 09/15/25 (a)	250,000	250,662
2.95%, 09/01/26 (a)	150,000	165,909
2.80%, 06/15/30 (a)	250,000	272,390
Entergy Louisiana LLC
4.05%, 09/01/23 (a)	100,000	108,921
2.40%, 10/01/26 (a)	400,000	433,664
3.25%, 04/01/28 (a)	250,000	283,250
4.00%, 03/15/33 (a)	100,000	125,380
4.20%, 09/01/48 (a)	100,000	131,655
4.20%, 04/01/50 (a)	150,000	199,287
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	100,000	124,090
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	250,000	252,250
4.50%, 03/30/39 (a)	250,000	316,802
3.55%, 09/30/49 (a)	100,000	117,986
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	221,524
4.13%, 03/01/42 (a)	100,000	123,310

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.25%, 12/01/45 (a)	100,000	129,261
3.45%, 04/15/50 (a)	150,000	179,151
Evergy Metro, Inc.
4.20%, 03/15/48 (a)	300,000	384,801
Evergy, Inc.
2.45%, 09/15/24 (a)	200,000	212,006
2.90%, 09/15/29 (a)	250,000	272,270
Eversource Energy
2.75%, 03/15/22 (a)	200,000	205,752
3.80%, 12/01/23 (a)	150,000	164,264
3.15%, 01/15/25 (a)	330,000	359,878
0.80%, 08/15/25 (a)	200,000	199,648
3.30%, 01/15/28 (a)	100,000	111,908
1.65%, 08/15/30 (a)	250,000	250,080
3.45%, 01/15/50 (a)	250,000	293,057
Exelon Corp.
3.95%, 06/15/25 (a)	250,000	283,467
4.05%, 04/15/30 (a)	300,000	356,334
4.95%, 06/15/35 (a)(c)	230,000	289,512
5.63%, 06/15/35	500,000	680,540
4.45%, 04/15/46 (a)	200,000	255,944
4.70%, 04/15/50 (a)	100,000	135,477
Exelon Generation Co., LLC
3.40%, 03/15/22 (a)	400,000	413,468
4.25%, 06/15/22 (a)	150,000	157,289
3.25%, 06/01/25 (a)	250,000	269,645
6.25%, 10/01/39	262,000	310,258
5.75%, 10/01/41 (a)	100,000	114,959
Florida Power & Light Co.
2.85%, 04/01/25 (a)	150,000	163,706
5.63%, 04/01/34	150,000	217,438
5.65%, 02/01/37	100,000	144,168
5.96%, 04/01/39	200,000	308,584
5.69%, 03/01/40	300,000	452,682
5.25%, 02/01/41 (a)	250,000	360,120
4.05%, 06/01/42 (a)	250,000	320,977
3.70%, 12/01/47 (a)	100,000	125,602
3.95%, 03/01/48 (a)	100,000	131,628
4.13%, 06/01/48 (a)	250,000	335,500
3.99%, 03/01/49 (a)	250,000	329,292
3.15%, 10/01/49 (a)	100,000	117,682
Fortis, Inc.
3.06%, 10/04/26 (a)	155,000	170,219
Georgia Power Co.
2.85%, 05/15/22	150,000	155,442
2.10%, 07/30/23	200,000	208,908
2.65%, 09/15/29 (a)	150,000	164,654
4.75%, 09/01/40	150,000	196,533
4.30%, 03/15/42	150,000	189,954
4.30%, 03/15/43	100,000	126,884
3.70%, 01/30/50 (a)	100,000	122,092
Gulf Power Co.
3.30%, 05/30/27 (a)	450,000	508,126
Iberdrola International BV
6.75%, 07/15/36	100,000	153,058
Indiana Michigan Power Co.
3.75%, 07/01/47 (a)	100,000	119,097
4.25%, 08/15/48 (a)	100,000	129,286
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	100,000	110,065
2.30%, 06/01/30 (a)	200,000	213,332
6.25%, 07/15/39	150,000	221,220
3.50%, 09/30/49 (a)	100,000	114,866
Security Rate, Maturity Date	Face Amount ($)	Value ($)
ITC Holdings Corp.
2.70%, 11/15/22 (a)	200,000	208,226
3.25%, 06/30/26 (a)	100,000	111,590
5.30%, 07/01/43 (a)	100,000	134,162
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	100,000	137,641
4.38%, 10/01/45 (a)	100,000	129,712
3.30%, 06/01/50 (a)	250,000	285,770
Louisville Gas & Electric Co.
4.25%, 04/01/49 (a)	150,000	193,566
McCormick & Co., Inc.
2.90%, 03/01/50 (a)	150,000	168,255
MidAmerican Energy Co.
6.75%, 12/30/31	100,000	150,875
4.80%, 09/15/43 (a)	100,000	136,844
4.40%, 10/15/44 (a)	100,000	131,851
4.25%, 05/01/46 (a)	100,000	130,203
3.95%, 08/01/47 (a)	150,000	191,531
3.65%, 08/01/48 (a)	150,000	185,117
4.25%, 07/15/49 (a)	150,000	205,314
3.15%, 04/15/50 (a)	100,000	116,991
Mississippi Power Co.
4.25%, 03/15/42	100,000	121,044
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (a)	850,000	873,460
2.40%, 03/15/30 (a)	150,000	163,193
1.35%, 03/15/31 (a)	250,000	248,395
4.02%, 11/01/32 (a)	150,000	185,589
4.75%, 04/30/43 (a)(b)	100,000	105,057
4.40%, 11/01/48 (a)	150,000	202,221
4.30%, 03/15/49 (a)	100,000	133,325
Nevada Power Co.
3.70%, 05/01/29 (a)	250,000	294,742
6.75%, 07/01/37	100,000	153,498
3.13%, 08/01/50 (a)	100,000	111,132
NextEra Energy Capital Holdings, Inc.
3.20%, 02/25/22	150,000	155,100
2.90%, 04/01/22	250,000	258,410
3.30%, 08/15/22	100,000	104,899
3.15%, 04/01/24 (a)	250,000	269,847
2.75%, 05/01/25 (a)	400,000	433,576
3.25%, 04/01/26 (a)	100,000	111,825
3.55%, 05/01/27 (a)	250,000	285,460
3.50%, 04/01/29 (a)	150,000	172,494
2.75%, 11/01/29 (a)	150,000	164,234
2.25%, 06/01/30 (a)	300,000	314,835
4.80%, 12/01/77 (a)(b)	200,000	220,178
Northern States Power Co.
5.30%, 06/01/42 (a)	37,000	53,241
4.00%, 08/15/45 (a)	150,000	195,849
3.60%, 05/15/46 (a)	200,000	245,986
3.60%, 09/15/47 (a)	350,000	435,571
NSTAR Electric Co.
5.50%, 03/15/40	300,000	440,625
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	132,628
5.38%, 11/01/40	200,000	251,964
3.75%, 08/01/50 (a)	250,000	266,317
Ohio Edison Co.
6.88%, 07/15/36	100,000	136,717
Ohio Power Co.
2.60%, 04/01/30 (a)	200,000	220,186
4.00%, 06/01/49 (a)	50,000	63,129

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	250,000	291,250
3.30%, 03/15/30 (a)	100,000	114,755
3.25%, 04/01/30 (a)	250,000	285,380
Oncor Electric Delivery Co., LLC
2.75%, 06/01/24 (a)	250,000	268,275
2.95%, 04/01/25 (a)	100,000	109,118
0.55%, 10/01/25 (a)(c)	250,000	249,337
3.70%, 11/15/28 (a)	100,000	117,955
4.55%, 12/01/41 (a)	480,000	633,888
3.80%, 06/01/49 (a)	100,000	126,970
3.10%, 09/15/49 (a)	150,000	172,575
3.70%, 05/15/50 (a)	100,000	125,388
5.35%, 10/01/52 (a)(c)	178,000	277,765
Pacific Gas & Electric Co.
1.75%, 06/16/22 (a)	500,000	500,995
4.25%, 08/01/23 (a)	500,000	534,095
3.15%, 01/01/26	750,000	793,380
2.10%, 08/01/27 (a)	250,000	252,045
4.55%, 07/01/30 (a)	750,000	858,022
2.50%, 02/01/31 (a)	450,000	454,000
4.50%, 07/01/40	750,000	849,742
3.30%, 08/01/40 (a)	250,000	253,095
4.30%, 03/15/45 (a)	350,000	377,377
3.95%, 12/01/47 (a)	200,000	209,346
4.95%, 07/01/50 (a)	750,000	893,970
3.50%, 08/01/50 (a)	350,000	353,377
PacifiCorp
3.50%, 06/15/29 (a)	150,000	174,612
2.70%, 09/15/30 (a)	200,000	221,944
6.25%, 10/15/37	100,000	149,578
6.00%, 01/15/39	330,000	494,168
4.13%, 01/15/49 (a)	150,000	194,276
4.15%, 02/15/50 (a)	100,000	131,904
3.30%, 03/15/51 (a)	100,000	115,657
PECO Energy Co.
4.15%, 10/01/44 (a)	100,000	127,468
3.90%, 03/01/48 (a)	150,000	192,033
3.00%, 09/15/49 (a)	100,000	111,226
2.80%, 06/15/50 (a)	100,000	107,828
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	175,000	178,141
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	150,000	163,268
4.15%, 03/15/43 (a)	100,000	127,361
PPL Capital Funding, Inc.
3.40%, 06/01/23 (a)	374,000	398,243
3.10%, 05/15/26 (a)	250,000	278,085
4.13%, 04/15/30 (a)	200,000	237,624
4.00%, 09/15/47 (a)	100,000	119,571
PPL Electric Utilities Corp.
4.75%, 07/15/43 (a)	50,000	67,586
4.13%, 06/15/44 (a)	100,000	126,915
3.95%, 06/01/47 (a)	150,000	188,337
4.15%, 06/15/48 (a)	100,000	130,205
Progress Energy, Inc.
3.15%, 04/01/22 (a)	250,000	257,450
7.75%, 03/01/31	150,000	220,534
6.00%, 12/01/39	250,000	356,662
PSEG Power LLC
8.63%, 04/15/31	180,000	266,587
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	200,000	233,994
1.90%, 01/15/31 (a)	150,000	157,182
6.25%, 09/01/37	100,000	153,639
3.60%, 09/15/42 (a)	100,000	120,794
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.30%, 03/15/44 (a)	40,000	52,282
3.20%, 03/01/50 (a)	100,000	116,440
Public Service Co. of New Hampshire
3.50%, 11/01/23 (a)	200,000	216,428
3.60%, 07/01/49 (a)	150,000	183,695
Public Service Electric & Gas Co.
3.20%, 05/15/29 (a)	300,000	343,443
3.95%, 05/01/42 (a)	150,000	186,881
3.80%, 03/01/46 (a)	150,000	188,067
3.60%, 12/01/47 (a)	100,000	122,943
3.85%, 05/01/49 (a)	150,000	193,374
3.15%, 01/01/50 (a)	100,000	115,874
2.70%, 05/01/50 (a)	250,000	267,987
2.05%, 08/01/50 (a)	200,000	188,032
Public Service Enterprise Group, Inc.
2.00%, 11/15/21 (a)	200,000	202,952
2.88%, 06/15/24 (a)	100,000	107,411
0.80%, 08/15/25 (a)	250,000	250,205
1.60%, 08/15/30 (a)	200,000	198,630
Puget Energy, Inc.
4.10%, 06/15/30 (a)(c)	250,000	284,827
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	531,420
4.22%, 06/15/48 (a)	100,000	129,147
3.25%, 09/15/49 (a)	100,000	113,636
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	162,587
1.70%, 10/01/30 (a)	200,000	202,720
6.00%, 06/01/39	250,000	370,030
4.50%, 08/15/40	100,000	127,259
4.15%, 05/15/48 (a)	100,000	126,353
4.10%, 06/15/49 (a)	100,000	126,312
3.32%, 04/15/50 (a)	100,000	113,187
Sempra Energy
3.55%, 06/15/24 (a)	150,000	163,685
Southern California Edison Co.
3.40%, 06/01/23 (a)	100,000	106,930
3.50%, 10/01/23 (a)	300,000	323,334
1.20%, 02/01/26 (a)	250,000	251,550
3.65%, 03/01/28 (a)	250,000	280,502
4.20%, 03/01/29 (a)	100,000	117,743
2.85%, 08/01/29 (a)	100,000	108,577
2.25%, 06/01/30 (a)	150,000	156,087
5.55%, 01/15/37	150,000	194,631
5.95%, 02/01/38	100,000	134,750
5.50%, 03/15/40	100,000	134,724
4.50%, 09/01/40 (a)	150,000	182,747
4.05%, 03/15/42 (a)	100,000	115,791
3.90%, 03/15/43 (a)	150,000	170,001
4.65%, 10/01/43 (a)	150,000	185,808
3.60%, 02/01/45 (a)	100,000	111,184
4.00%, 04/01/47 (a)	400,000	477,744
4.13%, 03/01/48 (a)	250,000	305,002
4.88%, 03/01/49 (a)	100,000	131,050
3.65%, 02/01/50 (a)	200,000	232,594
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	114,973
5.25%, 07/15/43	50,000	61,303
4.95%, 12/15/46 (a)	100,000	119,515
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	150,000	162,425
3.90%, 04/01/45 (a)	200,000	231,302
3.85%, 02/01/48 (a)	150,000	175,313
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	196,571
3.40%, 08/15/46 (a)	150,000	172,046

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.70%, 08/15/47 (a)	100,000	120,128
3.15%, 05/01/50 (a)	250,000	279,175
Tampa Electric Co.
4.30%, 06/15/48 (a)	250,000	325,235
The AES Corp.
1.38%, 01/15/26 (a)(c)(d)	150,000	151,137
The Connecticut Light and Power Co
4.00%, 04/01/48 (a)	200,000	263,004
The Dayton Power & Light Co
3.95%, 06/15/49 (a)	100,000	113,137
The Southern Co.
2.95%, 07/01/23 (a)	250,000	265,022
3.25%, 07/01/26 (a)	300,000	336,126
3.70%, 04/30/30 (a)	250,000	290,940
4.25%, 07/01/36 (a)	150,000	186,186
4.40%, 07/01/46 (a)	250,000	323,177
4.00%, 01/15/51 (a)(b)	250,000	261,890
5.50%, 03/15/57 (a)(b)	100,000	103,847
The Toledo Edison Co.
6.15%, 05/15/37	100,000	139,067
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	200,000	199,560
4.85%, 12/01/48 (a)	50,000	68,028
4.00%, 06/15/50 (a)	100,000	124,052
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	174,224
2.95%, 03/15/30 (a)	200,000	225,452
3.90%, 09/15/42 (a)	40,000	49,286
4.00%, 04/01/48 (a)	250,000	320,175
2.63%, 03/15/51 (a)	250,000	263,792
Virginia Electric & Power Co.
3.45%, 09/01/22 (a)	350,000	365,543
2.75%, 03/15/23 (a)	100,000	104,782
3.50%, 03/15/27 (a)	250,000	286,482
3.80%, 04/01/28 (a)	150,000	177,245
2.88%, 07/15/29 (a)	250,000	281,945
6.00%, 05/15/37	300,000	444,297
8.88%, 11/15/38	150,000	278,608
4.00%, 01/15/43 (a)	100,000	127,380
4.45%, 02/15/44 (a)	100,000	136,403
4.20%, 05/15/45 (a)	100,000	132,214
3.80%, 09/15/47 (a)	150,000	193,854
4.60%, 12/01/48 (a)	150,000	216,768
3.30%, 12/01/49 (a)	350,000	421,015
WEC Energy Group, Inc.
0.55%, 09/15/23	200,000	200,722
1.38%, 10/15/27 (a)	200,000	201,264
1.80%, 10/15/30 (a)	250,000	251,070
Wisconsin Electric Power Co.
4.30%, 10/15/48 (a)	100,000	132,682
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	112,106
3.65%, 04/01/50 (a)	100,000	120,350
Wisconsin Public Service Corp.
3.35%, 11/21/21	100,000	103,025
3.67%, 12/01/42	250,000	289,957
Xcel Energy, Inc.
2.60%, 03/15/22 (a)	150,000	154,279
0.50%, 10/15/23 (a)	450,000	451,102
4.00%, 06/15/28 (a)	250,000	295,142
2.60%, 12/01/29 (a)	100,000	108,887
3.40%, 06/01/30 (a)	100,000	115,437
3.50%, 12/01/49 (a)	100,000	117,982
		98,890,429
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Natural Gas 0.2%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	125,000	138,501
1.50%, 01/15/31 (a)	250,000	251,900
4.13%, 10/15/44 (a)	300,000	380,115
4.30%, 10/01/48 (a)	100,000	134,529
4.13%, 03/15/49 (a)	100,000	130,690
3.38%, 09/15/49 (a)	100,000	117,659
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	100,000	117,626
1.75%, 10/01/30 (a)	250,000	254,707
5.85%, 01/15/41 (a)	100,000	140,648
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	349,937
3.49%, 05/15/27 (a)	250,000	282,667
2.95%, 09/01/29 (a)	100,000	110,176
3.60%, 05/01/30 (a)	200,000	232,214
1.70%, 02/15/31 (a)	350,000	349,793
5.25%, 02/15/43 (a)	195,000	267,187
4.80%, 02/15/44 (a)	409,000	544,330
3.95%, 03/30/48 (a)	100,000	123,595
ONE Gas, Inc.
2.00%, 05/15/30 (a)	200,000	210,446
4.66%, 02/01/44 (a)	100,000	132,458
4.50%, 11/01/48 (a)	100,000	131,935
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	150,000	172,718
3.64%, 11/01/46 (a)	100,000	114,529
3.35%, 06/01/50 (a)	100,000	116,409
Sempra Energy
2.90%, 02/01/23 (a)	250,000	262,420
3.75%, 11/15/25 (a)	150,000	169,973
3.25%, 06/15/27 (a)	200,000	221,632
3.40%, 02/01/28 (a)	200,000	223,832
3.80%, 02/01/38 (a)	150,000	176,012
6.00%, 10/15/39	150,000	215,829
4.00%, 02/01/48 (a)	150,000	179,583
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	54,470
2.60%, 06/15/26 (a)	130,000	140,511
2.55%, 02/01/30 (a)	100,000	108,447
3.75%, 09/15/42 (a)	150,000	177,281
4.30%, 01/15/49 (a)	350,000	461,884
3.95%, 02/15/50 (a)	100,000	127,389
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	150,000	157,614
1.75%, 01/15/31 (a)	250,000	253,120
5.88%, 03/15/41 (a)	150,000	216,148
4.40%, 06/01/43 (a)	75,000	92,827
3.95%, 10/01/46 (a)	150,000	178,778
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	263,187
4.15%, 06/01/49 (a)	100,000	123,245
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	119,050
		8,728,001
Utility Other 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	165,938
3.75%, 09/01/28 (a)	240,000	281,527
3.45%, 06/01/29 (a)	100,000	115,404
2.80%, 05/01/30 (a)	200,000	221,806
3.75%, 09/01/47 (a)	600,000	744,966
4.15%, 06/01/49 (a)	150,000	199,186
3.45%, 05/01/50 (a)	100,000	120,314

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	100,000	113,883
2.70%, 04/15/30 (a)	100,000	108,233
4.28%, 05/01/49 (a)	100,000	128,320
3.35%, 04/15/50 (a)	100,000	112,554
		2,312,131
		109,930,561
Total Corporates
(Cost $1,218,158,755)		1,337,283,443

Treasuries 36.9% of net assets
Bonds
7.25%, 08/15/22	1,000,000	1,121,387
7.63%, 11/15/22	327,600	375,595
7.13%, 02/15/23	2,500,000	2,884,668
6.25%, 08/15/23	1,375,000	1,601,499
7.50%, 11/15/24	300,000	385,828
7.63%, 02/15/25	550,000	719,168
6.88%, 08/15/25	500,000	652,500
6.00%, 02/15/26	1,310,800	1,689,498
6.75%, 08/15/26	250,000	338,906
6.50%, 11/15/26	655,300	887,394
6.63%, 02/15/27	1,196,400	1,645,611
0.38%, 07/31/27	8,200,000	8,094,297
6.38%, 08/15/27	743,300	1,028,716
0.50%, 08/31/27	9,100,000	9,049,523
6.13%, 11/15/27	1,509,500	2,082,167
5.50%, 08/15/28	980,000	1,338,006
5.25%, 11/15/28	1,188,100	1,610,711
5.25%, 02/15/29	1,795,300	2,449,603
6.13%, 08/15/29	600,000	875,344
6.25%, 05/15/30	1,450,000	2,177,605
0.63%, 08/15/30	17,100,000	16,767,352
5.38%, 02/15/31	1,760,000	2,549,662
4.50%, 02/15/36	3,858,700	5,732,883
4.75%, 02/15/37	3,830,000	5,912,562
5.00%, 05/15/37	3,120,000	4,952,512
4.38%, 02/15/38	2,377,600	3,580,517
4.50%, 05/15/38	2,010,000	3,076,242
3.50%, 02/15/39	1,755,300	2,416,417
4.25%, 05/15/39	2,129,500	3,202,402
4.50%, 08/15/39	2,323,300	3,601,660
4.38%, 11/15/39	2,375,900	3,642,180
4.63%, 02/15/40	3,048,600	4,817,979
1.13%, 05/15/40	10,000,000	9,621,094
4.38%, 05/15/40	2,677,000	4,122,580
1.13%, 08/15/40	13,300,000	12,761,766
3.88%, 08/15/40	2,509,100	3,646,036
1.38%, 11/15/40	7,500,000	7,511,719
4.25%, 11/15/40	2,573,600	3,921,925
4.75%, 02/15/41	2,900,000	4,698,227
4.38%, 05/15/41	3,113,700	4,839,128
3.75%, 08/15/41	2,503,600	3,605,966
3.13%, 11/15/41	2,581,600	3,423,444
3.13%, 02/15/42	2,930,900	3,896,265
3.00%, 05/15/42	2,305,300	3,006,976
2.75%, 08/15/42	3,368,100	4,233,018
2.75%, 11/15/42	4,610,800	5,791,597
3.13%, 02/15/43	4,232,900	5,631,741
2.88%, 05/15/43	6,172,800	7,910,347
3.63%, 08/15/43	4,692,900	6,719,280
3.75%, 11/15/43	4,552,900	6,642,610
3.63%, 02/15/44	5,362,900	7,697,018
3.38%, 05/15/44	6,493,600	9,004,797
3.13%, 08/15/44	6,838,200	9,141,819
3.00%, 11/15/44	5,753,600	7,548,004
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 02/15/45	7,307,000	8,833,478
3.00%, 05/15/45	5,868,600	7,716,750
2.88%, 08/15/45	6,288,200	8,109,322
3.00%, 11/15/45	3,918,600	5,167,041
2.50%, 02/15/46	7,157,900	8,671,684
2.50%, 05/15/46	6,267,800	7,596,769
2.25%, 08/15/46	7,795,800	9,027,293
2.88%, 11/15/46	5,848,900	7,580,723
3.00%, 02/15/47	6,836,600	9,067,575
3.00%, 05/15/47	3,019,000	4,008,902
2.75%, 08/15/47	6,875,000	8,747,363
2.75%, 11/15/47	7,950,000	10,127,555
3.00%, 02/15/48	7,150,000	9,523,465
3.13%, 05/15/48	7,500,000	10,217,578
3.00%, 08/15/48	7,950,000	10,614,492
3.38%, 11/15/48	8,600,000	12,260,375
3.00%, 02/15/49	7,850,000	10,509,187
2.88%, 05/15/49	9,750,000	12,777,832
2.25%, 08/15/49	8,800,000	10,232,750
2.38%, 11/15/49	8,050,000	9,608,430
2.00%, 02/15/50	9,220,000	10,178,016
1.25%, 05/15/50	13,050,000	12,040,664
1.38%, 08/15/50	14,200,000	13,516,625
1.63%, 11/15/50	5,900,000	5,972,828
Notes
1.38%, 01/31/22	7,900,000	8,015,414
1.50%, 01/31/22	7,519,100	7,639,817
1.88%, 01/31/22	6,674,500	6,810,597
2.00%, 02/15/22	7,455,300	7,626,102
2.50%, 02/15/22	7,000,000	7,201,250
1.13%, 02/28/22	8,500,000	8,606,748
1.75%, 02/28/22	6,760,800	6,897,997
1.88%, 02/28/22	6,000,000	6,131,602
2.38%, 03/15/22	7,200,000	7,408,406
0.38%, 03/31/22	11,500,000	11,538,184
1.75%, 03/31/22	5,252,800	5,366,576
1.88%, 03/31/22	4,500,000	4,604,590
2.25%, 04/15/22	7,500,000	7,718,262
0.13%, 04/30/22	7,500,000	7,500,439
1.75%, 04/30/22	6,385,300	6,531,838
1.88%, 04/30/22	7,550,000	7,736,391
1.75%, 05/15/22	5,319,100	5,444,182
2.13%, 05/15/22	5,500,000	5,659,092
0.13%, 05/31/22	10,300,000	10,298,793
1.75%, 05/31/22	7,010,000	7,179,773
1.88%, 05/31/22	5,393,600	5,534,234
1.75%, 06/15/22	9,000,000	9,222,891
0.13%, 06/30/22	8,400,000	8,398,359
1.75%, 06/30/22	6,000,000	6,152,812
2.13%, 06/30/22	6,000,000	6,188,203
1.75%, 07/15/22	5,000,000	5,130,371
0.13%, 07/31/22	6,700,000	6,698,037
1.88%, 07/31/22	5,800,000	5,967,090
2.00%, 07/31/22	4,538,200	4,678,335
1.50%, 08/15/22	3,500,000	3,581,143
1.63%, 08/15/22	3,819,100	3,915,846
0.13%, 08/31/22	9,400,000	9,396,695
1.63%, 08/31/22	6,127,000	6,285,321
1.88%, 08/31/22	4,470,000	4,604,798
1.50%, 09/15/22	6,700,000	6,861,742
0.13%, 09/30/22	7,500,000	7,497,217
1.75%, 09/30/22	6,298,900	6,484,299
1.88%, 09/30/22	5,500,000	5,673,916
1.38%, 10/15/22	5,600,000	5,728,516
0.13%, 10/31/22	9,600,000	9,595,875
1.88%, 10/31/22	3,466,200	3,580,612
2.00%, 10/31/22	6,000,000	6,212,461
1.63%, 11/15/22	9,954,400	10,241,950
0.13%, 11/30/22	12,000,000	11,994,609

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 11/30/22	10,471,600	10,857,740
1.63%, 12/15/22	6,100,000	6,283,238
2.13%, 12/31/22	10,660,800	11,097,643
1.50%, 01/15/23	5,000,000	5,142,578
1.75%, 01/31/23	3,910,800	4,045,998
2.38%, 01/31/23	6,500,000	6,811,797
1.38%, 02/15/23	5,900,000	6,058,332
2.00%, 02/15/23	9,414,600	9,795,965
1.50%, 02/28/23	5,793,600	5,967,861
2.63%, 02/28/23	5,500,000	5,804,004
0.50%, 03/15/23	8,300,000	8,364,844
1.50%, 03/31/23	6,600,000	6,806,250
2.50%, 03/31/23	5,500,000	5,799,707
0.25%, 04/15/23	8,000,000	8,017,500
1.63%, 04/30/23	5,260,800	5,446,572
2.75%, 04/30/23	5,200,000	5,524,391
0.13%, 05/15/23	8,200,000	8,192,953
1.75%, 05/15/23	9,184,400	9,542,089
1.63%, 05/31/23	4,329,900	4,487,705
2.75%, 05/31/23	5,600,000	5,960,281
0.25%, 06/15/23	8,200,000	8,216,976
1.38%, 06/30/23	4,913,000	5,066,339
2.63%, 06/30/23	5,500,000	5,848,262
0.13%, 07/15/23	8,500,000	8,489,375
1.25%, 07/31/23	6,500,000	6,686,875
2.75%, 07/31/23	4,800,000	5,129,625
0.13%, 08/15/23	9,700,000	9,687,117
2.50%, 08/15/23	8,402,200	8,932,261
1.38%, 08/31/23	5,500,000	5,681,328
2.75%, 08/31/23	4,800,000	5,138,625
0.13%, 09/15/23	10,500,000	10,484,004
1.38%, 09/30/23	4,574,500	4,729,783
2.88%, 09/30/23	5,200,000	5,596,094
0.13%, 10/15/23	2,100,000	2,096,473
1.63%, 10/31/23	3,950,000	4,116,332
2.88%, 10/31/23	5,600,000	6,038,594
0.25%, 11/15/23	14,000,000	14,026,797
2.75%, 11/15/23	10,038,200	10,799,299
2.13%, 11/30/23	3,700,000	3,915,207
2.88%, 11/30/23	2,200,000	2,376,945
2.25%, 12/31/23	3,075,200	3,270,043
2.63%, 12/31/23	5,750,000	6,179,678
2.25%, 01/31/24	4,324,500	4,604,917
2.50%, 01/31/24	7,000,000	7,509,414
2.75%, 02/15/24	8,450,000	9,140,193
2.13%, 02/29/24	5,464,100	5,803,472
2.38%, 02/29/24	5,000,000	5,351,367
2.13%, 03/31/24	11,254,400	11,969,230
2.00%, 04/30/24	5,500,000	5,833,867
2.25%, 04/30/24	8,750,000	9,355,322
2.50%, 05/15/24	10,757,600	11,602,240
2.00%, 05/31/24	9,100,000	9,664,129
1.75%, 06/30/24	7,100,000	7,484,953
2.00%, 06/30/24	4,750,000	5,050,215
1.75%, 07/31/24	7,600,000	8,019,187
2.13%, 07/31/24	5,000,000	5,344,336
2.38%, 08/15/24	12,426,900	13,406,975
1.25%, 08/31/24	6,100,000	6,327,559
1.88%, 08/31/24	5,165,000	5,478,733
1.50%, 09/30/24	6,300,000	6,598,512
2.13%, 09/30/24	4,750,000	5,088,623
1.50%, 10/31/24	7,300,000	7,651,883
2.25%, 10/31/24	5,400,000	5,818,078
2.25%, 11/15/24	11,426,900	12,320,073
1.50%, 11/30/24	7,710,000	8,086,766
2.13%, 11/30/24	5,500,000	5,906,055
1.75%, 12/31/24	5,700,000	6,040,219
2.25%, 12/31/24	4,600,000	4,968,898
1.38%, 01/31/25	7,100,000	7,418,945
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 01/31/25	4,500,000	4,913,437
2.00%, 02/15/25	10,798,900	11,570,853
1.13%, 02/28/25	5,650,000	5,847,750
2.75%, 02/28/25	5,250,000	5,794,893
0.50%, 03/31/25	7,100,000	7,159,629
2.63%, 03/31/25	3,700,000	4,070,000
0.38%, 04/30/25	8,000,000	8,022,500
2.88%, 04/30/25	5,300,000	5,897,285
2.13%, 05/15/25	9,921,600	10,716,878
0.25%, 05/31/25	6,900,000	6,879,516
2.88%, 05/31/25	4,600,000	5,125,586
0.25%, 06/30/25	9,000,000	8,968,008
2.75%, 06/30/25	3,850,000	4,274,703
0.25%, 07/31/25	9,600,000	9,563,250
2.88%, 07/31/25	4,500,000	5,029,980
2.00%, 08/15/25	11,607,400	12,510,601
0.25%, 08/31/25	9,600,000	9,559,500
2.75%, 08/31/25	4,400,000	4,899,641
0.25%, 09/30/25	7,400,000	7,365,023
3.00%, 09/30/25	3,900,000	4,395,727
0.25%, 10/31/25	10,400,000	10,347,594
3.00%, 10/31/25	5,100,000	5,757,023
2.25%, 11/15/25	10,580,200	11,562,175
0.38%, 11/30/25	12,000,000	12,008,906
2.88%, 11/30/25	4,600,000	5,172,125
2.63%, 12/31/25	4,400,000	4,899,125
2.63%, 01/31/26	4,400,000	4,905,141
1.63%, 02/15/26	10,545,800	11,219,742
2.50%, 02/28/26	6,000,000	6,656,953
2.25%, 03/31/26	6,100,000	6,694,750
2.38%, 04/30/26	4,200,000	4,642,312
1.63%, 05/15/26	11,424,500	12,168,431
2.13%, 05/31/26	4,700,000	5,135,484
1.88%, 06/30/26	4,950,000	5,343,486
1.88%, 07/31/26	5,500,000	5,940,859
1.50%, 08/15/26	11,571,600	12,255,952
1.38%, 08/31/26	5,600,000	5,891,375
1.63%, 09/30/26	4,000,000	4,266,562
1.63%, 10/31/26	4,800,000	5,121,187
2.00%, 11/15/26	10,473,900	11,407,959
1.63%, 11/30/26	4,900,000	5,229,602
1.75%, 12/31/26	5,000,000	5,376,953
1.50%, 01/31/27	4,700,000	4,983,285
2.25%, 02/15/27	8,942,600	9,894,498
1.13%, 02/28/27	3,000,000	3,111,680
0.63%, 03/31/27	5,350,000	5,380,721
0.50%, 04/30/27	6,600,000	6,582,211
2.38%, 05/15/27	11,000,000	12,286,055
0.50%, 05/31/27	7,300,000	7,274,336
0.50%, 06/30/27	9,600,000	9,561,750
2.25%, 08/15/27	10,942,000	12,154,168
0.38%, 09/30/27	9,800,000	9,655,297
0.50%, 10/31/27	10,900,000	10,820,805
2.25%, 11/15/27	10,000,000	11,129,687
0.63%, 11/30/27	11,000,000	11,007,734
2.75%, 02/15/28 (h)	11,850,000	13,631,203
2.88%, 05/15/28	11,650,000	13,544,035
2.88%, 08/15/28	12,950,000	15,096,867
3.13%, 11/15/28 (h)	13,050,000	15,510,129
2.63%, 02/15/29	11,700,000	13,482,422
2.38%, 05/15/29	10,750,000	12,197,891
1.63%, 08/15/29	9,400,000	10,098,391
1.75%, 11/15/29	6,000,000	6,516,562
1.50%, 02/15/30	8,000,000	8,506,875
0.63%, 05/15/30	14,805,000	14,551,696
0.88%, 11/15/30	9,000,000	9,027,422
Total Treasuries
(Cost $1,702,168,728)		1,799,215,650

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Government Related 6.2% of net assets

Agency 2.6%
Foreign 1.0%
Austria 0.0%
Oesterreichische Kontrollbank AG
2.38%, 10/01/21	450,000	458,073
2.63%, 01/31/22	250,000	256,990
1.63%, 09/17/22	200,000	204,974
2.88%, 03/13/23	250,000	264,717
1.50%, 02/12/25	350,000	365,260
0.38%, 09/17/25	500,000	496,980
		2,046,994
British Virgin Islands 0.0%
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	400,000	416,448
2.88%, 09/30/29 (a)	200,000	209,216
3.30%, 09/30/49 (a)	200,000	214,194
		839,858
Canada 0.1%
CNOOC Finance 2014 ULC
4.25%, 04/30/24	250,000	273,380
CNOOC Petroleum North America ULC
5.88%, 03/10/35	195,000	268,946
6.40%, 05/15/37	150,000	216,686
7.50%, 07/30/39	100,000	163,695
Export Development Canada
1.38%, 10/21/21	250,000	252,617
2.00%, 05/17/22	150,000	153,924
1.75%, 07/18/22	400,000	409,880
2.50%, 01/24/23	150,000	157,277
1.38%, 02/24/23	350,000	358,823
2.75%, 03/15/23	200,000	211,450
2.63%, 02/21/24	250,000	268,675
		2,735,353
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/21	250,000	253,303
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	246,000	274,516
4.13%, 01/16/25	250,000	270,868
5.38%, 06/26/26 (a)	250,000	286,548
6.88%, 04/29/30 (a)	350,000	444,811
7.38%, 09/18/43	75,000	101,351
5.88%, 05/28/45	450,000	535,869
		1,913,963
Germany 0.4%
FMS Wertmanagement
1.38%, 06/08/21 (i)	350,000	352,177
2.00%, 08/01/22 (i)	450,000	463,307
2.75%, 03/06/23 (i)	200,000	211,272
Kreditanstalt Fuer Wiederaufbau
1.50%, 06/15/21 (i)	1,133,000	1,141,124
2.38%, 08/25/21 (i)	374,000	380,006
1.75%, 09/15/21 (i)	150,000	151,869
2.00%, 11/30/21 (i)	450,000	458,132
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.13%, 12/15/21 (i)	650,000	669,675
2.63%, 01/25/22 (i)	500,000	513,945
2.50%, 02/15/22 (i)	775,000	796,491
2.13%, 03/07/22 (i)	500,000	512,215
2.13%, 06/15/22 (i)	650,000	669,253
1.75%, 08/22/22 (i)	200,000	205,322
2.00%, 09/29/22 (i)	1,000,000	1,032,750
2.00%, 10/04/22 (i)	100,000	103,282
2.38%, 12/29/22 (i)	650,000	679,152
2.13%, 01/17/23 (i)	1,250,000	1,300,462
1.63%, 02/15/23 (i)	750,000	773,122
0.25%, 10/19/23 (i)	1,000,000	1,000,220
2.63%, 02/28/24 (i)	950,000	1,022,019
1.38%, 08/05/24 (i)	550,000	571,340
2.50%, 11/20/24 (i)	1,030,000	1,117,890
2.00%, 05/02/25 (i)	450,000	481,662
0.38%, 07/18/25 (i)	1,250,000	1,247,075
2.88%, 04/03/28 (i)	750,000	865,065
1.75%, 09/14/29 (i)	400,000	429,752
0.00%, 06/29/37 (i)(j)	250,000	200,263
Landwirtschaftliche Rentenbank
1.75%, 09/24/21 (i)	150,000	151,917
2.25%, 10/01/21 (i)	250,000	254,243
2.00%, 12/06/21 (i)	250,000	254,533
2.00%, 01/13/25 (i)	300,000	319,326
0.50%, 05/27/25 (i)	300,000	300,747
2.38%, 06/10/25 (i)	750,000	814,410
1.75%, 07/27/26 (i)	250,000	266,445
0.88%, 09/03/30 (i)	500,000	495,650
		20,206,113
Japan 0.2%
Japan Bank for International Cooperation
3.13%, 07/20/21	250,000	254,463
1.50%, 07/21/21	500,000	503,885
2.50%, 06/01/22	200,000	206,462
2.38%, 11/16/22	250,000	259,960
1.75%, 01/23/23	350,000	360,370
0.63%, 05/22/23	600,000	603,750
3.25%, 07/20/23	400,000	430,040
0.38%, 09/15/23	500,000	500,135
3.38%, 10/31/23	500,000	542,870
2.50%, 05/23/24	750,000	802,582
3.00%, 05/29/24	200,000	217,532
1.75%, 10/17/24	200,000	209,494
2.50%, 05/28/25	250,000	271,013
2.75%, 01/21/26	200,000	220,810
1.88%, 07/21/26	200,000	212,434
2.25%, 11/04/26	300,000	325,401
2.88%, 06/01/27	200,000	225,320
2.88%, 07/21/27	200,000	225,704
2.75%, 11/16/27	200,000	224,786
3.25%, 07/20/28	200,000	233,858
3.50%, 10/31/28	200,000	238,454
2.00%, 10/17/29	200,000	215,786
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	215,830
2.75%, 04/27/27	200,000	223,424
1.00%, 07/22/30	380,000	376,196
		8,100,559
Netherlands 0.0%
Syngenta Finance N.V.
3.13%, 03/28/22	100,000	101,961

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Norway 0.1%
Equinor A.S.A.
2.75%, 11/10/21	150,000	153,501
3.15%, 01/23/22	200,000	206,452
2.45%, 01/17/23	100,000	104,504
2.65%, 01/15/24	150,000	159,401
3.70%, 03/01/24	393,000	431,950
2.88%, 04/06/25 (a)	100,000	108,781
3.00%, 04/06/27 (a)	200,000	222,330
3.63%, 09/10/28 (a)	150,000	174,870
3.13%, 04/06/30 (a)	250,000	282,548
3.63%, 04/06/40 (a)	100,000	120,110
5.10%, 08/17/40	114,000	159,237
4.25%, 11/23/41	100,000	126,131
3.95%, 05/15/43	150,000	183,834
4.80%, 11/08/43	100,000	135,245
3.25%, 11/18/49 (a)	150,000	167,006
3.70%, 04/06/50 (a)	250,000	302,017
		3,037,917
Republic of Korea 0.1%
Export-Import Bank of Korea
2.75%, 01/25/22	350,000	359,363
4.00%, 01/14/24	500,000	550,820
2.38%, 06/25/24	200,000	211,800
2.88%, 01/21/25	400,000	434,488
0.75%, 09/21/25	500,000	499,465
3.25%, 11/10/25	750,000	839,962
1.25%, 09/21/30	500,000	493,320
The Korea Development Bank
3.00%, 09/14/22	488,000	510,394
2.13%, 10/01/24	250,000	263,230
3.00%, 01/13/26	200,000	221,970
		4,384,812
Sweden 0.1%
Svensk Exportkredit AB
2.38%, 03/09/22	500,000	513,410
1.63%, 11/14/22	200,000	205,206
2.88%, 03/14/23	750,000	793,507
0.25%, 09/29/23	200,000	199,636
1.75%, 12/12/23	500,000	521,375
0.38%, 07/30/24	400,000	399,628
0.63%, 05/14/25	275,000	276,015
0.50%, 08/26/25	350,000	348,751
		3,257,528
		46,878,361
U.S. 1.6%
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	800,000	866,088
4.38%, 05/02/28	250,000	287,770
Fannie Mae
2.00%, 01/05/22	100,000	102,052
2.25%, 04/12/22	3,500,000	3,600,765
1.38%, 09/06/22	500,000	511,080
2.38%, 01/19/23	2,100,000	2,198,133
0.25%, 05/22/23	3,000,000	3,003,270
2.50%, 02/05/24	1,300,000	1,392,781
2.63%, 09/06/24	1,830,000	1,993,144
1.63%, 01/07/25	3,500,000	3,681,300
2.13%, 04/24/26	1,000,000	1,086,890
1.88%, 09/24/26	1,000,000	1,075,320
6.03%, 10/08/27	164,000	221,590
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.63%, 11/15/30	2,180,000	3,314,734
5.63%, 07/15/37	500,000	802,930
Federal Home Loan Bank
1.63%, 12/20/21	3,200,000	3,250,976
0.25%, 06/03/22	5,000,000	5,007,850
1.88%, 12/09/22	1,640,000	1,696,482
1.38%, 02/17/23	1,000,000	1,026,000
2.50%, 02/13/24	1,300,000	1,394,497
1.50%, 08/15/24	4,000,000	4,186,120
3.25%, 11/16/28	2,850,000	3,398,140
5.50%, 07/15/36	330,000	512,622
Federal Home Loan Mortgage Corp.
0.13%, 07/25/22	1,000,000	999,700
0.13%, 10/16/23	2,500,000	2,494,300
0.25%, 11/06/23	3,500,000	3,501,155
0.38%, 09/23/25	2,000,000	1,991,720
Federal National Mortgage Association
0.25%, 07/10/23	2,000,000	2,001,540
0.25%, 11/27/23	1,000,000	1,000,320
0.38%, 08/25/25	1,500,000	1,494,600
0.50%, 11/07/25	2,000,000	2,002,200
0.75%, 10/08/27	500,000	499,850
0.88%, 08/05/30	1,000,000	980,520
Freddie Mac
2.38%, 01/13/22	1,800,000	1,845,342
2.75%, 06/19/23	500,000	532,345
0.25%, 06/26/23	4,000,000	4,004,440
0.25%, 08/24/23	5,000,000	5,004,050
1.50%, 02/12/25	4,000,000	4,190,440
6.75%, 03/15/31	200,000	308,964
6.25%, 07/15/32	1,100,000	1,707,640
Tennessee Valley Authority
2.88%, 09/15/24	500,000	548,145
4.65%, 06/15/35	655,000	907,463
4.63%, 09/15/60	150,000	233,684
		80,858,952
		127,737,313

Local Authority 0.9%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	350,000	442,323
8.50%, 12/01/29	100,000	159,613
Province of Alberta
3.35%, 11/01/23	359,000	389,472
2.95%, 01/23/24	250,000	269,545
1.88%, 11/13/24	350,000	368,343
1.00%, 05/20/25	400,000	406,264
3.30%, 03/15/28	500,000	577,500
1.35%, 05/28/30	250,000	255,465
1.30%, 07/22/30	650,000	649,168
Province of British Columbia
2.65%, 09/22/21	100,000	101,943
2.00%, 10/23/22	350,000	361,522
1.75%, 09/27/24	400,000	421,040
2.25%, 06/02/26	150,000	163,416
Province of Manitoba
3.05%, 05/14/24	324,000	351,799
2.13%, 06/22/26	330,000	354,509
Province of New Brunswick
3.63%, 02/24/28	150,000	175,040

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Province of Ontario
2.50%, 09/10/21	200,000	203,450
2.40%, 02/08/22	250,000	256,342
2.55%, 04/25/22	600,000	619,038
2.25%, 05/18/22	400,000	411,476
2.45%, 06/29/22	200,000	206,776
2.20%, 10/03/22	400,000	413,892
1.75%, 01/24/23	600,000	618,282
3.40%, 10/17/23	450,000	488,916
3.05%, 01/29/24	500,000	541,505
3.20%, 05/16/24	200,000	218,998
2.50%, 04/27/26	200,000	219,422
2.30%, 06/15/26	200,000	217,216
1.05%, 05/21/27	250,000	252,683
2.00%, 10/02/29	200,000	214,540
1.13%, 10/07/30	500,000	496,025
Province of Quebec
2.75%, 08/25/21	100,000	101,858
2.38%, 01/31/22	700,000	717,381
2.63%, 02/13/23	250,000	262,502
2.50%, 04/09/24	150,000	160,469
2.88%, 10/16/24	300,000	327,714
1.50%, 02/11/25	350,000	364,185
0.60%, 07/23/25	1,200,000	1,203,156
2.50%, 04/20/26	250,000	273,450
2.75%, 04/12/27	200,000	223,488
7.50%, 09/15/29	421,000	640,501
		15,100,227
U.S. 0.6%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	100,000	142,921
8.08%, 02/15/50	250,000	456,942
Bay Area Toll Authority
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	682,676
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	418,262
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,482,376
7.55%, 04/01/39	400,000	698,902
7.30%, 10/01/39	500,000	833,465
7.35%, 11/01/39	200,000	330,904
California State University
Series 2017B
3.90%, 11/01/47 (a)	50,000	58,967
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010
6.40%, 01/01/40	100,000	149,342
RB Series 2018C
4.47%, 01/01/49	150,000	186,866
Chicago Transit Authority
RB Bonds (Pension Funding) Series 2008
6.90%, 12/01/40	750,000	1,065,172
City of Atlanta GA Water & Wastewater Revenue
Wstwtr Revenu Atlutl 11/35 Fixed 2.257
2.26%, 11/01/35 (a)	125,000	128,932
Security Rate, Maturity Date	Face Amount ($)	Value ($)
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	146,640
City of San Antonio TX Electric & Gas Systems
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	190,000	286,267
City of San Antonio TX Electric & Gas Systems Revenue
2.91%, 02/01/48 (a)	125,000	128,096
City of San Francisco CA Public Utilities Commission
RB Series 2020A
3.30%, 11/01/39 (a)	150,000	161,141
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	142,913
GO Series 2019D
2.66%, 09/01/39	145,000	159,252
2.81%, 09/01/43	100,000	107,276
GO Series 2019H
2.90%, 09/01/49	100,000	109,565
GO Series 2020C
2.51%, 07/01/41 (a)	100,000	101,632
Commonwealth of Massachusetts Transportation Fund
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	144,167
Commonwealth of Pennsylvania Financing Authority
RB Series 2016A
4.14%, 06/01/38	200,000	237,510
Connecticut
GO (Teachers’ Retirement Fund) Series 2008A
5.85%, 03/15/32	250,000	345,462
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	244,197
County of Miami-Dade FL Water & Sewer System
RB Series 2019C
3.49%, 10/01/42 (a)	100,000	107,345
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2009B
6.00%, 12/01/44	140,000	211,260
Dallas County Hospital District
GO (Build America Bonds) Series 2009C
5.62%, 08/15/44	100,000	146,372
Dallas/Fort Worth International Airport
RB Series 2019A
2.99%, 11/01/38	100,000	106,425
RB Series 2020C
3.09%, 11/01/40 (a)	250,000	256,970
2.92%, 11/01/50	250,000	252,733
East Bay Municipal Utility District Water System
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	505,725
Foothill-Eastern Transportation Corridor Agency
RB Series 2019A
3.92%, 01/15/53 (a)	100,000	103,419
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	140,485

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,037,000	1,058,248
GO Bonds (Pension Funding) Series 2010
6.73%, 04/01/35	110,000	121,367
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	490,000	566,563
Los Angeles Community College District/CA
1.61%, 08/01/28	125,000	128,656
2.11%, 08/01/32 (a)	250,000	258,016
Los Angeles Department of Water & Power Power System
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	337,300
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	250,000	345,098
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	500,000	739,010
Maryland Health & Higher Educational Facilities Authority
RB Series 2020D
3.05%, 07/01/40 (a)	150,000	153,765
3.20%, 07/01/50	150,000	152,416
Massachusetts School Building Authority
RB Series 2020B
1.75%, 08/15/30	500,000	505,526
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Build America Bonds) Series 2016B
4.05%, 07/01/26 (a)	130,000	147,641
Metropolitan Transportation Authority
RB (Build America Bonds) Series 2009
7.34%, 11/15/39	200,000	319,045
RB (Build America Bonds) Series 2010E
6.81%, 11/15/40	330,000	414,303
Michigan Finance Authority
RB Series 2019T
3.38%, 12/01/40	200,000	222,701
Michigan State Building Authority
2.71%, 10/15/40 (a)	250,000	254,506
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.64%, 04/01/57	148,000	222,447
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	148,000	223,695
New Jersey Economic Development Authority
RB Bonds (Pension Funding) Series 1997A
7.43%, 02/15/29	250,000	313,039
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	370,555
RB Series 2019B
4.13%, 06/15/42	200,000	200,140
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	150,000	251,249
Security Rate, Maturity Date	Face Amount ($)	Value ($)
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	570,797
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2010
5.57%, 11/01/38	200,000	270,327
New York City Water & Sewer System
RB (Build America Bonds) Series 2010
5.72%, 06/15/42	125,000	195,315
New York City Water & Sewer System
Water System RB (Build America Bonds) Series 2010
6.01%, 06/15/42	250,000	401,442
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	69,439
RB Series 2009F
5.63%, 03/15/39	100,000	131,723
RB Series 2019B
3.14%, 07/01/43	100,000	105,834
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	100,000	128,928
North Texas Tollway Authority
RB (Build America Bonds) Series 2009
6.72%, 01/01/49	150,000	257,959
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	430,000	542,345
Oregon School Boards Association
GO Bonds (Pension Funding) Series 2002B
5.55%, 06/30/28	200,000	245,326
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	212,016
Consolidated Bonds 165th Series
5.65%, 11/01/40	100,000	141,374
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	273,386
Consolidated Bonds 181th Series
4.96%, 08/01/46	100,000	133,853
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	233,164
Consolidated Bonds AAA Series
1.09%, 07/01/23	400,000	404,426
RB (Build America Bonds) Series 2012
4.46%, 10/01/62	450,000	586,228
Regional Transportation District Sales Tax Revenue
RB (Build America Bonds) Series 2010B
5.84%, 11/01/50	50,000	81,196
Rutgers The State University of New Jersey
GO Series 2019P
3.92%, 05/01/19 (a)	100,000	116,249
Sales Tax Securitization Corp.
RB Series 2018B
3.82%, 01/01/48	150,000	155,381
San Diego County Regional Transportation Commission
RB Series 2019A
3.25%, 04/01/48 (a)	150,000	157,408
San Jose Redevelopment Agency Successor Agency
Tax Allocation Series 2017A-T
3.38%, 08/01/34 (a)	100,000	107,720

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	100,000	128,590
State Board of Administration Finance Corp.
1.26%, 07/01/25	300,000	305,750
1.71%, 07/01/27	400,000	411,506
2.15%, 07/01/30	400,000	417,274
State of California
GO Bonds
7.60%, 11/01/40	300,000	536,305
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	100,000	112,785
Texas
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	858,591
Texas Private Activity Bond Surface Transportation Corp.
RB Series 2019B
3.92%, 12/31/49	150,000	164,601
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	400,000	403,548
The Ohio State University
RB (Build America Bonds) Series 2010
4.91%, 06/01/40	300,000	420,412
RB Series 2016A
3.80%, 12/01/46	100,000	124,613
University of California
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	500,000	719,500
RB Series 2012AD
4.86%, 05/15/12	100,000	140,183
RB Series 2015AQ
4.77%, 05/15/15	150,000	207,749
RB Series 2020BG
1.32%, 05/15/27 (a)	195,000	196,356
1.61%, 05/15/30 (a)	250,000	250,872
University of Pittsburgh-of the Commonwealth System of Higher Education
GO Bonds Series 2019A
3.56%, 09/15/19 (a)	100,000	112,269
University of Virginia
RB Series 2017C
4.18%, 09/01/17 (a)	100,000	127,319
RB Series 2020
2.26%, 09/01/50 (a)	400,000	392,148
Westchester County Local Development Corp.
RB Series 2020
3.85%, 11/01/50 (a)	250,000	256,223
		29,894,295
		44,994,522

Sovereign 1.2%
Canada 0.0%
Canada Government International Bond
2.63%, 01/25/22	550,000	565,340
2.00%, 11/15/22	300,000	310,473
1.63%, 01/22/25	650,000	683,111
		1,558,924
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Chile 0.1%
Chile Government International Bond
3.13%, 01/21/26	200,000	221,090
3.24%, 02/06/28 (a)	450,000	505,503
2.45%, 01/31/31 (a)	300,000	318,633
2.55%, 01/27/32 (a)	400,000	426,396
3.63%, 10/30/42	150,000	173,673
3.86%, 06/21/47	200,000	240,768
3.50%, 01/25/50 (a)	200,000	228,708
		2,114,771
Colombia 0.1%
Colombia Government International Bond
4.38%, 07/12/21	200,000	204,938
2.63%, 03/15/23 (a)	200,000	205,926
4.00%, 02/26/24 (a)	300,000	322,419
8.13%, 05/21/24	250,000	304,240
4.50%, 01/28/26 (a)	300,000	336,078
3.88%, 04/25/27 (a)	300,000	329,397
4.50%, 03/15/29 (a)	550,000	627,588
3.00%, 01/30/30 (a)	500,000	520,455
3.13%, 04/15/31 (a)	200,000	210,048
7.38%, 09/18/37	362,000	521,399
6.13%, 01/18/41	350,000	463,239
5.63%, 02/26/44 (a)	450,000	574,646
5.00%, 06/15/45 (a)	900,000	1,085,562
5.20%, 05/15/49 (a)	200,000	250,852
4.13%, 05/15/51 (a)	500,000	547,585
		6,504,372
Hungary 0.0%
Hungary Government International Bond
5.38%, 02/21/23	500,000	551,215
5.75%, 11/22/23	300,000	343,188
5.38%, 03/25/24	300,000	343,071
7.63%, 03/29/41	150,000	268,266
		1,505,740
Indonesia 0.1%
Indonesia Government International Bond
2.95%, 01/11/23	150,000	156,531
3.50%, 01/11/28	200,000	224,154
4.10%, 04/24/28	250,000	291,035
4.75%, 02/11/29	200,000	243,622
3.40%, 09/18/29	200,000	224,664
2.85%, 02/14/30	200,000	217,446
3.85%, 10/15/30	300,000	351,708
4.35%, 01/11/48	400,000	486,804
5.35%, 02/11/49	200,000	278,830
3.70%, 10/30/49	300,000	334,572
3.50%, 02/14/50	200,000	220,358
4.45%, 04/15/70	200,000	248,412
		3,278,136
Israel 0.1%
Israel Government International Bond
4.00%, 06/30/22	200,000	211,712
2.88%, 03/16/26	200,000	220,438
3.25%, 01/17/28	200,000	228,180
2.75%, 07/03/30	350,000	387,443
4.50%, 01/30/43	200,000	264,370
4.13%, 01/17/48	200,000	257,058
3.88%, 07/03/50	300,000	359,406
4.50%, 04/03/20	200,000	266,208

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
State of Israel
2.50%, 01/15/30	200,000	217,014
3.38%, 01/15/50	350,000	387,880
		2,799,709
Italy 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	730,000	851,319
2.38%, 10/17/24	550,000	578,385
1.25%, 02/17/26	500,000	498,860
2.88%, 10/17/29	675,000	717,741
5.38%, 06/15/33	250,000	324,345
4.00%, 10/17/49	350,000	394,093
		3,364,743
Mexico 0.3%
Mexico Government International Bond
3.63%, 03/15/22	200,000	207,854
4.00%, 10/02/23	550,000	599,516
3.60%, 01/30/25	750,000	822,607
3.90%, 04/27/25 (a)	200,000	221,780
4.13%, 01/21/26	288,000	326,445
4.15%, 03/28/27	500,000	569,505
3.75%, 01/11/28	400,000	443,052
4.50%, 04/22/29	600,000	694,518
3.25%, 04/16/30 (a)	900,000	958,239
2.66%, 05/24/31 (a)	400,000	401,200
8.30%, 08/15/31	150,000	225,029
4.75%, 04/27/32 (a)	500,000	592,085
6.75%, 09/27/34	362,000	502,145
6.05%, 01/11/40	900,000	1,181,043
4.75%, 03/08/44	950,000	1,097,915
5.55%, 01/21/45	750,000	958,875
4.60%, 01/23/46	450,000	512,726
4.35%, 01/15/47	300,000	332,217
4.60%, 02/10/48	400,000	456,180
4.50%, 01/31/50 (a)	475,000	540,526
5.00%, 04/27/51 (a)	450,000	544,086
3.77%, 05/24/61 (a)	400,000	400,328
5.75%, 10/12/10	420,000	527,545
		13,115,416
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	200,000	219,388
3.75%, 03/16/25 (a)	300,000	329,127
8.88%, 09/30/27	250,000	358,737
3.88%, 03/17/28 (a)	600,000	681,576
9.38%, 04/01/29	100,000	154,449
3.16%, 01/23/30 (a)	200,000	219,720
2.25%, 09/29/32 (a)	1,000,000	1,019,210
6.70%, 01/26/36	131,000	192,742
4.50%, 05/15/47	250,000	317,598
4.50%, 04/16/50 (a)	400,000	508,144
4.30%, 04/29/53	200,000	250,274
4.50%, 04/01/56 (a)	350,000	446,155
3.87%, 07/23/60 (a)	600,000	700,092
		5,397,212
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	250,000	319,240
2.39%, 01/23/26 (a)	200,000	211,412
4.13%, 08/25/27	450,000	524,110
2.84%, 06/20/30	150,000	163,832
2.78%, 01/23/31 (a)	200,000	216,284
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.86%, 12/01/32 (a)(d)	250,000	248,580
8.75%, 11/21/33	450,000	751,842
6.55%, 03/14/37	300,000	447,693
5.63%, 11/18/50	395,000	606,222
2.78%, 12/01/60 (a)(d)	250,000	247,500
3.23%, 07/28/21 (a)(d)	250,000	247,678
		3,984,393
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	200,000	223,084
10.63%, 03/16/25	300,000	426,264
5.50%, 03/30/26	200,000	249,124
3.00%, 02/01/28	400,000	443,540
3.75%, 01/14/29	400,000	466,968
9.50%, 02/02/30	250,000	412,410
2.46%, 05/05/30	200,000	216,550
7.75%, 01/14/31	350,000	537,845
6.38%, 01/15/32	300,000	429,174
6.38%, 10/23/34	300,000	441,072
3.95%, 01/20/40	600,000	721,776
3.70%, 03/01/41	400,000	467,344
3.70%, 02/02/42	400,000	468,632
2.95%, 05/05/45	200,000	214,136
		5,717,919
Poland 0.0%
Republic of Poland Government International Bond
5.00%, 03/23/22	500,000	530,945
3.00%, 03/17/23	400,000	423,956
4.00%, 01/22/24	300,000	333,360
3.25%, 04/06/26	250,000	282,643
		1,570,904
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	200,000	218,758
5.63%, 11/03/25	100,000	123,524
2.75%, 01/19/27	250,000	274,245
2.50%, 06/19/29	200,000	221,974
4.13%, 06/10/44	200,000	273,590
		1,112,091
Uruguay 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	100,000	108,768
4.50%, 08/14/24	113,000	124,457
4.38%, 10/27/27	500,000	588,190
4.38%, 01/23/31 (a)	350,000	424,480
7.63%, 03/21/36	150,000	238,553
4.13%, 11/20/45	150,000	182,411
5.10%, 06/18/50	750,000	1,032,112
4.98%, 04/20/55	450,000	614,758
		3,313,729
		55,338,059

Supranational* 1.5%
African Development Bank
1.63%, 09/16/22	500,000	512,565
2.13%, 11/16/22	800,000	829,568
0.75%, 04/03/23	500,000	505,965
3.00%, 09/20/23	250,000	269,065
Asian Development Bank
2.00%, 02/16/22	600,000	613,104
1.88%, 02/18/22	250,000	255,063

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.63%, 04/07/22	750,000	754,425
1.88%, 07/19/22	650,000	667,725
1.88%, 08/10/22	600,000	616,914
1.75%, 09/13/22	500,000	513,690
1.63%, 01/24/23	450,000	463,500
2.75%, 03/17/23	600,000	634,506
0.25%, 07/14/23	750,000	750,015
0.25%, 10/06/23	1,000,000	999,600
2.63%, 01/30/24	450,000	483,084
1.50%, 10/18/24	400,000	417,712
2.00%, 01/22/25	851,000	906,545
0.63%, 04/29/25	400,000	403,308
0.38%, 09/03/25	1,000,000	996,260
2.00%, 04/24/26	500,000	539,040
2.63%, 01/12/27	500,000	558,490
2.50%, 11/02/27	500,000	559,000
2.75%, 01/19/28	200,000	227,518
5.82%, 06/16/28	250,000	339,273
1.75%, 09/19/29	250,000	267,770
1.88%, 01/24/30	400,000	433,124
0.75%, 10/08/30	750,000	735,757
Corp. Andina de Fomento
2.13%, 09/27/21	150,000	151,961
4.38%, 06/15/22	362,000	381,588
2.75%, 01/06/23	250,000	259,720
2.38%, 05/12/23	350,000	362,271
1.63%, 09/23/25	300,000	303,684
Council of Europe Development Bank
1.75%, 09/26/22	350,000	359,748
2.63%, 02/13/23	250,000	263,068
0.25%, 06/10/23	150,000	150,012
0.25%, 10/20/23	350,000	349,892
1.38%, 02/27/25	150,000	155,973
European Bank for Reconstruction & Development
1.50%, 11/02/21	200,000	202,360
2.13%, 03/07/22	500,000	512,055
2.75%, 03/07/23	350,000	369,793
0.25%, 07/10/23	250,000	249,978
1.63%, 09/27/24	250,000	262,183
0.50%, 05/19/25	350,000	350,847
0.50%, 11/25/25	500,000	500,520
European Investment Bank
1.38%, 09/15/21	400,000	403,796
2.13%, 10/15/21	450,000	457,636
2.88%, 12/15/21	475,000	488,300
2.25%, 03/15/22	500,000	513,250
2.63%, 05/20/22	650,000	673,133
2.38%, 06/15/22	600,000	620,040
2.25%, 08/15/22	750,000	776,092
1.38%, 09/06/22	400,000	408,260
2.00%, 12/15/22	250,000	259,130
2.50%, 03/15/23	850,000	894,157
1.38%, 05/15/23	500,000	514,030
2.88%, 08/15/23	650,000	696,254
0.25%, 09/15/23	250,000	250,125
3.13%, 12/14/23	250,000	271,698
3.25%, 01/29/24	1,000,000	1,093,810
2.63%, 03/15/24	500,000	538,415
2.25%, 06/24/24	500,000	534,665
2.50%, 10/15/24	400,000	433,552
1.88%, 02/10/25	450,000	477,819
1.63%, 03/14/25	700,000	736,533
0.63%, 07/25/25	500,000	504,645
0.38%, 12/15/25	2,000,000	1,991,840
2.13%, 04/13/26	500,000	543,115
2.38%, 05/24/27	450,000	498,856
1.63%, 10/09/29	350,000	371,805
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.88%, 05/17/30	170,000	169,102
0.75%, 09/23/30	750,000	736,380
Inter-American Development Bank
1.25%, 09/14/21	250,000	252,068
2.13%, 01/18/22	1,100,000	1,123,947
1.75%, 09/14/22	500,000	513,675
2.50%, 01/18/23	600,000	628,932
0.50%, 05/24/23	1,050,000	1,056,730
3.00%, 10/04/23	200,000	215,508
0.25%, 11/15/23	1,500,000	1,498,995
2.63%, 01/16/24	500,000	536,220
3.00%, 02/21/24	250,000	271,563
2.13%, 01/15/25	1,000,000	1,070,300
1.75%, 03/14/25	500,000	528,110
0.88%, 04/03/25	300,000	305,697
0.63%, 07/15/25	400,000	403,168
2.00%, 06/02/26	524,000	564,400
2.00%, 07/23/26	300,000	323,469
2.38%, 07/07/27	350,000	386,876
0.63%, 09/16/27	1,000,000	991,990
3.13%, 09/18/28	650,000	763,795
2.25%, 06/18/29	700,000	777,217
4.38%, 01/24/44	100,000	151,206
International Bank for Reconstruction & Development
2.25%, 06/24/21	900,000	910,503
2.75%, 07/23/21	800,000	813,152
1.38%, 09/20/21	500,000	504,835
2.13%, 12/13/21	300,000	306,012
2.00%, 01/26/22	750,000	765,540
1.63%, 02/10/22	705,000	717,020
2.13%, 07/01/22	600,000	618,144
1.88%, 10/07/22	200,000	206,172
2.13%, 02/13/23	505,000	526,144
1.88%, 06/19/23	250,000	260,355
3.00%, 09/27/23	1,250,000	1,346,387
2.50%, 03/19/24	1,150,000	1,233,156
1.50%, 08/28/24	500,000	521,755
2.50%, 11/25/24	600,000	650,820
1.63%, 01/15/25	750,000	787,597
0.75%, 03/11/25	350,000	355,016
0.63%, 04/22/25	1,000,000	1,008,970
0.38%, 07/28/25	1,250,000	1,246,262
2.50%, 07/29/25	1,150,000	1,258,813
0.50%, 10/28/25	500,000	500,935
1.88%, 10/27/26	200,000	214,864
2.50%, 11/22/27	350,000	391,703
0.75%, 11/24/27	500,000	500,115
1.75%, 10/23/29	450,000	482,112
0.88%, 05/14/30	500,000	497,020
0.75%, 08/26/30	750,000	735,870
4.75%, 02/15/35	330,000	476,734
International Finance Corp.
2.00%, 10/24/22	200,000	206,776
0.50%, 03/20/23	200,000	201,236
2.88%, 07/31/23	550,000	588,093
1.38%, 10/16/24	350,000	363,839
0.38%, 07/16/25	450,000	448,592
2.13%, 04/07/26	200,000	217,124
0.75%, 08/27/30	500,000	490,535
Nordic Investment Bank
2.25%, 09/30/21	200,000	203,402
2.13%, 02/01/22	250,000	255,590
0.38%, 05/19/23	200,000	200,660
2.88%, 07/19/23	250,000	267,128
2.25%, 05/21/24	250,000	266,713
0.38%, 09/11/25	450,000	448,308

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Asian Infrastructure Investment Bank
0.25%, 09/29/23	1,000,000	999,570
2.25%, 05/16/24	400,000	426,296
0.50%, 05/28/25	500,000	500,525
		72,578,936
Total Government Related
(Cost $285,283,324)		300,648,830

Securitized 29.1% of net assets

Asset-Backed Securities 0.3%
Automobile 0.1%
Ally Auto Receivables Trust
Series 2018-3 Class A4
3.12%, 07/17/23 (a)	695,000	713,867
Ally Master Owner Trust
Series 2018-2A
3.29%, 05/15/23 (a)	200,000	202,738
Series 2018-4A
3.30%, 07/17/23 (a)	250,000	254,633
Ford Credit Auto Owner Trust
Series 2018-A Class A4
3.16%, 10/15/23 (a)	1,615,000	1,662,664
Ford Credit Floorplan Master Owner Trust A
Series 2013-5 Class A2
3.06%, 04/15/26 (a)	172,000	185,732
Nissan Auto Receivables Owner Trust
Series 2017-C Class A4
2.28%, 02/15/24 (a)	650,000	659,067
Toyota Auto Receivables Owner Trust
Series 2019-B Class A3
2.57%, 08/15/23 (a)	620,000	632,210
Series 2018-C Class A4
3.13%, 02/15/24 (a)	150,000	155,944
1.68%, 05/15/25 (a)	1,030,000	1,062,133
Credit Card 0.2%
American Express Credit Account Master Trust
Series 2018-8A
3.18%, 04/15/24 (a)	1,100,000	1,125,607
Series 2019-1A
2.87%, 10/15/24 (a)	1,200,000	1,240,683
2.00%, 04/15/25 (a)	1,000,000	1,031,256
Series 2018-2A
3.01%, 10/15/25 (a)	1,800,000	1,912,359
Capital One Multi-Asset Execution Trust
Series 2017-A6 Class A6
2.29%, 07/15/25 (a)	450,000	466,308
Series 2019-A3 Class A3
2.06%, 08/15/28 (a)	1,000,000	1,068,002
Citibank Credit Card Issuance Trust
Series 2018-A6 Class A6
3.21%, 12/07/24 (a)	600,000	635,604
Discover Card Execution Note Trust
Series 2018-A5 Class A5
3.32%, 03/15/24 (a)	500,000	512,085
Series 2018-A1 Class A1
3.03%, 08/15/25 (a)	300,000	317,690
		13,838,582

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Commercial Mortgage-Backed Securities 2.2%
Banc of America Commercial Mortgage Trust
Series 2016-UB10 Class A3
2.90%, 07/15/49 (a)	350,000	378,445
BANK
Series 2017-BNK8 Class A4
3.49%, 11/15/50 (a)	1,190,000	1,355,126
Series 2017-BNK9 Class A4
3.54%, 11/15/54 (a)	950,000	1,085,331
Series 2017-BNK7 Class A5
3.44%, 09/15/60 (a)	150,000	170,315
Series 2019-BN19 Class A3
3.18%, 08/15/61 (a)	600,000	679,695
2.40%, 03/15/63 (a)	300,000	321,658
BBCMS Mortgage Trust
Series 2017-C1 Class A2
3.19%, 02/15/50 (a)	200,000	203,841
Series 2018-C2 Class A4
4.05%, 12/15/51 (a)	449,000	531,382
Benchmark Mortgage Trust
Series 2019-B9 Class A5
4.02%, 03/15/52 (a)	100,000	118,566
Series 2019-B12 Class A5
3.12%, 08/15/52 (a)	700,000	788,067
3.72%, 03/15/62 (a)	5,090,000	5,953,871
CD Mortgage Trust
Series 2016-CD1 Class A2
2.45%, 08/10/49 (a)	289,000	290,998
Series 2016-CD2 Class A4
3.53%, 11/10/49 (a)	240,000	269,286
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (a)	402,000	450,693
Series 2016-C7 Class A3
3.84%, 12/10/54 (a)	2,200,000	2,473,425
Series 2016-C4 Class A4
3.28%, 05/10/58 (a)	430,000	472,173
Citigroup Commercial Mortgage Trust
Series 2012-GC8 Class A4
3.02%, 09/10/45 (a)	115,455	119,147
Series 2014-GC25 Class A4
3.64%, 10/10/47 (a)	253,748	277,416
Series 2016-GC36 Class A5
3.62%, 02/10/49 (a)	2,260,000	2,519,042
Series 2016-GC37 Class A4
3.31%, 04/10/49 (a)	100,000	110,251
Series 2017-C4 Class A4
3.47%, 10/12/50 (a)	5,700,000	6,446,879
COMM Mortgage Trust
Series 2012-LC4 Class A4
3.29%, 12/10/44 (a)	69,455	70,617
Series 2013-CCRE6 Class A4
3.10%, 03/10/46 (a)	300,000	313,430
Series 2014-CCRE15 Class A4
4.07%, 02/10/47 (a)(f)(k)	1,200,000	1,316,977
Series 2014-LC15 Class A4
4.01%, 04/10/47 (a)	250,000	272,992
Series 2014-CR18 Class A4
3.55%, 07/15/47 (a)	475,648	512,227
Series 2014-UBS4 Class A5
3.69%, 08/10/47 (a)	1,120,000	1,224,147
Series 2014-LC17 Class A5
3.92%, 10/10/47 (a)	45,000	49,782
Series 2014-CR20 Class A3
3.33%, 11/10/47 (a)	654,000	697,525

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2015-DC1 Class A5
3.35%, 02/10/48 (a)	500,000	543,453
Series 2015-CR24 Class A5
3.70%, 08/10/48 (a)	1,148,000	1,280,651
Series 2015-LC23 Class A4
3.77%, 10/10/48 (a)	330,000	367,294
Series 2016-CR28 Class A4
3.76%, 02/10/49 (a)	602,000	677,879
Series 2016-DC2 Class A5
3.77%, 02/10/49 (a)	300,000	336,972
Series 2015-PC1 Class ASB
3.61%, 07/10/50 (a)	908,524	964,323
Series 2013-CCRE11 Class A4
4.26%, 08/10/50 (a)	2,350,000	2,562,820
CSAIL Commercial Mortgage Trust
Series 2015-C1 Class A4
3.51%, 04/15/50 (a)	1,405,000	1,538,158
CSMC Trust
Series 2016 Class A4
3.79%, 12/15/49 (a)	2,000,000	2,253,136
Fannie Mae-ACES
Series 2014-M2 Class A2
3.51%, 12/25/23 (a)	92,427	100,219
Series 2015-M13 Class A2
2.80%, 06/25/25 (a)(f)(l)	200,000	217,096
Series 2016-M11 Class A2
2.37%, 07/25/26 (a)(f)(l)	785,000	850,310
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K021 Class A2
2.40%, 06/25/22 (a)	128,000	130,512
Series K024 Class A2
2.57%, 09/25/22 (a)	531,000	545,664
Series K027 Class A2
2.64%, 01/25/23 (a)	1,805,000	1,869,184
Series K029 Class A2
3.32%, 02/25/23 (a)(f)(m)	923,000	976,508
Series K030 Class A2
3.25%, 04/25/23 (a)(f)(m)	200,000	211,692
Series K033 Class A2
3.06%, 07/25/23 (a)	381,000	404,248
Series K034 Class A2
3.53%, 07/25/23 (a)	100,000	107,104
Series K035 Class A2
3.46%, 08/25/23 (a)(f)(m)	983,000	1,052,848
Series K725 Class A2
3.00%, 01/25/24 (a)	1,000,000	1,072,526
Series K037 Class A2
3.49%, 01/25/24 (a)	750,000	810,953
Series K727 Class A2
2.95%, 07/25/24 (a)	100,000	107,633
Series K728 Class A2
3.06%, 08/25/24 (a)(f)(m)	400,000	432,891
Series K040 Class A2
3.24%, 09/25/24 (a)	100,000	109,173
Series K042 Class A2
2.67%, 12/25/24 (a)	400,000	431,633
Series K043 Class A2
3.06%, 12/25/24 (a)	200,000	218,377
Series K044 Class A2
2.81%, 01/25/25 (a)	645,000	700,815
Series K045 Class A2
3.02%, 01/25/25 (a)	500,000	545,973
Series KS03 Class A4
3.16%, 05/25/25 (a)(f)(m)	150,000	164,636
Series K047 Class A2
3.33%, 05/25/25 (a)(f)(m)	400,000	444,816
Series K048 Class A2
3.28%, 06/25/25 (a)(f)(m)	1,150,000	1,276,689
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K733 Class A2
3.75%, 08/25/25 (a)(f)(m)	1,400,000	1,571,046
Series K052 Class A2
3.15%, 11/25/25 (a)	100,000	111,225
Series K054 Class A2
2.75%, 01/25/26 (a)	10,000	10,924
Series K735 Class A2
2.86%, 05/25/26 (a)	830,000	915,028
Series K058 Class A2
2.65%, 08/25/26 (a)	600,000	660,111
Series K061 Class A2
3.35%, 11/25/26 (a)(f)(m)	2,500,000	2,851,118
Series K062 Class A2
3.41%, 12/25/26 (a)	300,000	342,846
Series K067 Class A1
2.90%, 03/25/27 (a)	1,832,115	1,978,773
Series K064 Class A2
3.22%, 03/25/27 (a)	750,000	849,664
Series K066 Class A2
3.12%, 06/25/27 (a)	1,200,000	1,359,487
Series K074 Class A1
3.60%, 09/25/27 (a)	143,542	160,436
Series K071 Class A2
3.29%, 11/25/27 (a)	2,000,000	2,303,289
Series K070 Class A2
3.30%, 11/25/27 (a)(f)(m)	500,000	575,811
Series K072 Class A2
3.44%, 12/25/27 (a)	900,000	1,048,650
Series K074 Class A2
3.60%, 01/25/28 (a)	3,500,000	4,106,720
Series K078 Class A2
3.85%, 06/25/28 (a)	1,182,367	1,409,403
Series K083 Class A2
4.05%, 09/25/28 (a)(f)(m)	250,000	302,047
Series K085 Class A2
4.06%, 10/25/28 (a)(f)(m)	700,000	835,574
Series K087 Class A2
3.77%, 12/25/28 (a)	100,000	119,140
Series K099 Class A2
2.60%, 09/25/29 (a)	2,210,000	2,461,871
Series K-1512 Class A2
2.99%, 05/25/31 (a)	2,500,000	2,867,166
Series K154 Class A2
3.42%, 04/25/32 (a)	700,000	826,296
Series K157 Class A2
3.99%, 05/25/33 (a)	360,000	442,835
GS Mortgage Securities Trust
Series 2012-GCJ7 Class A4
3.38%, 05/10/45 (a)	551,009	558,897
Series 2014-GC20 Class A5
4.00%, 04/10/47 (a)	225,000	245,433
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (a)	200,000	218,422
Series 2015-C33 Class A3
3.50%, 12/15/48 (a)	782,456	866,366
Series 2015-C33 Class A4
3.77%, 12/15/48 (a)	2,550,000	2,864,953
JPMDB Commercial Mortgage Securities Trust
Series 2015-C32 Class A5
3.60%, 11/15/48 (a)	1,000,000	1,111,515
Series 2018-C8 Class A3
3.94%, 06/15/51 (a)	300,000	350,012
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11 Class A4
4.30%, 08/15/46 (a)(f)(m)	350,000	378,560
Series 2013-C13 Class A4
4.04%, 11/15/46 (a)	360,000	391,051

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2013-C8 Class AS
3.38%, 12/15/48 (a)	100,000	104,028
Series 2016-C28 Class A4
3.54%, 01/15/49 (a)	1,300,000	1,445,589
Morgan Stanley Capital I Trust
Series 2015-A4 Class A4
3.78%, 05/15/48 (a)	50,000	55,437
Series 2015-UBS8 Class A4
3.81%, 12/15/48 (a)	400,000	447,559
Series 2011-C3 Class A4
4.12%, 07/15/49 (a)	186,302	188,321
Morgan Stanley Capital I Trust 2020-HR8
2.04%, 07/15/53 (a)	1,000,000	1,039,272
UBS Commercial Mortgage Trust
Series 2017-C3 Class A4
3.43%, 08/15/50 (a)	200,000	224,103
Series 2017-C6 Class A5
3.58%, 12/15/50 (a)	600,000	682,582
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 Class A4
3.18%, 03/10/46 (a)	250,000	261,538
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(f)(k)	1,409,000	1,515,501
Series 2015-C28 Class A3
3.29%, 05/15/48 (a)	265,138	285,717
3.72%, 12/15/48 (a)	2,100,000	2,360,258
Series 2016-NXS6 Class ASB
2.83%, 11/15/49 (a)	350,000	370,228
3.58%, 10/15/50 (a)	1,020,000	1,158,889
Series 2017-C41 Class A4
3.47%, 11/15/50 (a)	300,000	338,494
Series 2017-C42 Class A4
3.59%, 12/15/50 (a)	1,400,000	1,602,782
Series 2018-C44 Class A5
4.21%, 05/15/51 (a)	950,000	1,124,800
Series 2019-C50 Class A5
3.73%, 05/15/52 (a)	675,000	781,178
3.04%, 10/15/52 (a)	500,000	559,899
2.73%, 02/15/53 (a)	1,200,000	1,315,885
Series 2015-C30 Class A4
3.66%, 09/15/58 (a)	200,000	223,242
Series 2016-NXS5 Class A4
3.37%, 01/15/59 (a)	700,000	749,209
Series 2016-C32 Class A4
3.56%, 01/15/59 (a)	1,200,000	1,332,932
Series 2016-NXS5 Class A6
3.64%, 01/15/59 (a)	1,330,400	1,495,845
Series 2013-C33 Class A3
3.16%, 03/15/59 (a)	144,773	156,791
WFRBS Commercial Mortgage Trust
Series 2013-C15 Class A4
4.15%, 08/15/46 (a)(f)(m)	710,000	765,974
3.90%, 12/15/46 (a)	441,531	468,299
Series 2014-C20 Class ASB
3.64%, 05/15/47 (a)	709,854	744,134
		109,672,645

Mortgage-Backed Securities Pass-Through 26.6%
Fannie Mae
4.00%, 04/01/24 to 05/01/50 (a)	80,882,537	87,924,126
4.50%, 12/01/24 to 05/01/50 (a)	32,375,994	35,867,580
3.50%, 10/01/25 to 08/01/50 (a)	117,724,751	126,169,110
3.00%, 10/01/26 to 09/01/50 (a)	142,934,126	150,755,270
2.50%, 07/01/27 to 12/01/50 (a)	94,198,802	98,644,428
2.00%, 12/01/27 to 12/01/50 (a)	49,483,222	51,488,795
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.50%, 12/01/32 to 11/01/48 (a)	4,729,142	5,534,325
5.00%, 11/01/33 to 01/01/50 (a)	9,548,342	10,789,667
6.50%, 08/01/34 to 05/01/40 (a)	210,455	254,484
6.00%, 04/01/35 to 07/01/41 (a)	1,926,546	2,278,984
1.50%, 08/01/35 to 12/01/50 (a)	7,269,750	7,400,094
Federal Home Loan Bank
2.00%, 11/01/35 (a)	2,400,000	2,499,612
1.50%, 12/01/40 to 12/01/50 (a)	3,600,000	3,644,390
2.50%, 01/01/43 (a)	280,787	299,179
Freddie Mac
2.00%, 08/01/23 to 11/01/50 (a)	45,021,307	46,812,619
4.00%, 03/01/24 to 07/01/50 (a)	38,717,062	41,899,184
3.50%, 01/01/26 to 06/01/50 (a)	59,756,940	63,927,254
3.00%, 08/01/26 to 09/01/50 (a)	84,879,482	89,364,227
2.50%, 04/01/27 to 11/01/50 (a)	67,834,871	71,014,370
6.00%, 05/01/32 to 07/01/40 (a)	1,167,136	1,383,673
5.50%, 06/01/33 to 08/01/41 (a)	2,506,273	2,938,527
5.00%, 11/01/33 to 12/01/49 (a)	5,583,175	6,339,736
4.50%, 05/01/34 to 08/01/49 (a)	17,879,324	19,841,085
1.50%, 08/01/35 to 11/01/50 (a)	4,752,274	4,862,766
6.50%, 02/01/36 (a)	121,643	146,105
Ginnie Mae
3.00%, 04/20/27 to 08/20/50 (a)	84,775,143	89,351,657
2.50%, 08/20/27 to 11/20/50 (a)	46,624,902	49,179,372
3.50%, 09/20/32 to 06/20/50 (a)	82,765,956	88,861,688
5.00%, 02/20/33 to 07/20/49 (a)	8,127,708	9,075,895
5.50%, 04/15/33 to 03/20/49 (a)	1,171,750	1,317,038
4.00%, 06/15/39 to 02/20/50 (a)	39,736,763	43,003,545
4.50%, 07/15/39 to 02/20/50 (a)	17,537,665	19,276,597
6.00%, 04/20/44 (a)	222,229	256,803
2.00%, 07/20/50 to 11/20/50 (a)	10,434,324	10,925,115
Ginnie Mae TBA
2.50%, 12/21/50 (a)(d)	1,500,000	1,580,602
3.00%, 12/21/50 (a)(d)	8,500,000	8,871,739
UMBS TBA
2.00%, 12/16/35 (a)(d)	3,000,000	3,123,968
2.50%, 12/16/35 to 12/14/50 (a)(d)	14,000,000	14,605,174
3.00%, 12/16/35 to 12/14/50 (a)(d)	5,000,000	5,229,529
2.00%, 12/14/50 (a)(d)	22,000,000	22,852,493
		1,299,590,805
Total Securitized
(Cost $1,391,789,574)		1,423,102,032

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 2.4% of net assets

Money Market Fund 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% (n)	117,920,065	117,920,065
Total Other Investment Company
(Cost $117,920,065)		117,920,065
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $27,793,906 or 0.6% of net assets.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Variable-rate security.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(i)	Guaranteed by the Republic of Germany.
(j)	Zero Coupon Bond.
(k)	Security is a type of structured MBS that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to LIBOR, CMT, or COFI. A variable interest rate can also be affected by the current WAC.
(l)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(m)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC.
(n)	The rate shown is the 7-day yield.

ACES –	Alternate Credit Enhancement Securities
CMT –	Constant Maturity Treasury is an index published by the Federal Reserve Board based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity.
COFI –	Cost of Funds Index is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities.
GO –	General obligation
LIBOR –	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
MBS –	Mortgage-Backed Security
RB –	Revenue bond
REIT –	Real Estate Investment Trust
TBA –	To-be-announced
UMBS –	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
WAC –	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

The fund owns corporate bonds of an affiliate, The Charles Schwab Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. notes owned by the fund during the period ended November 30, 2020:
	Value at 08/31/20	Gross Purchases*	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 11/30/20	Face Amount at 11/30/20	Interest Income Earned
Charles Schwab Corp., 2.65%, 01/25/23	$158,122	($794)	$—	$—	$57	$157,385	150,000	$994
Charles Schwab Corp., 4.20%, 03/24/25	174,274	(487)	—	—	(1,717)	172,070	150,000	1,575
Charles Schwab Corp., 3.85%, 05/21/25	171,406	(566)	—	—	(768)	170,072	150,000	1,444
Charles Schwab Corp., 3.20%, 01/25/28	171,118	(236)	—	—	(510)	170,372	150,000	1,200
Charles Schwab Corp., 4.00%, 02/01/29	180,172	(552)	—	—	906	180,526	150,000	1,500
Charles Schwab Corp., 3.25%, 05/22/29	231,464	(387)	—	—	(1,993)	229,084	200,000	1,625
Charles Schwab Corp., 4.63%, 03/22/30	127,599	(246)	—	—	102	127,455	100,000	1,156
Total	$1,214,155	($3,268)	$—	$—	($3,923)	$1,206,964		$9,494

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

* Amount includes amortization of premiums and/or accretion of discounts.

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020.
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates[1]	$—	$1,337,283,443	$—	$1,337,283,443
Treasuries	—	1,799,215,650	—	1,799,215,650
Government Related[1]	—	300,648,830	—	300,648,830
Securitized[1]	—	1,423,102,032	—	1,423,102,032
Other Investment Company[1]	117,920,065	—	—	117,920,065
Total	$117,920,065	$4,860,249,955	$—	$4,978,170,020
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab Short-Term Bond Index Fund

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 26.4% of net assets

Financial Institutions 11.0%
Banking 8.8%
Ally Financial, Inc.
4.13%, 02/13/22	100,000	104,179
4.63%, 05/19/22	150,000	158,682
3.05%, 06/05/23 (a)	200,000	210,976
1.45%, 10/02/23 (a)	500,000	509,905
3.88%, 05/21/24 (a)	100,000	109,191
5.13%, 09/30/24	100,000	114,851
4.63%, 03/30/25	100,000	113,863
5.80%, 05/01/25 (a)	200,000	238,072
American Express Co.
3.70%, 11/05/21 (a)	150,000	154,274
2.75%, 05/20/22 (a)	150,000	155,034
2.50%, 08/01/22 (a)	400,000	413,732
2.65%, 12/02/22	500,000	523,215
3.40%, 02/27/23 (a)	500,000	532,160
3.70%, 08/03/23 (a)	500,000	542,965
3.40%, 02/22/24 (a)	150,000	163,241
2.50%, 07/30/24 (a)	400,000	426,624
3.00%, 10/30/24 (a)	350,000	380,845
3.63%, 12/05/24 (a)	100,000	111,070
American Express Credit Corp.
2.70%, 03/03/22 (a)	450,000	462,721
Australia & New Zealand Banking Group Ltd.
2.30%, 06/01/21	500,000	505,105
2.63%, 11/09/22	250,000	261,378
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	200,000	201,006
1.13%, 09/18/25	200,000	201,038
Banco Santander S.A.
3.50%, 04/11/22	200,000	207,972
3.13%, 02/23/23	200,000	210,764
3.85%, 04/12/23	200,000	214,574
2.71%, 06/27/24	400,000	426,440
2.75%, 05/28/25	400,000	425,984
5.18%, 11/19/25	200,000	231,916
Bancolombia S.A.
3.00%, 01/29/25 (a)	200,000	206,648
BancorpSouth Bank
4.13%, 11/20/29 (a)(b)	50,000	50,823
Bank of America Corp.
5.70%, 01/24/22	300,000	318,492
2.50%, 10/21/22 (a)	400,000	407,680
3.30%, 01/11/23	750,000	795,750
3.12%, 01/20/23 (a)(b)	300,000	309,012
2.88%, 04/24/23 (a)(b)	150,000	154,973
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.82%, 07/21/23 (a)(b)	650,000	674,446
4.10%, 07/24/23	250,000	273,990
3.00%, 12/20/23 (a)(b)	1,450,000	1,523,283
4.13%, 01/22/24	500,000	553,435
3.55%, 03/05/24 (a)(b)	650,000	692,653
4.00%, 04/01/24	550,000	609,658
1.49%, 05/19/24 (a)(b)	150,000	153,392
3.86%, 07/23/24 (a)(b)	500,000	542,850
4.20%, 08/26/24	600,000	672,606
0.81%, 10/24/24 (a)(b)	750,000	753,547
4.00%, 01/22/25	550,000	616,330
3.46%, 03/15/25 (a)(b)	400,000	434,372
3.95%, 04/21/25	650,000	729,781
3.88%, 08/01/25	350,000	398,072
0.98%, 09/25/25 (a)(b)	750,000	755,197
3.09%, 10/01/25 (a)(b)	300,000	324,858
2.46%, 10/22/25 (a)(b)	750,000	795,870
3.37%, 01/23/26 (a)(b)	300,000	329,268
2.02%, 02/13/26 (a)(b)	200,000	208,696
1.32%, 06/19/26 (a)(b)	750,000	760,882
1.20%, 10/24/26 (a)(b)	750,000	756,202
Bank of America NA
3.34%, 01/25/23 (a)(b)	250,000	258,850
Bank of Montreal
1.90%, 08/27/21	150,000	151,863
2.90%, 03/26/22	850,000	879,486
2.35%, 09/11/22	150,000	155,591
2.55%, 11/06/22 (a)	150,000	156,263
3.30%, 02/05/24	300,000	325,122
2.50%, 06/28/24	200,000	213,346
1.85%, 05/01/25	350,000	367,034
4.34%, 10/05/28 (a)(b)	300,000	325,656
Barclays Bank PLC
1.70%, 05/12/22 (a)	550,000	560,120
Barclays PLC
3.20%, 08/10/21	200,000	203,764
3.68%, 01/10/23 (a)	400,000	413,028
4.61%, 02/15/23 (a)(b)	400,000	418,564
4.34%, 05/16/24 (a)(b)	400,000	431,716
4.38%, 09/11/24	400,000	441,208
3.65%, 03/16/25	425,000	466,357
3.93%, 05/07/25 (a)(b)	400,000	435,376
2.85%, 05/07/26 (a)(b)	400,000	424,996
BBVA USA
2.88%, 06/29/22 (a)	250,000	259,208
2.50%, 08/27/24 (a)	250,000	266,073
3.88%, 04/10/25 (a)	250,000	278,237
BNP Paribas S.A.
3.25%, 03/03/23	500,000	532,500
4.25%, 10/15/24	200,000	224,212

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
BPCE S.A.
4.00%, 04/15/24	250,000	277,637
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	250,000	259,020
0.95%, 06/23/23	500,000	506,335
2.61%, 07/22/23 (a)(b)	150,000	155,396
3.50%, 09/13/23	150,000	163,118
3.10%, 04/02/24	150,000	162,314
2.25%, 01/28/25	150,000	159,126
0.95%, 10/23/25	250,000	252,095
Capital One Bank USA NA
3.38%, 02/15/23	250,000	265,100
Capital One Financial Corp.
4.75%, 07/15/21	150,000	154,115
3.05%, 03/09/22 (a)	150,000	154,790
3.20%, 01/30/23 (a)	150,000	158,639
2.60%, 05/11/23 (a)	150,000	157,257
3.50%, 06/15/23	500,000	536,365
3.90%, 01/29/24 (a)	150,000	164,567
3.75%, 04/24/24 (a)	100,000	109,323
3.30%, 10/30/24 (a)	700,000	762,860
3.20%, 02/05/25 (a)	350,000	380,989
4.20%, 10/29/25 (a)	500,000	568,175
Citibank NA
3.40%, 07/23/21 (a)	250,000	254,418
3.65%, 01/23/24 (a)	500,000	546,400
Citigroup, Inc.
2.35%, 08/02/21	400,000	405,504
2.90%, 12/08/21 (a)	350,000	358,375
4.50%, 01/14/22	500,000	523,545
2.75%, 04/25/22 (a)	400,000	412,568
4.05%, 07/30/22	300,000	317,877
2.70%, 10/27/22 (a)	400,000	416,724
3.14%, 01/24/23 (a)(b)	500,000	514,845
3.50%, 05/15/23	200,000	214,112
2.88%, 07/24/23 (a)(b)	600,000	623,226
3.88%, 10/25/23	400,000	439,828
1.68%, 05/15/24 (a)(b)	250,000	256,883
4.04%, 06/01/24 (a)(b)	350,000	379,750
3.75%, 06/16/24	100,000	110,515
4.00%, 08/05/24	300,000	333,654
0.78%, 10/30/24 (a)(b)	500,000	501,585
3.88%, 03/26/25	200,000	223,296
3.35%, 04/24/25 (a)(b)	650,000	704,210
3.30%, 04/27/25	500,000	555,480
4.40%, 06/10/25	500,000	572,740
5.50%, 09/13/25	400,000	481,724
3.11%, 04/08/26 (a)(b)	750,000	815,092
Citizens Bank NA
2.65%, 05/26/22 (a)	250,000	257,838
3.70%, 03/29/23 (a)	250,000	267,918
Comerica, Inc.
3.70%, 07/31/23 (a)	200,000	216,612
Cooperatieve Rabobank UA
3.88%, 02/08/22	750,000	781,740
3.95%, 11/09/22	250,000	266,148
2.75%, 01/10/23	500,000	525,240
4.63%, 12/01/23	500,000	557,225
3.38%, 05/21/25	250,000	280,490
4.38%, 08/04/25	250,000	285,595
Credit Suisse AG
2.10%, 11/12/21	500,000	508,515
2.80%, 04/08/22	300,000	310,008
1.00%, 05/05/23	550,000	557,562
3.63%, 09/09/24	650,000	721,851
2.95%, 04/09/25	300,000	328,641
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	500,000	529,085
3.80%, 06/09/23	500,000	538,660
3.75%, 03/26/25	500,000	555,640
Deutsche Bank AG
5.00%, 02/14/22	350,000	366,145
3.30%, 11/16/22	200,000	208,526
3.95%, 02/27/23	500,000	530,855
3.70%, 05/30/24	300,000	322,189
2.22%, 09/18/24 (a)(b)	450,000	459,540
3.96%, 11/26/25 (a)(b)	400,000	433,408
2.13%, 11/24/26 (a)(b)	500,000	506,140
Discover Bank
3.20%, 08/09/21 (a)	250,000	254,250
4.20%, 08/08/23	250,000	273,822
2.45%, 09/12/24 (a)	250,000	264,600
Discover Financial Services
3.95%, 11/06/24 (a)	250,000	277,605
3.75%, 03/04/25 (a)	200,000	220,386
Fifth Third Bancorp
1.63%, 05/05/23 (a)	100,000	102,879
3.65%, 01/25/24 (a)	400,000	435,560
2.38%, 01/28/25 (a)	100,000	106,057
Fifth Third Bank
2.25%, 06/14/21 (a)	250,000	252,263
2.88%, 10/01/21 (a)	200,000	203,928
1.80%, 01/30/23 (a)	250,000	257,433
3.95%, 07/28/25 (a)	250,000	286,792
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	50,000	49,802
First Horizon National Corp.
3.55%, 05/26/23 (a)	200,000	211,350
4.00%, 05/26/25 (a)	100,000	110,693
First Republic Bank/CA
1.91%, 02/12/24 (a)(b)	250,000	258,330
FNB Corp/PA
2.20%, 02/24/23 (a)	50,000	50,567
HSBC Holdings PLC
2.65%, 01/05/22	400,000	409,764
3.26%, 03/13/23 (a)(b)	600,000	620,862
3.60%, 05/25/23	400,000	429,844
3.03%, 11/22/23 (a)(b)	350,000	366,516
4.25%, 03/14/24	450,000	493,771
3.95%, 05/18/24 (a)(b)	400,000	430,776
3.80%, 03/11/25 (a)(b)	600,000	652,302
4.25%, 08/18/25	350,000	394,751
2.63%, 11/07/25 (a)(b)	600,000	633,720
1.65%, 04/18/26 (a)(b)	625,000	634,737
2.10%, 06/04/26 (a)(b)	350,000	361,592
4.29%, 09/12/26 (a)(b)	600,000	680,688
HSBC USA, Inc.
3.50%, 06/23/24	100,000	108,796
Huntington Bancshares, Inc.
2.30%, 01/14/22 (a)	250,000	255,195
2.63%, 08/06/24 (a)	100,000	107,181
ING Groep N.V.
3.15%, 03/29/22	250,000	258,990
4.10%, 10/02/23	200,000	219,940
3.55%, 04/09/24	200,000	218,472
JPMorgan Chase & Co.
4.50%, 01/24/22	450,000	471,730
3.25%, 09/23/22	850,000	895,262
2.97%, 01/15/23 (a)	500,000	514,655
3.20%, 01/25/23	550,000	583,038
3.21%, 04/01/23 (a)(b)	600,000	622,218
2.78%, 04/25/23 (a)(b)	250,000	258,355

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.38%, 05/01/23	400,000	427,404
2.70%, 05/18/23 (a)	500,000	526,370
3.88%, 02/01/24	250,000	275,957
3.56%, 04/23/24 (a)(b)	250,000	268,065
3.63%, 05/13/24	450,000	496,516
1.51%, 06/01/24 (a)(b)	400,000	409,708
3.80%, 07/23/24 (a)(b)	650,000	704,749
3.88%, 09/10/24	800,000	892,168
0.65%, 09/16/24 (a)(b)	400,000	402,020
4.02%, 12/05/24 (a)(b)	550,000	605,792
3.13%, 01/23/25 (a)	550,000	601,089
3.22%, 03/01/25 (a)(b)	300,000	324,045
3.90%, 07/15/25 (a)	500,000	566,565
7.75%, 07/15/25	100,000	130,774
2.30%, 10/15/25 (a)(b)	750,000	793,312
2.01%, 03/13/26 (a)(b)	550,000	575,124
2.08%, 04/22/26 (a)(b)	850,000	892,559
1.05%, 11/19/26 (a)(b)	600,000	603,390
KeyBank NA
3.35%, 06/15/21	250,000	254,188
2.30%, 09/14/22	250,000	258,880
3.38%, 03/07/23	250,000	266,860
1.25%, 03/10/23	250,000	255,360
KeyCorp
4.15%, 10/29/25	250,000	288,572
Lloyds Banking Group PLC
3.10%, 07/06/21	300,000	304,803
3.00%, 01/11/22	200,000	205,734
2.86%, 03/17/23 (a)(b)	200,000	205,806
1.33%, 06/15/23 (a)(b)	400,000	404,220
4.05%, 08/16/23	400,000	436,284
2.91%, 11/07/23 (a)(b)	500,000	521,805
3.90%, 03/12/24	200,000	219,288
4.50%, 11/04/24	200,000	222,632
4.45%, 05/08/25	200,000	228,948
3.87%, 07/09/25 (a)(b)	500,000	549,465
2.44%, 02/05/26 (a)(b)	400,000	421,104
M&T Bank Corp.
3.55%, 07/26/23 (a)	250,000	270,573
Mitsubishi UFJ Financial Group, Inc.
3.54%, 07/26/21	100,000	102,096
2.19%, 09/13/21	200,000	202,910
3.00%, 02/22/22	250,000	258,083
3.22%, 03/07/22	200,000	207,098
2.62%, 07/18/22	250,000	259,093
2.67%, 07/25/22	500,000	518,455
3.46%, 03/02/23	150,000	159,866
3.76%, 07/26/23	450,000	488,128
3.41%, 03/07/24	650,000	706,582
2.80%, 07/18/24	200,000	214,048
0.85%, 09/15/24 (a)(b)	1,000,000	1,005,240
2.19%, 02/25/25	550,000	579,848
1.41%, 07/17/25	400,000	409,192
Mizuho Financial Group, Inc.
2.27%, 09/13/21	200,000	203,056
2.60%, 09/11/22	200,000	207,814
3.55%, 03/05/23	300,000	320,253
2.72%, 07/16/23 (a)(b)	200,000	206,818
1.24%, 07/10/24 (a)(b)	250,000	253,493
0.85%, 09/08/24 (a)(b)	375,000	376,117
3.92%, 09/11/24 (a)(b)	200,000	218,054
2.84%, 07/16/25 (a)(b)	200,000	212,902
2.23%, 05/25/26 (a)(b)	250,000	262,140
Morgan Stanley
2.63%, 11/17/21	500,000	511,025
2.75%, 05/19/22	850,000	879,282
4.88%, 11/01/22	400,000	432,532
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.13%, 01/23/23	500,000	528,405
3.75%, 02/25/23	500,000	536,165
4.10%, 05/22/23	300,000	325,026
0.56%, 11/10/23 (a)(b)	400,000	400,420
3.74%, 04/24/24 (a)(b)	700,000	752,696
3.88%, 04/29/24	750,000	829,687
3.70%, 10/23/24	650,000	723,177
2.72%, 07/22/25 (a)(b)	500,000	535,080
4.00%, 07/23/25	750,000	858,877
0.86%, 10/21/25 (a)(b)	500,000	503,125
5.00%, 11/24/25	400,000	477,192
2.19%, 04/28/26 (a)(b)	500,000	527,685
MUFG Union Bank NA
3.15%, 04/01/22 (a)	250,000	258,778
National Australia Bank Ltd.
1.88%, 07/12/21	250,000	252,485
3.70%, 11/04/21	250,000	258,023
2.50%, 05/22/22	250,000	258,173
2.88%, 04/12/23	300,000	317,955
3.63%, 06/20/23	250,000	270,815
National Bank of Canada
2.10%, 02/01/23	250,000	258,550
0.90%, 08/15/23 (a)(b)	250,000	251,683
Natwest Group PLC
6.13%, 12/15/22	400,000	438,928
3.50%, 05/15/23 (a)(b)	400,000	416,424
6.10%, 06/10/23	350,000	390,400
3.88%, 09/12/23	400,000	433,416
6.00%, 12/19/23	400,000	454,272
2.36%, 05/22/24 (a)(b)	200,000	207,298
5.13%, 05/28/24	600,000	670,716
4.52%, 06/25/24 (a)(b)	200,000	218,152
4.27%, 03/22/25 (a)(b)	600,000	659,856
3.75%, 11/01/29 (a)(b)	200,000	211,544
Northern Trust Corp.
3.38%, 08/23/21	150,000	153,429
People’s United Financial, Inc.
3.65%, 12/06/22 (a)	100,000	105,259
PNC Bank NA
2.63%, 02/17/22 (a)	300,000	308,082
2.45%, 07/28/22 (a)	250,000	258,565
2.70%, 11/01/22 (a)	250,000	260,883
2.03%, 12/09/22 (a)(b)	300,000	305,103
2.95%, 01/30/23 (a)	250,000	262,918
3.50%, 06/08/23 (a)	250,000	268,698
2.95%, 02/23/25 (a)	250,000	273,092
3.25%, 06/01/25 (a)	250,000	278,582
Regions Financial Corp.
2.75%, 08/14/22 (a)	250,000	259,578
3.80%, 08/14/23 (a)	150,000	163,178
2.25%, 05/18/25 (a)	200,000	211,996
Royal Bank of Canada
2.75%, 02/01/22	500,000	514,525
2.80%, 04/29/22	250,000	259,063
1.95%, 01/17/23	200,000	206,820
1.60%, 04/17/23	300,000	308,532
3.70%, 10/05/23	325,000	355,209
0.50%, 10/26/23	750,000	752,482
2.55%, 07/16/24	250,000	267,300
2.25%, 11/01/24	200,000	212,414
1.15%, 06/10/25	300,000	306,210
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	261,000	270,263
3.40%, 01/18/23 (a)	100,000	105,025
3.50%, 06/07/24 (a)	100,000	107,939
3.45%, 06/02/25 (a)	100,000	108,433
4.50%, 07/17/25 (a)	500,000	559,390

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Santander UK Group Holdings PLC
2.88%, 08/05/21	200,000	203,336
3.57%, 01/10/23 (a)	200,000	206,186
3.37%, 01/05/24 (a)(b)	250,000	262,795
4.80%, 11/15/24 (a)(b)	200,000	221,990
1.53%, 08/21/26 (a)(b)	400,000	403,860
Santander UK PLC
2.10%, 01/13/23	400,000	413,656
4.00%, 03/13/24	200,000	220,804
2.88%, 06/18/24	200,000	214,996
Signature Bank
4.00%, 10/15/30 (a)(b)	100,000	101,001
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250,000	253,200
State Street Corp.
3.10%, 05/15/23	250,000	266,568
3.70%, 11/20/23	350,000	385,171
3.78%, 12/03/24 (a)(b)	100,000	109,895
3.30%, 12/16/24	200,000	221,810
3.55%, 08/18/25	400,000	454,472
2.35%, 11/01/25 (a)(b)	450,000	478,075
2.90%, 03/30/26 (a)(b)	150,000	163,367
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/23	250,000	272,392
3.95%, 01/10/24	250,000	274,630
3.40%, 07/11/24	250,000	273,327
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	150,000	151,623
2.44%, 10/19/21	500,000	509,450
2.78%, 07/12/22	450,000	467,442
2.78%, 10/18/22	150,000	156,800
3.10%, 01/17/23	250,000	264,100
3.75%, 07/19/23	200,000	216,678
2.70%, 07/16/24	400,000	427,548
2.45%, 09/27/24	200,000	212,208
2.35%, 01/15/25	400,000	423,764
1.47%, 07/08/25	700,000	717,458
SVB Financial Group
3.50%, 01/29/25	100,000	109,032
Svenska Handelsbanken AB
3.90%, 11/20/23	500,000	550,885
Synchrony Bank
3.00%, 06/15/22 (a)	250,000	258,423
Synchrony Financial
3.75%, 08/15/21 (a)	100,000	101,696
2.85%, 07/25/22 (a)	600,000	620,106
4.38%, 03/19/24 (a)	75,000	82,413
4.25%, 08/15/24 (a)	150,000	164,945
4.50%, 07/23/25 (a)	250,000	281,335
The Bank of New York Mellon Corp.
2.60%, 02/07/22 (a)	250,000	256,615
1.95%, 08/23/22	200,000	205,928
1.85%, 01/27/23 (a)	100,000	103,181
2.95%, 01/29/23 (a)	150,000	158,156
3.50%, 04/28/23	150,000	161,343
2.66%, 05/16/23 (a)(b)	200,000	206,668
3.45%, 08/11/23	250,000	270,640
2.20%, 08/16/23 (a)	350,000	366,243
0.35%, 12/07/23 (a)(c)	250,000	249,733
3.65%, 02/04/24 (a)	150,000	164,393
3.25%, 09/11/24 (a)	100,000	109,683
2.10%, 10/24/24	400,000	423,188
3.00%, 02/24/25 (a)	200,000	219,286
1.60%, 04/24/25 (a)	200,000	208,448
3.95%, 11/18/25 (a)	250,000	291,930
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Bank of Nova Scotia
2.80%, 07/21/21	150,000	152,435
2.70%, 03/07/22	500,000	515,640
2.38%, 01/18/23	150,000	156,224
1.95%, 02/01/23	300,000	309,984
1.63%, 05/01/23	300,000	308,748
0.55%, 09/15/23	650,000	652,788
3.40%, 02/11/24	250,000	271,807
2.20%, 02/03/25	200,000	211,618
1.30%, 06/11/25	200,000	204,536
The Goldman Sachs Group, Inc.
5.25%, 07/27/21	650,000	671,001
5.75%, 01/24/22	1,105,000	1,172,670
3.00%, 04/26/22 (a)	650,000	656,688
3.63%, 01/22/23	750,000	800,332
3.20%, 02/23/23 (a)	250,000	264,545
2.91%, 06/05/23 (a)(b)	300,000	310,974
2.91%, 07/24/23 (a)(b)	300,000	311,859
3.63%, 02/20/24 (a)	350,000	381,885
4.00%, 03/03/24	600,000	662,814
3.85%, 07/08/24 (a)	450,000	495,967
3.50%, 01/23/25 (a)	625,000	687,881
3.50%, 04/01/25 (a)	850,000	942,259
3.75%, 05/22/25 (a)	500,000	559,170
3.27%, 09/29/25 (a)(b)	550,000	599,819
4.25%, 10/21/25	500,000	574,355
The Huntington National Bank
2.50%, 08/07/22 (a)	250,000	258,608
3.55%, 10/06/23 (a)	250,000	271,705
The PNC Financial Services Group, Inc.
3.30%, 03/08/22 (a)	200,000	207,104
2.85%, 11/09/22	250,000	262,115
3.50%, 01/23/24 (a)	200,000	218,018
3.90%, 04/29/24 (a)	100,000	110,387
2.20%, 11/01/24 (a)	200,000	211,890
The Toronto-Dominion Bank
1.80%, 07/13/21	150,000	151,479
1.90%, 12/01/22	250,000	257,903
0.75%, 06/12/23	350,000	353,041
3.50%, 07/19/23	400,000	433,560
0.45%, 09/11/23	400,000	400,288
3.25%, 03/11/24	150,000	162,725
2.65%, 06/12/24	300,000	321,033
1.15%, 06/12/25	250,000	255,278
0.75%, 09/11/25	400,000	400,172
Truist Bank
2.63%, 01/15/22 (a)	200,000	204,944
2.80%, 05/17/22 (a)	200,000	206,914
1.25%, 03/09/23 (a)	400,000	408,156
3.20%, 04/01/24 (a)	200,000	216,890
3.69%, 08/02/24 (a)(b)	100,000	108,525
2.15%, 12/06/24 (a)	250,000	264,580
1.50%, 03/10/25 (a)	500,000	516,210
3.63%, 09/16/25 (a)	300,000	337,614
2.64%, 09/17/29 (a)(b)	250,000	262,010
Truist Financial Corp.
3.20%, 09/03/21 (a)	250,000	254,958
2.70%, 01/27/22 (a)	250,000	256,503
3.95%, 03/22/22 (a)	350,000	365,207
3.05%, 06/20/22 (a)	400,000	415,952
2.20%, 03/16/23 (a)	350,000	363,695
3.75%, 12/06/23 (a)	200,000	218,964
2.50%, 08/01/24 (a)	200,000	213,202
2.85%, 10/26/24 (a)	150,000	162,461
4.00%, 05/01/25 (a)	500,000	568,395

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
US Bancorp
2.63%, 01/24/22 (a)	150,000	153,774
3.00%, 03/15/22 (a)	150,000	154,841
2.95%, 07/15/22 (a)	150,000	156,131
3.70%, 01/30/24 (a)	400,000	438,872
3.38%, 02/05/24 (a)	250,000	271,805
2.40%, 07/30/24 (a)	350,000	372,690
3.60%, 09/11/24 (a)	300,000	331,839
1.45%, 05/12/25 (a)	400,000	413,132
US Bank NA
2.80%, 01/27/25 (a)	250,000	271,772
US Bank NA/Cincinnati OH
3.45%, 11/16/21 (a)	250,000	257,078
1.80%, 01/21/22 (a)	250,000	254,090
1.95%, 01/09/23 (a)	250,000	258,348
3.40%, 07/24/23 (a)	250,000	269,523
2.05%, 01/21/25 (a)	250,000	263,675
Wells Fargo & Co.
2.10%, 07/26/21	428,000	432,965
3.50%, 03/08/22	400,000	415,972
2.63%, 07/22/22	900,000	932,661
3.07%, 01/24/23 (a)	750,000	771,667
3.45%, 02/13/23	500,000	530,745
4.13%, 08/15/23	400,000	436,908
4.48%, 01/16/24	100,000	110,946
3.75%, 01/24/24 (a)	750,000	815,227
1.65%, 06/02/24 (a)(b)	600,000	614,340
3.30%, 09/09/24	300,000	327,501
3.00%, 02/19/25	350,000	379,683
3.55%, 09/29/25	750,000	838,507
2.41%, 10/30/25 (a)(b)	550,000	579,436
2.16%, 02/11/26 (a)(b)	650,000	680,153
2.19%, 04/30/26 (a)(b)	950,000	995,847
Wells Fargo Bank NA
3.63%, 10/22/21 (a)	500,000	513,405
3.55%, 08/14/23 (a)	550,000	595,430
Westpac Banking Corp.
2.00%, 08/19/21	150,000	151,886
2.50%, 06/28/22	200,000	206,954
2.75%, 01/11/23	500,000	525,510
3.65%, 05/15/23	500,000	540,295
3.30%, 02/26/24	150,000	163,013
2.35%, 02/19/25	200,000	214,068
2.89%, 02/04/30 (a)(b)	400,000	416,276
		167,906,275
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	110,265
Ameriprise Financial, Inc.
3.00%, 03/22/22	100,000	103,521
4.00%, 10/15/23	150,000	165,332
3.70%, 10/15/24	250,000	278,702
3.00%, 04/02/25 (a)	200,000	218,450
BGC Partners, Inc.
3.75%, 10/01/24 (a)	100,000	102,820
4.38%, 12/15/25 (a)	150,000	157,496
BlackRock, Inc.
3.38%, 06/01/22	250,000	262,000
3.50%, 03/18/24	250,000	275,687
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	100,000	111,831
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	300,000	329,607
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Charles Schwab Corp.
2.65%, 01/25/23 (a)(d)	75,000	78,692
3.55%, 02/01/24 (a)(d)	100,000	109,131
3.00%, 03/10/25 (a)(d)	100,000	109,116
4.20%, 03/24/25 (a)(d)	200,000	229,426
3.85%, 05/21/25 (a)(d)	150,000	170,071
CME Group, Inc.
3.00%, 03/15/25 (a)	400,000	439,812
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	100,000	104,148
Eaton Vance Corp.
3.63%, 06/15/23	100,000	107,730
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	109,046
Intercontinental Exchange, Inc.
2.35%, 09/15/22 (a)	100,000	103,440
0.70%, 06/15/23	300,000	302,127
3.45%, 09/21/23 (a)	200,000	216,222
4.00%, 10/15/23	100,000	110,003
Invesco Finance PLC
3.13%, 11/30/22	100,000	105,357
4.00%, 01/30/24	100,000	109,738
Jefferies Financial Group, Inc.
5.50%, 10/18/23 (a)	100,000	110,372
Jefferies Group LLC
5.13%, 01/20/23	100,000	109,735
Lazard Group LLC
3.75%, 02/13/25	100,000	109,943
Nasdaq, Inc.
4.25%, 06/01/24 (a)	50,000	55,649
Nomura Holdings, Inc.
2.65%, 01/16/25	400,000	424,496
1.85%, 07/16/25	400,000	413,244
Stifel Financial Corp.
4.25%, 07/18/24	100,000	112,432
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	100,000	103,085
3.63%, 04/01/25 (a)	150,000	167,786
		6,126,512
Finance Companies 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.00%, 10/01/21	150,000	154,844
3.95%, 02/01/22 (a)	500,000	513,685
3.50%, 05/26/22 (a)	250,000	257,940
3.30%, 01/23/23 (a)	150,000	154,758
4.13%, 07/03/23 (a)	200,000	211,482
4.50%, 09/15/23 (a)	250,000	266,795
4.88%, 01/16/24 (a)	150,000	161,575
3.15%, 02/15/24 (a)	300,000	309,009
2.88%, 08/14/24 (a)	150,000	153,587
3.50%, 01/15/25 (a)	150,000	155,379
6.50%, 07/15/25 (a)	350,000	405,079
4.45%, 10/01/25 (a)	150,000	161,518
Air Lease Corp.
3.50%, 01/15/22	200,000	205,416
2.63%, 07/01/22 (a)	155,000	159,010
2.25%, 01/15/23	100,000	102,183
2.75%, 01/15/23 (a)	350,000	358,606
3.88%, 07/03/23 (a)	150,000	158,849
3.00%, 09/15/23 (a)	100,000	103,814
4.25%, 02/01/24 (a)	100,000	107,432
4.25%, 09/15/24 (a)	100,000	108,146
2.30%, 02/01/25 (a)	200,000	203,590
3.25%, 03/01/25 (a)	200,000	210,366

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.38%, 07/01/25 (a)	125,000	132,581
2.88%, 01/15/26 (a)	100,000	103,660
Aircastle Ltd.
4.40%, 09/25/23 (a)	150,000	155,910
4.13%, 05/01/24 (a)	300,000	309,717
Ares Capital Corp.
3.50%, 02/10/23 (a)	75,000	78,105
4.20%, 06/10/24 (a)	150,000	160,287
4.25%, 03/01/25 (a)	100,000	106,965
3.25%, 07/15/25 (a)	300,000	311,244
FS KKR Capital Corp.
4.75%, 05/15/22 (a)	100,000	103,965
4.63%, 07/15/24 (a)	100,000	103,906
4.13%, 02/01/25 (a)	50,000	51,118
GATX Corp.
4.85%, 06/01/21	100,000	102,161
4.35%, 02/15/24 (a)	100,000	110,282
GE Capital Funding LLC
3.45%, 05/15/25 (a)(e)	400,000	435,048
GE Capital International Funding Co.
3.37%, 11/15/25	500,000	548,360
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	53,048
2.88%, 01/15/26 (a)	100,000	100,941
International Lease Finance Corp.
5.88%, 08/15/22	90,000	97,076
Main Street Capital Corp.
5.20%, 05/01/24	50,000	53,324
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	51,916
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	250,000	267,942
4.00%, 03/30/25 (a)	50,000	51,643
		8,112,262
Financial Other 0.0%
Blackstone/GSO Secured Lending Fund
3.65%, 07/14/23 (e)	200,000	207,244
CME Group, Inc.
3.00%, 09/15/22	250,000	261,935
ORIX Corp.
2.90%, 07/18/22	80,000	82,926
4.05%, 01/16/24	150,000	164,571
		716,676
Insurance 0.8%
Aetna, Inc.
2.75%, 11/15/22 (a)	300,000	311,709
2.80%, 06/15/23 (a)	300,000	315,780
3.50%, 11/15/24 (a)	150,000	165,139
Aflac, Inc.
3.63%, 06/15/23	150,000	162,662
3.63%, 11/15/24	250,000	280,030
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	150,000	162,146
American International Group, Inc.
4.88%, 06/01/22	200,000	213,262
4.13%, 02/15/24	400,000	445,520
2.50%, 06/30/25 (a)	250,000	268,730
3.75%, 07/10/25 (a)	500,000	561,685
Anthem, Inc.
3.70%, 08/15/21 (a)	200,000	203,152
3.13%, 05/15/22	300,000	311,997
3.30%, 01/15/23	200,000	212,072
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 08/15/24 (a)	100,000	109,759
3.35%, 12/01/24 (a)	200,000	220,154
2.38%, 01/15/25 (a)	300,000	319,449
Aon PLC
4.00%, 11/27/23 (a)	100,000	109,382
3.50%, 06/14/24 (a)	150,000	163,991
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	100,000	109,032
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	300,000	341,082
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	350,000	363,891
Berkshire Hathaway, Inc.
3.75%, 08/15/21	150,000	153,729
3.00%, 02/11/23	100,000	105,803
2.75%, 03/15/23 (a)	350,000	368,011
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	100,000	111,739
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	100,000	104,440
2.70%, 03/13/23	150,000	157,805
3.35%, 05/15/24	100,000	109,462
3.15%, 03/15/25	650,000	718,997
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	110,354
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	200,000	230,486
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	100,000	107,942
Fidelity National Financial, Inc.
5.50%, 09/01/22	100,000	108,172
Globe Life, Inc.
3.80%, 09/15/22	100,000	106,719
Humana, Inc.
3.15%, 12/01/22 (a)	200,000	209,368
2.90%, 12/15/22 (a)	50,000	52,337
3.85%, 10/01/24 (a)	100,000	110,756
4.50%, 04/01/25 (a)	250,000	287,657
Lincoln National Corp.
4.00%, 09/01/23	150,000	164,357
Loews Corp.
2.63%, 05/15/23 (a)	150,000	157,233
Markel Corp.
4.90%, 07/01/22	100,000	106,819
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21 (a)	150,000	152,519
3.30%, 03/14/23 (a)	100,000	106,064
3.88%, 03/15/24 (a)	250,000	276,467
3.50%, 06/03/24 (a)	100,000	109,456
3.50%, 03/10/25 (a)	150,000	166,834
MetLife, Inc.
3.05%, 12/15/22	150,000	157,995
4.37%, 09/15/23	300,000	332,334
3.60%, 04/10/24	150,000	165,291
Principal Financial Group, Inc.
3.30%, 09/15/22	100,000	105,384
Prudential Financial, Inc.
3.50%, 05/15/24	250,000	275,412
5.88%, 09/15/42 (a)(b)	100,000	107,115
5.63%, 06/15/43 (a)(b)	350,000	377,265
5.20%, 03/15/44 (a)(b)	100,000	106,615
5.38%, 05/15/45 (a)(b)	200,000	218,656
Reinsurance Group of America, Inc.
4.70%, 09/15/23	100,000	111,219

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Allstate Corp.
3.15%, 06/15/23	250,000	267,880
0.75%, 12/15/25 (a)	150,000	150,314
5.75%, 08/15/53 (a)(b)	175,000	187,945
The Progressive Corp.
3.75%, 08/23/21	100,000	102,495
UnitedHealth Group, Inc.
2.88%, 12/15/21	150,000	154,007
3.35%, 07/15/22	300,000	315,024
2.38%, 10/15/22	250,000	259,622
2.75%, 02/15/23 (a)	250,000	261,855
2.88%, 03/15/23	300,000	317,223
3.50%, 06/15/23	100,000	108,114
3.50%, 02/15/24	297,000	325,613
2.38%, 08/15/24	100,000	106,538
3.75%, 07/15/25	500,000	569,825
Unum Group
4.00%, 03/15/24	70,000	76,192
4.50%, 03/15/25 (a)	150,000	167,434
Voya Financial, Inc.
3.13%, 07/15/24 (a)	100,000	108,148
5.65%, 05/15/53 (a)(b)	300,000	318,054
W R Berkley Corp.
4.63%, 03/15/22	100,000	105,301
Willis North America, Inc.
3.60%, 05/15/24 (a)	100,000	109,344
XLIT Ltd.
4.45%, 03/31/25	100,000	113,894
		15,826,258
REITs 0.7%
Alexandria Real Estate Equities, Inc.
4.00%, 01/15/24 (a)	200,000	220,476
3.45%, 04/30/25 (a)	200,000	221,494
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	100,000	105,222
4.13%, 07/01/24 (a)	150,000	163,646
AvalonBay Communities, Inc.
2.95%, 09/15/22 (a)	100,000	103,929
3.50%, 11/15/24 (a)	100,000	110,458
3.45%, 06/01/25 (a)	200,000	223,080
3.50%, 11/15/25 (a)	200,000	225,214
Boston Properties LP
3.85%, 02/01/23 (a)	250,000	266,332
3.13%, 09/01/23 (a)	200,000	212,522
3.80%, 02/01/24 (a)	150,000	163,380
3.20%, 01/15/25 (a)	200,000	217,308
Brixmor Operating Partnership LP
3.25%, 09/15/23 (a)	100,000	105,047
3.65%, 06/15/24 (a)	100,000	106,972
3.85%, 02/01/25 (a)	100,000	108,707
Corporate Office Properties LP
3.60%, 05/15/23 (a)	200,000	211,462
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	100,000	106,527
Digital Realty Trust LP
2.75%, 02/01/23 (a)	200,000	209,258
4.75%, 10/01/25 (a)	200,000	234,652
ERP Operating LP
4.63%, 12/15/21 (a)	200,000	206,752
3.00%, 04/15/23 (a)	150,000	158,598
Essex Portfolio LP
3.25%, 05/01/23 (a)	100,000	105,564
3.88%, 05/01/24 (a)	100,000	109,681
3.50%, 04/01/25 (a)	150,000	166,191
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	75,000	81,695
1.25%, 02/15/26 (a)	200,000	200,856
Healthpeak Properties, Inc.
4.25%, 11/15/23 (a)	100,000	109,670
4.20%, 03/01/24 (a)	300,000	330,108
3.88%, 08/15/24 (a)	200,000	221,744
3.40%, 02/01/25 (a)	100,000	109,844
Host Hotels & Resorts LP
3.75%, 10/15/23 (a)	150,000	157,446
3.88%, 04/01/24 (a)	100,000	104,428
4.50%, 02/01/26 (a)	100,000	108,083
Kilroy Realty LP
3.80%, 01/15/23 (a)	200,000	209,554
3.45%, 12/15/24 (a)	100,000	107,917
Kimco Realty Corp.
3.40%, 11/01/22 (a)	175,000	184,188
3.30%, 02/01/25 (a)	200,000	219,128
Mid-America Apartments LP
4.30%, 10/15/23 (a)	100,000	110,065
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	108,428
Office Properties Income Trust
4.00%, 07/15/22 (a)	175,000	177,482
4.25%, 05/15/24 (a)	100,000	103,905
4.50%, 02/01/25 (a)	250,000	260,052
Omega Healthcare Investors, Inc.
4.38%, 08/01/23 (a)	200,000	215,678
4.50%, 01/15/25 (a)	100,000	108,233
Piedmont Operating Partnership LP
3.40%, 06/01/23 (a)	100,000	103,894
ProLogis LP
3.75%, 11/01/25 (a)	200,000	227,830
Public Storage
2.37%, 09/15/22 (a)	100,000	103,526
Realty Income Corp.
3.25%, 10/15/22 (a)	250,000	261,770
4.65%, 08/01/23 (a)	350,000	385,868
3.88%, 04/15/25 (a)	250,000	282,807
Sabra Health Care LP
4.80%, 06/01/24 (a)	100,000	106,574
Simon Property Group LP
2.35%, 01/30/22 (a)	150,000	152,580
2.75%, 02/01/23 (a)	100,000	104,030
2.75%, 06/01/23 (a)	250,000	261,737
3.75%, 02/01/24 (a)	100,000	108,314
2.00%, 09/13/24 (a)	300,000	312,228
3.38%, 10/01/24 (a)	300,000	324,744
3.50%, 09/01/25 (a)	300,000	330,513
SITE Centers Corp.
3.63%, 02/01/25 (a)	50,000	51,747
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	200,000	205,880
Ventas Realty LP
3.13%, 06/15/23 (a)	150,000	157,812
3.50%, 04/15/24 (a)	100,000	108,842
3.75%, 05/01/24 (a)	100,000	108,271
2.65%, 01/15/25 (a)	100,000	106,812
3.50%, 02/01/25 (a)	100,000	109,989
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	100,000	109,360
Vornado Realty LP
3.50%, 01/15/25 (a)	100,000	104,983

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Welltower, Inc.
3.95%, 09/01/23 (a)	150,000	162,984
4.50%, 01/15/24 (a)	300,000	330,150
3.63%, 03/15/24 (a)	250,000	272,477
4.00%, 06/01/25 (a)	300,000	338,874
WP Carey, Inc.
4.00%, 02/01/25 (a)	150,000	165,485
		12,691,057
		211,379,040

Industrial 14.1%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
2.75%, 02/03/23	79,000	83,058
3.35%, 07/31/24 (a)	100,000	109,328
1.50%, 10/15/25 (a)	200,000	207,852
Albemarle Corp.
4.15%, 12/01/24 (a)	100,000	110,719
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21	100,000	102,854
2.88%, 02/24/22	150,000	154,608
3.85%, 09/30/23	200,000	218,500
Celanese US Holdings LLC
5.88%, 06/15/21	100,000	102,704
3.50%, 05/08/24 (a)	100,000	108,321
Domtar Corp.
4.40%, 04/01/22 (a)	250,000	258,133
DuPont de Nemours, Inc.
2.17%, 05/01/23	650,000	660,978
4.21%, 11/15/23 (a)	300,000	330,654
4.49%, 11/15/25 (a)	500,000	583,480
Eastman Chemical Co.
3.50%, 12/01/21	150,000	154,520
3.80%, 03/15/25 (a)	200,000	221,044
Ecolab, Inc.
2.38%, 08/10/22 (a)	100,000	103,346
3.25%, 01/14/23 (a)	100,000	105,528
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (a)	100,000	103,929
FMC Corp.
4.10%, 02/01/24 (a)	100,000	108,202
Huntsman International LLC
5.13%, 11/15/22 (a)	200,000	214,064
International Paper Co.
3.65%, 06/15/24 (a)	350,000	387,240
Kinross Gold Corp.
5.95%, 03/15/24 (a)	350,000	399,745
LYB International Finance BV
4.00%, 07/15/23	450,000	489,145
LYB International Finance III LLC
1.25%, 10/01/25 (a)	250,000	252,605
LyondellBasell Industries N.V.
5.75%, 04/15/24 (a)	250,000	287,230
Newmont Corp.
3.63%, 06/09/21 (a)	100,000	101,055
3.50%, 03/15/22 (a)	150,000	154,346
3.70%, 03/15/23 (a)	27,000	28,531
Nucor Corp.
4.13%, 09/15/22 (a)	50,000	52,881
4.00%, 08/01/23 (a)	100,000	108,331
2.00%, 06/01/25 (a)	200,000	210,418
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Nutrien Ltd.
3.15%, 10/01/22 (a)	200,000	208,584
1.90%, 05/13/23	200,000	206,478
3.50%, 06/01/23 (a)	250,000	266,502
3.38%, 03/15/25 (a)	300,000	330,477
3.00%, 04/01/25 (a)	100,000	108,462
Packaging Corp. of America
4.50%, 11/01/23 (a)	100,000	110,388
3.65%, 09/15/24 (a)	100,000	109,458
PPG Industries, Inc.
2.40%, 08/15/24 (a)	100,000	106,126
Praxair, Inc.
2.45%, 02/15/22 (a)	100,000	102,043
2.20%, 08/15/22 (a)	100,000	102,886
2.70%, 02/21/23 (a)	100,000	104,476
2.65%, 02/05/25 (a)	200,000	215,712
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	100,000	101,260
Rio Tinto Finance (USA) Ltd.
3.75%, 06/15/25 (a)	250,000	281,697
RPM International, Inc.
3.45%, 11/15/22 (a)	100,000	103,981
Southern Copper Corp.
3.88%, 04/23/25	250,000	277,842
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	150,000	160,472
2.40%, 06/15/25 (a)	100,000	106,175
The Dow Chemical Co.
3.50%, 10/01/24 (a)	200,000	218,886
The Mosaic Co.
3.75%, 11/15/21 (a)	100,000	102,213
3.25%, 11/15/22 (a)	250,000	261,438
4.25%, 11/15/23 (a)	200,000	218,126
The Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	108,479
Weyerhaeuser Co.
4.63%, 09/15/23	100,000	111,287
WRKCo, Inc.
3.00%, 09/15/24 (a)	100,000	107,414
3.75%, 03/15/25 (a)	350,000	390,936
		11,035,147
Capital Goods 1.4%
3M Co.
2.75%, 03/01/22 (a)	200,000	205,868
1.75%, 02/14/23 (a)	100,000	103,165
2.25%, 03/15/23 (a)	150,000	156,429
3.25%, 02/14/24 (a)	350,000	380,366
2.00%, 02/14/25 (a)	100,000	105,807
2.65%, 04/15/25 (a)	350,000	379,823
ABB Finance USA, Inc.
2.88%, 05/08/22	300,000	310,716
3.38%, 04/03/23 (a)	125,000	133,560
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	100,000	106,912
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	107,693
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	100,000	109,846
Carrier Global Corp.
1.92%, 02/15/23 (a)(e)	100,000	102,988
2.24%, 02/15/25 (a)(e)	700,000	735,504

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Caterpillar Financial Services Corp.
1.70%, 08/09/21	100,000	101,008
3.15%, 09/07/21	250,000	255,510
1.93%, 10/01/21	100,000	101,422
2.95%, 02/26/22	200,000	206,548
0.95%, 05/13/22	300,000	302,850
2.40%, 06/06/22	100,000	103,172
2.55%, 11/29/22	125,000	130,516
3.45%, 05/15/23	150,000	161,142
0.65%, 07/07/23	450,000	453,330
0.45%, 09/14/23	400,000	401,144
3.75%, 11/24/23	100,000	109,838
3.65%, 12/07/23	100,000	109,727
2.85%, 05/17/24	100,000	108,017
3.30%, 06/09/24	100,000	109,465
2.15%, 11/08/24	200,000	212,184
3.25%, 12/01/24	100,000	110,486
1.45%, 05/15/25	200,000	207,468
0.80%, 11/13/25	150,000	150,840
Caterpillar, Inc.
3.40%, 05/15/24 (a)	100,000	109,193
CNH Industrial Capital LLC
4.38%, 04/05/22	100,000	104,814
1.95%, 07/02/23	250,000	256,148
4.20%, 01/15/24	50,000	54,572
CNH Industrial N.V.
4.50%, 08/15/23	100,000	109,019
Deere & Co.
2.60%, 06/08/22 (a)	200,000	205,898
2.75%, 04/15/25 (a)	250,000	272,232
Eaton Corp.
2.75%, 11/02/22	350,000	366,142
Emerson Electric Co.
2.63%, 12/01/21 (a)	150,000	153,209
2.63%, 02/15/23 (a)	200,000	208,890
Flowserve Corp.
3.50%, 09/15/22 (a)	100,000	103,620
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	350,000	382,175
General Dynamics Corp.
2.25%, 11/15/22 (a)	200,000	206,694
3.38%, 05/15/23 (a)	300,000	321,852
1.88%, 08/15/23 (a)	200,000	207,728
3.25%, 04/01/25 (a)	325,000	358,722
General Electric Co.
3.15%, 09/07/22	500,000	523,080
3.10%, 01/09/23	150,000	157,790
3.45%, 05/15/24 (a)	450,000	487,993
Honeywell International, Inc.
1.85%, 11/01/21 (a)	350,000	354,609
2.15%, 08/08/22 (a)	100,000	103,034
0.48%, 08/19/22 (a)	600,000	600,954
3.35%, 12/01/23	50,000	54,545
2.30%, 08/15/24 (a)	150,000	160,184
1.35%, 06/01/25 (a)	300,000	309,750
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	150,000	163,278
John Deere Capital Corp.
3.13%, 09/10/21	200,000	204,446
2.65%, 01/06/22	100,000	102,614
3.20%, 01/10/22	100,000	103,232
2.75%, 03/15/22	100,000	103,132
0.55%, 07/05/22	250,000	251,110
2.15%, 09/08/22	250,000	258,380
2.70%, 01/06/23	250,000	262,547
2.80%, 03/06/23	150,000	158,433
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.20%, 04/06/23	100,000	102,130
3.45%, 06/07/23	350,000	376,943
0.40%, 10/10/23	250,000	250,595
3.65%, 10/12/23	100,000	109,471
2.60%, 03/07/24	150,000	160,413
2.65%, 06/24/24	100,000	107,422
2.05%, 01/09/25	100,000	106,148
3.45%, 03/13/25	400,000	447,716
Johnson Controls International PLC
3.63%, 07/02/24 (a)	100,000	108,749
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	100,000	108,118
3.83%, 04/27/25 (a)	400,000	449,340
Lennox International, Inc.
1.35%, 08/01/25 (a)	250,000	254,438
Lockheed Martin Corp.
3.35%, 09/15/21	66,000	67,586
3.10%, 01/15/23 (a)	200,000	210,714
2.90%, 03/01/25 (a)	100,000	109,111
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	150,000	167,484
Masco Corp.
5.95%, 03/15/22	100,000	106,818
4.45%, 04/01/25 (a)	150,000	172,068
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	200,000	212,800
Northrop Grumman Corp.
2.55%, 10/15/22 (a)	250,000	259,833
3.25%, 08/01/23	150,000	161,352
2.93%, 01/15/25 (a)	500,000	542,990
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	450,000	473,566
Parker-Hannifin Corp.
3.50%, 09/15/22	50,000	52,706
2.70%, 06/14/24 (a)	100,000	107,323
3.30%, 11/21/24 (a)	50,000	54,755
Precision Castparts Corp.
2.50%, 01/15/23 (a)	100,000	104,112
3.25%, 06/15/25 (a)	250,000	276,830
Raytheon Technologies Corp.
2.80%, 03/15/22 (a)(e)	350,000	360,045
2.50%, 12/15/22 (a)(e)	200,000	207,442
3.20%, 03/15/24 (a)(e)	100,000	107,756
3.95%, 08/16/25 (a)	350,000	400,004
Republic Services, Inc.
3.55%, 06/01/22 (a)	200,000	207,706
4.75%, 05/15/23 (a)	200,000	218,820
2.50%, 08/15/24 (a)	400,000	426,500
3.20%, 03/15/25 (a)	100,000	109,723
0.88%, 11/15/25 (a)	250,000	251,275
Rockwell Automation, Inc.
2.88%, 03/01/25 (a)	100,000	108,346
Roper Technologies, Inc.
2.80%, 12/15/21 (a)	200,000	204,666
0.45%, 08/15/22	250,000	250,358
3.65%, 09/15/23 (a)	300,000	325,656
2.35%, 09/15/24 (a)	100,000	105,938
1.00%, 09/15/25 (a)	250,000	251,755
Stanley Black & Decker, Inc.
2.90%, 11/01/22	200,000	209,682
4.00%, 03/15/60 (a)(b)	125,000	133,054
Textron, Inc.
4.30%, 03/01/24 (a)	100,000	108,967

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Boeing Co.
2.30%, 08/01/21	100,000	100,964
2.35%, 10/30/21	100,000	101,306
2.13%, 03/01/22 (a)	50,000	50,574
2.80%, 03/01/23 (a)	50,000	51,383
4.51%, 05/01/23 (a)	480,000	514,152
1.88%, 06/15/23 (a)	100,000	100,864
1.95%, 02/01/24	400,000	403,964
2.80%, 03/01/24 (a)	600,000	619,320
4.88%, 05/01/25 (a)	650,000	725,881
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	200,000	218,862
Vulcan Materials Co.
4.50%, 04/01/25 (a)	100,000	114,327
Waste Management, Inc.
2.40%, 05/15/23 (a)	100,000	104,637
3.50%, 05/15/24 (a)	50,000	54,562
3.13%, 03/01/25 (a)	100,000	109,701
0.75%, 11/15/25 (a)	200,000	200,162
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(f)(g)	200,000	219,218
3.20%, 06/15/25 (a)	100,000	107,387
WW Grainger, Inc.
1.85%, 02/15/25 (a)	100,000	105,373
Xylem, Inc.
4.88%, 10/01/21	100,000	103,649
		27,708,873
Communications 1.3%
America Movil, S.A.B. de CV
3.13%, 07/16/22	250,000	260,388
American Tower Corp.
2.25%, 01/15/22	100,000	102,057
3.50%, 01/31/23	300,000	319,218
3.00%, 06/15/23	400,000	425,236
0.60%, 01/15/24	250,000	250,395
5.00%, 02/15/24	100,000	113,483
3.38%, 05/15/24 (a)	100,000	108,803
2.95%, 01/15/25 (a)	100,000	108,292
2.40%, 03/15/25 (a)	600,000	637,938
AT&T, Inc.
3.00%, 06/30/22 (a)	300,000	311,196
2.63%, 12/01/22 (a)	250,000	259,705
4.05%, 12/15/23	100,000	110,868
3.90%, 03/11/24 (a)	100,000	109,959
4.45%, 04/01/24 (a)	100,000	111,968
3.95%, 01/15/25 (a)	150,000	168,857
3.40%, 05/15/25 (a)	1,250,000	1,392,850
3.60%, 07/15/25 (a)	300,000	336,882
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	221,548
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	150,000	161,117
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	500,000	528,765
4.50%, 02/01/24 (a)	250,000	277,930
4.91%, 07/23/25 (a)	1,250,000	1,446,600
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	250,000	294,580
Comcast Corp.
3.00%, 02/01/24 (a)	350,000	376,820
3.60%, 03/01/24	400,000	439,856
3.70%, 04/15/24 (a)	450,000	495,661
3.38%, 02/15/25 (a)	150,000	165,788
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.10%, 04/01/25 (a)	100,000	110,059
3.38%, 08/15/25 (a)	250,000	278,922
3.95%, 10/15/25 (a)	750,000	860,670
Crown Castle International Corp.
5.25%, 01/15/23	500,000	548,890
3.15%, 07/15/23 (a)	150,000	159,792
3.20%, 09/01/24 (a)	100,000	108,441
1.35%, 07/15/25 (a)	200,000	203,536
Discovery Communications LLC
2.95%, 03/20/23 (a)	229,000	241,542
3.80%, 03/13/24 (a)	200,000	217,866
3.90%, 11/15/24 (a)	100,000	110,753
3.45%, 03/15/25 (a)	50,000	54,875
Fox Corp.
3.67%, 01/25/22	125,000	129,725
4.03%, 01/25/24 (a)	300,000	330,867
3.05%, 04/07/25 (a)	100,000	109,474
Grupo Televisa S.A.B.
6.63%, 03/18/25	100,000	121,510
Moody’s Corp.
2.63%, 01/15/23 (a)	150,000	156,614
4.88%, 02/15/24 (a)	250,000	280,667
3.75%, 03/24/25 (a)	50,000	56,214
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	400,000	418,072
3.65%, 11/01/24 (a)	200,000	220,922
Orange S.A.
4.13%, 09/14/21	100,000	102,914
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	125,000	131,594
4.10%, 10/01/23 (a)	250,000	273,640
S&P Global, Inc.
4.00%, 06/15/25 (a)	200,000	228,078
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)(e)	650,000	719,049
Telefonica Emisiones S.A.
4.57%, 04/27/23	150,000	164,115
The Interpublic Group of Cos., Inc.
3.75%, 10/01/21	100,000	102,838
4.20%, 04/15/24	100,000	111,034
The Walt Disney Co.
1.65%, 09/01/22	150,000	153,455
3.00%, 09/15/22	200,000	209,396
1.75%, 08/30/24 (a)	300,000	311,001
3.70%, 09/15/24 (a)	100,000	110,397
3.35%, 03/24/25	575,000	637,031
3.15%, 09/17/25	200,000	221,898
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	200,000	219,680
Time Warner Cable LLC
4.00%, 09/01/21 (a)	100,000	101,699
Time Warner Entertainment Co. LP
8.38%, 03/15/23	150,000	176,948
TWDC Enterprises 18 Corp.
2.75%, 08/16/21	100,000	101,733
2.45%, 03/04/22	100,000	102,630
2.35%, 12/01/22	200,000	207,834
Verizon Communications, Inc.
2.95%, 03/15/22	150,000	154,989
2.45%, 11/01/22 (a)	100,000	103,541
5.15%, 09/15/23	850,000	960,551
4.15%, 03/15/24 (a)	100,000	110,733
3.50%, 11/01/24 (a)	350,000	386,722
3.38%, 02/15/25	550,000	611,616
0.85%, 11/20/25 (a)	250,000	251,190

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
ViacomCBS, Inc.
4.25%, 09/01/23 (a)	150,000	163,463
3.88%, 04/01/24 (a)	100,000	109,117
3.70%, 08/15/24 (a)	200,000	219,094
4.75%, 05/15/25 (a)	600,000	696,078
Vodafone Group PLC
2.50%, 09/26/22	100,000	103,721
2.95%, 02/19/23	250,000	263,602
3.75%, 01/16/24	800,000	875,784
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	209,072
WPP Finance 2010
3.63%, 09/07/22	100,000	105,154
3.75%, 09/19/24	100,000	110,202
		24,077,764
Consumer Cyclical 2.2%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (a)	200,000	211,048
3.60%, 11/28/24 (a)	400,000	440,860
Amazon.com, Inc.
3.30%, 12/05/21 (a)	150,000	153,846
2.50%, 11/29/22 (a)	100,000	103,965
2.40%, 02/22/23 (a)	250,000	261,280
0.40%, 06/03/23	500,000	502,080
2.80%, 08/22/24 (a)	550,000	596,321
3.80%, 12/05/24 (a)	200,000	224,912
0.80%, 06/03/25 (a)	200,000	202,958
American Honda Finance Corp.
1.65%, 07/12/21	100,000	100,842
1.70%, 09/09/21	100,000	101,078
3.38%, 12/10/21	100,000	103,135
1.95%, 05/20/22	250,000	255,885
2.60%, 11/16/22	350,000	365,326
2.05%, 01/10/23	250,000	258,633
1.95%, 05/10/23	150,000	155,616
0.88%, 07/07/23	250,000	253,008
0.65%, 09/08/23	250,000	251,960
3.63%, 10/10/23	100,000	109,182
3.55%, 01/12/24	150,000	163,550
2.40%, 06/27/24	200,000	212,354
2.15%, 09/10/24	100,000	105,631
1.20%, 07/08/25	250,000	254,928
1.00%, 09/10/25	250,000	252,695
Aptiv Corp.
4.15%, 03/15/24 (a)	100,000	110,333
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	280,637
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	107,687
AutoZone, Inc.
3.13%, 07/15/23 (a)	250,000	265,370
3.63%, 04/15/25 (a)	300,000	334,692
Block Financial LLC
5.50%, 11/01/22 (a)	300,000	320,253
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	100,000	105,007
4.10%, 04/13/25 (a)	400,000	452,396
BorgWarner, Inc.
3.38%, 03/15/25 (a)	50,000	55,054
Costco Wholesale Corp.
2.30%, 05/18/22 (a)	100,000	102,808
2.75%, 05/18/24 (a)	100,000	107,897
Cummins, Inc.
0.75%, 09/01/25 (a)	300,000	301,740
Security Rate, Maturity Date	Face Amount ($)	Value ($)
D.R. Horton, Inc.
4.38%, 09/15/22 (a)	100,000	105,883
4.75%, 02/15/23 (a)	50,000	53,971
2.50%, 10/15/24 (a)	300,000	318,684
2.60%, 10/15/25 (a)	50,000	53,794
Dollar General Corp.
3.25%, 04/15/23 (a)	100,000	105,933
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	200,000	214,530
4.00%, 05/15/25 (a)	200,000	225,874
eBay, Inc.
3.80%, 03/09/22 (a)	400,000	416,024
2.75%, 01/30/23 (a)	150,000	157,016
3.45%, 08/01/24 (a)	150,000	163,829
1.90%, 03/11/25 (a)	250,000	261,525
Expedia Group, Inc.
3.60%, 12/15/23 (a)	250,000	262,277
4.50%, 08/15/24 (a)	50,000	54,071
General Motors Co.
4.88%, 10/02/23	200,000	221,104
5.40%, 10/02/23	450,000	504,562
6.13%, 10/01/25 (a)	250,000	301,560
General Motors Financial Co., Inc.
3.20%, 07/06/21 (a)	200,000	202,506
4.38%, 09/25/21	100,000	102,874
4.20%, 11/06/21	250,000	257,923
3.45%, 01/14/22 (a)	250,000	256,728
3.45%, 04/10/22 (a)	150,000	154,692
3.15%, 06/30/22 (a)	200,000	206,646
3.55%, 07/08/22	600,000	626,790
3.25%, 01/05/23 (a)	250,000	261,477
5.20%, 03/20/23	200,000	219,388
3.70%, 05/09/23 (a)	350,000	370,909
4.25%, 05/15/23	200,000	215,610
4.15%, 06/19/23 (a)	100,000	107,665
1.70%, 08/18/23	350,000	357,546
5.10%, 01/17/24 (a)	150,000	167,784
3.95%, 04/13/24 (a)	250,000	271,307
3.50%, 11/07/24 (a)	350,000	377,387
4.00%, 01/15/25 (a)	200,000	219,402
2.90%, 02/26/25 (a)	400,000	424,136
4.35%, 04/09/25 (a)	250,000	279,357
2.75%, 06/20/25 (a)	250,000	264,720
4.30%, 07/13/25 (a)	400,000	447,128
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	100,000	108,220
3.35%, 09/01/24 (a)	100,000	102,827
5.25%, 06/01/25 (a)	150,000	166,500
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	100,000	104,387
5.38%, 04/23/25 (a)	100,000	112,150
IHS Markit Ltd.
4.13%, 08/01/23 (a)	250,000	272,352
3.63%, 05/01/24 (a)	100,000	109,131
Kohl’s Corp.
3.25%, 02/01/23 (a)	50,000	51,539
9.50%, 05/15/25 (a)	250,000	314,565
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	400,000	418,520
2.90%, 06/25/25 (a)	200,000	206,010
Lennar Corp.
4.88%, 12/15/23 (a)	350,000	386,960
4.75%, 05/30/25 (a)	200,000	229,720
Lowe’s Cos., Inc.
3.12%, 04/15/22 (a)	150,000	154,839
3.88%, 09/15/23 (a)	300,000	326,763

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.13%, 09/15/24 (a)	200,000	217,064
4.00%, 04/15/25 (a)	175,000	199,085
Magna International, Inc.
3.63%, 06/15/24 (a)	100,000	109,519
4.15%, 10/01/25 (a)	250,000	287,177
Marriott International, Inc.
2.30%, 01/15/22 (a)	200,000	202,258
4.15%, 12/01/23 (a)	200,000	214,640
3.60%, 04/15/24 (a)	250,000	264,385
5.75%, 05/01/25 (a)	350,000	405,912
Mastercard, Inc.
2.00%, 11/21/21 (a)	100,000	101,568
3.38%, 04/01/24	350,000	384,520
2.00%, 03/03/25 (a)	100,000	106,281
McDonald’s Corp.
2.63%, 01/15/22	150,000	153,830
3.35%, 04/01/23 (a)	300,000	319,788
3.25%, 06/10/24	100,000	109,167
3.38%, 05/26/25 (a)	150,000	166,457
3.30%, 07/01/25 (a)	200,000	222,624
1.45%, 09/01/25 (a)	250,000	259,512
NIKE, Inc.
2.25%, 05/01/23 (a)	100,000	104,542
2.40%, 03/27/25 (a)	150,000	161,309
NVR, Inc.
3.95%, 09/15/22 (a)	100,000	105,236
O'Reilly Automotive, Inc.
4.63%, 09/15/21 (a)	400,000	409,008
PACCAR Financial Corp.
2.65%, 05/10/22	100,000	103,540
2.30%, 08/10/22	100,000	103,427
1.90%, 02/07/23	150,000	155,157
2.65%, 04/06/23	100,000	105,495
0.35%, 08/11/23	200,000	200,056
2.15%, 08/15/24	100,000	106,052
1.80%, 02/06/25	200,000	210,290
PVH Corp.
4.63%, 07/10/25 (a)(e)	250,000	273,685
Ralph Lauren Corp.
1.70%, 06/15/22	200,000	204,032
Ross Stores, Inc.
4.60%, 04/15/25 (a)	200,000	231,268
0.88%, 04/15/26 (a)	250,000	248,143
Sands China Ltd.
4.60%, 08/08/23 (a)	200,000	213,738
5.13%, 08/08/25 (a)	500,000	551,795
Starbucks Corp.
1.30%, 05/07/22	350,000	354,578
2.70%, 06/15/22 (a)	100,000	103,181
3.10%, 03/01/23 (a)	100,000	105,872
3.85%, 10/01/23 (a)	100,000	108,702
3.80%, 08/15/25 (a)	300,000	340,371
Tapestry, Inc.
4.25%, 04/01/25 (a)	200,000	213,158
Target Corp.
2.90%, 01/15/22	100,000	102,979
3.50%, 07/01/24	200,000	222,246
2.25%, 04/15/25 (a)	300,000	320,715
The Home Depot, Inc.
3.25%, 03/01/22	100,000	103,783
2.63%, 06/01/22 (a)	400,000	413,568
2.70%, 04/01/23 (a)	225,000	236,198
3.75%, 02/15/24 (a)	100,000	109,757
3.35%, 09/15/25 (a)	400,000	451,232
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The TJX Cos., Inc.
2.50%, 05/15/23 (a)	100,000	104,596
3.50%, 04/15/25 (a)	400,000	445,248
The Western Union Co.
4.25%, 06/09/23 (a)	150,000	162,642
Toyota Motor Corp.
2.36%, 07/02/24	100,000	106,218
Toyota Motor Credit Corp.
3.40%, 09/15/21	150,000	153,687
2.60%, 01/11/22	250,000	256,473
3.30%, 01/12/22	500,000	516,670
1.15%, 05/26/22	500,000	506,495
0.45%, 07/22/22	250,000	250,793
2.15%, 09/08/22	150,000	154,973
0.35%, 10/14/22	300,000	300,372
2.63%, 01/10/23	300,000	314,490
2.90%, 03/30/23	300,000	317,622
0.50%, 08/14/23	450,000	451,489
1.35%, 08/25/23	200,000	205,344
3.45%, 09/20/23	350,000	379,687
2.25%, 10/18/23	100,000	105,333
2.90%, 04/17/24	100,000	107,717
1.80%, 02/13/25	300,000	314,079
3.00%, 04/01/25	350,000	384,594
3.40%, 04/14/25	150,000	167,505
0.80%, 10/16/25	200,000	201,002
VF Corp.
2.05%, 04/23/22	350,000	357,840
2.40%, 04/23/25 (a)	150,000	159,647
Visa, Inc.
2.15%, 09/15/22 (a)	250,000	258,340
2.80%, 12/14/22 (a)	500,000	524,570
Walgreen Co.
3.10%, 09/15/22	350,000	366,355
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21 (a)	100,000	102,298
3.80%, 11/18/24 (a)	550,000	610,665
Walmart, Inc.
3.13%, 06/23/21	300,000	304,926
2.35%, 12/15/22 (a)	250,000	260,350
2.55%, 04/11/23 (a)	300,000	314,535
3.40%, 06/26/23 (a)	500,000	538,425
3.30%, 04/22/24 (a)	350,000	380,915
2.85%, 07/08/24 (a)	450,000	486,909
2.65%, 12/15/24 (a)	150,000	162,357
3.55%, 06/26/25 (a)	300,000	339,642
		41,933,765
Consumer Non-Cyclical 3.7%
Abbott Laboratories
2.55%, 03/15/22	150,000	154,373
3.40%, 11/30/23 (a)	450,000	488,448
2.95%, 03/15/25 (a)	95,000	104,250
AbbVie, Inc.
5.00%, 12/15/21 (a)	200,000	207,018
3.45%, 03/15/22 (a)	750,000	775,537
3.25%, 10/01/22 (a)	400,000	417,644
2.90%, 11/06/22	850,000	889,652
3.20%, 11/06/22 (a)	180,000	188,636
2.30%, 11/21/22	700,000	724,829
2.85%, 05/14/23 (a)	150,000	157,934
3.75%, 11/14/23 (a)	400,000	437,572
3.85%, 06/15/24 (a)	350,000	385,273
2.60%, 11/21/24 (a)	600,000	642,378
3.80%, 03/15/25 (a)	550,000	614,685
3.60%, 05/14/25 (a)	1,000,000	1,113,640

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Altria Group, Inc.
3.49%, 02/14/22	300,000	311,013
2.85%, 08/09/22	450,000	468,342
2.95%, 05/02/23	50,000	52,795
4.00%, 01/31/24	200,000	220,126
3.80%, 02/14/24 (a)	250,000	273,052
2.35%, 05/06/25 (a)	200,000	212,290
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	100,000	108,499
3.25%, 03/01/25 (a)	97,000	106,444
Amgen, Inc.
3.88%, 11/15/21 (a)	124,286	127,174
2.65%, 05/11/22 (a)	500,000	515,490
3.63%, 05/15/22 (a)	100,000	103,944
2.25%, 08/19/23 (a)	250,000	261,935
3.63%, 05/22/24 (a)	150,000	164,264
1.90%, 02/21/25 (a)	300,000	315,300
3.13%, 05/01/25 (a)	200,000	219,258
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/23 (a)	520,000	549,364
3.70%, 02/01/24	400,000	441,660
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/25 (a)	450,000	511,353
Archer-Daniels-Midland Co.
2.75%, 03/27/25 (a)	100,000	108,407
AstraZeneca PLC
2.38%, 06/12/22 (a)	200,000	205,762
3.50%, 08/17/23 (a)	100,000	107,993
3.38%, 11/16/25	500,000	562,730
BAT Capital Corp.
2.76%, 08/15/22 (a)	450,000	465,754
3.22%, 08/15/24 (a)	550,000	594,880
2.79%, 09/06/24 (a)	150,000	160,493
Baxalta, Inc.
4.00%, 06/23/25 (a)	200,000	226,712
Beam Suntory, Inc.
3.25%, 05/15/22 (a)	100,000	103,142
Becton Dickinson & Co.
3.13%, 11/08/21	300,000	307,641
2.89%, 06/06/22 (a)	450,000	465,232
3.36%, 06/06/24 (a)	250,000	270,505
3.73%, 12/15/24 (a)	200,000	221,030
Biogen, Inc.
3.63%, 09/15/22	150,000	158,612
4.05%, 09/15/25 (a)	500,000	572,155
Boston Scientific Corp.
3.38%, 05/15/22	200,000	208,720
3.45%, 03/01/24 (a)	200,000	217,032
1.90%, 06/01/25 (a)	200,000	209,248
Bristol-Myers Squibb Co.
2.25%, 08/15/21	100,000	101,420
2.60%, 05/16/22	450,000	465,124
2.00%, 08/01/22	150,000	154,238
3.25%, 08/15/22	100,000	104,959
3.55%, 08/15/22	150,000	158,165
2.75%, 02/15/23 (a)	350,000	367,510
3.25%, 02/20/23 (a)	350,000	371,357
4.00%, 08/15/23	100,000	109,813
0.54%, 11/13/23 (a)	400,000	400,776
3.63%, 05/15/24 (a)	150,000	164,649
2.90%, 07/26/24 (a)	800,000	865,008
3.88%, 08/15/25 (a)	550,000	626,818
0.75%, 11/13/25 (a)	200,000	200,352
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (a)	100,000	103,784
4.35%, 03/15/24 (a)	100,000	110,395
1.63%, 08/17/25 (a)	250,000	255,443
Campbell Soup Co.
3.65%, 03/15/23 (a)	150,000	160,413
3.95%, 03/15/25 (a)	150,000	168,971
3.30%, 03/19/25 (a)	100,000	109,570
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	200,000	206,160
3.20%, 03/15/23	200,000	212,064
3.08%, 06/15/24 (a)	150,000	161,349
3.75%, 09/15/25 (a)	150,000	169,688
Church & Dwight Co., Inc.
2.45%, 08/01/22 (a)	150,000	155,094
Cigna Corp.
3.40%, 09/17/21	250,000	256,070
3.05%, 11/30/22 (a)	100,000	104,911
3.00%, 07/15/23 (a)	400,000	424,340
3.75%, 07/15/23 (a)	550,000	595,556
3.50%, 06/15/24 (a)	97,000	105,918
3.25%, 04/15/25 (a)	100,000	109,840
4.13%, 11/15/25 (a)	500,000	574,840
Colgate-Palmolive Co.
2.30%, 05/03/22	100,000	102,866
2.25%, 11/15/22	100,000	103,951
2.10%, 05/01/23	100,000	104,574
3.25%, 03/15/24	300,000	327,864
CommonSpirit Health
2.95%, 11/01/22	100,000	103,882
2.76%, 10/01/24 (a)	150,000	159,242
1.55%, 10/01/25 (a)	300,000	305,088
Conagra Brands, Inc.
3.20%, 01/25/23 (a)	150,000	157,662
4.30%, 05/01/24 (a)	200,000	223,222
4.60%, 11/01/25 (a)	300,000	349,959
Constellation Brands, Inc.
2.70%, 05/09/22 (a)	150,000	154,563
2.65%, 11/07/22 (a)	100,000	104,052
3.20%, 02/15/23 (a)	150,000	158,373
4.25%, 05/01/23	100,000	108,802
4.75%, 11/15/24	150,000	172,691
4.40%, 11/15/25 (a)	150,000	174,635
CVS Health Corp.
3.50%, 07/20/22 (a)	400,000	418,180
2.75%, 12/01/22 (a)	450,000	468,396
3.70%, 03/09/23 (a)	1,100,000	1,176,681
3.38%, 08/12/24 (a)	100,000	109,232
2.63%, 08/15/24 (a)	100,000	107,038
4.10%, 03/25/25 (a)	900,000	1,020,960
3.88%, 07/20/25 (a)	700,000	791,378
DH Europe Finance II Sarl
2.05%, 11/15/22	200,000	206,518
2.20%, 11/15/24 (a)	100,000	106,183
Diageo Capital PLC
2.63%, 04/29/23 (a)	350,000	367,034
3.50%, 09/18/23 (a)	200,000	216,564
2.13%, 10/24/24 (a)	200,000	210,876
1.38%, 09/29/25 (a)	200,000	205,584
Diageo Investment Corp.
2.88%, 05/11/22	100,000	103,690
8.00%, 09/15/22	50,000	56,724
Eli Lilly & Co.
2.35%, 05/15/22	100,000	103,102

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
General Mills, Inc.
2.60%, 10/12/22 (a)	200,000	207,952
3.70%, 10/17/23 (a)	250,000	272,570
3.65%, 02/15/24 (a)	150,000	164,016
4.00%, 04/17/25 (a)	100,000	113,283
Gilead Sciences, Inc.
4.40%, 12/01/21 (a)	300,000	308,964
1.95%, 03/01/22 (a)	250,000	254,640
3.25%, 09/01/22 (a)	200,000	209,124
2.50%, 09/01/23 (a)	200,000	210,538
0.75%, 09/29/23 (a)	500,000	501,470
3.70%, 04/01/24 (a)	250,000	273,037
3.50%, 02/01/25 (a)	500,000	552,800
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	400,000	414,616
2.88%, 06/01/22 (a)	450,000	466,492
0.53%, 10/01/23 (a)	500,000	501,790
3.00%, 06/01/24 (a)	200,000	216,458
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	200,000	211,248
3.38%, 05/15/23	200,000	214,744
3.63%, 05/15/25	250,000	282,500
Hasbro, Inc.
2.60%, 11/19/22	300,000	310,350
3.00%, 11/19/24 (a)	100,000	107,785
HCA, Inc.
4.75%, 05/01/23	200,000	218,542
5.00%, 03/15/24	450,000	506,164
5.25%, 04/15/25	300,000	350,325
Johnson & Johnson
2.25%, 03/03/22 (a)	200,000	204,822
2.05%, 03/01/23 (a)	300,000	310,974
2.63%, 01/15/25 (a)	100,000	108,519
0.55%, 09/01/25 (a)	500,000	501,560
Kellogg Co.
3.13%, 05/17/22	150,000	155,835
2.65%, 12/01/23	150,000	159,197
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	500,000	542,775
3.13%, 12/15/23 (a)	100,000	107,323
4.42%, 05/25/25 (a)	200,000	230,822
Kimberly-Clark Corp.
3.05%, 08/15/25	150,000	166,671
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (a)	200,000	209,612
4.00%, 11/01/23 (a)	55,000	59,896
3.25%, 09/01/24 (a)	250,000	272,240
2.30%, 12/01/24 (a)	100,000	106,235
3.60%, 02/01/25 (a)	150,000	166,005
McCormick & Co., Inc.
2.70%, 08/15/22 (a)	100,000	103,637
3.15%, 08/15/24 (a)	100,000	108,504
McKesson Corp.
2.70%, 12/15/22 (a)	200,000	207,946
2.85%, 03/15/23 (a)	150,000	156,981
3.80%, 03/15/24 (a)	150,000	164,460
0.90%, 12/03/25 (a)	200,000	199,922
Medtronic, Inc.
3.50%, 03/15/25	420,000	471,416
Merck & Co., Inc.
2.35%, 02/10/22	150,000	153,704
2.40%, 09/15/22 (a)	250,000	258,343
2.80%, 05/18/23	250,000	265,405
2.90%, 03/07/24 (a)	100,000	107,619
2.75%, 02/10/25 (a)	600,000	650,694
0.75%, 02/24/26 (a)	250,000	250,400
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Molson Coors Beverage Co.
2.10%, 07/15/21 (a)	250,000	252,308
Mondelez International, Inc.
0.63%, 07/01/22	300,000	301,323
2.13%, 04/13/23 (a)	400,000	415,312
3.63%, 05/07/23 (a)	150,000	161,604
1.50%, 05/04/25 (a)	100,000	103,536
Mylan, Inc.
4.20%, 11/29/23 (a)	150,000	164,120
Novartis Capital Corp.
2.40%, 09/21/22	350,000	363,846
3.40%, 05/06/24	600,000	659,022
1.75%, 02/14/25 (a)	300,000	314,622
3.00%, 11/20/25 (a)	400,000	444,076
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	250,000	255,340
PepsiCo, Inc.
3.00%, 08/25/21	150,000	153,051
1.70%, 10/06/21 (a)	161,000	162,872
2.75%, 03/05/22	400,000	412,480
3.10%, 07/17/22 (a)	200,000	208,290
2.75%, 03/01/23	150,000	158,199
0.75%, 05/01/23	250,000	253,188
0.40%, 10/07/23	500,000	501,800
3.60%, 03/01/24 (a)	350,000	382,896
2.25%, 03/19/25 (a)	200,000	213,916
2.75%, 04/30/25 (a)	150,000	163,556
3.50%, 07/17/25 (a)	200,000	224,906
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	200,000	217,986
Pfizer, Inc.
2.20%, 12/15/21	300,000	306,057
3.00%, 06/15/23	250,000	266,975
3.20%, 09/15/23 (a)	300,000	323,355
2.95%, 03/15/24 (a)	150,000	161,679
3.40%, 05/15/24	150,000	164,847
0.80%, 05/28/25 (a)	250,000	252,575
Philip Morris International, Inc.
2.90%, 11/15/21	150,000	153,774
2.63%, 02/18/22 (a)	100,000	102,584
2.38%, 08/17/22 (a)	150,000	155,004
2.50%, 08/22/22	300,000	311,340
2.50%, 11/02/22 (a)	150,000	155,973
2.63%, 03/06/23	250,000	263,127
1.13%, 05/01/23	250,000	254,690
2.13%, 05/10/23 (a)	300,000	311,967
2.88%, 05/01/24 (a)	200,000	215,060
1.50%, 05/01/25 (a)	250,000	258,525
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	166,967
Reynolds American, Inc.
4.85%, 09/15/23	100,000	112,037
4.45%, 06/12/25 (a)	500,000	570,730
Royalty Pharma PLC
0.75%, 09/02/23 (e)	350,000	351,753
1.20%, 09/02/25 (a)(e)	350,000	353,230
Sanofi
3.38%, 06/19/23 (a)	150,000	161,304
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	650,000	689,773
Stryker Corp.
3.38%, 05/15/24 (a)	100,000	108,656
1.15%, 06/15/25 (a)	250,000	254,385
3.38%, 11/01/25 (a)	200,000	223,516

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sutter Health
1.32%, 08/15/25 (a)	250,000	254,138
Sysco Corp.
2.60%, 06/12/22	100,000	103,558
3.55%, 03/15/25 (a)	100,000	111,054
5.65%, 04/01/25 (a)	350,000	417,728
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	400,000	444,312
The Clorox Co.
3.05%, 09/15/22 (a)	200,000	208,312
The Coca-Cola Co.
2.50%, 04/01/23	100,000	105,132
3.20%, 11/01/23	500,000	542,865
1.75%, 09/06/24	150,000	157,103
2.95%, 03/25/25	150,000	165,128
2.88%, 10/27/25	450,000	499,792
The Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	150,000	158,738
The Hershey Co.
3.38%, 05/15/23 (a)	150,000	161,001
0.90%, 06/01/25 (a)	100,000	101,358
The JM Smucker Co.
3.50%, 10/15/21	100,000	102,754
3.00%, 03/15/22	150,000	154,881
3.50%, 03/15/25	100,000	111,461
The Kroger Co.
2.80%, 08/01/22 (a)	250,000	259,542
4.00%, 02/01/24 (a)	200,000	220,060
The Procter & Gamble Co.
1.70%, 11/03/21	200,000	202,780
2.30%, 02/06/22	200,000	204,910
2.15%, 08/11/22	450,000	464,755
0.55%, 10/29/25	350,000	352,212
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23 (a)	300,000	317,001
4.15%, 02/01/24 (a)	150,000	165,816
4.13%, 03/25/25 (a)	200,000	227,662
Tyson Foods, Inc.
2.25%, 08/23/21 (a)	300,000	303,909
4.50%, 06/15/22 (a)	100,000	105,278
3.90%, 09/28/23 (a)	100,000	109,477
3.95%, 08/15/24 (a)	300,000	335,046
Unilever Capital Corp.
3.00%, 03/07/22	350,000	362,274
0.38%, 09/14/23	250,000	250,663
3.25%, 03/07/24 (a)	150,000	162,842
2.60%, 05/05/24 (a)	100,000	106,632
3.10%, 07/30/25	200,000	222,112
Upjohn, Inc.
1.13%, 06/22/22 (e)	300,000	302,868
1.65%, 06/22/25 (a)(e)	250,000	257,695
Whirlpool Corp.
4.85%, 06/15/21	100,000	102,365
4.00%, 03/01/24	100,000	109,959
Wyeth LLC
6.45%, 02/01/24	100,000	118,469
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22 (a)	100,000	103,188
3.70%, 03/19/23 (a)	100,000	106,777
3.55%, 04/01/25 (a)	450,000	495,769
Zoetis, Inc.
3.25%, 08/20/21	100,000	102,113
3.25%, 02/01/23 (a)	300,000	316,335
		70,581,262
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Energy 2.0%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	400,000	417,888
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	100,000	110,577
BP Capital Markets America, Inc.
2.11%, 09/16/21 (a)	150,000	151,941
3.25%, 05/06/22	350,000	364,434
2.52%, 09/19/22 (a)	100,000	103,659
2.94%, 04/06/23	400,000	423,160
2.75%, 05/10/23	450,000	475,335
3.22%, 11/28/23 (a)	100,000	107,456
3.79%, 02/06/24 (a)	200,000	218,452
3.22%, 04/14/24 (a)	100,000	107,915
3.19%, 04/06/25 (a)	350,000	385,087
3.80%, 09/21/25 (a)	500,000	566,630
BP Capital Markets PLC
3.06%, 03/17/22	300,000	310,575
3.25%, 05/06/22	100,000	104,148
3.81%, 02/10/24	250,000	274,505
3.54%, 11/04/24	100,000	110,570
3.51%, 03/17/25	150,000	167,267
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	250,000	260,602
3.80%, 04/15/24 (a)	100,000	107,845
3.90%, 02/01/25 (a)	200,000	218,650
2.05%, 07/15/25 (a)	250,000	258,617
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	300,000	346,470
5.88%, 03/31/25 (a)	300,000	344,253
Chevron Corp.
2.50%, 03/03/22 (a)	250,000	256,518
2.36%, 12/05/22 (a)	300,000	311,160
1.14%, 05/11/23	250,000	255,060
2.57%, 05/16/23 (a)	150,000	157,671
3.19%, 06/24/23 (a)	250,000	266,637
2.90%, 03/03/24 (a)	150,000	160,928
1.55%, 05/11/25 (a)	700,000	727,797
Chevron USA, Inc.
0.33%, 08/12/22	300,000	300,432
0.43%, 08/11/23	300,000	300,813
0.69%, 08/12/25 (a)	300,000	300,657
Cimarex Energy Co.
4.38%, 06/01/24 (a)	200,000	216,034
ConocoPhillips Co.
3.35%, 11/15/24 (a)	100,000	109,526
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	150,000	156,536
4.75%, 05/31/25 (a)	150,000	167,498
5.38%, 05/31/25 (a)	250,000	260,210
Dominion Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	200,000	213,658
3.60%, 12/15/24 (a)	100,000	110,191
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	100,259
Enbridge, Inc.
2.90%, 07/15/22 (a)	250,000	259,182
4.00%, 10/01/23 (a)	200,000	216,980
3.50%, 06/10/24 (a)	100,000	108,298
Energy Transfer Operating LP
4.65%, 06/01/21 (a)	200,000	201,978
5.20%, 02/01/22 (a)	250,000	259,447
3.60%, 02/01/23 (a)	200,000	207,858
4.25%, 03/15/23 (a)	250,000	263,172
4.20%, 09/15/23 (a)	150,000	160,145

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.88%, 01/15/24 (a)	150,000	166,272
4.90%, 02/01/24 (a)	100,000	108,244
4.50%, 04/15/24 (a)	200,000	215,864
4.05%, 03/15/25 (a)	100,000	107,617
2.90%, 05/15/25 (a)	500,000	519,365
5.88%, 10/15/25 (a)	200,000	241,486
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (a)	100,000	105,988
4.50%, 11/01/23 (a)	100,000	107,471
Enterprise Products Operating LLC
3.50%, 02/01/22	350,000	362,771
3.35%, 03/15/23 (a)	400,000	423,448
3.90%, 02/15/24 (a)	300,000	329,346
3.75%, 02/15/25 (a)	400,000	446,312
4.88%, 08/16/77 (a)(b)	110,000	101,952
EOG Resources, Inc.
2.63%, 03/15/23 (a)	350,000	365,603
3.15%, 04/01/25 (a)	100,000	109,774
Exxon Mobil Corp.
2.40%, 03/06/22 (a)	200,000	204,698
1.90%, 08/16/22	100,000	102,919
2.73%, 03/01/23 (a)	200,000	209,858
1.57%, 04/15/23	600,000	617,256
3.18%, 03/15/24 (a)	100,000	107,941
2.02%, 08/16/24 (a)	450,000	472,941
2.71%, 03/06/25 (a)	600,000	647,700
2.99%, 03/19/25 (a)	650,000	710,560
Halliburton Co.
3.25%, 11/15/21 (a)	100,000	101,917
3.50%, 08/01/23 (a)	150,000	159,660
3.80%, 11/15/25 (a)	150,000	166,016
HollyFrontier Corp.
2.63%, 10/01/23	250,000	252,525
Husky Energy, Inc.
3.95%, 04/15/22 (a)	100,000	102,954
4.00%, 04/15/24 (a)	100,000	106,402
Kinder Morgan Energy Partners LP
5.00%, 10/01/21 (a)	100,000	102,593
4.15%, 03/01/22	150,000	156,816
3.50%, 09/01/23 (a)	100,000	107,013
4.15%, 02/01/24 (a)	100,000	109,347
4.30%, 05/01/24 (a)	400,000	441,984
Kinder Morgan, Inc.
3.15%, 01/15/23 (a)	400,000	420,492
4.30%, 06/01/25 (a)	400,000	455,088
Marathon Oil Corp.
2.80%, 11/01/22 (a)	450,000	463,819
3.85%, 06/01/25 (a)	200,000	213,288
Marathon Petroleum Corp.
4.50%, 05/01/23 (a)	200,000	216,270
4.75%, 12/15/23 (a)	100,000	110,469
3.63%, 09/15/24 (a)	100,000	107,696
4.70%, 05/01/25 (a)	400,000	454,156
MPLX LP
3.50%, 12/01/22 (a)	100,000	105,090
3.38%, 03/15/23 (a)	100,000	105,637
4.50%, 07/15/23 (a)	150,000	162,723
4.88%, 12/01/24 (a)	200,000	226,978
5.25%, 01/15/25 (a)	100,000	103,006
4.00%, 02/15/25 (a)	250,000	275,452
4.88%, 06/01/25 (a)	250,000	285,925
National Fuel Gas Co.
4.90%, 12/01/21 (a)	150,000	154,922
5.20%, 07/15/25 (a)	250,000	277,122
Noble Energy, Inc.
3.90%, 11/15/24 (a)	100,000	111,394
Security Rate, Maturity Date	Face Amount ($)	Value ($)
ONEOK Partners LP
3.38%, 10/01/22 (a)	100,000	104,234
5.00%, 09/15/23 (a)	400,000	436,136
4.90%, 03/15/25 (a)	100,000	111,193
ONEOK, Inc.
7.50%, 09/01/23 (a)	150,000	172,367
2.75%, 09/01/24 (a)	100,000	104,320
5.85%, 01/15/26 (a)	75,000	87,875
Phillips 66
4.30%, 04/01/22	250,000	262,642
3.70%, 04/06/23	100,000	107,121
3.85%, 04/09/25 (a)	250,000	279,662
1.30%, 02/15/26 (a)	100,000	100,799
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	100,000	103,495
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (a)	100,000	102,709
2.85%, 01/31/23 (a)	100,000	103,506
3.85%, 10/15/23 (a)	100,000	105,895
3.60%, 11/01/24 (a)	300,000	312,894
4.65%, 10/15/25 (a)	250,000	273,252
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (a)	250,000	263,990
5.63%, 04/15/23 (a)	200,000	219,246
5.75%, 05/15/24 (a)	500,000	569,300
5.63%, 03/01/25 (a)	500,000	578,615
Schlumberger Finance Canada Ltd
1.40%, 09/17/25 (a)	250,000	255,230
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	250,000	270,047
Shell International Finance BV
1.75%, 09/12/21	200,000	202,394
2.38%, 08/21/22	150,000	155,597
2.25%, 01/06/23	150,000	155,975
3.40%, 08/12/23	391,000	423,125
0.38%, 09/15/23	250,000	250,423
3.50%, 11/13/23 (a)	250,000	272,557
2.00%, 11/07/24 (a)	200,000	210,618
2.38%, 04/06/25 (a)	450,000	481,792
3.25%, 05/11/25	500,000	554,050
Southern Natural Gas Co., LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (a)	50,000	50,542
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	200,000	223,340
3.50%, 03/15/25 (a)	150,000	164,679
Suncor Energy, Inc.
2.80%, 05/15/23	200,000	210,496
3.60%, 12/01/24 (a)	150,000	165,224
3.10%, 05/15/25 (a)	250,000	272,590
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (a)	150,000	155,924
4.25%, 04/01/24 (a)	100,000	106,863
TC PipeLines LP
4.65%, 06/15/21 (a)	50,000	50,505
The Williams Cos., Inc.
7.88%, 09/01/21	100,000	105,471
3.60%, 03/15/22 (a)	500,000	517,565
3.35%, 08/15/22 (a)	200,000	208,442
3.70%, 01/15/23 (a)	200,000	211,470
4.50%, 11/15/23 (a)	150,000	165,543
4.30%, 03/04/24 (a)	200,000	219,994

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.55%, 06/24/24 (a)	200,000	224,738
3.90%, 01/15/25 (a)	250,000	275,072
Total Capital Canada Ltd.
2.75%, 07/15/23	450,000	477,832
Total Capital International S.A.
2.75%, 06/19/21	250,000	253,318
2.22%, 07/12/21 (a)	150,000	151,580
2.70%, 01/25/23	100,000	105,099
3.70%, 01/15/24	150,000	164,666
3.75%, 04/10/24	150,000	166,049
2.43%, 01/10/25 (a)	150,000	159,791
Total Capital S.A.
4.25%, 12/15/21	100,000	104,162
TransCanada PipeLines Ltd.
2.50%, 08/01/22	300,000	310,245
3.75%, 10/16/23 (a)	200,000	216,618
Valero Energy Corp.
2.70%, 04/15/23	100,000	103,868
1.20%, 03/15/24	250,000	250,388
3.65%, 03/15/25	250,000	271,582
2.85%, 04/15/25 (a)	350,000	368,126
		38,889,662
Industrial Other 0.0%
Cintas Corp. No 2
2.90%, 04/01/22 (a)	150,000	154,935
Technology 2.5%
Adobe, Inc.
1.70%, 02/01/23	100,000	103,215
1.90%, 02/01/25 (a)	100,000	105,626
3.25%, 02/01/25 (a)	100,000	110,519
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	275,000	296,978
Alphabet, Inc.
3.38%, 02/25/24	400,000	438,520
0.45%, 08/15/25 (a)	250,000	249,718
Altera Corp.
4.10%, 11/15/23	150,000	166,028
Analog Devices, Inc.
3.13%, 12/05/23 (a)	200,000	215,138
2.95%, 04/01/25 (a)	100,000	109,529
Apple Inc.
1.55%, 08/04/21 (a)	225,000	226,791
2.15%, 02/09/22	200,000	204,622
2.50%, 02/09/22 (a)	250,000	256,265
2.30%, 05/11/22 (a)	150,000	154,184
2.70%, 05/13/22	100,000	103,583
1.70%, 09/11/22	251,000	257,621
2.10%, 09/12/22 (a)	100,000	103,227
2.40%, 01/13/23 (a)	100,000	104,271
2.85%, 02/23/23 (a)	400,000	420,964
2.40%, 05/03/23	1,300,000	1,366,495
0.75%, 05/11/23	600,000	607,416
3.00%, 02/09/24 (a)	300,000	322,794
3.45%, 05/06/24	425,000	467,542
2.85%, 05/11/24 (a)	500,000	537,935
1.80%, 09/11/24 (a)	100,000	104,775
2.75%, 01/13/25 (a)	200,000	216,856
2.50%, 02/09/25	250,000	269,722
1.13%, 05/11/25 (a)	650,000	665,236
3.20%, 05/13/25	1,000,000	1,114,830
0.55%, 08/20/25 (a)	550,000	550,506
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Arrow Electronics, Inc.
3.50%, 04/01/22 (a)	100,000	103,112
4.50%, 03/01/23 (a)	100,000	107,118
3.25%, 09/08/24 (a)	100,000	108,062
Autodesk, Inc.
3.60%, 12/15/22 (a)	100,000	105,372
Avnet, Inc.
4.88%, 12/01/22	100,000	107,475
Baidu, Inc.
2.88%, 07/06/22	200,000	205,774
3.50%, 11/28/22	100,000	104,878
4.38%, 05/14/24 (a)	450,000	494,775
3.08%, 04/07/25 (a)	250,000	266,680
1.72%, 04/09/26 (a)	200,000	202,072
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (a)	250,000	260,595
3.63%, 01/15/24 (a)	350,000	377,968
3.13%, 01/15/25 (a)	200,000	215,516
Broadcom, Inc.
3.13%, 10/15/22	200,000	209,604
2.25%, 11/15/23	250,000	261,103
3.63%, 10/15/24 (a)	350,000	383,659
4.70%, 04/15/25 (a)	350,000	400,918
3.15%, 11/15/25 (a)	750,000	815,872
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	100,000	112,612
Cisco Systems, Inc.
1.85%, 09/20/21 (a)	361,000	365,231
3.00%, 06/15/22	100,000	104,281
2.60%, 02/28/23	150,000	157,913
2.20%, 09/20/23 (a)	250,000	262,452
3.63%, 03/04/24	150,000	165,641
3.50%, 06/15/25	250,000	282,800
Corning, Inc.
2.90%, 05/15/22 (a)	100,000	103,093
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)(e)	700,000	773,346
4.00%, 07/15/24 (a)(e)	350,000	385,098
5.85%, 07/15/25 (a)(e)	250,000	297,817
DXC Technology Co.
4.00%, 04/15/23	100,000	106,542
4.25%, 04/15/24 (a)	100,000	108,189
4.13%, 04/15/25 (a)	100,000	109,530
Equifax, Inc.
3.30%, 12/15/22 (a)	400,000	419,804
2.60%, 12/01/24 (a)	100,000	107,078
Equinix, Inc.
2.63%, 11/18/24 (a)	350,000	373,604
1.25%, 07/15/25 (a)	250,000	253,640
1.00%, 09/15/25 (a)	250,000	250,628
Fidelity National Information Services, Inc.
3.50%, 04/15/23 (a)	100,000	106,254
Fiserv, Inc.
3.50%, 10/01/22 (a)	150,000	157,287
3.80%, 10/01/23 (a)	200,000	218,104
2.75%, 07/01/24 (a)	450,000	482,004
3.85%, 06/01/25 (a)	250,000	282,300
Flex Ltd.
5.00%, 02/15/23	100,000	108,851
3.75%, 02/01/26 (a)	100,000	110,982
Genpact Luxembourg Sarl
3.70%, 04/01/22 (a)(f)(g)	100,000	102,300

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Global Payments, Inc.
3.75%, 06/01/23 (a)	150,000	160,838
4.00%, 06/01/23 (a)	100,000	108,248
2.65%, 02/15/25 (a)	250,000	267,945
Hewlett Packard Enterprise Co.
3.50%, 10/05/21 (a)	150,000	153,549
4.40%, 10/15/22 (a)	150,000	159,876
2.25%, 04/01/23 (a)	300,000	310,737
4.45%, 10/02/23 (a)	300,000	330,333
1.45%, 04/01/24 (a)	500,000	510,800
4.65%, 10/01/24 (a)	150,000	170,190
4.90%, 10/15/25 (a)	600,000	698,520
HP, Inc.
4.05%, 09/15/22	350,000	371,917
2.20%, 06/17/25 (a)	150,000	158,768
IBM Credit LLC
3.60%, 11/30/21	150,000	155,022
2.20%, 09/08/22	100,000	103,413
3.00%, 02/06/23	100,000	105,714
Intel Corp.
3.30%, 10/01/21	200,000	205,010
2.35%, 05/11/22 (a)	100,000	102,861
3.10%, 07/29/22	300,000	314,127
2.70%, 12/15/22	300,000	314,841
2.88%, 05/11/24 (a)	450,000	485,181
3.40%, 03/25/25 (a)	200,000	222,990
3.70%, 07/29/25 (a)	550,000	622,369
International Business Machines Corp.
2.50%, 01/27/22	150,000	153,882
2.85%, 05/13/22	650,000	674,505
1.88%, 08/01/22	150,000	154,094
2.88%, 11/09/22	150,000	157,515
3.38%, 08/01/23	450,000	485,527
3.63%, 02/12/24	700,000	767,067
3.00%, 05/15/24	650,000	704,210
Intuit, Inc.
0.65%, 07/15/23	250,000	251,705
0.95%, 07/15/25 (a)	150,000	151,833
Jabil, Inc.
4.70%, 09/15/22	100,000	107,107
Juniper Networks, Inc.
4.50%, 03/15/24	100,000	111,576
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	100,000	113,456
KLA Corp.
4.65%, 11/01/24 (a)	300,000	341,646
Lam Research Corp.
2.80%, 06/15/21 (a)	100,000	101,147
Leidos, Inc.
3.63%, 05/15/25 (a)(e)	200,000	222,858
Marvell Technology Group Ltd.
4.20%, 06/22/23 (a)	100,000	108,129
Microchip Technology, Inc.
3.92%, 06/01/21	100,000	101,646
4.33%, 06/01/23 (a)	200,000	216,710
Micron Technology, Inc.
2.50%, 04/24/23	200,000	208,738
4.64%, 02/06/24 (a)	150,000	167,130
Microsoft Corp.
1.55%, 08/08/21 (a)	450,000	453,618
2.40%, 02/06/22 (a)	250,000	256,088
2.38%, 02/12/22 (a)	250,000	255,955
2.65%, 11/03/22 (a)	150,000	156,444
2.38%, 05/01/23 (a)	150,000	156,930
2.00%, 08/08/23 (a)	250,000	261,093
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 12/15/23 (a)	200,000	218,680
2.88%, 02/06/24 (a)	850,000	912,840
2.70%, 02/12/25 (a)	500,000	543,345
3.13%, 11/03/25 (a)	800,000	894,152
Motorola Solutions, Inc.
3.50%, 03/01/23	100,000	105,948
4.00%, 09/01/24	100,000	111,846
NetApp, Inc.
1.88%, 06/22/25 (a)	250,000	260,725
NVIDIA Corp.
2.20%, 09/16/21 (a)	150,000	152,040
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(e)	250,000	281,935
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(e)	100,000	107,320
Oracle Corp.
2.80%, 07/08/21	250,000	253,800
1.90%, 09/15/21 (a)	650,000	657,611
2.50%, 05/15/22 (a)	600,000	617,238
2.50%, 10/15/22	600,000	624,846
2.63%, 02/15/23 (a)	150,000	157,170
3.63%, 07/15/23	150,000	162,786
2.40%, 09/15/23 (a)	400,000	421,072
3.40%, 07/08/24 (a)	250,000	273,285
2.95%, 11/15/24 (a)	600,000	651,648
2.50%, 04/01/25 (a)	800,000	859,384
2.95%, 05/15/25 (a)	400,000	436,980
PayPal Holdings, Inc.
2.20%, 09/26/22	150,000	154,989
1.35%, 06/01/23	350,000	358,799
2.40%, 10/01/24 (a)	250,000	266,347
1.65%, 06/01/25 (a)	250,000	260,328
QUALCOMM, Inc.
3.00%, 05/20/22	500,000	520,105
2.60%, 01/30/23 (a)	250,000	261,817
2.90%, 05/20/24 (a)	200,000	215,554
3.45%, 05/20/25 (a)	400,000	446,396
salesforce.com, Inc.
3.25%, 04/11/23 (a)	250,000	266,957
Seagate HDD Cayman
4.75%, 06/01/23	100,000	108,513
4.88%, 03/01/24 (a)	235,000	257,971
4.75%, 01/01/25	75,000	83,151
Texas Instruments, Inc.
1.85%, 05/15/22 (a)	250,000	255,668
1.38%, 03/12/25 (a)	225,000	232,760
Trimble, Inc.
4.15%, 06/15/23 (a)	100,000	108,404
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	108,481
Verisk Analytics, Inc.
4.13%, 09/12/22	100,000	106,153
4.00%, 06/15/25 (a)	200,000	226,554
VMware, Inc.
2.95%, 08/21/22 (a)	200,000	208,350
4.50%, 05/15/25 (a)	250,000	284,637
Xilinx, Inc.
2.95%, 06/01/24 (a)	150,000	161,738
		47,361,021
Transportation 0.4%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (a)	400,000	416,500
3.85%, 09/01/23 (a)	300,000	326,142
3.75%, 04/01/24 (a)	100,000	109,744

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.40%, 09/01/24 (a)	100,000	109,773
3.00%, 04/01/25 (a)	250,000	274,877
Canadian National Railway Co.
2.95%, 11/21/24 (a)	100,000	107,732
Canadian Pacific Railway Co.
4.45%, 03/15/23 (a)	100,000	107,974
2.90%, 02/01/25 (a)	100,000	108,590
Continental Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	31,543	31,122
CSX Corp.
3.70%, 11/01/23 (a)	300,000	326,460
3.40%, 08/01/24 (a)	150,000	164,355
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 04/25/24	200,000	203,900
FedEx Corp.
3.40%, 01/14/22	150,000	155,027
4.00%, 01/15/24	100,000	110,649
3.20%, 02/01/25	100,000	110,119
3.80%, 05/15/25 (a)	450,000	508,905
JB Hunt Transport Services, Inc.
3.30%, 08/15/22 (a)	100,000	104,224
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	250,000	257,545
3.85%, 01/15/24 (a)	100,000	109,330
3.65%, 08/01/25 (a)	200,000	224,422
Ryder System, Inc.
3.40%, 03/01/23 (a)	350,000	371,133
3.75%, 06/09/23 (a)	150,000	161,589
3.88%, 12/01/23 (a)	100,000	109,095
4.63%, 06/01/25 (a)	250,000	287,902
3.35%, 09/01/25 (a)	75,000	83,045
Southwest Airlines Co.
2.75%, 11/16/22 (a)	50,000	51,654
4.75%, 05/04/23	225,000	244,114
5.25%, 05/04/25 (a)	600,000	684,888
Union Pacific Corp.
3.20%, 06/08/21	100,000	101,526
2.95%, 03/01/22	300,000	309,927
4.16%, 07/15/22 (a)	150,000	157,862
3.50%, 06/08/23 (a)	150,000	161,214
3.65%, 02/15/24 (a)	100,000	109,005
3.15%, 03/01/24 (a)	100,000	108,190
3.25%, 01/15/25 (a)	300,000	329,799
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 08/15/25	70,280	69,193
United Parcel Service, Inc.
2.35%, 05/16/22 (a)	100,000	102,851
2.45%, 10/01/22	200,000	207,868
2.50%, 04/01/23 (a)	250,000	262,330
2.20%, 09/01/24 (a)	250,000	265,252
2.80%, 11/15/24 (a)	75,000	81,549
3.90%, 04/01/25 (a)	200,000	226,348
		8,353,724
		270,096,153

Utility 1.3%
Electric 1.2%
Alabama Power Co.
3.55%, 12/01/23	150,000	163,725
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	106,554
Ameren Illinois Co.
2.70%, 09/01/22 (a)	100,000	103,576
Security Rate, Maturity Date	Face Amount ($)	Value ($)
American Electric Power Co., Inc.
3.65%, 12/01/21	100,000	103,288
Avangrid, Inc.
3.15%, 12/01/24 (a)	250,000	272,545
3.20%, 04/15/25 (a)	100,000	109,673
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	250,000	262,725
3.75%, 11/15/23 (a)	300,000	327,324
3.50%, 02/01/25 (a)	100,000	110,760
4.05%, 04/15/25 (a)(e)	450,000	512,442
CenterPoint Energy, Inc.
3.60%, 11/01/21	100,000	102,975
2.50%, 09/01/22 (a)	150,000	155,346
2.50%, 09/01/24 (a)	100,000	106,263
CMS Energy Corp.
5.05%, 03/15/22 (a)	100,000	104,631
Commonwealth Edison Co.
3.40%, 09/01/21 (a)	100,000	101,548
Consumers Energy Co.
3.38%, 08/15/23 (a)	100,000	107,276
Dominion Energy, Inc.
2.00%, 08/15/21 (a)	150,000	151,613
2.72%, 08/15/21	100,000	101,530
3.07%, 08/15/24	300,000	324,633
3.30%, 03/15/25 (a)	100,000	110,277
5.75%, 10/01/54 (a)(b)	22,000	24,318
DTE Electric Co.
3.65%, 03/15/24 (a)	100,000	109,143
DTE Energy Co.
2.60%, 06/15/22	100,000	103,370
3.30%, 06/15/22 (a)	100,000	103,875
0.55%, 11/01/22	250,000	250,605
3.70%, 08/01/23 (a)	100,000	108,263
3.50%, 06/01/24 (a)	350,000	380,243
2.53%, 10/01/24	100,000	106,608
1.05%, 06/01/25 (a)	200,000	202,204
Duke Energy Carolinas LLC
3.35%, 05/15/22	250,000	261,117
Duke Energy Corp.
1.80%, 09/01/21 (a)	328,000	331,165
3.05%, 08/15/22 (a)	300,000	311,409
3.75%, 04/15/24 (a)	300,000	329,682
0.90%, 09/15/25 (a)	300,000	301,236
Duke Energy Ohio, Inc.
3.80%, 09/01/23 (a)	200,000	216,618
Duke Energy Progress LLC
3.00%, 09/15/21 (a)	200,000	202,894
3.25%, 08/15/25 (a)	250,000	278,490
Edison International
2.40%, 09/15/22 (a)	100,000	101,844
3.13%, 11/15/22 (a)	250,000	258,370
3.55%, 11/15/24 (a)	100,000	107,185
Emera US Finance LP
2.70%, 06/15/21 (a)	100,000	101,032
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	108,414
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	100,000	109,765
Entergy Corp.
4.00%, 07/15/22 (a)	150,000	157,808
0.90%, 09/15/25 (a)	250,000	250,663
Entergy Louisiana LLC
5.40%, 11/01/24	100,000	118,251

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Evergy, Inc.
2.45%, 09/15/24 (a)	250,000	265,007
Eversource Energy
2.75%, 03/15/22 (a)	150,000	154,314
2.80%, 05/01/23 (a)	600,000	630,402
2.90%, 10/01/24 (a)	200,000	216,118
0.80%, 08/15/25 (a)	200,000	199,648
Exelon Corp.
3.50%, 06/01/22 (a)	500,000	521,565
Exelon Generation Co., LLC
4.25%, 06/15/22 (a)	250,000	262,147
3.25%, 06/01/25 (a)	450,000	485,361
Florida Power & Light Co.
2.85%, 04/01/25 (a)	250,000	272,842
Georgia Power Co.
2.85%, 05/15/22	100,000	103,628
2.10%, 07/30/23	100,000	104,454
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	50,000	54,538
ITC Holdings Corp.
2.70%, 11/15/22 (a)	100,000	104,113
3.65%, 06/15/24 (a)	100,000	108,941
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	100,000	110,306
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (a)	50,000	51,380
2.30%, 09/15/22 (a)	100,000	103,357
3.40%, 11/15/23 (a)	150,000	161,910
2.95%, 02/07/24 (a)	150,000	160,379
2.85%, 01/27/25 (a)	100,000	108,512
4.75%, 04/30/43 (a)(b)	250,000	262,642
NextEra Energy Capital Holdings, Inc.
4.50%, 06/01/21 (a)	300,000	303,123
2.40%, 09/01/21	250,000	253,895
2.90%, 04/01/22	100,000	103,364
3.30%, 08/15/22	200,000	209,798
1.95%, 09/01/22	100,000	102,754
2.80%, 01/15/23 (a)	500,000	525,505
3.15%, 04/01/24 (a)	145,000	156,512
2.75%, 05/01/25 (a)	350,000	379,379
Northern States Power Co.
2.60%, 05/15/23 (a)	150,000	156,858
Ohio Power Co.
5.38%, 10/01/21	150,000	156,267
Oncor Electric Delivery Co., LLC
2.75%, 06/01/24 (a)	100,000	107,310
0.55%, 10/01/25 (a)(e)	250,000	249,338
Pacific Gas & Electric Co.
1.75%, 06/16/22 (a)	500,000	500,995
3.25%, 06/15/23 (a)	200,000	207,760
4.25%, 08/01/23 (a)	200,000	213,638
3.45%, 07/01/25	400,000	429,880
PacifiCorp
2.95%, 06/01/23 (a)	250,000	264,510
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	425,000	432,629
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	100,000	108,845
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	200,000	209,722
3.95%, 03/15/24 (a)	100,000	109,565
Progress Energy, Inc.
3.15%, 04/01/22 (a)	250,000	257,450
Security Rate, Maturity Date	Face Amount ($)	Value ($)
PSEG Power LLC
3.85%, 06/01/23 (a)	150,000	162,068
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	100,000	104,494
3.25%, 09/01/23 (a)	150,000	162,168
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	250,000	260,617
2.88%, 06/15/24 (a)	200,000	214,822
0.80%, 08/15/25 (a)	250,000	250,205
Puget Energy, Inc.
6.00%, 09/01/21	150,000	155,930
San Diego Gas & Electric Co.
3.00%, 08/15/21	100,000	102,071
3.60%, 09/01/23 (a)	150,000	161,775
Sempra Energy
3.55%, 06/15/24 (a)	350,000	381,930
Southern California Edison Co.
3.40%, 06/01/23 (a)	100,000	106,930
3.50%, 10/01/23 (a)	150,000	161,667
3.70%, 08/01/25 (a)	250,000	280,820
Southern Power Co.
2.50%, 12/15/21 (a)	200,000	204,064
4.15%, 12/01/25 (a)	250,000	287,432
Southwestern Public Service Co.
3.30%, 06/15/24 (a)	100,000	107,748
The AES Corp.
1.38%, 01/15/26 (a)(c)(e)	100,000	100,758
The Southern Co.
2.35%, 07/01/21 (a)	200,000	202,046
2.95%, 07/01/23 (a)	500,000	530,045
5.50%, 03/15/57 (a)(b)	75,000	77,885
Virginia Electric & Power Co.
2.95%, 01/15/22 (a)	100,000	102,268
2.75%, 03/15/23 (a)	150,000	157,173
3.45%, 02/15/24 (a)	200,000	216,214
3.10%, 05/15/25 (a)	100,000	109,546
WEC Energy Group, Inc.
0.55%, 09/15/23	250,000	250,903
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	500,000	501,225
		23,606,741
Natural Gas 0.1%
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (a)	100,000	107,021
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	349,937
Sempra Energy
2.90%, 02/01/23 (a)	150,000	157,452
4.05%, 12/01/23 (a)	100,000	109,332
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	54,469
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	100,000	105,076
		883,287
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	165,938
		24,655,966
Total Corporates
(Cost $491,562,890)		506,131,159

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 62.2% of net assets
Bonds
7.25%, 08/15/22	400,000	448,555
7.63%, 11/15/22	226,000	259,110
7.13%, 02/15/23	1,200,000	1,384,641
6.25%, 08/15/23	1,500,000	1,747,090
7.50%, 11/15/24	600,000	771,656
7.63%, 02/15/25	500,000	653,789
6.88%, 08/15/25	1,000,000	1,305,000
Notes
1.38%, 01/31/22	7,100,000	7,203,727
1.50%, 01/31/22	1,525,300	1,549,788
1.88%, 01/31/22	9,044,300	9,228,719
2.00%, 02/15/22	9,215,300	9,426,424
2.50%, 02/15/22	9,100,000	9,361,625
1.13%, 02/28/22	9,400,000	9,518,051
1.75%, 02/28/22	7,543,800	7,696,886
1.88%, 02/28/22	7,969,800	8,144,606
2.38%, 03/15/22	7,300,000	7,511,301
0.38%, 03/31/22	13,400,000	13,444,492
1.75%, 03/31/22	7,810,000	7,979,166
1.88%, 03/31/22	8,755,000	8,958,485
2.25%, 04/15/22	7,700,000	7,924,082
0.13%, 04/30/22	15,900,000	15,900,932
1.75%, 04/30/22	7,200,000	7,365,234
1.88%, 04/30/22	8,070,000	8,269,228
1.75%, 05/15/22	7,200,000	7,369,313
2.13%, 05/15/22	8,900,000	9,157,439
0.13%, 05/31/22	11,000,000	10,998,711
1.75%, 05/31/22	8,000,000	8,193,750
1.88%, 05/31/22	6,200,000	6,361,660
1.75%, 06/15/22	10,500,000	10,760,039
0.13%, 06/30/22	10,300,000	10,297,988
1.75%, 06/30/22	6,200,000	6,357,906
2.13%, 06/30/22	9,200,000	9,488,578
1.75%, 07/15/22	7,700,000	7,900,771
0.13%, 07/31/22	10,500,000	10,496,924
1.88%, 07/31/22	6,100,000	6,275,732
2.00%, 07/31/22	6,100,000	6,288,361
1.50%, 08/15/22	7,450,000	7,622,718
1.63%, 08/15/22	4,300,000	4,408,928
0.13%, 08/31/22	11,400,000	11,395,992
1.63%, 08/31/22	6,950,000	7,129,587
1.88%, 08/31/22	6,200,000	6,386,969
1.50%, 09/15/22	6,600,000	6,759,328
0.13%, 09/30/22	10,100,000	10,096,252
1.75%, 09/30/22	5,450,000	5,610,413
1.88%, 09/30/22	6,100,000	6,292,889
1.38%, 10/15/22	4,600,000	4,705,566
0.13%, 10/31/22	12,400,000	12,394,672
1.88%, 10/31/22	6,400,000	6,611,250
2.00%, 10/31/22	6,000,000	6,212,461
1.63%, 11/15/22	14,100,000	14,507,303
0.13%, 11/30/22	9,500,000	9,495,732
2.00%, 11/30/22	12,150,000	12,598,031
1.63%, 12/15/22	6,100,000	6,283,238
2.13%, 12/31/22	12,600,000	13,116,305
1.50%, 01/15/23	4,900,000	5,039,727
1.75%, 01/31/23	5,605,000	5,798,767
2.38%, 01/31/23	7,125,000	7,466,777
1.38%, 02/15/23	6,500,000	6,674,434
2.00%, 02/15/23	12,700,000	13,214,449
1.50%, 02/28/23	8,450,000	8,704,160
2.63%, 02/28/23	5,650,000	5,962,295
0.50%, 03/15/23	9,400,000	9,473,437
1.50%, 03/31/23	6,100,000	6,290,625
2.50%, 03/31/23	5,735,000	6,047,513
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.25%, 04/15/23	9,300,000	9,320,344
1.63%, 04/30/23	5,900,000	6,108,344
2.75%, 04/30/23	6,900,000	7,330,441
0.13%, 05/15/23	9,400,000	9,391,922
1.75%, 05/15/23	11,270,000	11,708,914
1.63%, 05/31/23	6,050,000	6,270,494
2.75%, 05/31/23	6,100,000	6,492,449
0.25%, 06/15/23	10,000,000	10,020,703
1.38%, 06/30/23	6,600,000	6,805,992
2.63%, 06/30/23	6,700,000	7,124,246
0.13%, 07/15/23	11,200,000	11,186,000
1.25%, 07/31/23	5,900,000	6,069,625
2.75%, 07/31/23	6,100,000	6,518,898
0.13%, 08/15/23	7,300,000	7,290,305
2.50%, 08/15/23	9,800,000	10,418,242
1.38%, 08/31/23	8,900,000	9,193,422
2.75%, 08/31/23	5,000,000	5,352,734
0.13%, 09/15/23	13,200,000	13,179,891
1.38%, 09/30/23	6,000,000	6,203,672
2.88%, 09/30/23	6,600,000	7,102,734
0.13%, 10/15/23	9,800,000	9,783,539
1.63%, 10/31/23	5,900,000	6,148,445
2.88%, 10/31/23	6,850,000	7,386,494
0.25%, 11/15/23	11,000,000	11,021,055
2.75%, 11/15/23	13,150,000	14,147,037
2.13%, 11/30/23	5,300,000	5,608,270
2.88%, 11/30/23	9,000,000	9,723,867
2.25%, 12/31/23	4,200,000	4,466,109
2.63%, 12/31/23	11,800,000	12,681,773
2.25%, 01/31/24	3,500,000	3,726,953
2.50%, 01/31/24	11,050,000	11,854,147
2.75%, 02/15/24	11,000,000	11,898,477
2.13%, 02/29/24	3,900,000	4,142,227
2.38%, 02/29/24	4,300,000	4,602,176
2.13%, 03/31/24	13,450,000	14,304,285
2.00%, 04/30/24	5,000,000	5,303,516
2.25%, 04/30/24	7,950,000	8,499,979
2.50%, 05/15/24	12,300,000	13,265,742
2.00%, 05/31/24	12,550,000	13,328,002
1.75%, 06/30/24	8,400,000	8,855,437
2.00%, 06/30/24	4,000,000	4,252,813
1.75%, 07/31/24	7,200,000	7,597,125
2.13%, 07/31/24	6,500,000	6,947,637
2.38%, 08/15/24	13,200,000	14,241,047
1.25%, 08/31/24	8,000,000	8,298,438
1.88%, 08/31/24	7,900,000	8,379,863
1.50%, 09/30/24	7,700,000	8,064,848
2.13%, 09/30/24	5,310,000	5,688,545
1.50%, 10/31/24	8,350,000	8,752,496
2.25%, 10/31/24	5,800,000	6,249,047
2.25%, 11/15/24	14,000,000	15,094,297
1.50%, 11/30/24	9,650,000	10,121,568
2.13%, 11/30/24	6,100,000	6,550,352
1.75%, 12/31/24	7,600,000	8,053,625
2.25%, 12/31/24	5,800,000	6,265,133
1.38%, 01/31/25	7,750,000	8,098,145
2.50%, 01/31/25	6,300,000	6,878,813
2.00%, 02/15/25	13,500,000	14,465,039
1.13%, 02/28/25	9,100,000	9,418,500
2.75%, 02/28/25	5,800,000	6,401,977
0.50%, 03/31/25	9,300,000	9,378,105
2.63%, 03/31/25	4,200,000	4,620,000
0.38%, 04/30/25	10,400,000	10,429,250
2.88%, 04/30/25	5,250,000	5,841,650
2.13%, 05/15/25	12,800,000	13,826,000
0.25%, 05/31/25	10,300,000	10,269,422
2.88%, 05/31/25	4,800,000	5,348,437
0.25%, 06/30/25	10,800,000	10,761,609
2.75%, 06/30/25	4,900,000	5,440,531

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.25%, 07/31/25	11,000,000	10,957,891
2.88%, 07/31/25	4,700,000	5,253,535
2.00%, 08/15/25	14,300,000	15,412,719
0.25%, 08/31/25	11,600,000	11,551,062
2.75%, 08/31/25	5,000,000	5,567,773
0.25%, 09/30/25	12,700,000	12,639,973
3.00%, 09/30/25	4,800,000	5,410,125
0.25%, 10/31/25	14,800,000	14,725,422
3.00%, 10/31/25	5,500,000	6,208,555
2.25%, 11/15/25	11,200,000	12,239,500
0.38%, 11/30/25	14,000,000	14,010,391
2.88%, 11/30/25	5,000,000	5,621,875
Total Treasuries
(Cost $1,173,806,008)		1,191,469,612

Government Related 10.8% of net assets

Agency 5.9%
Foreign 2.0%
Austria 0.1%
Oesterreichische Kontrollbank AG
2.88%, 09/07/21	250,000	255,048
2.63%, 01/31/22	200,000	205,592
1.63%, 09/17/22	200,000	204,974
2.88%, 03/13/23	350,000	370,605
3.13%, 11/07/23	550,000	595,072
1.50%, 02/12/25	200,000	208,720
0.38%, 09/17/25	500,000	496,980
		2,336,991
British Virgin Islands 0.0%
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	250,000	260,280
Canada 0.1%
CNOOC Finance 2014 ULC
4.25%, 04/30/24	450,000	492,084
Export Development Canada
2.00%, 05/17/22	450,000	461,772
1.75%, 07/18/22	400,000	409,880
2.50%, 01/24/23	150,000	157,277
1.38%, 02/24/23	250,000	256,302
2.75%, 03/15/23	150,000	158,588
2.63%, 02/21/24	250,000	268,675
		2,204,578
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/21	100,000	101,321
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	250,000	278,980
4.13%, 01/16/25	300,000	325,041
		604,021
Germany 1.0%
FMS Wertmanagement
1.38%, 06/08/21 (h)	200,000	201,244
2.00%, 08/01/22 (h)	200,000	205,914
2.75%, 03/06/23 (h)	500,000	528,180
2.75%, 01/30/24 (h)	250,000	269,273
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kreditanstalt Fuer Wiederaufbau
1.50%, 06/15/21 (h)	700,000	705,019
2.38%, 08/25/21 (h)	239,000	242,838
1.75%, 09/15/21 (h)	150,000	151,869
2.00%, 11/30/21 (h)	200,000	203,614
3.13%, 12/15/21 (h)	1,400,000	1,442,378
2.63%, 01/25/22 (h)	605,000	621,873
2.50%, 02/15/22 (h)	650,000	668,025
2.13%, 03/07/22 (h)	300,000	307,329
2.13%, 06/15/22 (h)	700,000	720,734
1.75%, 08/22/22 (h)	1,000,000	1,026,610
2.00%, 09/29/22 (h)	300,000	309,825
2.00%, 10/04/22 (h)	600,000	619,692
2.38%, 12/29/22 (h)	500,000	522,425
2.13%, 01/17/23 (h)	2,000,000	2,080,740
1.63%, 02/15/23 (h)	650,000	670,039
0.25%, 10/19/23 (h)	1,000,000	1,000,220
2.63%, 02/28/24 (h)	950,000	1,022,019
1.38%, 08/05/24 (h)	350,000	363,580
2.50%, 11/20/24 (h)	600,000	651,198
0.38%, 07/18/25 (h)	2,250,000	2,244,735
Landwirtschaftliche Rentenbank
1.75%, 09/24/21 (h)	100,000	101,278
2.25%, 10/01/21 (h)	100,000	101,697
2.00%, 12/06/21 (h)	350,000	356,346
3.13%, 11/14/23 (h)	200,000	216,726
2.00%, 01/13/25 (h)	250,000	266,105
0.50%, 05/27/25 (h)	300,000	300,747
2.38%, 06/10/25 (h)	750,000	814,410
		18,936,682
Japan 0.3%
Japan Bank for International Cooperation
1.50%, 07/21/21	600,000	604,662
2.50%, 06/01/22	200,000	206,462
2.38%, 11/16/22	300,000	311,952
1.75%, 01/23/23	300,000	308,889
0.63%, 05/22/23	750,000	754,687
3.25%, 07/20/23	750,000	806,325
3.38%, 07/31/23	200,000	215,806
0.38%, 09/15/23	500,000	500,135
3.38%, 10/31/23	200,000	217,148
2.50%, 05/23/24	450,000	481,550
3.00%, 05/29/24	200,000	217,532
1.75%, 10/17/24	200,000	209,494
2.13%, 02/10/25	200,000	212,798
2.50%, 05/28/25	1,000,000	1,084,050
		6,131,490
Norway 0.1%
Equinor A.S.A.
3.15%, 01/23/22	250,000	258,065
2.45%, 01/17/23	150,000	156,756
2.65%, 01/15/24	193,000	205,095
3.70%, 03/01/24	200,000	219,822
3.25%, 11/10/24	100,000	109,983
2.88%, 04/06/25 (a)	250,000	271,953
		1,221,674
Republic of Korea 0.2%
Export-Import Bank of Korea
2.50%, 05/10/21	17,000	17,160
4.38%, 09/15/21	250,000	257,857
2.75%, 01/25/22	400,000	410,700
2.38%, 06/25/24	200,000	211,800
2.88%, 01/21/25	200,000	217,244
0.75%, 09/21/25 (i)	500,000	499,465

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Korea Development Bank
4.63%, 11/16/21	200,000	208,126
3.00%, 03/19/22	200,000	206,650
3.00%, 09/14/22	200,000	209,178
2.75%, 03/19/23	200,000	210,610
3.75%, 01/22/24	900,000	984,843
		3,433,633
Sweden 0.2%
Svensk Exportkredit AB
1.63%, 09/12/21	200,000	202,172
3.13%, 11/08/21	250,000	256,748
2.38%, 03/09/22	300,000	308,046
1.63%, 11/14/22	200,000	205,206
2.88%, 03/14/23	250,000	264,503
0.25%, 09/29/23	500,000	499,090
1.75%, 12/12/23	550,000	573,512
0.38%, 07/30/24	500,000	499,535
0.63%, 05/14/25	225,000	225,830
0.50%, 08/26/25	350,000	348,750
		3,383,392
		38,614,062
U.S. 3.9%
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	750,000	811,958
Fannie Mae
2.63%, 01/11/22	4,050,000	4,162,873
1.88%, 04/05/22	500,000	511,680
2.25%, 04/12/22	2,500,000	2,571,975
2.38%, 01/19/23	1,250,000	1,308,412
0.25%, 05/22/23	3,000,000	3,003,270
2.88%, 09/12/23	800,000	859,416
1.75%, 07/02/24	500,000	526,505
1.63%, 01/07/25	500,000	525,900
0.63%, 04/22/25	1,000,000	1,011,140
0.50%, 06/17/25	1,500,000	1,505,805
Federal Farm Credit Banks Funding Corp.
0.38%, 04/08/22	1,225,000	1,228,994
0.25%, 05/06/22	500,000	500,760
0.13%, 11/23/22	1,000,000	998,850
0.20%, 10/02/23	1,500,000	1,497,330
Federal Home Loan Bank
1.63%, 12/20/21	6,500,000	6,603,545
0.13%, 08/12/22	2,000,000	1,999,480
0.13%, 10/21/22	2,000,000	1,998,620
1.38%, 02/17/23	3,000,000	3,078,000
2.50%, 02/13/24	1,800,000	1,930,842
1.50%, 08/15/24	200,000	209,306
0.50%, 04/14/25	3,000,000	3,016,500
0.50%, 06/13/25	500,000	501,990
Federal Home Loan Mortgage Corp.
0.13%, 07/25/22	2,600,000	2,599,220
0.13%, 10/16/23	5,000,000	4,988,600
0.38%, 09/23/25	1,000,000	995,860
Federal National Mortgage Association
0.25%, 07/10/23	3,000,000	3,002,310
0.25%, 11/27/23	1,000,000	1,000,320
0.38%, 08/25/25	2,000,000	1,992,800
0.50%, 11/07/25	3,000,000	3,003,300
Freddie Mac
2.38%, 01/13/22	528,000	541,300
0.25%, 06/08/22	4,000,000	4,006,120
2.75%, 06/19/23	2,100,000	2,235,849
0.25%, 06/26/23	3,000,000	3,003,330
0.25%, 08/24/23	5,000,000	5,004,050
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.50%, 02/12/25	200,000	209,522
0.38%, 07/21/25	1,000,000	997,610
		73,943,342
		112,557,404

Local Authority 0.6%
Foreign 0.5%
Canada 0.5%
Hydro-Quebec
8.40%, 01/15/22	100,000	108,907
Province of Alberta
2.20%, 07/26/22	250,000	257,815
3.35%, 11/01/23	323,000	350,416
2.95%, 01/23/24	600,000	646,908
1.88%, 11/13/24	350,000	368,343
1.00%, 05/20/25	400,000	406,264
Province of British Columbia
2.00%, 10/23/22	350,000	361,522
1.75%, 09/27/24	150,000	157,890
Province of Manitoba
2.13%, 05/04/22	100,000	102,571
2.10%, 09/06/22	100,000	103,084
2.60%, 04/16/24	250,000	267,960
3.05%, 05/14/24	300,000	325,740
Province of New Brunswick
2.50%, 12/12/22	100,000	103,917
Province of Ontario
2.50%, 09/10/21	250,000	254,313
2.40%, 02/08/22	700,000	717,759
2.55%, 04/25/22	300,000	309,519
2.25%, 05/18/22	250,000	257,173
2.45%, 06/29/22	250,000	258,470
2.20%, 10/03/22	250,000	258,683
1.75%, 01/24/23	900,000	927,423
3.40%, 10/17/23	400,000	434,592
3.05%, 01/29/24	450,000	487,354
7.13%, 02/09/24	100,000	120,717
3.20%, 05/16/24	200,000	218,998
Province of Quebec
2.75%, 08/25/21	300,000	305,574
2.38%, 01/31/22	400,000	409,932
2.63%, 02/13/23	250,000	262,503
2.50%, 04/09/24	250,000	267,447
2.88%, 10/16/24	1,000,000	1,092,380
1.50%, 02/11/25	350,000	364,185
0.60%, 07/23/25	750,000	751,972
Province of Saskatchewan
8.50%, 07/15/22	25,000	28,223
		11,288,554
U.S. 0.1%
Illinois
4.95%, 06/01/23	88,637	90,427
Port Authority of New York & New Jersey
1.09%, 07/01/23	300,000	303,319
State Board of Administration Finance Corp.
2.64%, 07/01/21	250,000	253,162
1.26%, 07/01/25	350,000	356,708
State of California
5.70%, 11/01/21	85,000	89,056

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
University of California
0.88%, 05/15/25 (a)	250,000	252,377
		1,345,049
		12,633,603

Sovereign 0.7%
Canada 0.1%
Canada Government International Bond
2.63%, 01/25/22	300,000	308,367
2.00%, 11/15/22	650,000	672,691
1.63%, 01/22/25	900,000	945,846
		1,926,904
Chile 0.0%
Chile Government International Bond
2.25%, 10/30/22	150,000	154,953
Colombia 0.1%
Colombia Government International Bond
4.38%, 07/12/21	200,000	204,938
2.63%, 03/15/23 (a)	400,000	411,852
4.00%, 02/26/24 (a)	400,000	429,892
		1,046,682
Hungary 0.1%
Hungary Government International Bond
5.38%, 02/21/23	500,000	551,215
5.75%, 11/22/23	210,000	240,232
5.38%, 03/25/24	350,000	400,249
		1,191,696
Indonesia 0.0%
Indonesia Government International Bond
2.95%, 01/11/23	200,000	208,708
4.45%, 02/11/24	200,000	222,136
		430,844
Israel 0.0%
Israel Government International Bond
4.00%, 06/30/22	250,000	264,640
3.15%, 06/30/23	500,000	534,285
		798,925
Italy 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	750,000	874,643
2.38%, 10/17/24	500,000	525,805
1.25%, 02/17/26	500,000	498,860
		1,899,308
Mexico 0.1%
Mexico Government International Bond
3.63%, 03/15/22	300,000	311,781
4.00%, 10/02/23	750,000	817,523
3.60%, 01/30/25	750,000	822,607
3.90%, 04/27/25 (a)	200,000	221,780
		2,173,691
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Panama 0.0%
Panama Government International Bond
4.00%, 09/22/24 (a)	200,000	219,388
3.75%, 03/16/25 (a)	200,000	219,418
		438,806
Peru 0.0%
Peruvian Government International Bond
7.35%, 07/21/25	350,000	446,936
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	600,000	669,252
10.63%, 03/16/25	500,000	710,440
		1,379,692
Poland 0.1%
Republic of Poland Government International Bond
5.00%, 03/23/22	600,000	637,134
3.00%, 03/17/23	500,000	529,945
4.00%, 01/22/24	400,000	444,480
		1,611,559
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	200,000	218,758
Uruguay 0.0%
Uruguay Government International Bond
8.00%, 11/18/22	34,000	36,981
4.50%, 08/14/24	150,000	165,209
		202,190
		13,920,944

Supranational* 3.6%
African Development Bank
1.25%, 07/26/21	164,000	165,132
2.38%, 09/23/21	350,000	356,146
1.63%, 09/16/22	250,000	256,283
2.13%, 11/16/22	450,000	466,632
0.75%, 04/03/23	875,000	885,439
3.00%, 09/20/23	350,000	376,691
Asian Development Bank
1.75%, 06/08/21	300,000	302,424
2.13%, 11/24/21	500,000	509,615
2.00%, 02/16/22	900,000	919,656
1.88%, 02/18/22	100,000	102,025
0.63%, 04/07/22	1,100,000	1,106,490
1.88%, 07/19/22	1,000,000	1,027,270
1.88%, 08/10/22	100,000	102,819
1.75%, 09/13/22	600,000	616,428
1.63%, 01/24/23	300,000	309,000
2.75%, 03/17/23	550,000	581,630
0.25%, 07/14/23	750,000	750,015
0.25%, 10/06/23	1,250,000	1,249,500
2.63%, 01/30/24	600,000	644,112
1.50%, 10/18/24	900,000	939,852
2.00%, 01/22/25	200,000	213,054
0.63%, 04/29/25	1,250,000	1,260,337
0.38%, 09/03/25	1,000,000	996,260
Corp. Andina de Fomento
2.13%, 09/27/21	250,000	253,268
3.25%, 02/11/22	100,000	103,031
4.38%, 06/15/22	150,000	158,117

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 01/06/23	100,000	103,888
2.38%, 05/12/23	300,000	310,518
3.75%, 11/23/23	150,000	162,296
1.63%, 09/23/25	400,000	404,912
Council of Europe Development Bank
1.75%, 09/26/22	200,000	205,570
2.63%, 02/13/23	250,000	263,068
0.25%, 06/10/23	150,000	150,012
0.25%, 10/20/23	400,000	399,876
2.50%, 02/27/24	150,000	160,572
1.38%, 02/27/25	150,000	155,973
European Bank for Reconstruction & Development
1.88%, 07/15/21	200,000	202,098
1.50%, 11/02/21	350,000	354,130
2.75%, 03/07/23	150,000	158,483
0.25%, 07/10/23	500,000	499,955
1.63%, 09/27/24	150,000	157,310
1.50%, 02/13/25	150,000	156,788
0.50%, 05/19/25	600,000	601,452
0.50%, 11/25/25	300,000	300,312
European Investment Bank
1.38%, 09/15/21	550,000	555,219
2.13%, 10/15/21	805,000	818,661
2.88%, 12/15/21	450,000	462,600
2.25%, 03/15/22	850,000	872,525
2.63%, 05/20/22	450,000	466,015
2.38%, 06/15/22	800,000	826,720
1.38%, 09/06/22	500,000	510,325
2.00%, 12/15/22	750,000	777,390
2.50%, 03/15/23	1,400,000	1,472,730
1.38%, 05/15/23	250,000	257,015
2.88%, 08/15/23	550,000	589,138
0.25%, 09/15/23	500,000	500,250
3.13%, 12/14/23	1,000,000	1,086,790
3.25%, 01/29/24	2,150,000	2,351,691
2.63%, 03/15/24	700,000	753,781
2.25%, 06/24/24	450,000	481,198
2.50%, 10/15/24	200,000	216,776
1.88%, 02/10/25	450,000	477,819
1.63%, 03/14/25	650,000	683,923
0.63%, 07/25/25	1,000,000	1,009,290
0.38%, 12/15/25	1,000,000	995,920
Inter-American Development Bank
1.88%, 07/23/21	200,000	202,186
1.25%, 09/14/21	700,000	705,789
2.13%, 01/18/22	300,000	306,531
1.75%, 04/14/22	550,000	561,649
1.75%, 09/14/22	100,000	102,735
2.50%, 01/18/23	750,000	786,165
0.50%, 05/24/23	1,250,000	1,258,012
3.00%, 10/04/23	950,000	1,023,663
0.25%, 11/15/23	1,000,000	999,330
2.63%, 01/16/24	1,100,000	1,179,684
3.00%, 02/21/24	250,000	271,563
2.13%, 01/15/25	1,600,000	1,712,480
1.75%, 03/14/25	400,000	422,488
0.88%, 04/03/25	150,000	152,849
0.63%, 07/15/25	350,000	352,772
International Bank for Reconstruction & Development
2.25%, 06/24/21	300,000	303,501
2.75%, 07/23/21	600,000	609,864
1.38%, 09/20/21	1,050,000	1,060,153
2.00%, 01/26/22	950,000	969,684
1.63%, 02/10/22	600,000	610,230
2.13%, 07/01/22	500,000	515,120
1.88%, 10/07/22	450,000	463,887
2.13%, 02/13/23	150,000	156,281
1.75%, 04/19/23	250,000	259,020
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 06/19/23	200,000	208,284
3.00%, 09/27/23	1,500,000	1,615,665
0.25%, 11/24/23	1,000,000	999,630
2.50%, 03/19/24	550,000	589,770
1.50%, 08/28/24	550,000	573,930
2.50%, 11/25/24	700,000	759,290
1.63%, 01/15/25	1,500,000	1,575,195
2.13%, 03/03/25	100,000	107,230
0.75%, 03/11/25	450,000	456,449
0.63%, 04/22/25	1,000,000	1,008,970
0.38%, 07/28/25	1,250,000	1,246,262
2.50%, 07/29/25	1,500,000	1,641,930
0.50%, 10/28/25	1,500,000	1,502,805
International Finance Corp.
1.13%, 07/20/21	175,000	176,027
2.00%, 10/24/22	200,000	206,776
2.88%, 07/31/23	400,000	427,704
1.38%, 10/16/24	350,000	363,839
0.38%, 07/16/25	750,000	747,652
Nordic Investment Bank
1.25%, 08/02/21	300,000	302,106
2.25%, 09/30/21	200,000	203,402
0.38%, 05/19/23	200,000	200,660
2.25%, 05/21/24	400,000	426,740
0.38%, 09/11/25	400,000	398,496
The Asian Infrastructure Investment Bank
0.25%, 09/29/23	1,000,000	999,570
2.25%, 05/16/24	400,000	426,296
0.50%, 05/28/25	500,000	500,525
		68,215,054
Total Government Related
(Cost $204,125,042)		207,327,005

Security	Number of Shares	Value ($)
Other Investment Companies 0.5% of net assets

Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% (j)	9,011,799	9,011,799

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.02% (j)	101,750	101,750
Total Other Investment Companies
(Cost $9,113,549)		9,113,549
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,345,219 or 0.4% of net assets.
(f)	Variable-rate security.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Guaranteed by the Republic of Germany.
(i)	All or a portion of this security is on loan. Securities on loan were valued at $99,893.
(j)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
The fund owns corporate bonds of an affiliate, The Charles Schwab Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. notes owned by the fund during the period ended November 30, 2020:
	Value at 08/31/20	Gross Purchases*	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 11/30/20	Face Amount at 11/30/20	Interest Income Earned
Charles Schwab Corp., 2.65%, 01/25/23	$79,061	($135)	$—	$—	($234)	$78,692	75,000	$497
Charles Schwab Corp., 3.55%, 02/01/24	109,804	(596)	—	—	(77)	109,131	100,000	887
Charles Schwab Corp., 3.00%, 03/10/25	—	109,413	—	—	(297)	109,116	100,000	467
Charles Schwab Corp., 4.20%, 03/24/25	232,365	(1,136)	—	—	(1,803)	229,426	200,000	2,100
Charles Schwab Corp., 3.85%, 05/21/25	171,406	(1,058)	—	—	(277)	170,071	150,000	1,444
Total	$592,636	$106,488	$—	$—	($2,688)	$696,436		$5,395
* Amount includes amortization of premiums and/or accretion of discounts.

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates[1]	$—	$506,131,159	$—	$506,131,159
Treasuries	—	1,191,469,612	—	1,191,469,612
Government Related[1]	—	207,327,005	—	207,327,005
Other Investment Companies[1]	9,113,549	—	—	9,113,549
Total	$9,113,549	$1,904,927,776	$—	$1,914,041,325
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Bond Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Bond Funds
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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